UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds
(Exact name of registrant as specified in charter)
1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354
Date of fiscal year end:           December 31
Date of reporting period:        January 1, 2025 to June 30, 2025

Item 1. Reports to Stockholders

U.S. Strategic Equity Fund

RIFAX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about U.S. Strategic Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
U.S. Strategic Equity Fund	$45	0.89%

Key Fund Statistics

  Net Assets (thousands)$625,574
  Total Number of Portfolio Holdings 495
  Total Advisory Fees Paid (thousands) $2,155
  Portfolio Turnover Rate41%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(5.1)%
Short-Term Investments	3.4%
Common Stocks	101.5%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	39.9%
Consumer Discretionary	14.9%
Financial Services	14.6%
Health Care	9.5%
Producer Durables	7.7%
Materials and Processing	4.1%
Consumer Staples	3.8%
Energy	3.7%
Utilities	3.3%
Other	(1.5)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

U.S. Small Cap Equity Fund

RIFBX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about U.S. Small Cap Equity Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
U.S. Small Cap Equity Fund	$54	1.11%

Key Fund Statistics

  Net Assets (thousands)$194,948
  Total Number of Portfolio Holdings 1,108
  Total Advisory Fees Paid (thousands) $878
  Portfolio Turnover Rate46%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(3.8)%
Short-Term Investments	4.8%
Common Stocks	98.8%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	21.6%
Producer Durables	17.2%
Health Care	16.5%
Technology	13.2%
Consumer Discretionary	12.3%
Materials and Processing	8.1%
Energy	3.9%
Utilities	3.2%
Consumer Staples	2.8%
Other	1.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

International Developed Markets Fund

RIFCX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about International Developed Markets Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
International Developed Markets Fund	$55	1.02%

Key Fund Statistics

  Net Assets (thousands)$386,781
  Total Number of Portfolio Holdings 561
  Total Advisory Fees Paid (thousands) $1,592
  Portfolio Turnover Rate22%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	2.3%
Preferred Stocks	0.4%
Short-Term Investments	5.1%
Common Stocks	92.2%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	15.8%
United States	9.8%
United Kingdom	9.5%
Germany	8.4%
France	8.3%
Netherlands	4.4%
Switzerland	3.8%
Canada	3.6%
China	3.3%
Italy	3.0%
Other Common Stocks	22.3%
Other	7.8%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Strategic Bond Fund

RIFDX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about Strategic Bond Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Strategic Bond Fund	$33	0.65%

Key Fund Statistics

  Net Assets (thousands)$868,855
  Total Number of Portfolio Holdings 1,039
  Total Advisory Fees Paid (thousands) $2,355
  Portfolio Turnover Rate24%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(1.4)%
Short-Term Investments	18.7%
Long-Term Fixed Income Investments	82.7%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Mortgage-Backed Securities	26.4%
Corporate Bonds and Notes	24.9%
International Debt	14.0%
Non-US Bonds	6.9%
United States Government Treasuries	6.0%
Asset-Backed Securities	4.2%
United States Government Agencies	0.3%
Other	17.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Global Real Estate Securities Fund

RIFSX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about Global Real Estate Securities Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Global Real Estate Securities Fund	$47	0.91%

Key Fund Statistics

  Net Assets (thousands)$973,490
  Total Number of Portfolio Holdings 140
  Total Advisory Fees Paid (thousands) $3,756
  Portfolio Turnover Rate34%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	1.4%
Short-Term Investments	4.3%
Common Stocks	94.3%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	58.1%
Japan	9.4%
Australia	5.9%
United Kingdom	4.3%
Hong Kong	3.0%
Singapore	2.9%
France	2.5%
Germany	2.5%
Sweden	1.6%
Canada	1.3%
Other Common Stocks	2.8%
Other	5.7%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Moderate Strategy Fund

RIFGX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about Moderate Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Moderate Strategy Fund	$7	0.14%

Key Fund Statistics

  Net Assets (thousands)$66,320
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $65
  Portfolio Turnover Rate10%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	53.9%
International Equities	20.6%
Domestic Equities	15.6%
Multi-Asset	8.0%
Alternative	2.0%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Balanced Strategy Fund

RIFHX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about Balanced Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Balanced Strategy Fund	$7	0.14%

Key Fund Statistics

  Net Assets (thousands)$216,033
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $208
  Portfolio Turnover Rate10%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	35.2%
Fixed Income	33.2%
Domestic Equities	20.7%
Multi-Asset	7.0%
Alternative	3.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Aggressive Strategy Fund

RIFIX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about Aggressive Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Aggressive Strategy Fund	$8	0.15%

Key Fund Statistics

  Net Assets (thousands)$181,476
  Total Number of Portfolio Holdings 11
  Total Advisory Fees Paid (thousands) $176
  Portfolio Turnover Rate9%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	40.2%
Domestic Equities	32.7%
Fixed Income	14.3%
Multi-Asset	7.9%
Alternative	4.9%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Equity Aggressive Strategy Fund

RIFJX

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about Equity Aggressive Strategy Fund for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Equity Aggressive Strategy Fund	$8	0.15%

Key Fund Statistics

  Net Assets (thousands)$51,820
  Total Number of Portfolio Holdings 10
  Total Advisory Fees Paid (thousands) $49
  Portfolio Turnover Rate12%

Graphical Representation of Holdings

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	43.0%
Domestic Equities	38.8%
Multi-Asset	8.0%
Alternative	5.4%
Fixed Income	4.9%
Other	(0.1)%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://connect.rightprospectus.com/russellinvestments?Site=RIF.

Item 2. Code of Ethics.

Annual Report Only

Item 3. Audit Committee Financial Expert.

Annual Report Only

Item 4. Principal Accountant Fees and Services.

Annual Report Only

Item 5.  Audit Committee of Listed Registrants.

Not Applicable.

Item 6.  Schedules of Investments

(a) The registrant’s Schedules of Investments are included as part of the Financial Statements filed under Item 7 of this form.
(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

2025 SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
Russell Investment Funds
JUNE 30, 2025
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on five of these Funds.

Page
U.S. Strategic Equity Fund (Form N-CSR Item 7) 3
U.S. Small Cap Equity Fund (Form N-CSR Item 7) 18
International Developed Markets Fund (Form N-CSR Item 7) 39
Strategic Bond Fund (Form N-CSR Item 7) 59
Global Real Estate Securities Fund (Form N-CSR Item 7) 96
Notes to Schedules of Investments (Form N-CSR Item 7) 108
Notes to Financial Highlights (Form N-CSR Item 7) 110
Notes to Financial Statements (Form N-CSR Item 7) 111
Affiliated Brokerage Transactions (Form N-CSR Item 7) 131
Basis for Approval of Investment Advisory Agreement
(Form N-CSR Item 11) 132
Adviser, Money Managers and Service Providers 143
Russell Investment Funds
Semi-annual Financial Statements and Other Information
June 30, 2025 (Unaudited)
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2025. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of
Russell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 101.5%
Consumer Discretionary - 14.9%
Abercrombie & Fitch Co. Class A(Æ) 10,557 875
Amazon.com, Inc.(Æ) 111,956 24,562
AutoZone, Inc.(Æ) 121 449
Axon Enterprise, Inc.(Æ) 928 768
Carnival Corp.(Æ) 18,394 517
Central Garden & Pet Co. Class A(Æ)(Û) 740 23
Charter Communications, Inc. Class A(Æ) 1,129 462
Chipotle Mexican Grill, Inc. Class A(Æ) 76,353 4,287
Columbia Sportswear Co.(Ð) 5,780 353
Comcast Corp. Class A 76,242 2,721
Costco Wholesale Corp. 4,821 4,773
Coupang , Inc.(Æ) 54,748 1,640
Deckers Outdoor Corp.(Æ)(Ð) 8,298 855
Dollar General Corp.(Ð)(Û) 36,802 4,209
Domino's Pizza, Inc. 1,859 838
Expedia Group, Inc. 1,360 229
Ford Motor Co. 43,067 467
Garmin, Ltd.(Ð) 6,131 1,280
General Motors Co.(Û) 53,090 2,613
Hilton Worldwide Holdings, Inc. 1,767 471
Home Depot, Inc. (The) 4,171 1,529
Lear Corp.(Ð) 9,415 894
Lennar Corp. Class A 4,035 446
Leonardo DRS, Inc. 2,092 97
Life Time Group Holdings, Inc.(Æ) 11,100 337
Live Nation Entertainment, Inc.(Æ) 12,710 1,923
Lowe's Cos., Inc. 11,570 2,567
Marriott International, Inc. Class A 3,940 1,076
McDonald's Corp. 7,787 2,275
Meritage Homes Corp. 5,120 343
Netflix, Inc. Class B(Æ) 2,020 2,705
NIKE, Inc. Class B 7,193 511
NVR, Inc.(Æ)(Ð) 157 1,160
O'Reilly Automotive, Inc.(Æ)(Ð) 50,115 4,517
Royal Caribbean Cruises, Ltd. 2,666 835
Starbucks Corp. 4,911 450
Target Corp.(Û) 24,090 2,376
Tesla, Inc.(Æ) 14,981 4,759
TJX Cos., Inc. (The) 5,109 631
Tractor Supply Co.(Ð) 28,668 1,513
TripAdvisor, Inc.(Æ)(Ð) 13,026 170
Walmart, Inc. 37,785 3,695
Walt Disney Co. (The) 24,670 3,059
Williams-Sonoma, Inc.(Ð) 3,707 606
Wingstop , Inc. 4,781 1,610
Yum! Brands, Inc. 3,111 461
92,937
Consumer Staples - 3.8%
Altria Group, Inc. 10,358 607
Ambev SA - ADR 314,182 757
Archer-Daniels-Midland Co. 12,168 642
Coca-Cola Co. (The) 12,356 874
Conagra Brands, Inc. 38,400 786
CVS Health Corp. 52,876 3,648
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Estee Lauder Cos., Inc. (The) Class A 10,176 822
General Mills, Inc. 8,126 421
Kenvue , Inc. 12,327 258
Keurig Dr Pepper, Inc. 13,507 447
Kimberly-Clark Corp. 3,356 433
Kroger Co. (The) 42,519 3,050
Mondelez International, Inc. Class A 20,275 1,367
Monster Beverage Corp.(Æ)(Û) 54,019 3,384
PepsiCo, Inc. 6,581 869
Philip Morris International, Inc. 7,379 1,344
Pilgrim's Pride Corp.(Ð) 11,879 534
Procter & Gamble Co. (The) 8,900 1,418
Sysco Corp. 5,920 449
Tyson Foods, Inc. Class A 29,841 1,669
23,779
Energy - 3.7%
Baker Hughes Co. 57,121 2,190
BP PLC - ADR 25,225 755
Canadian Natural Resources, Ltd. 35,428 1,112
Chevron Corp. 6,322 905
CVR Energy, Inc. 10,467 281
Devon Energy Corp. 25,705 818
Diamondback Energy, Inc. 3,133 431
Eaton Corp. PLC 8,106 2,894
EOG Resources, Inc.(Ð) 14,169 1,695
Exxon Mobil Corp. 37,690 4,063
Halliburton Co.(Û) 15,454 315
Magna International, Inc. Class A 14,645 565
ONEOK, Inc. 5,490 448
Phillips 66(Ð) 15,660 1,868
Schlumberger NV 28,660 969
Shell PLC - ADR 14,898 1,049
Valero Energy Corp.(Ð) 16,329 2,195
Williams Cos., Inc. (The) 11,962 751
23,304
Financial Services - 14.6%
AerCap Holdings NV 17,970 2,102
Affiliated Managers Group, Inc. 2,922 575
Aflac, Inc. 7,659 808
Allstate Corp. (The) 6,409 1,290
Ally Financial, Inc. 41,228 1,606
American Express Co. 9,373 2,990
American International Group, Inc. 5,228 447
American Tower Corp.(ö) 2,116 468
Ameriprise Financial, Inc. 3,919 2,092
Annaly Capital Management, Inc.(ö) 69,359 1,305
Aon PLC Class A 1,281 457
Apollo Global Management, Inc. 6,911 980
Arthur J Gallagher & Co. 6,610 2,116
Axis Capital Holdings, Ltd. 7,377 766
Bank of America Corp. 71,939 3,404
Bank of New York Mellon Corp. (The) 6,772 617
Berkshire Hathaway, Inc. Class B(Æ) 8,155 3,961
BlackRock, Inc. 836 877

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
4 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Blackstone, Inc. Class A 3,181 476
BOK Financial Corp. 3,284 321
Bread Financial Holdings, Inc. 9,852 563
Brighthouse Financial, Inc.(Æ) 7,523 405
Brown & Brown, Inc. 4,129 458
Camden Property Trust(ö) 12,023 1,355
Capital One Financial Corp. 3,325 707
Carlyle Group, Inc. (The) 42,496 2,184
Charles Schwab Corp. (The) 7,110 649
Chubb, Ltd. 1,658 480
Citigroup, Inc. 50,496 4,298
CME Group, Inc. Class A 2,193 604
CNA Financial Corp. 2,160 101
Corebridge Financial, Inc. 47,450 1,684
Cullen/Frost Bankers, Inc.(Û) 3,892 500
Essex Property Trust, Inc.(Ð)(ö) 4,707 1,334
Federated Hermes, Inc. Class B(Ð) 2,340 104
First American Financial Corp. 9,956 611
First Industrial Realty Trust, Inc.(ö) 2,230 107
Globe Life, Inc. 8,452 1,050
Goldman Sachs Group, Inc. (The) 1,526 1,080
Hanover Insurance Group, Inc. (The) 3,366 572
Host Hotels & Resorts, Inc.(ö) 41,537 638
Houlihan Lokey , Inc. Class A(Ð) 500 90
Howard Hughes Holdings, Inc.(Æ) 11,184 755
Interactive Brokers Group, Inc. Class A(Ð) 34,104 1,890
Intercontinental Exchange, Inc. 2,529 464
InvenTrust Properties Corp.(ö) 3,220 88
JPMorgan Chase & Co. 15,488 4,490
KKR & Co., Inc. Class A 3,613 481
M&T Bank Corp. 4,673 907
Marsh & McLennan Cos., Inc. 2,976 651
MasterCard, Inc. Class A 17,509 9,839
Mercury General Corp. 500 34
MetLife, Inc. 5,593 450
Morgan Stanley 15,550 2,190
NU Holdings, Ltd. Class A(Æ)(Ð) 39,046 536
Popular, Inc. 6,405 706
Progressive Corp. (The) 3,110 830
Prologis, Inc.(ö) 9,207 968
Public Storage(ö) 953 280
Realty Income Corp.(ö) 7,839 452
Reinsurance Group of America, Inc. Class A 5,381 1,067
RLI Corp.(Ð) 3,564 257
SEI Investments Co.(Ð) 1,120 101
Selective Insurance Group, Inc. 3,702 321
Synchrony Financial(Ð) 24,922 1,663
Synovus Financial Corp. 13,336 690
Travelers Cos., Inc. (The)(Û) 11,925 3,190
Truist Financial Corp. 11,009 473
US Bancorp 14,972 677
VICI Properties, Inc.(ö) 13,907 453
Visa, Inc. Class A 7,581 2,692
Wells Fargo & Co. 58,695 4,703
Welltower , Inc.(ö) 3,098 476
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Willis Towers Watson PLC 4,214 1,292
91,298
Health Care - 9.5%
Abbott Laboratories 9,014 1,226
AbbVie, Inc. 14,435 2,679
Agilent Technologies, Inc. 20,252 2,390
Align Technology, Inc.(Æ) 6,554 1,241
Amgen, Inc. 2,078 580
AstraZeneca PLC - ADR 7,920 553
Becton Dickinson & Co. 2,581 444
Boston Scientific Corp.(Æ) 5,288 568
Bristol-Myers Squibb Co. 10,503 486
Cardinal Health, Inc. 2,899 487
Cencora , Inc. Class A 1,568 470
Cigna Group (The) 2,393 791
Corcept Therapeutics, Inc.(Æ)(Ð) 7,560 555
Dentsply Sirona, Inc.(Ð) 14,300 227
DexCom , Inc.(Æ)(Ð) 12,810 1,118
Edwards Lifesciences Corp.(Æ)(Û) 30,685 2,400
Elevance Health, Inc. 1,997 777
Eli Lilly & Co. 4,254 3,316
Exelixis , Inc.(Æ)(Û) 10,814 477
GE HealthCare Technologies, Inc. 24,765 1,834
Genmab A/S - ADR(Æ) 25,963 536
Gilead Sciences, Inc. 8,080 896
GSK PLC - ADR 29,736 1,142
HCA Healthcare, Inc. 1,456 558
Humana, Inc. 4,206 1,028
Icon PLC(Æ) 5,514 802
IDEXX Laboratories, Inc.(Æ) 5,241 2,811
Illumina, Inc.(Æ)(Ð) 5,960 569
Incyte Corp.(Æ) 20,130 1,371
Intuitive Surgical, Inc.(Æ) 1,714 931
Jazz Pharmaceuticals PLC(Æ) 4,358 462
Johnson & Johnson 16,797 2,566
LifeStance Health Group, Inc.(Æ) 15,613 81
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ð) 824 94
McKesson Corp.(Ð)(Û) 3,145 2,305
Medpace Holdings, Inc.(Æ)(Ð) 1,352 424
Medtronic PLC 26,805 2,337
Merck & Co., Inc. 13,151 1,041
Moderna , Inc.(Æ)(Ð) 8,837 244
Neurocrine Biosciences, Inc.(Æ)(Û) 913 115
Organon & Co. 42,413 410
Pfizer, Inc. 57,975 1,405
Quest Diagnostics, Inc. 2,532 455
Regeneron Pharmaceuticals, Inc.(Û) 2,874 1,509
ResMed , Inc. 1,774 458
Royalty Pharma PLC Class A 20,567 741
Sanofi SA - ADR 13,820 668
Sarepta Therapeutics, Inc.(Æ)(Ð) 11,183 191
Stryker Corp. 5,242 2,074
Thermo Fisher Scientific, Inc. 929 377
Twist Bioscience Corp.(Æ) 3,697 136
UnitedHealth Group, Inc. 9,041 2,820
Veeva Systems, Inc. Class A(Æ) 4,895 1,410

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vertex Pharmaceuticals, Inc.(Æ) 3,347 1,490
Viatris , Inc. 64,024 572
West Pharmaceutical Services, Inc.(Û) 5,387 1,179
Zoetis, Inc. Class A 4,335 676
59,503
Materials and Processing - 4.1%
Air Products & Chemicals, Inc. 1,591 449
Boise Cascade Co. 2,051 178
Builders FirstSource , Inc.(Æ) 2,744 320
Carrier Global Corp. 14,493 1,061
Celanese Corp. Class A 33,208 1,837
Commercial Metals Co. 3,620 177
Copart , Inc.(Æ) 40,243 1,975
Crown Holdings, Inc.(Û) 21,364 2,200
Ecolab, Inc. 2,540 684
Fastenal Co. 11,039 464
FMC Corp. 35,851 1,497
Freeport-McMoRan, Inc. 36,189 1,569
General Electric Co. 2,916 751
Huntsman Corp.(Ð) 31,278 326
Johnson Controls International PLC 4,301 454
Lennox International, Inc.(Ð) 2,428 1,392
Linde PLC 4,748 2,228
Louisiana-Pacific Corp. 9,049 778
Martin Marietta Materials, Inc. 2,237 1,228
MDU Resources Group, Inc.(Ð) 1,250 21
Newmont Corp. 9,979 581
Reliance, Inc.(Û) 1,000 314
Southern Copper Corp.(Ð) 7,183 727
Trane Technologies PLC 2,932 1,282
Vulcan Materials Co. 6,491 1,693
Watsco , Inc.(Ð) 1,536 678
Westlake Corp. 7,026 533
25,397
Producer Durables - 7.7%
3M Co. 2,310 352
Amphenol Corp. Class A 6,616 653
ArcBest Corp. 1,000 77
Automatic Data Processing, Inc. 1,408 434
Boeing Co. (The)(Æ) 2,155 452
Caterpillar, Inc. 1,994 774
Cintas Corp. 2,208 492
Comfort Systems USA, Inc. 3,260 1,748
CSX Corp. 41,788 1,364
Deere & Co. 3,185 1,620
Delta Air Lines, Inc. 30,693 1,509
EMCOR Group, Inc. 2,236 1,196
Emerson Electric Co. 3,546 473
Expeditors International of Washington, Inc.
(Ð) 2,104 240
FedEx Corp. 5,649 1,284
FTI Consulting, Inc.(Æ) 3,505 566
Gartner, Inc.(Æ) 1,056 427
GE Vernova , Inc.(Û) 1,604 849
Global Payments, Inc. 29,079 2,327
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Graco , Inc.(Ð) 8,968 771
Honeywell International, Inc. 2,611 608
Howmet Aerospace, Inc. 8,059 1,500
Huntington Ingalls Industries, Inc.(Ð) 7,043 1,701
Illinois Tool Works, Inc.(Ð)(Û) 5,448 1,347
Insperity , Inc. 4,652 280
JB Hunt Transport Services, Inc.(Û) 8,612 1,237
Knight-Swift Transportation Holdings, Inc. 8,460 374
Landstar System, Inc.(Ð) 4,775 664
Lockheed Martin Corp. 926 429
ManpowerGroup , Inc. 8,638 349
MasTec , Inc.(Æ) 3,758 640
Moody's Corp. 952 478
Norfolk Southern Corp. 1,777 455
Northrop Grumman Corp. 3,844 1,922
Old Dominion Freight Line, Inc. 1,653 268
Otis Worldwide Corp.(Û) 6,748 668
PACCAR, Inc. 6,429 611
Paychex, Inc. 4,860 707
PayPal Holdings, Inc.(Æ) 6,055 450
Powell Industries, Inc.(Ð) 570 120
Quanta Services, Inc. 1,252 473
Raytheon Co. 3,612 527
Regal Rexnord Corp. 6,621 960
Republic Services, Inc. Class A 2,864 706
Robert Half, Inc. 8,441 347
Rollins, Inc.(Û) 13,945 787
Ryder System, Inc. 4,071 647
S&P Global, Inc. 1,237 652
Schneider National, Inc. Class B(Ð) 13,009 314
Scotts Miracle- Gro Co. (The) Class A 9,874 651
Southwest Airlines Co. 22,847 741
Teledyne Technologies, Inc.(Æ) 881 451
Tetra Tech, Inc. 16,677 600
Trade Desk, Inc. (The) Class A(Æ)(Ð)(Û) 10,714 771
TransDigm Group, Inc. 313 476
TransUnion 21,969 1,933
TriNet Group, Inc. 4,688 343
Union Pacific Corp. 2,491 573
United Airlines, Inc.(Æ) 5,335 425
United Parcel Service, Inc. Class B 4,874 492
United Rentals, Inc. 817 616
Verisk Analytics, Inc. Class A 1,422 443
Vontier Corp. 24,562 906
Waste Management, Inc. 2,939 673
Westinghouse Air Brake Technologies Corp. 2,169 454
48,377
Technology - 39.9%
Accenture PLC Class A 3,163 945
Adobe, Inc.(Æ) 8,782 3,398
Airbnb, Inc. Class A(Æ) 3,704 490
Alphabet, Inc. Class A 47,985 8,456
Alphabet, Inc. Class C(Û) 26,286 4,663
Amkor Technology, Inc.(Ð) 19,016 399
Appfolio , Inc. Class A(Æ)(Ð) 1,780 410
Apple, Inc.(Û) 164,227 33,694

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
6 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Applied Materials, Inc. 1,950 357
Arista Networks, Inc.(Æ) 28,541 2,920
Asana, Inc. Class A(Æ)(Ð) 13,227 179
ASML Holding NV Class G 403 323
Atlassian Corp. Class A(Æ) 7,279 1,478
Autodesk, Inc.(Æ) 1,542 477
Blackbaud , Inc.(Æ)(Ð) 1,320 85
Booking Holdings, Inc. 555 3,213
Broadcom, Inc.(Ð) 51,515 14,200
Broadridge Financial Solutions, Inc. 1,827 444
Cadence Design Systems, Inc.(Æ) 2,112 651
Cirrus Logic, Inc.(Æ) 4,878 509
Cisco Systems, Inc. 20,887 1,449
Cognizant Technology Solutions Corp.
Class A 9,777 763
Corteva , Inc. 6,184 461
Crowdstrike Holdings, Inc. Class A(Æ) 1,369 697
Datadog , Inc. Class A(Æ) 16,757 2,251
DigitalOcean Holdings, Inc.(Æ)(Ð) 7,162 205
DoorDash , Inc. Class A(Æ) 3,286 810
Dropbox, Inc. Class A(Æ)(Ð) 48,450 1,386
EPAM Systems, Inc.(Æ) 5,870 1,038
Fiserv, Inc.(Æ) 4,726 815
Fortinet, Inc.(Æ)(Û) 5,472 578
Hewlett Packard Enterprise Co. 17,675 361
Intel Corp. 21,744 487
International Business Machines Corp. 3,551 1,047
Intuit, Inc. 6,613 5,209
IPG Photonics Corp.(Æ) 2,584 177
Jabil, Inc. 7,615 1,661
KBR, Inc. 6,900 331
KLA Corp. 658 589
Lam Research Corp. 22,631 2,203
Lyft, Inc. Class A(Æ) 74,572 1,175
Manhattan Associates, Inc.(Æ) 6,486 1,281
Marqeta , Inc. Class A(Æ)(Ð) 70,083 409
Match Group, Inc. 31,297 967
Meta Platforms, Inc. Class A(Û) 26,550 19,596
Micron Technology, Inc. 18,494 2,279
Microsoft Corp.(Û) 84,380 41,971
Motorola Solutions, Inc. 2,021 850
MSCI, Inc. Class A 791 456
NCR Atleos Corp.(Æ) 7,460 213
NVIDIA Corp.(Û) 276,282 43,650
NXP Semiconductors NV 8,816 1,926
ON Semiconductor Corp.(Æ) 22,050 1,156
Oracle Corp. 18,325 4,006
Palantir Technologies, Inc. Class A(Æ) 10,083 1,375
Palo Alto Networks, Inc.(Æ) 8,725 1,785
Pegasystems , Inc. 18,400 996
Playtika Holding Corp. 6,600 31
QUALCOMM, Inc.(Ð)(Û) 20,767 3,307
RingCentral, Inc. Class A(Æ) 14,061 399
ROBLOX Corp. Class A(Æ) 15,915 1,674
Roku, Inc.(Æ) 12,750 1,121
Roper Technologies, Inc. 926 525
Salesforce, Inc. 12,980 3,540
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ServiceNow , Inc.(Æ) 3,313 3,406
Silicon Laboratories, Inc.(Æ)(Ð) 2,128 314
Snap, Inc. Class A(Æ)(Ð) 14,573 127
Spotify Technology SA(Æ)(Û) 846 649
Super Micro Computer, Inc.(Æ) 10,327 506
Synopsys, Inc.(Æ) 989 507
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 3,126 708
TE Connectivity PLC 2,909 491
Teradata Corp.(Æ) 14,680 327
Texas Instruments, Inc. 2,456 510
Tyler Technologies, Inc.(Æ) 3,347 1,984
Uber Technologies, Inc.(Æ) 30,686 2,863
UiPath , Inc. Class A(Æ) 46,052 589
VeriSign, Inc. 5,814 1,679
Workday, Inc. Class A(Æ) 1,761 423
Workiva , Inc.(Æ)(Ð) 500 34
249,614
Utilities - 3.3%
American Electric Power Co., Inc. 5,213 541
AT&T, Inc. 144,913 4,194
Comstock Resources, Inc.(Æ)(Ð) 5,430 150
ConocoPhillips 15,066 1,352
Consolidated Edison, Inc. 4,537 455
Duke Energy Corp. 4,476 528
Edison International 14,076 726
Entergy Corp. 11,050 919
Exelon Corp. 15,945 692
FirstEnergy Corp. 23,608 951
Gulfport Energy Corp.(Æ) 1,309 263
NextEra Energy, Inc. 16,837 1,169
NRG Energy, Inc. 10,292 1,653
PG&E Corp. 29,373 410
Sempra Energy 18,208 1,380
Southern Co. (The) 17,807 1,635
T-Mobile US, Inc. 3,452 823
United States Cellular Corp.(Æ) 710 45
Verizon Communications, Inc. 23,693 1,025
WEC Energy Group, Inc. 4,246 442
Xcel Energy, Inc. 23,785 1,620
20,973
Total Common Stocks
(cost $421,444) 635,182
Short-Term Investments - 3.4%
U.S. Cash Management Fund(@) 21,250,083 (∞) 21,244
Total Short-Term Investments
(cost $21,244) 21,244
Total Investments - 104.9%
(identified cost $442,688) 656,426
Securities Sold Short - (5.1)%
Consumer Discretionary - (0.9)%

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Advanced Energy Industries, Inc. (1,070) (142)
Asbury Automotive Group, Inc.(Æ) (1,367) (326)
Atlanta Braves Holdings, Inc. Class C(Æ) (8,946) (418)
Caesars Entertainment, Inc.(Æ) (18,632) (529)
Dutch Bros, Inc. Class A(Æ) (8,916) (610)
Hilton Grand Vacations, Inc.(Æ) (12,115) (503)
Joby Aviation, Inc.(Æ) (33,310) (351)
Liberty Media Corp. Class C(Æ) (3,361) (273)
Lithia Motors, Inc. Class A (1,622) (548)
Somnigroup International, Inc. (7,785) (530)
Tapestry, Inc. (6,262) (550)
Under Armour , Inc. Class A(Æ) (18,958) (130)
Warner Bros. Discovery, Inc.(Æ) (59,111) (677)
(5,587)
Consumer Staples - (0.0)%
Kenvue , Inc. (12,340) (258)
Energy - (0.4)%
Core Natural Resources, Inc. (3,820) (266)
EQT Corp. (9,272) (541)
First Solar, Inc.(Æ) (3,849) (637)
Kodiak Gas Services, Inc. (4,403) (151)
Patterson-UTI Energy, Inc. (13,079) (77)
Sunrun , Inc.(Æ) (14,384) (118)
Uranium Energy Corp.(Æ) (41,407) (282)
Warrior Met Coal, Inc. (10,106) (463)
(2,535)
Financial Services - (0.3)%
AGNC Investment Corp.(ö) (6,329) (58)
BGC Group, Inc. Class A (31,874) (326)
HA Sustainable Infrastructure Capital, Inc. (12,592) (338)
Old National Bancorp (26,845) (573)
Shift4 Payments, Inc. Class A(Æ) (6,144) (609)
UWM Holdings Corp. (68,482) (284)
(2,188)
Health Care - (0.8)%
Acadia Healthcare Co., Inc.(Æ) (19,507) (443)
Addus HomeCare Corp.(Æ) (1,717) (198)
Agios Pharmaceuticals, Inc.(Æ) (8,121) (270)
Avidity Biosciences, Inc.(Æ) (5,444) (155)
Axsome Therapeutics, Inc.(Æ) (1,175) (123)
CG Oncology, Inc.(Æ) (20,995) (546)
Crinetics Pharmaceuticals, Inc.(Æ) (8,856) (255)
Elanco Animal Health, Inc.(Æ) (39,909) (570)
HealthEquity , Inc.(Æ) (2,191) (230)
Immunovant , Inc.(Æ) (1,280) (20)
Insmed , Inc.(Æ) (3,710) (373)
PROCEPT BioRobotics Corp.(Æ) (4,690) (270)
Protagonist Therapeutics, Inc.(Æ) (3,325) (184)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
QuidelOrtho Corp.(Æ) (8,214) (237)
RadNet , Inc.(Æ) (8,019) (456)
Revolution Medicines, Inc.(Æ) (11,508) (423)
Vaxcyte , Inc.(Æ) (6,965) (226)
(4,979)
Materials and Processing - (0.1)%
Cleveland-Cliffs, Inc.(Æ) (30,339) (231)
OPENLANE, Inc.(Æ) (2,383) (58)
VSE Corp. (958) (125)
(414)
Producer Durables - (1.0)%
AeroVironment , Inc.(Æ) (1,863) (531)
Bloom Energy Corp. Class A(Æ) (4,531) (108)
Casella Waste Systems, Inc. Class A(Æ) (5,627) (649)
First Advantage Corp.(Æ) (26,250) (436)
JBT Marel Corp. (4,336) (521)
Loar Holdings, Inc.(Æ) (7,234) (623)
MARA Holdings, Inc.(Æ) (3,608) (57)
Mercury Systems, Inc.(Æ) (7,152) (385)
Mirion Technologies, Inc.(Æ) (23,553) (507)
NuScale Power Corp.(Æ) (13,962) (552)
OSI Systems, Inc.(Æ) (2,792) (628)
RBC Bearings, Inc.(Æ) (1,499) (577)
Tidewater, Inc.(Æ) (2,571) (119)
Willscot Holdings Corp. (7,827) (215)
Zurn Elkay Water Solutions Corp. (1,790) (66)
(5,974)
Technology - (1.4)%
Advanced Micro Devices, Inc.(Æ) (1,385) (197)
Analog Devices, Inc. (2,736) (651)
CCC Intelligent Solutions Holdings, Inc.(Æ) (5,400) (51)
Clearwater Analytics Holdings, Inc. Class
A(Æ) (20,599) (452)
Coherent Corp.(Æ) (8,253) (736)
Concentrix Corp. (9,409) (497)
EchoStar Corp. Class A(Æ) (7,800) (216)
Entegris , Inc. (6,832) (551)
Freshworks , Inc. Class A(Æ) (16,037) (239)
Gen Digital, Inc. (18,130) (533)
Impinj , Inc.(Æ) (2,794) (310)
Lattice Semiconductor Corp.(Æ) (11,433) (560)
Lumentum Holdings, Inc. Class E(Æ) (7,128) (678)
Marvell Technology, Inc. (6,946) (538)
PAR Technology Corp.(Æ) (3,812) (264)
Progress Software Corp. (8,202) (524)
Rambus, Inc.(Æ) (5,972) (382)
TTM Technologies, Inc.(Æ) (11,584) (473)
Unity Software, Inc.(Æ) (26,110) (632)
(8,484)

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
8 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Utilities - (0.2)%
Chord Energy Corp. (3,932) (381)
Expand Energy Corp. (4,580) (535)
UGI Corp. (12,740) (464)
(1,380)
Total Securities Sold Short
(proceeds $28,120) (31,799)
Other Assets and Liabilities,
Net - 0.2%
947
Net Assets - 100.0%
625,574

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 9
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 63 USD 19,699 09/25 518
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 518
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 92,937 $ — $ —
$ —
$ 92,937 14.9
Consumer Staples 23,779 — —
—
23,779 3.8
Energy 23,304 — —
—
23,304 3.7
Financial Services 91,298 — —
—
91,298 14.6
Health Care 59,503 — —
—
59,503 9.5
Materials and Processing 25,397 — —
—
25,397 4.1
Producer Durables 48,377 — —
—
48,377 7.7
Technology 249,614 — —
—
249,614 39.9
Utilities 20,973 — —
—
20,973 3.3
Short-Term Investments — — — 21,244 21,244 3.4
Total Investments 635,182 — — 21,244 656,426 104.9
Securities Sold Short
*
(31,799) — — — (31,799) (5.1)
Other Assets and Liabilities, Net
0.2
100.0
Other Financial Instruments
Assets
Futures Contracts 518 — — — 518 0.1
Total Other Financial Instruments
**
$ 518 $ — $ — $ — $ 518
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2025 , if any, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.
10 U.S. Strategic Equity Fund
Russell Investment Funds
U.S. Strategic Equity Fund
Fair Value of Derivative Instruments — June 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts $ 518
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 737
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0
Futures contracts $ 92 2
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 11
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 31,799 $ — $ 31,799
Total Financial and Derivative Liabilities
31,799 — 31,799
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 31,799 $ — $ 31,799
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 31,799 $ — $ 31,799 $ —
Total
$ 31,799 $ — $ 31,799 $ —
^      Collateral pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
12 U.S. Strategic Equity Fund
Statement of Assets and Liabilities — June 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 442,688
Investments, at fair value(>) ........................................................................................................................................................
656,426
Receivables:
Dividends and interest ...................................................................................................................................................... 405
Dividends from affiliated funds ....................................................................................................................................... 80
Investments sold ............................................................................................................................................................... 1,307
From broker(a) ................................................................................................................................................................. 933
Variation margin on futures contracts .............................................................................................................................. 518
Prepaid expenses .......................................................................................................................................................................... 4
Total assets ...............................................................................................................................................................
659,673
Liabilities
Payables:
Due to custodian .............................................................................................................................................................. 12
Investments purchased ..................................................................................................................................................... 1,634
Fund shares redeemed ...................................................................................................................................................... 68
Accrued fees to affiliates .................................................................................................................................................. 375
Other accrued expenses .................................................................................................................................................... 211
Securities sold short, at fair value(‡) ........................................................................................................................................... 31,799
Total liabilities ...........................................................................................................................................................
34,099
Net Assets ...............................................................................................................................................................
$ 625,574

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 13
Statement of Assets and Liabilities, continued — June 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 236,372
Shares of beneficial interest .........................................................................................................................................................
288
Additional paid-in capital ............................................................................................................................................................
388,914
Net Assets ...............................................................................................................................................................
$ 625,574
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 21.72
Net assets ............................................................................................................................................................................. $ 625,574,165
Shares outstanding ($.01 par value) ..................................................................................................................................... 28,796,885
Amounts in thousands
(‡)     Proceeds on securities sold short $ 28,120
(>)     Investments in affiliates, U.S. Cash Management Fund $ 21,244
(a)   Receivable from Broker for Futures $ 933
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
14 U.S. Strategic Equity Fund
Statement of Operations — For the Period Ended June 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 4,168
Dividends from affiliated funds ....................................................................................................................................... 557
Interest .............................................................................................................................................................................. 32
Total investment income ..............................................................................................................................................................
4,757
Expenses
Advisory fees ................................................................................................................................................................... 2,155
Administrative fees .......................................................................................................................................................... 148
Custodian fees .................................................................................................................................................................. 45
Transfer agent fees .......................................................................................................................................................... 13
Professional fees .............................................................................................................................................................. 49
Trustees’ fees .................................................................................................................................................................... 16
Printing fees ..................................................................................................................................................................... 15
Dividends from securities sold short ................................................................................................................................ 119
Interest expense paid on securities sold short .................................................................................................................. 136
Miscellaneous .................................................................................................................................................................. 4 1
Expenses before reductions .............................................................................................................................................. 2,737
Expense reductions .......................................................................................................................................................... (118)
Net expenses ................................................................................................................................................................................
2,619
Net investment income (loss) .......................................................................................................................................................
2,138
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 30,983
Investments in affiliated funds ......................................................................................................................................... (5)
Futures contracts .............................................................................................................................................................. 737
Securities sold short ......................................................................................................................................................... (1,433)
Net realized gain (loss) ................................................................................................................................................................
30,282
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (2,854)
Investments in affiliated funds ......................................................................................................................................... (1)
Futures contracts .............................................................................................................................................................. 922
Securities sold short ......................................................................................................................................................... 330
Net change in unrealized appreciation (depreciation) ................................................................................................................. (1,603)
Net realized and unrealized gain (loss) ........................................................................................................................................ 28,679
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 30,817

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 15
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2025
(Unaudited)
Fiscal Year Ended
December 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 2,138 $ 3,501
Net realized gain (loss) ....................................................................................................................... 30,282 54,237
Net change in unrealized appreciation (depreciation) ........................................................................ (1,603) 53,372
Net increase (decrease) in net assets from operations .............................................................................. 30,817 111,110
Distributions
To shareholders ................................................................................................................................... (15,359) (50,563)
Net decrease in net assets from distributions ............................................................................................ (15,359) (50,563)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 2,828 (20,208)
Total Net Increase (Decrease) in Net Assets ........................................................................
18,286 40,339
Net Assets
Beginning of period .................................................................................................................................. 607,288 566,949
End of period .............................................................................................................................................
$ 625,574 $ 607,288
* Share transaction amounts (in thousands) for the periods ended June 30, 2025 and December 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Proceeds from shares sold 944 $ 18,689 272 $ 5,766
Proceeds from reinvestment of distributions 715 15,359 2,394 50,563
Payments for shares redeemed (1,512) (31,220) (3,604) (76,537)
Total increase (decrease)
147 $ 2,828 (938) $ (20,208)

See accompanying notes which are an integral part of the financial statements.
16 U.S. Strategic Equity Fund
Russell Investment Funds
U.S. Strategic Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
06/30/25
( ƣ)
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Per-Share Data
– – – – – –
$ Net Asset Value, Beginning of Period 21.20 19.16 15.62 21.46 19.58 16.03
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(
ƥ
)(
Ƃ
)
.07 .12 .14 .11 .07 .09
$ Net Realized and Unrealized Gain (Loss) .99 3.78 3.92 (4.51) 3.87 3.67
$ Total from Investment Operations 1.06 3.90 4.06 (4.40) 3.94 3.76
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.03) (.20) (.14) (.10) (.12) (.07)
$ Distributions from Net Realized Gain (.51) (1.66) (.38) (1.34) (1.94) (.14)
$ Total Distributions (.54) (1.86) (.52) (1.44) (2.06) (.21)
$ Net Asset Value, End of Period 21.72 21.20 19.16 15.62 21.46 19.58
% Total Return
(
ǿ
)(
±
)
5.03 20.50 26.29 (20.86) 20.40 23.84
– – – – – –
Ratios/Supplemental Data
– – – – – –
$ Net Assets, End of Period (000) 625,574 607,288 566,949 472,170 624,167 561,105
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(
ɯ
)
.93 .94 .97 .88 .84 .84
% Expenses, Net
(
Ƃ
)(
ɯ
)(
∆
)
.89 .91 .96 .88 .84 .84
% Net Investment Income
(
Ƃ
)(
ɯ
)
.72 .58 .84 .65 .32 .58
% Portfolio Turnover Rate
(
ǿ
)
41 53 60 100 33 44

Russell Investment Funds
U.S. Strategic Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Strategic Equity Fund 17
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 345,219
Administrative fees 25,016
Transfer agent fees 2,201
Trustees' fees 2,800
$ 375,236
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 11,859 $ 84,084 $ 74,693 $ (5) $ (1) $ 21,244 $ 557 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 421,894,514 $ 219,767,365 $ (16,516,771) $ 203,250,594

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
18 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 98.8%
Consumer Discretionary - 12.3%
1-800-Flowers.com, Inc. Class A(Æ) 1,600 8
Abercrombie & Fitch Co. Class A(Æ) 1,151 95
Academy Sports & Outdoors, Inc. 2,374 106
Accel Entertainment, Inc.(Æ) 1,231 15
Adtalem Global Education, Inc.(Æ) 879 112
Advance Auto Parts, Inc. 2,212 103
AerSale Corp.(Æ) 25,553 154
AMC Networks, Inc. Class A(Æ) 3,219 20
American Axle & Manufacturing Holdings,
Inc.(Æ)(Ð) 28,264 115
American Eagle Outfitters, Inc. 35,161 338
American Public Education, Inc.(Æ) 6,159 188
Asbury Automotive Group, Inc.(Æ) 598 143
Atkore, Inc. 956 67
Atmus Filtration Technologies, Inc. 2,338 85
Axon Enterprise, Inc.(Æ) 349 289
Bath & Body Works, Inc. 3,174 95
Beazer Homes USA, Inc.(Æ) 2,879 64
Birkenstock Holding PLC(Æ) 2,139 105
Blade Air Mobility, Inc.(Æ) 53,316 215
BlueLinx Holdings, Inc.(Æ) 1,885 140
Boot Barn Holdings, Inc.(Æ) 5,618 854
BorgWarner, Inc. 9,551 320
Brilliant Earth Group, Inc. Class A(Æ) 66,646 91
Brinker International, Inc.(Æ) 1,173 212
Brunswick Corp. 10,016 553
Cadre Holdings, Inc. 7,088 226
Carriage Services, Inc. Class A 779 36
Cavco Industries, Inc.(Æ) 230 100
Celestica, Inc.(Æ) 660 103
Century Communities, Inc. 1,857 105
Chegg, Inc.(Æ) 3,155 4
Clarus Corp. 150,551 522
Cooper-Standard Holdings, Inc.(Æ)(Ð) 656 14
CTS Corp. 1,323 56
Dana Holding Corp. 12,022 206
Dave & Buster's Entertainment, Inc.(Æ) 1,612 49
Denny's Corp.(Æ) 48,693 200
Designer Brands, Inc. Class A 4,302 10
Dillard's, Inc. Class A(Û) 231 97
Douglas Dynamics, Inc. 19,072 562
Driven Brands Holdings, Inc.(Æ) 10,792 190
Duolingo, Inc.(Æ)(Û) 608 249
Dutch Bros, Inc. Class A(Æ) 1,688 115
FIGS, Inc. Class A(Æ)(Ð) 10,647 60
FirstCash Holdings, Inc. 2,052 277
Five Below, Inc.(Æ) 1,327 174
Foot Locker, Inc.(Æ) 3,681 90
Forestar Group, Inc.(Æ) 1,447 29
Freshpet, Inc.(Æ)(Ð) 1,644 112
Funko, Inc. Class A(Æ) 3,854 18
Genesco, Inc.(Æ) 797 16
Genius Sports, Ltd.(Æ) 19,093 199
Gentherm, Inc.(Æ) 2,869 81
G-III Apparel Group, Ltd.(Æ) 6,990 157
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Gildan Activewear, Inc. Class A 4,421 218
GMS, Inc.(Æ) 1,689 184
Golden Entertainment, Inc. 15,626 460
GoPro, Inc. Class A(Æ) 5,833 4
Gray Television, Inc. 8,400 38
Green Brick Partners, Inc.(Æ) 4,908 309
Group 1 Automotive, Inc. 356 155
Haverty Furniture Cos., Inc. 15,931 324
HealthStream, Inc. 792 22
Hims & Hers Health, Inc.(Æ) 1,887 94
Johnson Outdoors, Inc. Class A 10,601 321
KB Home 1,345 71
KinderCare Learning Cos., Inc.(Æ)(Ð) 3,199 32
Kontoor Brands, Inc. 1,139 75
Kura Sushi USA, Inc. Class A(Æ) 10,554 908
La-Z-Boy, Inc. 1,839 68
Lear Corp.(Ð) 1,804 171
Legacy Education, Inc.(Æ) 17,362 194
Leonardo DRS, Inc. 3,629 169
Leslie's, Inc.(Æ) 7,650 3
Life Time Group Holdings, Inc.(Æ) 3,080 93
LifeMD, Inc.(Æ) 4,823 66
Lincoln Educational Services Corp.(Æ) 14,568 336
Lindblad Expeditions Holdings, Inc.(Æ)(Ð) 1,893 22
Lucid Group, Inc.(Æ)(Ð) 13,801 29
M/I Homes, Inc.(Æ) 750 84
Madison Square Garden Entertainment
Corp.(Æ) 3,050 122
Magnite, Inc.(Æ) 2,973 72
Marine Products Corp. 24,099 205
Marriott Vacations Worldwide Corp. 2,809 203
MasterCraft Boat Holdings, Inc.(Æ) 74 1
Matthews International Corp. Class A 8,989 215
Meritage Homes Corp.(Û) 4,428 297
Monro Muffler Brake, Inc. 5,006 75
Motorcar Parts of America, Inc.(Æ) 3,458 39
Movado Group, Inc.(Ð) 17,010 259
Newell Brands, Inc. 67,988 367
OneSpaWorld Holdings, Ltd. 34,027 694
OptimizeRx Corp.(Æ) 3,703 50
Papa John's International, Inc. 20,169 987
Perdoceo Education Corp. 3,215 105
QuinStreet, Inc.(Æ) 27,436 442
Reservoir Media, Inc.(Æ) 39,547 303
REV Group, Inc.(Ð) 2,006 95
Rocky Brands, Inc. 8,856 197
Rush Street Interactive, Inc.(Æ) 29,503 440
Scholastic Corp. 2,058 43
Shake Shack, Inc. Class A(Æ) 1,195 168
SharkNinja, Inc.(Æ)(Û) 1,982 196
Shoe Carnival, Inc. 4,982 93
Signet Jewelers, Ltd. 1,735 138
Smith & Wesson Brands, Inc. 7,533 65
Sonic Automotive, Inc. Class A(Û) 1,931 154
Sportradar Holding AG Class A(Æ) 2,265 64
Stitch Fix, Inc. Class A(Æ) 28,238 104
Stride, Inc.(Æ) 1,422 206

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Super Group SGHC, Ltd. 19,478 214
Superior Group of Cos., Inc. 197 2
Taylor Morrison Home Corp. Class A(Æ) 1,373 84
TEGNA, Inc. 11,002 184
Texas Roadhouse, Inc. Class A 3,655 685
Thor Industries, Inc. 4,323 384
Toll Brothers, Inc.(Û) 2,758 315
Tri Pointe Homes, Inc.(Æ) 5,970 191
TripAdvisor, Inc.(Æ)(Ð) 6,173 81
Udemy, Inc.(Æ) 5,990 42
Under Armour, Inc. Class C(Æ) 12,003 78
Universal Electronics, Inc.(Æ) 321 2
Universal Technical Institute, Inc.(Æ) 6,195 210
Urban Outfitters, Inc.(Æ) 2,408 175
Victoria's Secret & Co.(Æ) 3,870 72
Visteon Corp.(Æ) 1,244 116
Wabash National Corp. 15,254 162
Wayfair, Inc. Class A(Æ)(Û) 4,709 241
Webtoon Entertainment, Inc.(Æ) 1,400 13
Wingstop, Inc.(Û) 1,945 655
Winmark Corp. 122 46
Winnebago Industries, Inc. 17,263 501
Wyndham Hotels & Resorts, Inc. 700 57
Ziff Davis, Inc.(Æ) 2,945 89
Zumiez, Inc.(Æ) 2,002 27
24,019
Consumer Staples - 2.8%
Arko Corp. 3,634 15
Beauty Health Co. (The)(Æ) 5,396 10
Calavo Growers, Inc. 8,037 214
Coty, Inc. Class A(Æ)(Ð) 18,262 85
Dole PLC(Ð) 3,021 42
Edgewell Personal Care Co. 2,629 62
elf Beauty, Inc.(Æ) 1,221 152
Grocery Outlet Holding Corp.(Æ) 5,064 63
Helen of Troy, Ltd.(Æ) 1,831 52
Herbalife, Ltd.(Æ)(Ð) 10,908 94
J&J Snack Foods Corp. 2,598 295
Lifevantage Corp. 1,158 15
Medifast, Inc.(Æ) 593 8
National Beverage Corp.(Æ)(Û) 1,081 47
National Vision Holdings, Inc.(Æ) 14,709 338
Nomad Foods, Ltd. 7,191 122
Pilgrim's Pride Corp.(Ð) 5,894 265
Quanex Building Products Corp. 49,133 929
Sprouts Farmers Market, Inc.(Æ) 4,066 669
United Natural Foods, Inc.(Æ) 5,184 121
USANA Health Sciences, Inc.(Æ) 1,144 35
Vita Coco Co., Inc. (The)(Æ) 15,460 558
Vital Farms, Inc.(Æ) 15,779 608
Warby Parker, Inc. Class A(Æ) 25,101 551
Weis Markets, Inc. 1,092 79
Zevia PBC Class A(Æ) 13,155 42
5,471
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Energy - 3.9%
Aris Water Solutions, Inc. Class A 40,405 956
Berry Corporation 8,246 23
ChampionX Corp. 3,743 93
CVR Energy, Inc.(Ð) 3,773 101
Delek US Holdings, Inc.(Ð) 35,521 752
DNOW, Inc.(Æ) 11,103 165
Expro Group Holdings NV(Æ) 6,863 59
Hallador Energy Co.(Æ) 4,672 74
HF Sinclair Corp. 18,640 766
Kodiak Gas Services, Inc. 1,962 67
Liberty Energy, Inc. Class A 11,402 131
Matador Resources Co. 1,644 78
Matrix Service Co.(Æ) 25,315 342
Murphy Oil Corp. 3,289 74
National Energy Services Reunited Corp.
(Æ) 30,917 186
Natural Gas Services Group, Inc.(Æ) 10,098 261
NPK International, Inc.(Æ) 39,138 333
Oceaneering International, Inc.(Æ) 8,199 170
Patterson-UTI Energy, Inc. 47,091 279
PBF Energy, Inc. Class A 3,755 81
ProPetro Holding Corp.(Æ)(Ð) 7,868 47
Ramaco Resources, Inc. Class A 7,611 100
Ranger Energy Services, Inc. Class A 1,128 13
REX American Resources Corp.(Æ) 1,763 86
RPC, Inc.(Ð) 6,167 29
Select Water Solutions, Inc. Class A 76,403 660
SM Energy Co. 6,028 149
Solaris Energy Infrastructure, Inc. Class A 3,648 103
SunCoke Energy, Inc. 3,553 31
TechnipFMC PLC(Û) 11,585 399
TETRA Technologies, Inc.(Æ) 84,079 283
United States Antimony Corp.(Æ) 23,477 51
VAALCO Energy, Inc. 31,461 114
Viper Energy, Inc. 1,224 47
W&T Offshore, Inc. 123,190 203
Warrior Met Coal, Inc. 3,087 141
World Kinect Corp. 4,836 137
7,584
Financial Services - 21.6%
1st Source Corp. 1,724 107
Acadia Realty Trust(ö) 9,496 176
Agree Realty Corp.(ö) 1,167 85
Air Lease Corp. Class A 3,816 223
Ally Financial, Inc.(Û) 9,379 365
Alpine Income Property Trust, Inc.(ö) 28,200 415
American Integrity Insurance Group, Inc.
(Æ) 6,588 121
Americold Realty Trust, Inc.(ö) 17,153 285
Ameris Bancorp 2,175 141
Atlantic Union Bankshares Corp. 2,533 79
Atlanticus Holdings Corp.(Æ)(Ð) 6,593 361
Axis Capital Holdings, Ltd. 1,472 153
Axos Financial, Inc.(Æ) 3,274 249

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
20 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Baldwin Insurance Group, Inc. (The) Class
A(Æ) 3,261 140
Bancorp, Inc. (The)(Æ) 3,114 177
Bank of NT Butterfield & Son, Ltd. (The) 4,530 201
Bank OZK 3,600 169
BankUnited, Inc.(Û) 1,580 56
Banner Corp. 1,667 107
BGC Group, Inc. Class A 32,026 328
Blackstone Mortgage Trust, Inc. Class A(ö) 11,489 221
BOK Financial Corp.(Û) 989 97
Bowhead Specialty Holdings, Inc.(Æ) 5,400 203
Bread Financial Holdings, Inc. 6,157 352
Brighthouse Financial, Inc.(Æ) 2,539 137
Brixmor Property Group, Inc.(ö) 10,851 283
Broadstone Net Lease, Inc.(ö) 18,124 291
Business First Bancshares, Inc. 23,020 567
Cadence Bank 9,610 307
Camden Property Trust(ö)(Û) 3,182 359
Capital Bancorp, Inc. 11,171 375
Capital City Bank Group, Inc. 9,510 374
Cathay General Bancorp 2,825 129
Centerspace(ö) 2,188 132
Central Pacific Financial Corp. 5,738 161
Chatham Lodging Trust(ö) 1,658 12
City Holding Co. 917 112
Claros Mortgage Trust, Inc.(Ð)(ö) 5,760 16
CNO Financial Group, Inc. 6,718 259
Comerica, Inc.(Ð)(Û) 4,794 286
Community Bank System, Inc. 7,328 417
Community Healthcare Trust, Inc.(ö) 34,634 576
Compass, Inc. Class A(Æ)(Û) 26,107 164
COPT Defense Properties(ö) 5,631 155
CTO Realty Growth, Inc.(ö) 31,955 552
Cullen/Frost Bankers, Inc.(Û) 4,638 596
Cushman & Wakefield PLC(Æ) 14,543 161
Dave, Inc.(Æ) 1,333 358
DiamondRock Hospitality Co.(ö) 20,216 155
Dime Community Bancshares, Inc. 7,379 199
Diversified Healthcare Trust(Ð)(ö) 1,820 6
Donegal Group, Inc. Class A 228 5
Eastern Bankshares, Inc. 7,567 116
Enova International, Inc.(Æ) 2,092 233
Enterprise Financial Services Corp. 4,724 260
Esquire Financial Holdings, Inc. 3,519 333
Essent Group, Ltd. 2,097 127
Essential Properties Realty Trust, Inc.(ö) 3,539 113
European Wax Center, Inc. Class A(Æ) 1,100 6
eXp World Holdings, Inc.(Ð) 7,042 64
EZCORP, Inc. Class A(Æ) 14,501 201
Federal Agricultural Mortgage Corp. Class
C 927 180
Fidelis Insurance Holdings, Ltd. 3,992 66
First American Financial Corp. 5,685 349
First BanCorp 12,473 260
First Commonwealth Financial Corp. 10,981 178
First Financial Corp. 2,023 110
First Foundation, Inc.(Æ)(Ð) 2,489 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First Internet Bancorp 568 15
First Interstate BancSystem, Inc. Class A 3,479 100
First Merchants Corp. 3,288 126
First Mid Bancshares, Inc. 9,931 372
Five Star Bancorp 1,206 34
Flagstar Financial, Inc. 15,644 166
Four Corners Property Trust, Inc.(ö) 3,387 91
FTAI Aviation, Ltd. 3,018 347
Fulton Financial Corp. 5,554 100
Genworth Financial, Inc. Class A(Æ) 30,673 239
German American Bancorp, Inc. 12,118 467
Getty Realty Corp.(ö) 9,041 250
Glacier Bancorp, Inc. 7,874 339
Globe Life, Inc. 2,517 313
Guaranty Bancshares, Inc. 6,780 288
HA Sustainable Infrastructure Capital, Inc. 5,276 142
Hamilton Lane, Inc. Class A 734 104
Hancock Holding Co. 2,475 142
Hanover Insurance Group, Inc. (The) 2,862 486
Heritage Financial Corp. 7,147 170
Heritage Insurance Holdings, Inc.(Æ) 12,140 303
Hilltop Holdings, Inc.(Û) 3,847 117
Home BancShares, Inc. 15,907 453
Horizon Bancorp, Inc. 16,133 248
Howard Hughes Holdings, Inc.(Æ)(Û) 1,879 127
Independence Realty Trust, Inc.(ö) 8,238 146
Independent Bank Corp. 16,878 828
Innovative Industrial Properties, Inc.(ö) 982 54
International Bancshares Corp. 2,298 153
International Money Express, Inc.(Æ) 1,578 16
InvenTrust Properties Corp.(ö) 2,448 67
Jackson Financial, Inc. Class A 2,782 247
James River Group Holdings, Ltd.(Ð) 2,606 15
JER Investment Trust, Inc.(Æ)(Š)(Þ) 1,771 —
John Wiley & Sons, Inc. Class A 2,234 100
Jones Lang LaSalle, Inc.(Æ) 643 164
Kearny Financial Corp. 2,110 14
Kemper Corp. 7,716 498
Kennedy-Wilson Holdings, Inc. 3,448 23
Kite Realty Group Trust(ö) 8,940 202
Lazard, Inc. 6,576 315
Legacy Housing Corp.(Æ) 8,902 202
Legalzoom.com, Inc.(Æ) 12,482 111
LendingClub Corp.(Æ) 12,998 156
LendingTree, Inc.(Æ) 1,340 50
Live Oak Bancshares, Inc.(Û) 4,769 142
Macerich Co. (The)(ö) 7,956 129
Marcus & Millichap, Inc. 17,236 529
Marex Group PLC 1,892 75
McGrath RentCorp 860 100
Metropolitan Bank Holding Corp.(Æ) 10,093 706
Mid Penn Bancorp, Inc. 13,035 368
Moelis & Co. Class A 1,864 116
Mr. Cooper Group, Inc.(Æ) 1,312 196
National Bank Holdings Corp. Class A 4,829 182
NBT Bancorp, Inc. 13,338 554
NerdWallet, Inc. Class A(Æ) 2,912 32

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NETSTREIT Corp.(ö) 50,592 857
Newmark Group, Inc. Class A 17,829 217
NMI Holdings, Inc. Class A(Æ) 3,427 145
NNN REIT, Inc.(ö) 5,807 251
Northeast Bank 4,931 439
Northpointe Bancshares, Inc. 14,197 195
OceanFirst Financial Corp. 12,050 212
OFG Bancorp 5,285 226
Onity Group, Inc.(Æ) 4,251 162
Origin Bancorp, Inc. 9,060 324
OUTFRONT Media, Inc.(ö) 9,269 151
Pacific Premier Bancorp, Inc. 4,193 88
Palomar Holdings, Inc.(Æ) 563 87
Park Hotels & Resorts, Inc.(Ð)(ö) 592 6
PennyMac Financial Services, Inc. 1,448 144
Perella Weinberg Partners 28,869 561
Piedmont Office Realty Trust, Inc. Class
A(ö) 5,618 41
Piper Sandler Cos. 315 88
Plymouth Industrial REIT, Inc.(ö) 11,101 178
Popular, Inc. 3,907 431
PotlatchDeltic Corp.(ö) 15,904 610
PRA Group, Inc.(Æ) 2,540 37
Preferred Bank 1,294 112
Prosperity Bancshares, Inc. 7,132 501
Radian Group, Inc. 4,061 146
RE/MAX Holdings, Inc. Class A(Æ) 16,956 139
Real Brokerage, Inc. (The)(Æ)(Ð) 6,119 28
Red River Bancshares, Inc. 1,832 108
Regional Management Corp.(Ð) 389 11
Reinsurance Group of America, Inc. Class A 1,891 375
Renasant Corp. 14,199 510
RLI Corp.(Ð) 3,400 246
RMR Group, Inc. (The) Class A 542 9
Ryman Hospitality Properties, Inc.(ö) 1,484 146
Safety Insurance Group, Inc.(Ð) 963 76
Seacoast Banking Corp. of Florida 19,050 526
Selective Insurance Group, Inc. 1,602 139
ServisFirst Bancshares, Inc. 3,675 285
Simmons First National Corp. Class A 4,420 84
Skyward Specialty Insurance Group, Inc.
(Æ) 733 42
SL Green Realty Corp.(ö) 3,009 186
Slide Insurance Holdings, Inc.(Æ) 2,695 58
SLM Corp.(Ð) 9,035 296
SmartFinancial, Inc. 10,176 344
South Plains Financial, Inc. 8,623 311
SouthState Corp. 1,343 124
Stewart Information Services Corp. 1,439 94
Stock Yards Bancorp, Inc. 3,968 313
StoneX Group, Inc.(Æ) 2,507 228
Sunstone Hotel Investors, Inc.(ö) 6,317 55
Texas Capital Bancshares, Inc.(Æ) 1,545 123
Third Coast Bancshares, Inc.(Æ) 473 15
Tiptree, Inc. Class A 6,223 147
Towne Bank 12,245 419
TriCo Bancshares 6,974 282
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Triumph Financial, Inc.(Æ) 10,001 551
Trupanion, Inc.(Æ)(Ð) 1,374 76
UL Solutions, Inc. Class A 5,477 399
UMB Financial Corp. 1,358 143
UMH Properties, Inc.(ö) 30,585 514
United Bankshares, Inc. 3,311 121
United Community Banks, Inc. 4,494 134
Universal Insurance Holdings, Inc. 1,263 35
Unum Group(Û) 3,190 258
Valley National Bancorp 14,779 132
Vestis Corp. 10,113 58
Walker & Dunlop, Inc. 3,026 213
Webster Financial Corp. 4,642 253
WesBanco, Inc. 18,019 570
Westwood Holdings Group, Inc. 5,541 86
Wintrust Financial Corp. 359 44
Xenia Hotels & Resorts, Inc.(ö) 5,424 68
42,176
Health Care - 16.5%
10X Genomics, Inc. Class A(Æ) 12,533 145
AdaptHealth Corp.(Æ) 18,704 176
Adaptive Biotechnologies Corp.(Æ) 16,157 188
ADMA Biologics, Inc.(Æ) 110,475 2,012
agilon health, Inc.(Æ) 28,149 65
Akebia Therapeutics, Inc.(Æ) 7,634 28
Akero Therapeutics, Inc.(Æ) 7,746 413
Aldeyra Therapeutics, Inc.(Æ)(Ð) 2,424 9
Alector, Inc.(Æ)(Ð) 4,167 6
Align Technology, Inc.(Æ)(Û) 147 28
AnaptysBio, Inc.(Æ) 2,153 48
ANI Pharmaceuticals, Inc.(Æ) 16,601 1,083
Apogee Therapeutics, Inc.(Æ) 1,241 54
Arcellx, Inc.(Æ) 4,764 314
Arcturus Therapeutics Holdings, Inc.(Æ)(Ð) 2,620 34
Arcus Biosciences, Inc.(Æ)(Ð) 3,684 30
Ardelyx, Inc.(Æ) 6,600 26
Artivion, Inc.(Æ) 1,119 35
Arvinas, Inc.(Æ) 970 7
Ascendis Pharma A/S - ADR(Æ) 1,501 259
Astrana Health, Inc.(Æ)(Ð) 1,790 45
AtriCure, Inc.(Æ) 950 31
Aurinia Pharmaceuticals, Inc.(Æ)(Ð) 6,349 54
Axogen, Inc.(Æ) 2,833 31
Axsome Therapeutics, Inc.(Æ) 996 104
Beam Therapeutics, Inc.(Æ)(Ð) 2,380 41
Bicara Therapeutics, Inc.(Æ) 3,801 35
BioCryst Pharmaceuticals, Inc.(Æ) 25,363 227
BioLife Solutions, Inc.(Æ) 21,635 466
BridgeBio Pharma, Inc.(Æ) 14,879 642
Butterfly Network, Inc.(Æ) 10,615 21
CareDx, Inc.(Æ) 20,438 399
CARGO Therapeutics, Inc.(Æ)(Ð) 3,887 16
Caribou Biosciences, Inc.(Æ) 1,759 2
Catalyst Pharmaceuticals, Inc.(Æ) 5,498 119
Centessa Pharmaceuticals PLC - ADR(Æ) 7,266 96
Chemed Corp. 769 374

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
22 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
CinCor Pharma, Inc.(Æ)(Š) 3,630 11
Concentra Group Holdings Parent, Inc. 3,628 75
CONMED Corp. 2,254 117
Contra Inhibrx, Inc.(Æ)(Š) 5,417 4
Corcept Therapeutics, Inc.(Æ)(Ð) 6,371 468
CorVel Corp.(Æ) 956 98
Crinetics Pharmaceuticals, Inc.(Æ) 7,785 224
Cytek Biosciences, Inc.(Æ) 3,340 11
Cytokinetics, Inc.(Æ) 5,143 170
Embecta Corp. 8,198 79
Enanta Pharmaceuticals, Inc.(Æ) 934 7
Enovis Corp. Class W(Æ) 8,497 266
Ensign Group, Inc. (The) 1,002 155
Entrada Therapeutics, Inc.(Æ) 979 7
Exagen, Inc.(Æ) 10,595 74
Exelixis, Inc.(Æ)(Û) 9,828 433
Fate Therapeutics, Inc.(Æ) 2,142 2
Fulgent Genetics, Inc.(Æ) 1,280 25
GeneDx Holdings Corp.(Æ) 2,962 273
Glaukos Corp.(Æ) 1,158 120
GoodRx Holdings, Inc. Class A(Æ) 5,916 29
GRAIL, Inc.(Æ)(Ð) 825 42
Guardant Health, Inc.(Æ) 7,392 385
Guardian Pharmacy Services, Inc. Class
A(Æ) 1,825 39
Haemonetics Corp.(Æ) 1,122 84
Halozyme Therapeutics, Inc.(Æ) 11,029 574
HealthEquity, Inc.(Æ) 7,489 785
Heron Therapeutics, Inc.(Æ) 1,900 4
Illumina, Inc.(Æ)(Ð) 540 52
Incyte Corp.(Æ)(Û) 500 34
Inmode, Ltd.(Æ) 6,291 91
Innoviva, Inc.(Æ) 18,946 381
Inogen, Inc.(Æ) 920 6
Insmed, Inc.(Æ) 9,568 963
Insulet Corp.(Æ) 637 200
Integer Holdings Corp.(Æ) 637 78
Integra LifeSciences Holdings Corp.(Æ) 5,086 62
Iovance Biotherapeutics, Inc.(Æ)(Ð) 15,685 27
iRadimed Corp. 15,769 943
iRhythm Technologies, Inc.(Æ) 1,833 282
Ironwood Pharmaceuticals, Inc. Class A(Æ) 8,473 6
Janux Therapeutics, Inc.(Æ) 1,918 44
Joint Corp. (The)(Æ) 10,902 126
Keros Therapeutics, Inc.(Æ) 3,471 46
Kodiak Sciences, Inc.(Æ)(Ð) 2,000 7
KORU Medical Systems, Inc.(Æ) 12,166 44
Krystal Biotech, Inc.(Æ) 565 78
Kura Oncology, Inc.(Æ) 6,193 36
Lantheus Holdings, Inc.(Æ) 1,390 114
LeMaitre Vascular, Inc. 16,068 1,334
LENZ Therapeutics, Inc.(Æ) 1,683 49
LifeStance Health Group, Inc.(Æ) 7,197 37
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ð) 10,528 1,197
Madrigal Pharmaceuticals, Inc.(Æ) 1,784 540
MannKind Corp.(Æ) 11,389 43
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Maravai LifeSciences Holdings, Inc. Class
A(Æ) 4,200 10
Masimo Corp.(Æ) 230 39
Medpace Holdings, Inc.(Æ) 761 239
Merit Medical Systems, Inc.(Æ) 4,075 381
Merus NV(Æ) 2,125 112
MiMedx Group, Inc.(Æ)(Ð) 1,900 12
Mirum Pharmaceuticals, Inc.(Æ) 7,559 385
Myriad Genetics, Inc.(Æ) 7,083 38
Natera, Inc.(Æ) 2,023 342
National HealthCare Corp. 1,340 143
Nektar Therapeutics(Æ) 321 8
Neurocrine Biosciences, Inc.(Æ) 1,394 175
NeuroPace, Inc.(Æ) 4,477 50
Novavax, Inc.(Æ)(Ð) 2,241 14
Nuvalent, Inc. Class A(Æ) 3,387 258
Omnicell, Inc.(Æ) 3,346 98
Option Care Health, Inc.(Æ) 3,852 125
OraSure Technologies, Inc.(Æ)(Ð) 2,314 7
Orthofix Medical, Inc.(Æ) 19,940 222
Pacira BioSciences, Inc.(Æ) 4,235 101
PACS Group, Inc.(Æ) 2,913 38
Pediatrix Medical Group, Inc.(Æ) 12,269 176
Pennant Group, Inc. (The)(Æ) 21,015 627
Perrigo Co. PLC 24,084 644
Personalis, Inc.(Æ) 1,734 11
Phibro Animal Health Corp. Class A 25,542 652
Phreesia, Inc.(Æ) 7,440 212
Prestige Brands Holdings, Inc.(Æ) 1,707 136
PROCEPT BioRobotics Corp.(Æ) 2,816 162
Prothena Corp. PLC(Æ)(Ð) 5,176 31
PTC Therapeutics, Inc.(Æ) 8,917 436
Quipt Home Medical Corp.(Æ) 51,896 93
RadNet, Inc.(Æ) 2,354 134
Repligen Corp.(Æ) 2,169 270
Revolution Medicines, Inc.(Æ) 8,419 310
Rhythm Pharmaceuticals, Inc.(Æ) 6,109 386
Rigel Pharmaceuticals, Inc.(Æ) 695 13
Sage Therapeutics, Inc.(Æ) 3,727 34
Sangamo Therapeutics, Inc.(Æ) 657 —
Scholar Rock Holding Corp.(Æ) 8,648 306
Select Medical Holdings Corp. 10,863 165
SI-BONE, Inc.(Æ) 9,161 172
SIGA Technologies, Inc. 2,400 16
Soleno Therapeutics, Inc.(Æ) 4,675 392
Stevanato Group SpA 14,357 351
Stoke Therapeutics, Inc.(Æ)(Ð) 1,100 13
Summit Therapeutics, Inc.(Æ) 7,685 164
Supernus Pharmaceuticals, Inc.(Æ) 3,194 101
Tandem Diabetes Care, Inc.(Æ)(Ð) 11,308 211
Tarsus Pharmaceuticals, Inc.(Æ) 7,298 296
Teleflex, Inc. 2,126 252
Telix Pharmaceuticals, Ltd. - ADR(Æ) 4,337 70
Tenet Healthcare Corp.(Æ) 678 119
Terns Pharmaceuticals, Inc.(Æ) 1,671 6
TG Therapeutics, Inc.(Æ) 16,415 591
Theravance Biopharma, Inc.(Æ)(Ð) 106 1

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Travere Therapeutics, Inc.(Æ)(Ð) 10,457 155
Twist Bioscience Corp.(Æ) 3,968 146
Tyra Biosciences, Inc.(Æ) 1,416 14
UFP Technologies, Inc.(Æ) 2,796 683
Ultragenyx Pharmaceutical, Inc.(Æ) 3,327 121
uniQure NV(Æ) 4,859 68
Varex Imaging Corp.(Æ) 2,990 26
Vera Therapeutics, Inc.(Æ) 8,042 189
Veracyte, Inc.(Æ) 2,797 76
Verona Pharma PLC - ADR(Æ) 6,099 577
Viemed Healthcare, Inc.(Æ) 19,325 134
Vir Biotechnology, Inc.(Æ) 4,195 21
Viridian Therapeutics, Inc.(Æ) 3,889 54
Waystar Holding Corp.(Æ) 1,868 76
Xencor, Inc.(Æ)(Ð) 2,772 22
Xenon Pharmaceuticals, Inc.(Æ) 1,867 58
Xeris Biopharma Holdings, Inc.(Æ) 6,900 32
Zentalis Pharmaceuticals, Inc.(Æ) 6,232 7
Zimvie, Inc.(Æ) 21,423 200
32,053
Materials and Processing - 8.1%
AAON, Inc. 5,620 414
Acuity, Inc. 1,108 331
AdvanSix, Inc. 22,106 525
Alcoa Corp. 3,931 116
Algoma Steel Group, Inc. 28,988 200
A-Mark Precious Metals, Inc. 158 3
American Vanguard Corp.(Æ) 1,498 6
Apogee Enterprises, Inc. 1,441 59
Ardagh Metal Packaging SA 4,991 21
Ashland, Inc. 2,345 118
Avient Corp. 8,899 288
Balchem Corp. 523 83
Belden, Inc. 1,761 204
Boise Cascade Co. 1,963 170
BrightView Holdings, Inc.(Æ) 19,974 333
Builders FirstSource, Inc.(Æ) 2,094 244
Cabot Corp. 1,243 93
Capstone Copper Corp.(Æ) 27,101 166
Carpenter Technology Corp. 1,454 402
Celanese Corp. Class A 4,979 275
Century Aluminum Co.(Æ) 12,021 217
Clearwater Paper Corp.(Æ) 1,276 35
Codexis, Inc.(Æ)(Ð) 4,459 11
Commercial Metals Co.(Ð) 5,414 265
Constellium SE(Æ) 23,801 317
Crown Holdings, Inc. 3,823 394
ERO Copper Corp.(Æ) 11,333 191
Fabrinet(Æ) 791 233
Ferroglobe PLC 188,755 693
FMC Corp. 4,352 182
Global Industrial Co. 676 18
Greif, Inc. Class A 5,619 365
H.B. Fuller Co. 3,369 203
Hecla Mining Co. 16,587 99
Hudson Technologies, Inc.(Æ) 11,366 92
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Huntsman Corp.(Ð) 45,295 472
Installed Building Products, Inc. 546 98
Insteel Industries, Inc. 4,554 169
JELD-WEN Holding, Inc.(Æ)(Ð) 7,725 30
Karat Packaging, Inc. 21,556 607
Knife River Corp.(Æ) 1,412 115
Koppers Holdings, Inc. 7,738 249
Kronos Worldwide, Inc. 23,476 146
Lennox International, Inc.(Ð)(Û) 599 343
Lithium Argentina AG(Æ) 40,498 84
Louisiana-Pacific Corp. 3,259 280
Masterbrand, Inc.(Æ) 9,232 101
Mativ Holdings, Inc. 30,808 210
Minerals Technologies, Inc. 987 54
Modine Manufacturing Co.(Æ) 549 54
Mosaic Co. (The) 1,948 71
MRC Global, Inc.(Æ) 7,813 107
Myers Industries, Inc. 26,335 382
Northwest Pipe Co.(Æ) 9,802 402
O-I Glass, Inc.(Æ) 7,159 105
Olympic Steel, Inc. 3,199 104
Origin Materials, Inc.(Æ) 1,343 1
Orion SA(Ð) 2,912 31
Perimeter Solutions, Inc.(Æ) 7,236 101
Quaker Chemical Corp. 1,766 198
Ranpak Holdings Corp.(Æ) 30,438 109
Rayonier Advanced Materials, Inc.(Æ) 28,693 110
Reliance, Inc.(Û) 1,153 362
Resideo Technologies, Inc.(Æ) 8,969 198
Resolute Forest Products, Inc.(Æ)(Š) 7,348 10
Rush Enterprises, Inc. Class A 2,479 128
ScanSource, Inc.(Æ) 408 17
Simpson Manufacturing Co., Inc. 1,540 239
Sonoco Products Co. 5,960 260
SPX Technologies, Inc.(Æ) 1,242 208
SSR Mining, Inc.(Æ) 1,900 24
Stepan Co. 13,496 737
Sylvamo Corp. 1,461 73
Taseko Mines, Ltd.(Æ) 97,635 308
thyssenkrupp AG 9,712 104
Timken Co. (The) 1,082 78
TimkenSteel Corp.(Æ) 21,346 329
UFP Industries, Inc. 1,547 154
Unifi, Inc.(Æ) 188 1
Westlake Corp. 626 48
Worthington Industries, Inc. 2,102 134
Worthington Steel, Inc. 10,699 319
15,830
Producer Durables - 17.2%
ABM Industries, Inc. 6,426 303
ACCO Brands Corp. 400 1
ADT, Inc. 15,236 129
Alight, Inc. Class A 13,739 78
Allegiant Travel Co. Class A(Æ) 2,382 131
Allient, Inc. 3,620 131
AMN Healthcare Services, Inc.(Æ) 6,790 140

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
24 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Applied Industrial Technologies, Inc. 585 136
ArcBest Corp.(Ð) 3,751 289
Arcosa, Inc. 1,709 148
Ardmore Shipping Corp. 37,401 359
Argan, Inc. 2,247 495
ASGN, Inc.(Æ) 1,241 62
Astec Industries, Inc. 4,029 168
Aurora Innovation, Inc.(Æ) 15,885 83
Badger Meter, Inc. 207 51
Barrett Business Services, Inc. 1,688 70
Bowman Consulting Group, Ltd.(Æ) 9,966 287
Brink's Co. (The) 1,352 121
Casella Waste Systems, Inc. Class A(Æ) 3,872 447
CECO Environmental Corp.(Æ) 11,264 319
Chart Industries, Inc.(Æ) 531 87
Comfort Systems USA, Inc. 141 76
Compass Diversified Holdings 900 6
CoreCivic, Inc.(Æ) 8,677 183
Covenant Logistics Group, Inc. Class A 26,033 628
Cross Country Healthcare, Inc.(Æ) 6,484 85
CryoPort, Inc.(Æ) 1,300 10
Custom Truck One Source, Inc.(Æ) 54,786 271
Deluxe Corp. 33,985 541
DHT Holdings, Inc. 13,917 150
Dorian LPG, Ltd. 3,173 77
Dycom Industries, Inc.(Æ) 703 172
Eastman Kodak Co.(Æ) 28,160 159
Embraer SA - ADR 1,878 107
EMCOR Group, Inc.(Û) 816 436
Energy Recovery, Inc.(Æ) 2,149 27
EnerSys 8,449 725
Ennis, Inc. 4,049 73
Enviri Corp.(Æ)(Ð) 1,070 9
ESCO Technologies, Inc. 663 127
EVERTEC, Inc. 2,283 82
Exponent, Inc. 1,251 93
Federal Signal Corp. 6,434 685
First Advantage Corp.(Æ) 2,214 37
Flowserve Corp. 5,638 295
Fluor Corp.(Æ)(Ð) 5,588 287
Franklin Covey Co.(Æ) 616 14
Franklin Electric Co., Inc. 1,128 101
FTI Consulting, Inc.(Æ) 1,692 273
GEO Group, Inc. (The)(Æ) 5,403 129
Graco, Inc.(Ð) 1,987 171
Green Dot Corp. Class A(Æ) 3,980 43
GXO Logistics, Inc.(Æ) 4,299 209
Heartland Express, Inc. 2,399 21
Heidrick & Struggles International, Inc. 1,333 61
Helios Technologies, Inc. 21,277 710
Herc Holdings, Inc. Class W 1,223 161
Hillman Solutions Corp.(Æ) 12,572 90
HNI Corp. 2,368 116
Holley, Inc.(Æ) 56,761 114
Hub Group, Inc. Class A 8,644 289
Huntington Ingalls Industries, Inc.(Ð) 1,869 451
Hyster-Yale, Inc. 553 22
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
I3 Verticals, Inc. Class A(Æ) 43,514 1,196
Insperity, Inc. 1,841 111
International Seaways, Inc. 2,111 77
Itron, Inc.(Æ) 553 73
JetBlue Airways Corp.(Æ)(Ð) 34,734 147
Kelly Services, Inc. Class A 2,813 33
Kennametal, Inc. 37,603 863
Kforce, Inc. 7,792 321
Knight-Swift Transportation Holdings, Inc. 4,282 189
Korn Ferry 2,002 147
Lamb Weston Holdings, Inc. 3,242 168
Landstar System, Inc. 1,416 197
Latham Group, Inc.(Æ) 9,369 60
Limbach Holdings, Inc.(Æ) 5,823 816
Lovesac Co. (The)(Æ)(Ð) 1,020 19
Mama's Creations, Inc.(Æ) 24,113 200
Manitowoc Co., Inc. (The)(Æ) 14,161 170
ManpowerGroup, Inc. 3,140 127
MARA Holdings, Inc.(Æ) 6,123 96
Marten Transport, Ltd. 42,145 547
MasTec, Inc.(Æ) 760 130
Matson, Inc. 1,039 116
Maximus, Inc. 2,573 181
Mayville Engineering Co., Inc.(Æ) 817 13
Mercury Systems, Inc.(Æ) 2,149 116
Mesa Laboratories, Inc. 8,069 760
MillerKnoll, Inc. 43,439 844
MSA Safety, Inc. 1,002 168
MSC Industrial Direct Co., Inc. Class A 3,747 319
Mueller Industries, Inc. 2,391 190
MYR Group, Inc.(Æ)(Ð) 2,386 433
National CineMedia, Inc. 42,192 204
NEXTracker, Inc. Class A(Æ) 3,812 207
NV5 Global, Inc.(Æ) 3,195 74
Orion Group Holdings, Inc.(Æ)(Ð) 31,400 285
Paylocity Holding Corp.(Æ) 2,366 429
Paymentus Holdings, Inc. Class A(Æ) 2,351 77
Payoneer Global, Inc.(Æ) 14,284 98
Paysafe, Ltd.(Æ) 1,773 22
PHINIA, Inc. 2,365 105
Pitney Bowes, Inc. 18,676 204
Primoris Services Corp. 1,173 91
Priority Technology Holdings, Inc.(Æ) 14,641 114
Proficient Auto Logistics, Inc.(Æ) 41,474 301
PROG Holdings, Inc.(Ð) 6,675 196
Proto Labs, Inc.(Æ) 2,315 93
Radiant Logistics, Inc.(Æ) 40,588 247
Regal Rexnord Corp. 1,486 215
Resources Connection, Inc. 87,592 470
Riot Blockchain, Inc.(Æ) 9,423 106
Robert Half, Inc. 13,053 536
Ryder System, Inc. 1,669 265
Ryerson Holding Corp. 6,981 151
Saia, Inc.(Æ)(Ð) 1,391 381
Schneider National, Inc. Class B 9,803 237
Scorpio Tankers, Inc. 6,857 268
Scotts Miracle-Gro Co. (The) Class A 8,493 560

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Sezzle, Inc.(Æ) 1,673 300
Shyft Group, Inc. (The) 2,702 34
Skyline Champion Corp.(Æ) 4,204 263
SkyWest, Inc.(Æ) 2,231 230
Sleep Number Corp.(Æ) 1,979 13
Star Bulk Carriers Corp. 9,355 161
Steelcase, Inc. Class A(Ð) 3,637 38
Sterling Infrastructure, Inc.(Æ) 1,740 401
StoneCo, Ltd. Class A(Æ) 13,796 221
Stoneridge, Inc.(Æ) 40,157 283
Sun Country Airlines Holdings, Inc.(Æ) 19,362 228
TAT Technologies, Ltd.(Æ) 4,826 147
Teekay Tankers, Ltd. Class A 8,506 355
Tennant Co. 5,830 452
Terex Corp. 2,028 95
Tetra Tech, Inc.(Û) 8,661 311
Thermon Group Holdings, Inc.(Æ) 3,809 107
Titan Machinery, Inc.(Æ) 6,737 133
TopBuild Corp.(Æ) 409 132
Toro Co. (The) 2,029 143
TriNet Group, Inc. 2,161 158
TrueBlue, Inc.(Æ) 12,488 81
Tutor Perini Corp.(Æ)(Ð) 8,596 402
UniFirst Corp. 566 107
V2X, Inc.(Æ) 3,547 172
Watts Water Technologies, Inc. Class A 283 70
Werner Enterprises, Inc. 32,694 895
Willscot Holdings Corp. 10,162 278
Xerox Holdings Corp.(Ð) 14,158 75
ZipRecruiter, Inc. Class A(Æ) 6,360 32
33,431
Technology - 13.2%
8x8, Inc.(Æ) 82,635 162
ACI Worldwide, Inc.(Æ) 3,825 176
ACM Research, Inc. Class A(Æ) 8,359 217
ADTRAN Holdings, Inc.(Æ) 3,642 33
Alpha & Omega Semiconductor, Ltd.(Æ) 9,641 247
Ambarella, Inc.(Æ) 4,883 323
Amkor Technology, Inc. 7,805 164
Appfolio, Inc. Class A(Æ)(Ð) 2,125 489
Appian Corp. Class A(Æ) 8,780 262
Asana, Inc. Class A(Æ)(Ð) 9,117 123
AvePoint, Inc.(Æ) 10,824 209
Aviat Networks, Inc.(Æ) 497 12
Axcelis Technologies, Inc.(Æ) 1,094 76
Bandwidth, Inc. Class A(Æ) 1,337 21
Benchmark Electronics, Inc. 3,601 140
BigCommerce Holdings, Inc.(Æ) 5,333 27
BlackBerry, Ltd.(Æ) 8,077 37
Blend Labs, Inc. Class A(Æ) 40,251 133
Box, Inc. Class A(Æ) 5,423 185
Bumble, Inc. Class A(Æ) 8,237 54
C3.ai, Inc. Class A(Æ) 5,878 144
Calix, Inc.(Æ) 6,033 321
Cargurus, Inc.(Æ) 6,632 222
Cars.com, Inc.(Æ) 13,774 163
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Chime Financial, Inc. Class A(Æ) 1,113 38
Ciena Corp.(Æ) 1,385 113
Cirrus Logic, Inc.(Æ)(Û) 2,495 260
Coherent Corp.(Æ) 1,553 139
CommScope Holding Co., Inc.(Æ) 34,196 283
CommVault Systems, Inc.(Æ) 2,092 365
Conduent, Inc.(Æ) 7,897 21
Consensus Cloud Solutions, Inc. Class
W(Æ) 4,621 107
Crane NXT Co. 3,067 165
Credo Technology Group Holding, Ltd.(Æ) 3,519 326
Cricut, Inc. Class A(Ð) 1,000 7
CSG Systems International, Inc. 1,810 118
CyberArk Software, Ltd.(Æ) 454 185
Daktronics, Inc.(Æ) 11,499 174
Digital Turbine, Inc.(Æ) 55,748 329
DigitalOcean Holdings, Inc.(Æ) 6,881 197
Diodes, Inc.(Æ) 3,195 169
Domo, Inc. Class B(Æ)(Ð) 3,418 48
Dropbox, Inc. Class A(Æ)(Ð) 10,628 304
EPAM Systems, Inc.(Æ) 97 17
ePlus, Inc.(Æ) 1,861 134
Etsy, Inc.(Æ)(Ð) 5,082 255
Eventbrite, Inc. Class A(Æ)(Ð) 3,374 9
EverQuote, Inc. Class A(Æ) 2,039 49
Evolent Health, Inc. Class A(Æ)(Ð) 7,963 90
Extreme Networks, Inc.(Æ) 4,606 83
Fastly, Inc. Class A(Æ) 14,262 101
FormFactor, Inc.(Æ) 2,898 100
Graham Corp.(Æ) 4,211 208
Grindr, Inc.(Æ) 1,886 43
Guidewire Software, Inc.(Æ) 1,637 385
IBEX Holdings, Ltd.(Æ) 619 18
IDT Corp. Class B 1,465 100
Ingram Micro Holding, Corp. 2,288 48
Innodata, Inc.(Æ) 668 34
Insight Enterprises, Inc.(Æ) 590 81
Integral Ad Science Holding LLC(Æ)(Ð) 5,519 46
InterDigital, Inc. 283 63
IonQ, Inc.(Æ) 2,444 105
Ituran Location and Control, Ltd. 4,728 183
Jabil, Inc.(Û) 2,266 494
Kaltura, Inc.(Æ) 157,194 316
Karooooo, Ltd. 1,540 75
KBR, Inc. 7,514 360
Kulicke & Soffa Industries, Inc. 2,343 81
Lumentum Holdings, Inc. Class E(Æ) 2,965 282
Lyft, Inc. Class A(Æ) 18,201 287
Manhattan Associates, Inc.(Æ) 1,835 362
Maplebear, Inc.(Æ)(Ð) 8,062 365
Marqeta, Inc. Class A(Æ)(Ð) 49,072 286
Match Group, Inc.(Ð) 10,826 334
MaxLinear, Inc. Class A(Æ)(Ð) 3,773 54
MediaAlpha, Inc. Class A(Æ) 2,725 30
MeridianLink, Inc.(Æ)(Ð) 1,259 20
monday.com, Ltd.(Æ) 736 231
Napco Security Technologies, Inc. 11,108 330

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
26 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
nCino, Inc.(Æ) 24,348 681
NCR Atleos Corp.(Æ)(Ð) 1,657 47
NCR Voyix Corp.(Æ) 16,632 195
NETGEAR, Inc.(Æ) 8,808 256
Nextdoor Holdings, Inc.(Æ) 13,613 23
Novanta, Inc.(Æ) 893 115
Nutanix, Inc. Class A(Æ)(Û) 2,938 225
Nutex Health, Inc.(Æ) 336 42
NVE Corp. 7,659 564
Oddity Tech, Ltd. Class A(Æ) 1,518 115
Okta, Inc.(Æ) 299 30
Olo, Inc. Class A(Æ) 21,999 196
ON24, Inc.(Æ)(Ð) 945 5
Onestream, Inc.(Æ) 3,817 108
Ooma, Inc.(Æ) 15,288 197
Opendoor Technologies, Inc.(Æ) 40,533 22
PAR Technology Corp.(Æ) 1,304 90
PC Connection, Inc. 462 30
PDF Solutions, Inc.(Æ) 34,506 738
Pegasystems, Inc. 23,114 1,251
Photronics, Inc.(Æ) 5,721 108
Plexus Corp.(Æ) 873 118
Porch Group, Inc.(Æ) 28,194 332
Power Integrations, Inc. 1,732 97
Pros Holdings, Inc.(Æ) 353 6
PubMatic, Inc. Class A(Æ)(Ð) 2,780 35
Pure Storage, Inc. Class A(Æ)(Ð) 1,540 89
Qualys, Inc.(Æ) 995 142
Rackspace Technology, Inc.(Æ)(Ð) 82,979 106
RADCOM, Ltd.(Æ) 8,805 120
Rambus, Inc.(Æ) 2,964 190
Rapid7, Inc.(Æ) 5,695 132
Red Violet, Inc. 5,904 290
Ribbon Communications, Inc.(Æ) 3,098 12
RingCentral, Inc. Class A(Æ) 8,078 229
Roku, Inc.(Æ)(Û) 3,626 319
Sanmina Corp.(Æ) 2,005 196
SEMrush Holdings, Inc. Class A(Æ)(Ð) 910 8
Silicon Laboratories, Inc.(Æ)(Ð) 2,355 347
Silicon Motion Technology Corp. - ADR 5,496 413
Simulations Plus, Inc. 9,206 161
SiTime Corp.(Æ) 1,641 350
Sonos, Inc.(Æ) 11,508 124
SPS Commerce, Inc.(Æ) 900 122
Synaptics, Inc.(Æ) 1,128 73
Telos Corp.(Æ) 1,930 6
Tenable Holdings, Inc.(Æ) 2,515 85
Teradata Corp.(Æ) 13,246 296
Tower Semiconductor, Ltd.(Æ) 3,252 141
TrueCar, Inc.(Æ) 69,501 132
UiPath, Inc. Class A(Æ) 23,199 297
Unisys Corp.(Æ) 3,808 17
Upland Software, Inc.(Æ) 703 1
Varonis Systems, Inc.(Æ) 2,197 111
Verint Systems, Inc.(Æ) 7,278 143
Vimeo, Inc.(Æ) 78,665 318
Vishay Intertechnology, Inc. 61,010 969
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Vivid Seats, Inc. Class A(Æ) 66,954 113
VTEX Class A(Æ) 18,957 125
Weave Communications, Inc.(Æ) 4,665 39
Workiva, Inc.(Æ) 4,126 282
Xperi, Inc.(Æ)(Ð) 2,418 19
Yelp, Inc. Class A(Æ) 2,261 77
Zeta Global Holdings Corp. Class A(Æ) 9,720 151
25,718
Utilities - 3.2%
Artesian Resources Corp. Class A 5,865 197
Avista Corp. 2,406 91
BKV Corp.(Æ) 7,867 190
Black Hills Corp. 2,248 126
California Resources Corp. 2,146 98
CNX Resources Corp.(Æ) 4,366 147
Comstock Resources, Inc.(Æ)(Ð) 6,954 192
Evolution Petroleum Corp. 75,605 355
Excelerate Energy, Inc. Class A 42,104 1,235
Golar LNG, Ltd. 4,075 168
Granite Ridge Resources, Inc. 1,000 6
Gulfport Energy Corp.(Æ) 1,666 335
IDACORP, Inc. 2,184 252
Infinity Natural Resources, Inc. Class A(Æ) 9,063 166
Lumen Technologies, Inc.(Æ) 21,613 95
Magnolia Oil & Gas Corp. Class A 11,053 249
Middlesex Water Co. 2,791 151
New Jersey Resources Corp. 2,126 95
Northwestern Energy Group, Inc. 4,238 217
ONE Gas, Inc. 1,467 106
Permian Resources Corp. 18,892 257
Portland General Electric Co. 8,267 336
RGC Resources, Inc. 6,714 150
SandRidge Energy, Inc. 9,646 104
Southwest Gas Holdings, Inc. 1,351 101
Spire, Inc. 4,659 340
Talos Energy, Inc.(Æ) 12,343 105
Telephone and Data Systems, Inc. 2,730 97
Unitil Corp. 3,953 206
Vital Energy, Inc.(Æ) 3,394 55
York Water Co. (The) 2,072 66
6,288
Total Common Stocks
(cost $175,336) 192,570
Short-Term Investments - 4.8%
U.S. Cash Management Fund(@) 9,403,080 (∞) 9,400
Total Short-Term Investments
(cost $9,400) 9,400
Total Investments - 103.6%
(identified cost $184,736) 201,970
Securities Sold Short - (3.8)%
Consumer Discretionary - (0.3)%

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Beyond, Inc.(Æ) (2,389) (17)
Dutch Bros, Inc. Class A(Æ) (1,251) (86)
Hilton Grand Vacations, Inc.(Æ) (900) (37)
Jack in the Box, Inc. (1,829) (32)
Joby Aviation, Inc.(Æ) (17,375) (183)
Lithia Motors, Inc. Class A (391) (132)
Potbelly Corp.(Æ) (1,374) (17)
Tapestry, Inc. (1,403) (123)
(627)
Consumer Staples - (0.1)%
Alico, Inc. (456) (15)
Cadiz, Inc.(Æ) (1,613) (5)
Quanex Building Products Corp. (2,501) (47)
Turning Point Brands, Inc. (629) (48)
Westrock Coffee Co.(Æ) (1,975) (11)
(126)
Energy - (0.3)%
Aemetis, Inc.(Æ) (1,290) (3)
ASP Isotopes, Inc.(Æ) (1,982) (15)
Centrus Energy Corp. Class A(Æ) (317) (58)
Cleanspark, Inc.(Æ) (308) (3)
Core Natural Resources, Inc. (1,749) (122)
Hallador Energy Co.(Æ) (794) (13)
Shoals Technologies Group, Inc. Class A(Æ) (15,510) (66)
Solaris Energy Infrastructure, Inc. Class A (1,101) (31)
Sunrun, Inc.(Æ) (2,848) (23)
T1 Energy, Inc.(Æ) (3,723) (5)
TPI Composites, Inc.(Æ) (1,894) (2)
Uranium Energy Corp.(Æ) (22,378) (152)
Warrior Met Coal, Inc. (1,396) (64)
(557)
Financial Services - (0.4)%
AGNC Investment Corp.(ö) (1,273) (12)
AirSculpt Technologies, Inc.(Æ) (722) (3)
Applied Digital Corp.(Æ) (2,109) (21)
BGC Group, Inc. Class A (5,356) (55)
Burke & Herbert Financial Services Corp. (246) (15)
California BanCorp(Æ) (302) (5)
Cipher Mining, Inc.(Æ) (3,560) (17)
Dynex Capital, Inc.(ö) (602) (7)
Forge Global Holdings, Inc.(Æ) (240) (5)
Glacier Bancorp, Inc. (896) (39)
Global Net Lease, Inc.(ö) (8,447) (64)
Hudson Pacific Properties, Inc.(Æ)(ö) (15,262) (42)
Hut 8 Corp.(Æ) (329) (6)
Old National Bancorp (5,740) (123)
Piper Sandler Cos. (465) (129)
PJT Partners, Inc. Class A (668) (110)
Ready Capital Corp.(ö) (5,136) (22)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Rithm Property Trust, Inc.(ö) (1,182) (3)
Shift4 Payments, Inc. Class A(Æ) (1,350) (134)
UWM Holdings Corp. (4,703) (19)
(831)
Health Care - (0.6)%
4D Molecular Therapeutics, Inc.(Æ) (1,129) (4)
Acadia Healthcare Co., Inc.(Æ) (2,135) (48)
ArriVent Biopharma, Inc.(Æ) (440) (10)
Astria Therapeutics, Inc.(Æ) (891) (5)
aTyr Pharma, Inc.(Æ) (5,825) (29)
Avidity Biosciences, Inc.(Æ) (3,575) (102)
Axsome Therapeutics, Inc.(Æ) (848) (88)
Capricor Therapeutics, Inc.(Æ) (723) (7)
Celcuity, Inc.(Æ) (699) (9)
CG Oncology, Inc.(Æ) (4,029) (105)
ClearPoint Neuro, Inc.(Æ) (951) (11)
Coherus BioSciences, Inc.(Æ) (5,500) (4)
Corbus Pharmaceuticals Holdings, Inc.(Æ) (249) (2)
Crinetics Pharmaceuticals, Inc.(Æ) (1,733) (50)
Day One Biopharmaceuticals, Inc.(Æ) (1,201) (8)
Dianthus Therapeutics, Inc.(Æ) (1,153) (21)
Eton Pharmaceuticals, Inc.(Æ) (1,817) (26)
Geron Corp.(Æ) (44,852) (63)
InfuSystem Holdings, Inc.(Æ) (656) (4)
Inhibikase Therapeutics, Inc.(Æ) (260) (1)
INmune Bio, Inc.(Æ) (682) (2)
KalVista Pharmaceuticals, Inc.(Æ) (2,062) (23)
Lexicon Pharmaceuticals, Inc.(Æ) (6,086) (6)
Palvella Therapeutics, Inc.(Æ) (245) (5)
Perspective Therapeutics, Inc.(Æ) (720) (2)
PROCEPT BioRobotics Corp.(Æ) (1,004) (58)
Protagonist Therapeutics, Inc.(Æ) (1,035) (57)
QuidelOrtho Corp.(Æ) (1,680) (48)
RadNet, Inc.(Æ) (2,171) (124)
Replimune Group, Inc.(Æ) (3,862) (36)
Revolution Medicines, Inc.(Æ) (3,087) (114)
Savara, Inc.(Æ) (3,517) (8)
Vaxcyte, Inc.(Æ) (3,440) (112)
Viridian Therapeutics, Inc.(Æ) (3,553) (50)
(1,242)
Materials and Processing - (0.2)%
Alcoa Corp. (4,392) (130)
Cleveland-Cliffs, Inc.(Æ) (12,013) (91)
Dakota Gold Corp.(Æ) (2,079) (8)
Interface, Inc. Class A (1,802) (38)
Ivanhoe Electric, Inc.(Æ) (4,133) (37)
LSI Industries, Inc. (727) (12)
VSE Corp. (621) (81)
(397)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
28 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Producer Durables - (0.7)%
AeroVironment, Inc.(Æ) (640) (182)
Amprius Technologies, Inc.(Æ) (5,074) (21)
Casella Waste Systems, Inc. Class A(Æ) (1,279) (148)
Dorman Products, Inc.(Æ) (793) (97)
First Advantage Corp.(Æ) (2,801) (47)
Forward Air Corp.(Æ) (2,664) (65)
I3 Verticals, Inc. Class A(Æ) (1,400) (38)
indie Semiconductor, Inc. Class A(Æ) (14,405) (51)
JBT Marel Corp. (1,030) (124)
Loar Holdings, Inc.(Æ) (322) (28)
NET Power, Inc.(Æ) (5,209) (13)
NuScale Power Corp.(Æ) (2,827) (112)
OSI Systems, Inc.(Æ) (640) (144)
Proficient Auto Logistics, Inc.(Æ) (1,447) (11)
RBC Bearings, Inc.(Æ) (429) (165)
Red Cat Holdings, Inc.(Æ) (1,318) (10)
Zurn Elkay Water Solutions Corp. (2,661) (97)
(1,353)
Technology - (1.0)%
Aehr Test Systems(Æ) (720) (9)
Applied Optoelectronics, Inc.(Æ) (682) (17)
BlackSky Technology, Inc.(Æ) (859) (18)
Clearwater Analytics Holdings, Inc. Class
A(Æ) (5,435) (119)
Coherent Corp.(Æ) (1,945) (173)
Concentrix Corp. (623) (33)
Digi International, Inc.(Æ) (937) (33)
Entegris, Inc. (455) (37)
Five9, Inc.(Æ) (1,904) (50)
Freshworks, Inc. Class A(Æ) (660) (10)
Gen Digital, Inc. (3,422) (101)
Immersion Corp. (2,365) (19)
Impinj, Inc.(Æ) (1,289) (143)
Kopin Corp.(Æ) (6,847) (10)
Lattice Semiconductor Corp.(Æ) (2,564) (126)
Lumentum Holdings, Inc. Class E(Æ) (1,662) (158)
NextNav, Inc.(Æ) (4,740) (72)
PAR Technology Corp.(Æ) (1,524) (106)
Powerfleet, Inc.(Æ) (10,103) (44)
Progress Software Corp. (1,930) (123)
Simulations Plus, Inc. (184) (3)
SoundHound AI, Inc. Class A(Æ) (564) (6)
TTM Technologies, Inc.(Æ) (2,433) (100)
Unity Software, Inc.(Æ) (5,700) (138)
Verint Systems, Inc.(Æ) (1,690) (33)
ViaSat, Inc.(Æ) (12,014) (175)
(1,856)
Utilities - (0.2)%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Gogo, Inc.(Æ) (3,108) (46)
NextDecade Corp.(Æ) (1,951) (17)
Prairie Operating Co.(Æ) (2,098) (6)
Sable Offshore Corp.(Æ) (1,517) (33)
Talos Energy, Inc.(Æ) (7,129) (61)
UGI Corp. (4,485) (163)
(326)
Total Securities Sold Short
(proceeds $6,672) (7,315)
Other Assets and Liabilities,
Net - 0.2%
293
Net Assets - 100.0%
194,948

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 29
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.0%
JER Investment Trust, Inc. 05/27/04 1,771 82.03 145 —
—
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 85 USD 9,315 09/25 311
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 311
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Consumer Discretionary $ 24,019 $ — $ —
$ —
$ 24,019 12.3
Consumer Staples 5,471 — —
—
5,471 2.8
Energy 7,584 — —
—
7,584 3.9
Financial Services 42,176 — —
—
42,176 21.6
Health Care 32,038 — 15
—
32,053 16.5
Materials and Processing 15,820 — 10
—
15,830 8.1
Producer Durables 33,431 — —
—
33,431 17.2
Technology 25,718 — —
—
25,718 13.2
Utilities 6,288 — —
—
6,288 3.2
Short-Term Investments — — — 9,400 9,400 4.8
Total Investments 192,545 — 25 9,400 201,970 103.6
Securities Sold Short
*
(7,315) — — — (7,315) (3.8)
Other Assets and Liabilities, Net
0.2
100.0
Other Financial Instruments
Assets
Futures Contracts 311 — — — 311 0.2
Total Other Financial Instruments
**
$ 311 $ — $ — $ — $ 311
*
Refer to Schedule of Investments for detailed sector breakout.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
30 U.S. Small Cap Equity Fund
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2025, if any, were less than 1% of net assets.

Russell Investment Funds
U.S. Small Cap Equity Fund
Fair Value of Derivative Instruments — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 31
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts $ 311
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (1,246) $ —
Foreign currency exchange contracts — 1
Total $ (1,246) $ 1
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ 7 3 2 $ —
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
32 U.S. Small Cap Equity Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Short Sales Securities sold short, at fair value $ 7,315 $ — $ 7,315
Total Financial and Derivative Liabilities
7,315 — 7,315
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 7,315 $ — $ 7,315
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
State Street $ 7,315 $ — $ 7,315 $ —
Total
$ 7,315 $ — $ 7,315 $ —
^      Collateral pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 33
Statement of Assets and Liabilities — June 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 184,736
Investments, at fair value(>) ........................................................................................................................................................
201,970
Cash .............................................................................................................................................................................................. 12
Receivables:
Dividends and interest ...................................................................................................................................................... 149
Dividends from affiliated funds ....................................................................................................................................... 32
Investments sold ............................................................................................................................................................... 1,653
Fund shares sold ............................................................................................................................................................... 14
From broker(a) ................................................................................................................................................................. 488
Variation margin on futures contracts .............................................................................................................................. 311
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
204,630
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 2,014

Securities sold short, at fair value(‡) ........................................................................................................................................... 7,315
Total liabilities ...........................................................................................................................................................
9,682
Net Assets ...............................................................................................................................................................
$ 194,948

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
34 U.S. Small Cap Equity Fund
Statement of Assets and Liabilities, continued — June 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 10,38 6
Shares of beneficial interest .........................................................................................................................................................
148
Additional paid-in capital ............................................................................................................................................................
184,41 4
Net Assets ...............................................................................................................................................................
$ 194,948
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 13.18
Net assets ............................................................................................................................................................................. $ 194,947,781
Shares outstanding ($.01 par value) ..................................................................................................................................... 14,787,604
Amounts in thousands
(‡)     Proceeds on securities sold short $ 6,672
(>)     Investments in affiliates, U.S. Cash Management Fund $ 9,400
(a)   Receivable from Broker for Futures $ 488
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 35
Statement of Operations — For the Period Ended June 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 1,63 5
Dividends from affiliated funds ....................................................................................................................................... 217
Interest .............................................................................................................................................................................. 16
Total investment income ..............................................................................................................................................................
1,86 8
Expenses
Advisory fees ................................................................................................................................................................... 878
Administrative fees .......................................................................................................................................................... 49
Custodian fees .................................................................................................................................................................. 47
Transfer agent fees .......................................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 39
Trustees’ fees .................................................................................................................................................................... 6
Printing fees ..................................................................................................................................................................... 12
Dividends from securities sold short ................................................................................................................................ 30
Interest expense paid on securities sold short .................................................................................................................. 31
Miscellaneous .................................................................................................................................................................. 17
Expenses before reductions .............................................................................................................................................. 1,113
Expense reductions .......................................................................................................................................................... (32)
Net expenses ................................................................................................................................................................................
1,081
Net investment income (loss) .......................................................................................................................................................
78 7
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 567
Investments in affiliated funds ......................................................................................................................................... (2)
Futures contracts .............................................................................................................................................................. (1,246)
Foreign currency exchange contracts ............................................................................................................................... 1
Securities sold short ......................................................................................................................................................... (347)
Foreign currency-related transactions .............................................................................................................................. (1)
Net realized gain (loss) ................................................................................................................................................................
(1,028)
Net change in unrealized appreciation (depreciation) on:
Investments   .................................................................................................................................................................... (8,590)
Futures contracts .............................................................................................................................................................. 732
Securities sold short ......................................................................................................................................................... 146
Net change in unrealized appreciation (depreciation) ................................................................................................................. (7,712)
Net realized and unrealized gain (loss) ........................................................................................................................................ (8,740)
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ (7,95 3 )

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
36 U.S. Small Cap Equity Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2025
(Unaudited)
Fiscal Year Ended
December 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 78 7 $ 1,332
Net realized gain (loss) ....................................................................................................................... (1,028) 19,718
Net change in unrealized appreciation (depreciation) ........................................................................ (7,712) (3,374)
Net increase (decrease) in net assets from operations .............................................................................. (7,95 3 ) 17,676
Distributions
To shareholders ................................................................................................................................... (3,626) (19,742)
Net decrease in net assets from distributions ............................................................................................ (3,626) (19,742)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (7,97 7 ) 691
Total Net Increase (Decrease) in Net Assets ........................................................................
(19,556) (1,375)
Net Assets
Beginning of period .................................................................................................................................. 214,504 215,879
End of period .............................................................................................................................................
$ 194,948 $ 214,504
* Share transaction amounts (in thousands) for the periods ended June 30, 2025 and December 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Proceeds from shares sold 290 $ 3,696 437 $ 6,403
Proceeds from reinvestment of distributions 261 3,626 1,413 19,742
Payments for shares redeemed (1,200) (15,29 9 ) (1,741) (25,454)
Total increase (decrease)
(649) $ (7,97 7 ) 109 $ 691

See accompanying notes which are an integral part of the financial statements.
U.S. Small Cap Equity Fund 37
Russell Investment Funds
U.S. Small Cap Equity Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
06/30/25 (ƣ) 12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Per-Share Data
– – – – – –
$ Net Asset Value, Beginning of Period 13.90 14.08 12.56 15.27 15.75 14.30
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.05 .09 .09 .05 .01 .02
$ Net Realized and Unrealized Gain (Loss) (.53) 1.10 1.61 (2.46) 3.92 1.75
$ Total from Investment Operations (.48) 1.19 1.70 (2.41) 3.93 1.77
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.02) (.24) (.09) (.03) (.04) (.01)
$ Distributions from Net Realized Gain (.22) (1.13) (.09) (.27) (4.37) (.31)
$ Total Distributions (.24) (1.37) (.18) (.30) (4.41) (.32)
$ Net Asset Value, End of Period 13.18 13.90 14.08 12.56 15.27 15.75
% Total Return
(ǿ)(±)
(3.56) 8.53 13.61 (15.96) 25.79 12.70
– – – – – –
Ratios/Supplemental Data
– – – – – –
$ Net Assets, End of Period (000) 194,948 214,504 215,879 206,162 257,553 236,264
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.14 1.16 1.17 1.15 1.14 1.25
% Expenses, Net
(Ƃ)(ɯ)(∆)
1.11 1.13 1.13 1.12 1.13 1.25
% Net Investment Income
(Ƃ)(ɯ)
.8 1 .61 .70 .40 .05 .12
% Portfolio Turnover Rate
(ǿ)
46 73 87 101 114 125

Russell Investment Funds
U.S. Small Cap Equity Fund
See accompanying notes which are an integral part of the financial statements.
38 U.S. Small Cap Equity Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 132,803
Administrative fees 7,861
Transfer agent fees 691
Trustees' fees 1,349
$ 142,704
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 7,829 $ 34,605 $ 33,032 $ (2) $ — $ 9,400 $ 217 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 183,891,340 $ 23,760,309 $ (12,685,972) $ 11,074,337

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 92.2%
Australia - 1.9%
Aristocrat Leisure, Ltd. 3,255 140
ASX, Ltd. 2,670 123
BHP Group, Ltd. 49,963 1,201
Brambles, Ltd. 19,372 299
Coles Group, Ltd. 18,236 250
Commonwealth Bank of Australia 4,837 588
Computershare, Ltd. 5,228 137
Evolution Mining, Ltd. 23,371 120
Medibank Pvt, Ltd. 36,191 120
Northern Star Resources, Ltd. 15,327 190
Pro Medicus, Ltd. 598 112
Qantas Airways, Ltd. 16,110 114
QBE Insurance Group, Ltd. 69,426 1,069
Rio Tinto PLC 15,383 896
Rio Tinto, Ltd. 1,154 81
Sigma Healthcare, Ltd.(Æ) 59,974 118
Suncorp Group, Ltd. 28,739 409
Telstra Group, Ltd. 177,152 564
Transurban Group(Æ) 27,389 252
Wesfarmers, Ltd. 5,033 281
Westpac Banking Corp. 7,552 168
7,232
Austria - 0.7%
Ams-OSRAM AG(Æ) 9,432 127
Erste Group Bank AG 25,393 2,159
Mondi PLC 28,235 461
2,747
Belgium - 0.3%
Ageas SA 9,041 610
Anheuser-Busch InBev SA 3,448 237
KBC Groep NV 1,202 124
Proximus SADP 14,126 137
1,108
Brazil - 1.1%
Ambev SA 322,486 791
Banco Bradesco SA - ADR 275,513 851
Banco do Brasil SA 86,470 352
Lojas Renner SA 118,790 430
MercadoLibre, Inc.(Æ) 297 776
Natura & Co. Holding SA(Æ) 88,737 180
Telefonica Brasil SA 118,480 674
Ultrapar Participacoes SA 60,622 196
Wheaton Precious Metals Corp. 1,545 139
4,389
Burkina Faso - 0.1%
Endeavour Mining PLC 8,315 256
Canada - 3.6%
Agnico Eagle Mines, Ltd. 2,785 332
Alamos Gold, Inc. Class A 2,079 55
Bank of Montreal 1,016 113
Barrick Mining Corp. 26,964 561
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Brookfield Asset Management, Inc.
Class A 1,855 103
Canadian Imperial Bank of Commerce 3,354 238
Canadian Natural Resources, Ltd. 3,367 106
CCL Industries, Inc. Class B 2,111 123
Constellation Software, Inc. 116 425
Dollarama, Inc. 6,910 974
Enbridge, Inc. 7,994 363
Fairfax Financial Holdings, Ltd. 172 310
Franco-Nevada Corp. Class T 773 127
George Weston, Ltd. 550 110
Great-West Lifeco, Inc. 12,163 463
iA Financial Corp., Inc. 3,247 356
Imperial Oil, Ltd. 8,486 674
Intact Financial Corp. 1,404 326
Kinross Gold Corp. 14,736 230
Loblaw Cos., Ltd. 1,705 282
Magna International, Inc. Class A 23,066 892
Manulife Financial Corp. 26,671 853
Metro, Inc. Class A 960 75
RB Global, Inc. 1,024 109
Royal Bank of Canada 12,799 1,687
Saputo, Inc. 8,003 164
Shopify, Inc. Class A(Æ) 10,538 1,216
Stantec, Inc. 8,196 892
Sun Life Financial, Inc. 14,882 990
Suncor Energy, Inc. 2,441 91
Tourmaline Oil Corp. 10,886 525
WSP Global, Inc. 551 112
13,877
China - 3.3%
Alibaba Group Holding, Ltd. 92,214 1,309
Baidu, Inc. Class A(Æ) 32,950 351
BOC Hong Kong Holdings, Ltd. 26,000 113
China Mengniu Dairy Co., Ltd. 95,000 195
China Merchants Bank Co., Ltd. Class
H 58,500 410
China Overseas Land & Investment,
Ltd. 335,000 582
Haier Smart Home Co., Ltd. Class H 193,200 554
Prosus NV(Æ) 4,201 235
Tencent Holdings, Ltd. 78,884 5,067
Trip.com Group, Ltd. - ADR 45,009 2,639
Weichai Power Co., Ltd. Class H 176,000 358
Xiaomi Corp. Class B(Æ)(Þ) 81,800 630
Yangzijiang Shipbuilding Holdings,
Ltd. 82,400 144
12,587
Denmark - 1.9%
AP Moller - Maersk A/S Class B 59 110
Carlsberg A/S Class B 3,045 432
Danske Bank A/S 35,775 1,458
DSV A/S 3,858 927
Novo Nordisk A/S Class B 62,077 4,332

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
40 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Novonesis (Novozymes) B Class B 589 42
7,301
Finland - 0.9%
Elisa OYJ 4,569 254
Nokia OYJ 348,620 1,803
Nordea Bank Abp 6,897 103
Sampo OYJ Class A 78,995 850
Wartsila OYJ Abp Class B 16,032 379
3,389
France - 8.3%
Accor SA 26,866 1,405
Airbus SE 4,307 901
Amundi SA(Þ) 13,176 1,068
Arkema SA 16,795 1,240
AXA SA 23,099 1,135
BNP Paribas SA 12,771 1,150
Bureau Veritas SA 32,349 1,116
Capgemini SE 5,381 921
Carrefour SA 34,272 483
Cie de Saint-Gobain SA 7,635 898
Cie Generale des Etablissements
Michelin SCA 31,942 1,189
Credit Agricole SA 33,759 640
Danone SA 13,233 1,081
Dassault Aviation SA 1,960 695
Engie SA 51,325 1,209
EssilorLuxottica SA 765 210
Hermes International 370 1,004
L'Air Liquide SA Class A 1,122 232
L'Oreal SA 1,482 635
LVMH Moet Hennessy Louis Vuitton
SE 5,387 2,825
Orange SA 60,355 921
Publicis Groupe SA 9,317 1,052
Renault SA 8,895 411
Rexel SA Class H 52,864 1,631
Safran SA 3,232 1,053
Sartorius Stedim Biotech 8,330 1,994
Societe Generale SA 26,812 1,536
Teleperformance 14,820 1,439
Thales SA 464 136
TotalEnergies SE 21,062 1,295
Valeo SE 19,170 210
Vinci SA 2,615 386
32,101
Germany - 8.4%
adidas AG 3,057 713
Allianz SE 2,035 825
BASF SE 38,618 1,905
Bayer AG 35,964 1,081
Continental AG 20,610 1,798
CTS Eventim AG & Co. KGaA 14,241 1,773
Daimler Truck Holding AG 52,378 2,479
Deutsche Bank AG 5,226 155
Deutsche Boerse AG 7,570 2,470
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Deutsche Post AG 3,462 160
Deutsche Telekom AG 13,245 485
E.ON SE 8,607 158
Evonik Industries AG 49,338 1,017
Fresenius Medical Care AG & Co.
KGaA 20,532 1,177
Fresenius SE & Co. KGaA 18,133 912
GEA Group AG 5,332 373
Hannover Rueck SE 2,789 878
Heidelberg Materials AG 1,995 469
Infineon Technologies AG 18,705 796
Mercedes-Benz Group AG 13,856 811
MTU Aero Engines AG 6,202 2,758
Muenchener Rueckversicherungs-
Gesellschaft AG 1,762 1,143
Rheinmetall AG 853 1,805
SAP SE 8,654 2,632
Siemens AG 3,107 797
Siemens Energy AG(Æ) 2,449 283
Symrise AG 24,923 2,617
32,470
Hong Kong - 2.0%
AIA Group, Ltd. 369,139 3,320
ASMPT, Ltd. 19,800 145
CK Asset Holdings, Ltd. 83,049 367
CLP Holdings, Ltd. 53,000 446
Hong Kong Exchanges & Clearing, Ltd. 8,500 455
Power Assets Holdings, Ltd. 48,000 308
Prudential PLC 170,340 2,138
Sino Land Co., Ltd. 196,000 209
Sun Hung Kai Properties, Ltd. 10,000 115
WH Group, Ltd.(Þ) 400,000 385
7,888
India - 1.0%
Axis Bank, Ltd. - GDR(Þ) 9,020 627
HDFC Bank, Ltd. - ADR 33,126 2,540
Larsen & Toubro, Ltd. - GDR(Þ) 17,257 739
3,906
Indonesia - 0.2%
Bank Negara Indonesia Persero Tbk PT 719,700 183
Bank Rakyat Indonesia Persero Tbk PT 1,871,900 433
616
Ireland - 1.1%
AIB Group PLC 74,276 611
Bank of Ireland Group PLC 147,480 2,104
Flutter Entertainment PLC(Æ) 5,101 1,449
4,164
Israel - 0.2%
Bank Hapoalim BM 7,600 146
Bank Leumi Le-Israel BM 8,525 158

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Check Point Software Technologies,
Ltd.(Æ) 1,404 311
615
Italy - 3.0%
BPER Banca 70,370 640
Coca-Cola HBC AG 10,064 523
Davide Campari-Milano NV 222,882 1,499
Enel SpA 156,356 1,484
Eni SpA 57,599 933
FinecoBank Banca Fineco SpA 126,739 2,813
Generali 3,093 110
Intesa Sanpaolo SpA 28,762 166
Moncler SpA 7,021 401
Recordati SpA 3,577 225
Ryanair Holdings PLC - ADR 14,820 855
Snam SpA 18,972 115
Terna - Rete Elettrica Nazionale 7,792 80
UniCredit SpA 28,944 1,941
11,785
Japan - 15.8%
Advantest Corp. 14,500 1,074
Aeon Co., Ltd. 1,900 58
Ajinomoto Co., Inc. 5,400 144
Alfresa Holdings Corp. 11,600 158
Alps Alpine Co., Ltd. 13,900 149
Amada Co., Ltd. 13,400 146
Asahi Group Holdings, Ltd. 4,800 64
Asics Corp. 10,600 271
Bandai Namco Holdings, Inc. 7,700 276
Bridgestone Corp. 35,300 1,442
Canon, Inc. 29,500 854
Capcom Co., Ltd. 4,500 154
Chiba Bank, Ltd. (The) 57,600 531
Chugai Pharmaceutical Co., Ltd. 7,200 376
Daifuku Co., Ltd. 4,300 111
Dai-ichi Life Holdings, Inc. 36,200 274
Daiichi Sankyo Co., Ltd. 5,000 116
Daikin Industries, Ltd. 7,700 910
Daito Trust Construction Co., Ltd. 3,000 327
Daiwa House Industry Co., Ltd. 4,700 162
Denso Corp. 53,300 719
Dentsu, Inc. 19,900 442
East Japan Railway Co. 6,000 130
Eisai Co., Ltd. 5,140 148
FANUC Corp. 27,200 740
Fast Retailing Co., Ltd. 1,300 445
Fujikura, Ltd. 2,900 152
Fujitsu, Ltd. 15,400 374
Fukuoka Financial Group, Inc. 19,300 514
Hakuhodo DY Holdings, Inc. 25,200 209
Hino Motors, Ltd.(Æ) 37,700 94
Hitachi, Ltd. 50,800 1,472
Honda Motor Co., Ltd. 45,313 437
Horiba, Ltd. 3,000 233
IHI Corp. 1,500 163
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Iida Group Holdings Co., Ltd. 21,800 307
Isuzu Motors, Ltd. 4,100 52
Japan Airlines Co., Ltd. 13,000 265
Japan Post Insurance Co., Ltd. Class A 22,200 501
Japan Tobacco, Inc. 27,200 801
JGC Holdings Corp. 18,600 161
Kajima Corp. 8,300 216
KDDI Corp. 11,800 203
Keyence Corp. 5,900 2,369
Kirin Holdings Co., Ltd. 10,500 147
Kobe Bussan Co., Ltd. 1,800 56
Koito Manufacturing Co., Ltd. 30,000 358
Komatsu, Ltd. 28,200 923
Konami Holdings Corp. 1,300 206
Kubota Corp. 50,700 568
Kyocera Corp. 38,200 459
LY Corp. 15,100 56
M3, Inc. 7,800 108
Makita Corp. 1,068 33
MatsukiyoCocokara & Co. 2,800 58
MEIJI Holdings Co., Ltd. 6,100 135
Minebea Co., Ltd. 65,700 961
Mitsubishi Estate Co., Ltd. 36,200 677
Mitsubishi Gas Chemical Co., Inc. 12,200 187
Mitsubishi Heavy Industries, Ltd. 16,600 416
Mitsubishi UFJ Financial Group, Inc. 35,500 486
Mitsui Fudosan Co., Ltd. 12,000 116
Mizuho Financial Group, Inc. 10,900 300
MonotaRO Co., Ltd. 2,700 53
MS&AD Insurance Group Holdings,
Inc. 40,000 892
Murata Manufacturing Co., Ltd. 135,700 2,007
NEC Corp. 12,900 378
Nikon Corp. 13,800 141
Nintendo Co., Ltd. 11,300 1,084
Nippon Telegraph & Telephone Corp. 106,550 114
Nippon Television Holdings, Inc. 13,500 313
Nissan Motor Co., Ltd. 106,600 259
Nitto Denko Corp. 96,700 1,865
Nomura Research Institute, Ltd. 4,900 197
Obayashi Corp. 7,100 107
Obic Co., Ltd. 2,000 78
Olympus Corp. 90,300 1,071
Ono Pharmaceutical Co., Ltd. 9,391 102
Oracle Corp. 900 107
Osaka Gas Co., Ltd. 2,200 56
Otsuka Holdings Co., Ltd. 4,800 238
Pan Pacific International Holdings
Corp. 4,600 158
Panasonic Holdings Corp. 27,300 293
Persol Holdings Co., Ltd. 163,800 319
Recruit Holdings Co., Ltd. 5,600 330
Resona Holdings, Inc. 235,400 2,161
Rinnai Corp. 10,900 270
Rohm Co., Ltd. 38,100 486
Sanrio Co., Ltd. 2,300 111
SCREEN Holdings Co., Ltd. 4,300 349

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
42 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SCSK Corp. 1,900 57
Secom Co., Ltd. 5,200 187
Sega Sammy Holdings, Inc. 12,200 293
Sekisui Chemical Co., Ltd. 19,100 345
Shin-Etsu Chemical Co., Ltd. 64,675 2,131
Shionogi & Co., Ltd. 32,400 585
SMC Corp. 1,400 504
SoftBank Corp. 723,800 1,119
Sompo Holdings, Inc. 34,700 1,040
Sony Group Corp. 69,550 1,813
Stanley Electric Co., Ltd. 12,839 254
Subaru Corp. 20,844 362
Sumitomo Heavy Industries, Ltd. 8,000 164
Sumitomo Mitsui Financial Group, Inc. 16,900 424
Sumitomo Mitsui Trust Holdings, Inc. 28,000 742
Sumitomo Rubber Industries, Ltd. 18,400 209
Suntory Beverage & Food, Ltd. 38,900 1,245
Suzuki Motor Corp. 20,400 246
T&D Holdings, Inc. 55,900 1,223
Taiheiyo Cement Corp. 4,900 121
Taisei Corp. 2,600 151
Taiyo Nippon Sanso Corp. 1,400 53
Takeda Pharmaceutical Co., Ltd. 27,100 837
TDK Corp. 112,100 1,311
THK Co., Ltd. 7,300 194
TIS, Inc. 1,700 57
Toho Co., Ltd. 1,900 112
Tokio Marine Holdings, Inc. 32,500 1,371
Tokyo Electron, Ltd. 13,010 2,484
Toray Industries, Inc. 101,200 691
Toyota Motor Corp. 13,600 234
Trend Micro, Inc. 1,700 117
Tsuruha Holdings, Inc. 4,500 352
Unicharm Corp. 166,900 1,209
Yamato Holdings Co., Ltd. 25,994 348
Zozo, Inc. 5,200 56
61,174
Luxembourg - 0.4%
ArcelorMittal SA 45,538 1,439
RTL Group SA 3,991 175
1,614
Macao - 0.3%
Galaxy Entertainment Group, Ltd. 283,869 1,263
Mexico - 0.2%
America Movil SAB de CV - ADR 31,549 566
Fresnillo PLC 11,563 229
795
Netherlands - 4.4%
ABN AMRO Bank NV(Þ) 33,905 928
Adyen NV(Æ)(Þ) 586 1,076
Argenx SE(Æ) 1,117 616
ASML Holding NV 2,814 2,253
Ferrari NV 1,862 913
Heineken NV 4,521 396
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ING Groep NV 105,754 2,321
Koninklijke Ahold Delhaize NV 4,432 185
Koninklijke KPN NV 162,133 791
Koninklijke Philips NV 51,380 1,233
NN Group NV 12,078 803
Randstad NV 32,188 1,487
Universal Music Group NV 122,831 3,986
VEON, Ltd. - ADR(Æ) 3,212 148
17,136
New Zealand - 0.1%
Contact Energy, Ltd. 25,590 140
Meridian Energy, Ltd. 41,685 150
Xero, Ltd.(Æ) 447 53
343
Norway - 0.8%
DNB Bank ASA 33,530 928
Equinor ASA Class N 53,269 1,345
Gjensidige Forsikring ASA 7,023 178
Kongsberg Gruppen ASA 5,712 222
Norsk Hydro ASA 5,322 30
Orkla ASA 35,142 382
Telenor ASA 7,222 112
3,197
Poland - 0.3%
Zabka Group SA(Æ) 216,015 1,296
Russia - 0.0%
Gazprom PJSC(Æ)(Š) 114,398 —
LUKOIL PJSC(Š) 2,007 —
Mobile TeleSystems PJSC - ADR(Æ)
(Š) 27,365 —
Sberbank of Russia PJSC(Æ)(Š) 88,440 —
—
Singapore - 1.4%
DBS Group Holdings, Ltd. 32,331 1,143
Grab Holdings, Ltd. Class A(Æ) 365,546 1,839
Oversea-Chinese Banking Corp., Ltd. 73,792 947
Singapore Exchange, Ltd. 16,800 197
Singapore Technologies Engineering,
Ltd. 17,900 110
Singapore Telecommunications, Ltd. 331,800 997
5,233
South Africa - 0.3%
Anglo American PLC 10,035 296
MTN Group, Ltd. 67,308 535
Old Mutual, Ltd. 313,428 215
Valterra Platinum, Ltd.(Æ) 1,165 51
1,097
South Korea - 1.6%
Coway Co., Ltd. 3,675 263
Hankook Tire & Technology Co., Ltd. 4,280 126
Hyundai Mobis Co., Ltd. 2,710 575

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
KB Financial Group, Inc. 8,751 719
KT Corp. - ADR 26,754 556
Samsung Electronics Co., Ltd. 27,969 1,240
Shinhan Financial Group Co., Ltd. 28,418 1,293
SK Hynix, Inc. 4,394 952
SK Telecom Co., Ltd. 10,146 426
6,150
Spain - 1.4%
Aena SME SA(Þ) 6,901 184
Banco Bilbao Vizcaya Argentaria SA 17,097 263
Banco Santander SA 37,496 311
CaixaBank SA 84,784 735
Endesa SA 14,408 456
Iberdrola SA 22,437 431
Industria de Diseno Textil SA 58,077 3,026
Telefonica SA 23,356 123
5,529
Sweden - 1.3%
Assa Abloy AB Class B 12,035 376
Atlas Copco AB Class A 42,007 681
Atlas Copco AB Class B 57,452 819
Essity Aktiebolag Class B 23,528 652
Industrivarden AB Class C 4,935 178
Investor AB Class B 3,766 111
Lifco AB Class B 2,729 110
Saab AB Class B 3,123 174
Skanska AB Class B 10,848 253
SKF AB Class B 22,675 521
Svenska Cellulosa AB SCA Class B 19,365 252
Svenska Handelsbanken AB Class A 8,008 107
Tele2 AB Class B 17,450 255
Telefonaktiebolaget LM Ericsson Class
B 81,417 698
5,187
Switzerland - 3.8%
ABB, Ltd. 6,609 395
Adecco Group AG 11,291 336
Chocoladefabriken Lindt & Spruengli
AG 13 369
Cie Financiere Richemont SA Class A 1,998 378
Galderma Group AG 7,189 1,047
Geberit AG 180 142
Helvetia Holding AG 235 55
Julius Baer Group, Ltd. 17,049 1,150
Lonza Group AG 3,742 2,674
Partners Group Holding AG 517 678
Schindler Holding AG 537 200
SGS SA 5,581 568
Swatch Group AG (The) Class B 2,539 414
Swisscom AG 286 203
UBS Group AG 143,366 4,871
Zurich Insurance Group AG 1,601 1,123
14,603
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Taiwan - 2.6%
Delta Electronics, Inc. 44,000 620
E Ink Holdings, Inc. 62,000 469
MediaTek, Inc. 12,000 511
Taiwan Semiconductor Manufacturing
Co., Ltd. 106,000 3,827
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 19,871 4,501
9,928
Thailand - 0.2%
Kasikornbank PCL 155,300 733
United Kingdom - 9.5%
3i Group PLC 6,084 344
AstraZeneca PLC 12,419 1,732
Auto Trader Group PLC(Þ) 10,287 116
Babcock International Group PLC 16,494 260
BAE Systems PLC 14,553 377
Barclays PLC 251,203 1,163
British American Tobacco PLC 39,527 1,870
British Land Co. PLC (The)(ö) 47,110 243
BT Group PLC 286,844 763
Burberry Group PLC(Æ) 22,302 363
CK Hutchison Holdings, Ltd. Class B 79,313 490
Compass Group PLC 66,812 2,263
Croda International PLC 4,229 170
Diageo PLC 12,372 311
Diploma PLC 25,005 1,678
easyJet PLC 76,595 560
Halma PLC 4,786 210
Hikma Pharmaceuticals PLC 5,730 156
HSBC Holdings PLC 180,284 2,183
Imperial Tobacco Group PLC 2,349 93
Intermediate Capital Group PLC 24,486 648
International Consolidated Airlines
Group SA 25,296 119
Intertek Group PLC 32,726 2,130
J Sainsbury PLC 367,526 1,462
Kingfisher PLC 110,109 440
Land Securities Group PLC(ö) 50,140 434
Lloyds Banking Group PLC 115,627 122
London Stock Exchange Group PLC 11,553 1,688
National Grid PLC 21,307 311
NatWest Group PLC 64,167 450
Next PLC 1,516 259
Reckitt Benckiser Group PLC 38,715 2,634
RELX PLC 70,943 3,848
Rolls-Royce Holdings PLC 90,368 1,201
Schroders PLC 23,104 115
Smiths Group PLC 3,602 111
Standard Chartered PLC 108,527 1,799
Tate & Lyle PLC 37,223 264
Tesco PLC 108,391 597
Travis Perkins PLC 26,830 224
Unilever PLC 23,692 1,443
Wise PLC Class A(Æ) 53,828 769

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
44 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
WPP PLC 70,895 496
36,909
United States - 9.8%
Alcon, Inc. 5,509 489
Amdocs, Ltd. 15,008 1,369
Amrize, Ltd.(Æ) 9,989 498
Aon PLC Class A 3,392 1,210
BP PLC 171,816 857
CyberArk Software, Ltd.(Æ) 511 208
Experian PLC 3,487 180
Ferrovial SE 2,417 129
GSK PLC 128,930 2,458
Haleon PLC 634,794 3,266
Holcim AG(Æ) 9,989 744
James Hardie Industries PLC(Æ) 17,960 496
Linde PLC 6,606 3,099
Medtronic PLC 9,699 845
Nestle SA 17,535 1,742
Novartis AG 25,796 3,121
Roche Holding AG 9,103 2,976
Sanofi SA 23,131 2,238
Schlumberger NV 31,834 1,076
Schneider Electric SE 18,244 4,865
Shell PLC 97,216 3,409
Spotify Technology SA(Æ) 1,927 1,479
Swiss Re AG 4,537 787
Tenaris SA 17,067 319
37,860
Total Common Stocks
(cost $293,519) 356,478
Preferred Stocks - 0.4%
Brazil - 0.0%
Raizen Energia SA
0.668% (Ÿ) 385,686 117
Germany - 0.4%
Henkel AG & Co. KGaA
2.983% (Ÿ) 9,258 727
Volkswagen AG
6.775% (Ÿ) 6,653 703
1,430
Total Preferred Stocks
(cost $2,014) 1,547
Warrants and Rights - 0.0%
Canada - 0.0%
Constellation Software, Inc.(Æ)(Š)
2040 Warrants 82 —
Total Warrants and Rights
(cost $—) —
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 5.1%
United States - 5.1%
U.S. Cash Management Fund(@) 19,674,253 (∞) 19,668
Total Short-Term Investments
(cost $19,668) 19,668
Total Investments - 97.7%
(identified cost $315,201) 377,693
Other Assets and Liabilities,
Net - 2.3%
9,088
Net Assets - 100.0%
386,781

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 45
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
1.5%
ABN AMRO Bank NV 10/03/19 EUR 33,905 17.34 588
928
Adyen NV 04/19/22 EUR 586 1,750.52 1,026
1,076
Aena SME SA 01/23/25 EUR 6,901 22.86 158
184
Amundi SA 02/21/19 EUR 13,176 65.00 856
1,068
Auto Trader Group PLC 08/04/23 GBP 10,287 8.08 83
116
Axis Bank, Ltd. 04/12/24 9,020 65.08 587
627
Larsen & Toubro, Ltd. 02/23/24 17,257 41.50 716
739
WH Group, Ltd. 06/26/19 HKD 400,000 0.76 305
385
Xiaomi Corp. 04/11/25 HKD 81,800 5.65 463 630
5,753
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
CAC 40 Euro Index Futures 25 EUR 1,917 07/25
(5)
DAX Index Futures 3 EUR 1,804 09/25
38
EURO STOXX 50 Index Futures 22 EUR 1,172 09/25
5
FTSE/MIB Index Futures 2 EUR 399 09/25
5
IBEX 35 Index Futures 4 EUR 557 07/25
4
OMXS30 Index Futures 21 SEK 5,235 07/25
—
S&P/TSX 60 Index Futures 87 CAD 27,840 09/25
259
SPI 200 Index Futures 66 AUD 14,086 09/25
2
TOPIX Index Futures 46 JPY 1,313,530 09/25 228
Short Positions
FTSE 100 Index Futures 27 GBP 2,373 09/25
27
Hang Seng Index Futures 24 HKD 28,901 07/25
6
MSCI Emerging Markets Index Futures 255 USD 15,727 09/25
(372)
MSCI Singapore Index Futures 77 SGD 3,167 07/25
(39)
S&P 500 E-Mini Index Futures 3 USD 938 09/25 (25)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 133
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 311 AUD 476 07/02/25 2
Bank of America USD 125 CAD 171 07/02/25 —
Bank of America USD 179 CHF 143 07/02/25 1
Bank of America USD 202 CHF 160 07/02/25 —
Bank of America USD 385 CHF 308 07/02/25 3
Bank of America USD 181 EUR 154 07/02/25 —
Bank of America USD 919 EUR 784 07/02/25 5
Bank of America USD 55 HKD 432 07/03/25 —
Bank of America USD 236 JPY 34,049 07/02/25 —

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
46 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,692 JPY 243,922 07/02/25 2
Bank of America USD 331 NOK 3,343 07/02/25 1
Bank of America CAD 1,176 USD 864 07/02/25 —
Bank of America CHF 393 USD 495 07/02/25 —
Bank of America DKK 479 USD 75 07/02/25 —
Bank of America DKK 827 USD 130 07/02/25 (1)
Bank of America EUR 43 USD 50 07/02/25 —
Bank of America EUR 55 USD 65 07/02/25 —
Bank of America GBP 83 USD 114 07/02/25 —
Bank of America GBP 245 USD 336 07/02/25 (1)
Bank of America GBP 379 USD 520 07/02/25 (1)
Bank of America GBP 486 USD 666 07/02/25 (1)
Bank of America HKD 86 USD 11 07/03/25 —
Bank of America ILS 310 USD 92 07/01/25 —
Bank of America SEK 921 USD 97 07/02/25 —
Bank of America SEK 1,672 USD 176 07/02/25 —
Bank of America SEK 1,898 USD 200 07/02/25 (1)
Bank of America SGD 163 USD 128 07/02/25 —
Bank of America SGD 228 USD 179 07/02/25 (1)
BNP Paribas USD 2,288 AUD 3,503 09/17/25 22
BNP Paribas USD 4,086 CAD 5,558 09/17/25 11
BNP Paribas USD 3,609 JPY 517,888 09/17/25 18
BNP Paribas USD 1,117 SEK 10,636 09/17/25 13
BNP Paribas GBP 753 USD 1,019 09/17/25 (16)
Morgan Stanley USD 529 CAD 720 09/17/25 2
Morgan Stanley USD 118 EUR 100 09/17/25 1
Morgan Stanley USD 238 JPY 34,170 09/17/25 1
Morgan Stanley AUD 160 USD 105 09/17/25 (1)
Royal Bank of Canada USD 2,288 AUD 3,503 09/17/25 22
Royal Bank of Canada USD 4,086 CAD 5,558 09/17/25 12
Royal Bank of Canada USD 3,620 JPY 517,888 09/17/25 7
Royal Bank of Canada USD 1,121 SEK 10,636 09/17/25 9
Royal Bank of Canada GBP 753 USD 1,021 09/17/25 (14)
State Street USD 2,288 AUD 3,503 09/17/25 21
State Street USD 4,087 CAD 5,558 09/17/25 11
State Street USD 3,617 JPY 517,888 09/17/25 10
State Street USD 1,120 SEK 10,636 09/17/25 10
State Street BRL 1,033 USD 190 07/02/25 —
State Street CHF 1,091 USD 1,347 09/17/25 (41)
State Street DKK 3,720 USD 577 09/17/25 (14)
State Street EUR 875 USD 1,012 09/17/25 (25)
State Street GBP 753 USD 1,021 09/17/25 (14)
State Street HKD 2,630 USD 338 09/17/25 —
State Street NOK 4,050 USD 402 09/17/25 —
State Street NZD 220 USD 133 09/17/25 (1)

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 47
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Toronto Dominion Bank USD 2,288 AUD 3,503 09/17/25 21
Toronto Dominion Bank USD 4,086 CAD 5,558 09/17/25 11
Toronto Dominion Bank USD 3,616 JPY 517,888 09/17/25 11
Toronto Dominion Bank USD 1,117 SEK 10,636 09/17/25 13
Toronto Dominion Bank GBP 753 USD 1,019 09/17/25 (16)
Westpac USD 2,288 AUD 3,503 09/17/25 22
Westpac USD 4,087 CAD 5,558 09/17/25 11
Westpac USD 3,618 JPY 517,888 09/17/25 9
Westpac USD 1,121 SEK 10,636 09/17/25 9
Westpac GBP 753 USD 1,021 09/17/25 (14)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts 129
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ 601 $ 6,631 $ —
$ —
$ 7,232 1 .9
Austria — 2,747 —
—
2,747 0 .7
Belgium 236 872 —
—
1,108 0 .3
Brazil 4,389 — —
—
4,389 1 .1
Burkina Faso 256 — —
—
256 0 .1
Canada 13,877 — —
—
13,877 3 .6
China 2,639 9,948 —
—
12,587 3 .3
Denmark 110 7,191 —
—
7,301 1 .9
Finland — 3,389 —
—
3,389 0 .9
France 136 31,965 —
—
32,101 8 .3
Germany 160 32,310 —
—
32,470 8 .4
Hong Kong 115 7,773 —
—
7,888 2 .0
India 2,540 1,366 —
—
3,906 1 .0
Indonesia — 616 —
—
616 0 .2
Ireland — 4,164 —
—
4,164 1 .1
Israel 310 305 —
—
615 0 .2
Italy 970 10,815 —
—
11,785 3 .0
Japan 2,650 58,524 —
—
61,174 15 .8
Luxembourg — 1,614 —
—
1,614 0 .4
Macao — 1,263 —
—
1,263 0 .3
Mexico 566 229 —
—
795 0 .2
Netherlands 148 16,988 —
—
17,136 4 .4
New Zealand 53 290 —
—
343 0 .1

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
48 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Norway 334 2,863 —
—
3,197 0 .8
Poland — 1,296 —
—
1,296 0 .3
Russia — — —
—
— —
Singapore 1,839 3,394 —
—
5,233 1 .4
South Africa 51 1,046 —
—
1,097 0 .3
South Korea 556 5,594 —
—
6,150 1 .6
Spain — 5,529 —
—
5,529 1 .4
Sweden 285 4,902 —
—
5,187 1 .3
Switzerland 802 13,801 —
—
14,603 3 .8
Taiwan 4,501 5,427 —
—
9,928 2 .6
Thailand — 733 —
—
733 0 .2
United Kingdom 230 36,679 —
—
36,909 9 .5
United States 9,785 28,075 —
—
37,860 9 .8
Preferred Stocks 117 1,430 — — 1,547 0 .4
Warrants and Rights — — — — — —
Short-Term Investments — — — 19,668 19,668 5 .1
Total Investments 48,256 309,769 — 19,668 377,693 97 .7
Other Assets and Liabilities, Net
2 .3
100 .0
Other Financial Instruments
Assets
Futures Contracts 574 — — — 574 0 .1
Foreign Currency Exchange Contracts 14 277 — — 291 0 .1
A
Liabilities
Futures Contracts (441) — — — (441) (0 .1)
Foreign Currency Exchange Contracts (7) (155) — — (162) (—)
*
Total Other Financial Instruments
**
$ 140 $ 122 $ — $ — $ 262
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2025, if any, were less than 1% of net assets.

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 49
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ....................................................................
55,894
Consumer Staples ...............................................................................
25,401
Energy ................................................................................................
15,886
Financial Services ..............................................................................
95,478
Health Care ........................................................................................
33,609
Materials and Processing ...................................................................
31,722
Producer Durables ..............................................................................
40,313
Technology .........................................................................................
46,366
Utilities ...............................................................................................
11,809
Preferred Stocks
Consumer Discretionary ....................................................................
703
Consumer Staples ...............................................................................
727
Utilities ...............................................................................................
117
Warrants and Rights ...................................................................
—
Short-Term Investments .............................................................
19,668
Total Investments ............................................................................... 377,693

See accompanying notes which are an integral part of the financial statements.
50 International Developed Markets Fund
Russell Investment Funds
International Developed Markets Fund
Fair Value of Derivative Instruments — June 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 291
Variation margin on futures contracts* 574 —
Total
$ 574 $ 291
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ 441 $ —
Unrealized depreciation on foreign currency exchange contracts — 162
Total
$ 441 $ 162
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ (319) $ —
Foreign currency exchange contracts — 970
Total
$ (319) $ 970
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ (88) $ —
Foreign currency exchange contracts — 1,313
Total
$ (88) $ 1,313
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 51
Amounts in thousands
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 291 $ — $ 291
Total Financial and Derivative Assets
291 — 291
Financial and Derivative Assets not subject to a netting agreement
(14) — (14)
Total Financial and Derivative Assets subject to a netting agreement
$ 277 $ — $ 277
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
BNP Paribas
$ 64 $ 16 $ — $ 48
Morgan Stanley
4 1 — 3
Royal Bank of Canada
50 13 — 37
State Street
53 53 — —
Toronto Dominion Bank
56 16 — 40
Westpac
50 14 — 36
Total
$ 277 $ 113 $ — $ 164

Russell Investment Funds
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
52 International Developed Markets Fund
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 162 $ — $ 162
Total Financial and Derivative Liabilities
162 — 162
Financial and Derivative Liabilities not subject to a netting agreement
(7) — (7)
Total Financial and Derivative Liabilities subject to a netting agreement
$ 155 $ — $ 155
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
BNP Paribas $ 16 $ 16 $ — $ —
Morgan Stanley 1 1 — —
Royal Bank of Canada 13 13 — —
State Street 95 53 — 42
Toronto Dominion Bank 16 16 — —
Westpac 14 14 — —
Total
$ 155 $ 113 $ — $ 42
^ Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 53
Statement of Assets and Liabilities — June 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 315,201
Investments, at fair value(>) ........................................................................................................................................................
377,693
Foreign currency holdings(^) ....................................................................................................................................................... 1,820
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 291
Receivables:
Dividends and interest ...................................................................................................................................................... 594
Dividends from affiliated funds ....................................................................................................................................... 63
Investments sold ............................................................................................................................................................... 17,090
Fund shares sold ............................................................................................................................................................... 22
Foreign capital gains taxes recoverable ........................................................................................................................... 1,292
From broker(a) ................................................................................................................................................................. 4,611
Variation margin on futures contracts .............................................................................................................................. 135
Prepaid expenses .......................................................................................................................................................................... 2
Total assets ...............................................................................................................................................................
403,613
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 16,065
Fund shares redeemed ...................................................................................................................................................... 116
Accrued fees to affiliates .................................................................................................................................................. 284
Other accrued expenses .................................................................................................................................................... 205
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 162
Total liabilities ...........................................................................................................................................................
16,832
Net Assets ...............................................................................................................................................................
$ 386,781

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
54 International Developed Markets Fund
Statement of Assets and Liabilities, continued — June 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 76,299
Shares of beneficial interest .........................................................................................................................................................
279
Additional paid-in capital ............................................................................................................................................................
310,203
Net Assets ...............................................................................................................................................................
$ 386,781
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 13.86
Net assets ............................................................................................................................................................................. $ 386,780,822
Shares outstanding ($.01 par value) ..................................................................................................................................... 27,900,592
Amounts in thousands
(^)     Foreign currency holdings - cost $ 1,796
(>)     Investments in affiliates, U.S. Cash Management Fund $ 19,668
(a)   Receivable from Broker for Futures $ 4,611
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 55
Statement of Operations — For the Period Ended June 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 7,333
Dividends from affiliated funds ....................................................................................................................................... 298
Interest .............................................................................................................................................................................. 36
Less foreign taxes withheld ............................................................................................................................................. (762)
Total investment income ..............................................................................................................................................................
6,905
Expenses
Advisory fees ................................................................................................................................................................... 1,592
Administrative fees .......................................................................................................................................................... 88
Custodian fees .................................................................................................................................................................. 68
Transfer agent fees .......................................................................................................................................................... 8
Professional fees .............................................................................................................................................................. 48
Trustees’ fees .................................................................................................................................................................... 9
Printing fees ..................................................................................................................................................................... 14
Miscellaneous .................................................................................................................................................................. 28
Expenses before reductions .............................................................................................................................................. 1,855
Expense reductions .......................................................................................................................................................... (45)
Net expenses ................................................................................................................................................................................
1,810
Net investment income (loss) .......................................................................................................................................................
5,095
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... 13,287
Investments in affiliated funds ......................................................................................................................................... (3)
Futures contracts .............................................................................................................................................................. (319)
Foreign currency exchange contracts ............................................................................................................................... 970
Foreign currency-related transactions .............................................................................................................................. 166
Net realized gain (loss) ................................................................................................................................................................
14,101
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 40,447
Futures contracts .............................................................................................................................................................. (88)
Foreign currency exchange contracts ............................................................................................................................... 1,313
Foreign currency-related transactions .............................................................................................................................. 203
Net change in unrealized appreciation (depreciation) ................................................................................................................. 41,875
Net realized and unrealized gain (loss) ........................................................................................................................................ 55,976
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 61,071

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
56 International Developed Markets Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2025
(Unaudited)
Fiscal Year Ended
December 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 5,095 $ 6,675
Net realized gain (loss) ....................................................................................................................... 14,101 7,723
Net change in unrealized appreciation (depreciation) ........................................................................ 41,875 (4,194)
Net increase (decrease) in net assets from operations .............................................................................. 61,071 10,204
Distributions
To shareholders ................................................................................................................................... (2,330) (16,209)
Net decrease in net assets from distributions ............................................................................................ (2,330) (16,209)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (7,370) (6,148)
Total Net Increase (Decrease) in Net Assets ........................................................................
51,371 (12,153)
Net Assets
Beginning of period .................................................................................................................................. 335,410 347,563
End of period .............................................................................................................................................
$ 386,781 $ 335,410
* Share transaction amounts (in thousands) for the periods ended June 30, 2025 and December 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Proceeds from shares sold 1,220 $ 15,601 813 $ 10,139
Proceeds from reinvestment of distributions 185 2,330 1,379 16,209
Payments for shares redeemed (1,990) (25,301) (2,608) (32,496)
Total increase (decrease)
(585) $ (7,370) (416) $ (6,148)

See accompanying notes which are an integral part of the financial statements.
International Developed Markets Fund 57
Russell Investment Funds
International Developed Markets Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
06/30/25
(ƣ)
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Per-Share Data
– – – – – –
$ Net Asset Value, Beginning of Period 11.77 12.03 10.54 12.35 12.18 11.72
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.18 .24 .22 .22 .23 .12
$ Net Realized and Unrealized Gain (Loss) 1.99 .09 1.49 (1.82) 1.27 .47
$ Total from Investment Operations 2.17 .33 1.71 (1.60) 1.50 .59
Less distributions:
– – – – – –
$ Distributions from Net Investment Income — (.37) (.15) — (.33) (.13)
$ Distributions from Net Realized Gain (.08) (.22) (.07) (.21) (1.00) —
$ Total Distributions (.08) (.59) (.22) (.21) (1.33) (.13)
$ Net Asset Value, End of Period 13.86 11.77 12.03 10.54 12.35 12.18
% Total Return
(ǿ)(±)
18.53 2.78 16.26 (13.04) 12.66 5.08
– – – – – –
Ratios/Supplemental Data
– – – – – –
$ Net Assets, End of Period (000) 386,781 335,410 347,563 320,684 377,463 395,518
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
1.05 1.05 1.05 1.05 1.04 1.06
% Expenses, Net
(Ƃ)(ɯ)
1.02 1.03 1.03 1.03 1.03 1.06
% Net Investment Income
(Ƃ)(ɯ)
2.88 1.91 1.96 2.04 1.78 1.17
% Portfolio Turnover Rate
(ǿ)
22 27 32 33 32 59

Russell Investment Funds
International Developed Markets Fund
See accompanying notes which are an integral part of the financial statements.
58 International Developed Markets Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 265,720
Administrative fees 15,631
Transfer agent fees 1,375
Trustees' fees 1,627
$ 284,353
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 13,507 $ 62,291 $ 56,127 $ (3) $ — $ 19,668 $ 298 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 317,695,712 $ 75,145,559 $ (14,886,373) $ 60,259,186

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 82.7%
Asset-Backed Securities - 4.2%
Audax Senior Debt CLO 12 LLC
Series 2025-12A Class B
5.917% due 04/22/37 (CME Term
SOFR 3 Month + 1.750%)(Ê)(Þ) 1,770 1,769
AXIS Equipment Finance Receivables
XIV LLC
Series 2024-2A Class B
5.200% due 07/21/31 (Þ) 1,128 1,148
BRAVO Residential Funding Trust
Series 2024-CES2 Class A1A
5.549% due 09/25/54 (~)(Ê)(Þ) 574 574
Business Jet Securities LLC
Series 2024-2A Class A
5.364% due 09/15/39 (Þ) 884 886
Churchill Middle Market CLO LLC
Series 2025-1A Class BR
5.976% due 04/20/38 (CME Term
SOFR 3 Month + 1.700%)(Ê)(Þ) 1,670 1,670
CLI Funding IX LLC
Series 2024-1A Class A
5.630% due 07/20/49 (Þ) 1,190 1,199
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 353 355
Countrywide Asset-Backed Certificates
Trust
Series 2007-4 Class A4W
4.315% due 04/25/47 (~)(Ê) 1,453 1,395
DLLAA LLC
Series 2025-1A Class A4
5.080% due 04/20/33 (Þ) 1,370 1,402
FIGRE Trust
Series 2023-HE2 Class B
7.688% due 05/25/53 (~)(Ê)(Þ) 392 409
Series 2024-HE1 Class A
6.165% due 03/25/54 (~)(Ê)(Þ) 1,764 1,797
Series 2024-HE2 Class A
6.380% due 05/25/54 (~)(Ê)(Þ) 1,818 1,856
Series 2024-HE4 Class A
5.056% due 09/25/54 (~)(Ê)(Þ) 1,037 1,037
Series 2024-SL1 Class A1
5.748% due 07/25/53 (~)(Ê)(Þ) 2,313 2,339
Series 2025-HE2 Class A
5.775% due 03/25/55 (~)(Ê)(Þ) 1,944 1,970
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
6.437% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 375 362
JPMorgan Mortgage Trust
Series 2024-HE3 Class A1
5.502% due 02/25/55 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 541 540
Kubota Credit Owner Trust
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2024-1A Class A4
5.200% due 01/15/30 (Þ) 1,716 1,754
Series 2024-2A Class A4
5.190% due 05/15/30 (Þ) 660 675
MMAF Equipment Finance LLC
Series 2025-A Class A4
5.020% due 06/13/50 (Þ) 1,250 1,279
OneSky Loan Trust
Series A Class A
3.875% due 07/15/29 2,033 1,946
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 203 198
RCKT Mortgage Trust
Series 2024-CES1 Class A1A
6.025% due 02/25/44 (~)(Ê)(Þ) 931 935
Series 2024-CES2 Class A1A
6.141% due 04/25/44 (~)(Ê)(Þ) 1,274 1,282
Series 2024-CES3 Class A1A
6.591% due 05/25/44 (~)(Ê)(Þ) 945 957
Series 2024-CES6 Class A1A
5.344% due 09/25/44 (~)(Ê)(Þ) 1,024 1,022
Saluda Grade Alternative Mortgage
Trust
Series 2023-FIG3 Class A
7.067% due 08/25/53 (~)(Ê)(Þ) 1,178 1,212
Series 2023-FIG4 Class A
6.718% due 11/25/53 (~)(Ê)(Þ) 681 702
Series 2024-FIG5 Class A
6.255% due 04/25/54 (~)(Ê)(Þ) 2,158 2,197
Towd Point Mortgage Trust
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 581 566
Series 2023-CES2 Class A1A
7.294% due 10/25/63 (~)(Ê)(Þ) 982 997
36,430
Corporate Bonds and Notes - 24.9%
Consumer Discretionary - 3.1%
American Airlines Pass-Through Trust
Series AA Class AA
3.650% due 02/15/29 492 473
Aptiv Swiss Holdings, Ltd.
4.150% due 05/01/52 440 315
6.875% due 12/15/54 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.385%)(Ê) 15 15
Bath & Body Works, Inc.
6.950% due 03/01/33 234 241
Best Buy Co., Inc.
1.950% due 10/01/30 420 368
BorgWarner, Inc.
5.400% due 08/15/34 225 228
Carnival Corp.
4.000% due 08/01/28 (Þ) 1,110 1,086

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
60 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
Series WI
3.750% due 02/15/28 1,378 1,351
Cummins, Inc.
5.450% due 02/20/54 500 484
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.750% due 10/20/28 (Þ) 918 920
DR Horton, Inc.
5.500% due 10/15/35 780 794
Ferguson Finance PLC
4.250% due 04/20/27 (Þ) 1,089 1,080
Ford Motor Credit Co. LLC
7.122% due 11/07/33 509 528
Fox Corp.
Series WI
4.709% due 01/25/29 1,183 1,193
General Motors Co.
6.125% due 10/01/25 75 75
General Motors Financial Co., Inc.
5.800% due 06/23/28 1,108 1,142
Home Depot, Inc. (The)
4.500% due 12/06/48 906 777
3.350% due 04/15/50 785 551
Hyatt Hotels Corp.
4.375% due 09/15/28 565 563
Hyundai Capital America
2.375% due 10/15/27 (Þ) 520 495
1.800% due 01/10/28 (Þ) 360 336
Kohl's Corp.
5.125% due 05/01/31 339 243
Las Vegas Sands Corp.
3.900% due 08/08/29 616 586
Lennar Corp.
Series WI
5.000% due 06/15/27 451 454
LKQ Corp.
Series WI
5.750% due 06/15/28 1,030 1,061
Lowe's Cos., Inc.
6.500% due 03/15/29 783 840
3.000% due 10/15/50 200 125
Macy's Retail Holdings LLC
4.500% due 12/15/34 148 118
5.125% due 01/15/42 132 90
4.300% due 02/15/43 76 48
Mattel, Inc.
3.750% due 04/01/29 (Þ) 682 654
Meritage Homes Corp.
3.875% due 04/15/29 (Þ) 1,039 1,002
Newell Brands, Inc.
6.875% due 04/01/36 352 337
7.000% due 04/01/46 185 158
Nissan Motor Acceptance Co. LLC
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.950% due 09/15/26 (Þ) 679 684
Nordstrom, Inc.
5.000% due 01/15/44 327 227
Series WI
4.250% due 08/01/31 354 314
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 247 219
4.625% due 04/06/31 (Þ) 119 97
Series REGS
4.625% due 04/16/29 (Þ) 127 113
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 102 108
3.700% due 03/15/28 87 85
Steelcase, Inc.
5.125% due 01/18/29 193 192
Tapestry, Inc.
5.500% due 03/11/35 294 295
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 1,083 1,078
Travel + Leisure Co.
6.000% due 04/01/27 275 277
Under Armour , Inc.
3.250% due 06/15/26 195 192
United Airlines Pass-Through Trust
5.800% due 01/15/36 1,297 1,316
Series AA
4.150% due 08/25/31 470 448
2.700% due 05/01/32 514 460
VF Corp.
6.450% due 11/01/37 466 408
WarnerMedia Holdings, Inc.
5.141% due
03/15/
52 208 128
Series WI
3.755% due 03/15/27 113 107
5.050% due 03/15/42 1,134 669
Whirlpool Corp.
2.400% due 05/15/31 148 126
4.700% due 05/14/32 104 97
5.500% due 03/01/33 243 236
5.750% due 03/01/34 282 275
Yum! Brands, Inc.
6.875% due 11/15/37 16 17
5.350% due 11/01/43 311 296
27,195
Consumer Staples - 0.7%
Albertsons Cos., Inc. / Safeway, Inc.
/ New Albertsons, LP / Albertson's
LLC
5.875% due 02/15/28 (Þ) 160 160
3.500% due 03/15/29 (Þ) 50 47
Altria Group, Inc.
5.375% due 01/31/44 643 607

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Coty, Inc. / HFC Prestige Products,
Inc. / HFC Prestige International
US LLC
4.750% due 01/15/29 (Þ) 430 420
Flowers Foods, Inc.
2.400% due 03/15/31 592 518
Mars, Inc.
5.000% due 03/01/32 (Þ) 150 152
5.200% due 03/01/35 (Þ) 590 597
5.700% due 05/01/55 (Þ) 460 459
5.800% due 05/01/65 (Þ) 290 290
Molson Coors Beverage Co.
4.200% due 07/15/46 784 626
Philip Morris International, Inc.
6.375% due 05/16/38 330 366
Tyson Foods, Inc.
4.350% due 03/01/29 1,242 1,234
United Rentals NA, Inc.
3.875% due 11/15/27 97 95
5,571
Energy - 2.5%
Antero Resources Corp.
5.375% due 03/01/30 (Þ) 424 427
BP Capital Markets America, Inc.
2.939% due 06/04/51 1,160 728
Buckeye Partners, LP
3.950% due 12/01/26 330 326
4.125% due 12/01/27 260 256
5.600% due 10/15/44 47 40
Cameron LNG LLC
2.902% due 07/15/31 (Þ) 711 646
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/28 (Þ) 633 659
Columbia Pipelines Operating Co. LLC
6.497% due 08/15/43 (Þ) 241 249
Coterra Energy, Inc.
Series WI
4.375% due 03/15/29 1,246 1,233
DCP Midstream Operating, LP
5.600% due 04/01/44 395 361
DT Midstream, Inc.
4.125% due 06/15/29 (Þ) 859 830
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 554
Energy Transfer, LP
5.550% due 02/15/28 1,060 1,091
5.000% due 05/15/50 780 653
Enterprise Products Operating LLC
5.375% due 02/15/78 (CME Term
SOFR 3 Month + 2.832%)(Ê) 825 811
Expand Energy Corp.
4.750% due 02/01/32 673 653
Exxon Mobil Corp.
3.452% due 04/15/51 230 163
Global Marine, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.000% due 06/01/28 173 160
Kinder Morgan Energy Partners, LP
5.400% due 09/01/44 725 672
Marathon Petroleum Corp.
Series WI
3.800% due 04/01/28 620 611
Midwest Connector Capital Co. LLC
4.625% due 04/01/29 (Þ) 854 847
MPLX, LP
4.000% due 03/15/28 1,849 1,830
Murphy Oil Corp.
5.875% due 12/01/42 163 133
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 630
Occidental Petroleum Corp.
6.375% due 09/01/28 648 674
Oceaneering International, Inc.
6.000% due 02/01/28 194 196
ONEOK, Inc.
4.550% due 07/15/28 1,112 1,116
5.650% due 11/01/28 470 487
6.100% due 11/15/32 355 375
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 100 98
4.800% due 05/15/30 (Þ) 100 97
7.500% due 07/15/38 (Þ) 99 101
6.875% due 04/15/40 (Þ) 190 190
Targa Resources Corp.
6.150% due 03/01/29 726 764
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/37 608 703
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 854 837
Topaz Solar Farms LLC
5.750% due 09/30/39 (Þ) 185 181
Transocean, Inc.
7.500% due 04/15/31 118 97
6.800% due 03/15/38 329 231
Valero Energy Corp.
4.350% due 06/01/28 15 14
Western Midstream Operating, LP
4.500% due 03/01/28 572 569
21,293
Financial Services - 7.4%
200 Park Funding Trust
5.740% due 02/15/55 (Þ) 530 522
Acadian Asset Management, Inc.
4.800% due 07/27/26 266 265
Aircastle , Ltd.
2.850% due 01/26/28 (Þ) 1,007 959
5.950% due 02/15/29 (Þ) 1,160 1,198
Ally Financial, Inc.
6.992% due 06/13/29 (SOFR +
3.260%)(Ê) 788 829
American Tower Corp.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
62 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 03/15/28 725 745
5.450% due 02/15/34 360 370
American Tower Trust #1
5.490% due 03/15/28 (Þ) 2,647 2,692
3.652% due 03/23/28 (Þ) 903 882
Aon NA, Inc.
5.750% due 03/01/54 445 439
Ares Capital Corp.
2.875% due 06/15/28 1,295 1,220
Athene Holding, Ltd.
3.450% due 05/15/52 1,470 936
AXIS Specialty Finance PLC
4.000% due 12/06/27 915 906
Banc of California
Series MTN
3.250% due 05/01/31 (CME Term
SOFR 3 Month + 2.520%)(Ê) 216 192
Bank of America Corp.
5.819% due 09/15/29 (SOFR +
1.570%)(Ê) 395 412
2.687% due 04/22/32 (SOFR +
1.320%)(Ê) 1,250 1,122
Series MTN
3.824% due 01/20/28 (CME Term
SOFR 3 Month + 1.837%)(Ê) 670 664
2.972% due 02/04/33 (SOFR +
1.330%)(Ê) 750 671
Barings BDC, Inc.
Series WI
3.300% due 11/23/26 581 568
Berkshire Hathaway Finance Corp.
2.850% due 10/15/50 880 568
Blackstone Holdings Finance Co. LLC
2.550% due 03/30/32 (Þ) 510 440
Brandywine Operating Partnership, LP
3.950% due 11/15/27 515 501
8.300% due 03/15/28 8 9
Brown & Brown, Inc.
5.250% due 06/23/32 130 132
5.550% due 06/23/35 180 184
6.250% due 06/23/55 190 196
Capital One Financial Corp.
6.312% due 06/08/29 (SOFR +
2.640%)(Ê) 1,202 1,262
6.377% due 06/08/34 (SOFR +
2.860%)(Ê) 425 452
Citigroup, Inc.
2.666% due 01/29/31 (SOFR +
1.146%)(Ê) 555 508
2.561% due 05/01/32 (SOFR +
1.167%)(Ê) 695 616
5.449% due 06/11/35 (SOFR +
1.447%)(Ê) 785 802
CNO Financial Group, Inc.
5.250% due 05/30/29 681 687
Corebridge Financial, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
6.875% due 12/15/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.846%)(Ê) 994 1,025
Diversified Healthcare Trust
4.750% due 02/15/28 210 194
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 331 365
Enstar Finance LLC
5.500% due 01/15/42 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.006%)(Ê) 325 320
EPR Properties Co.
4.500% due 06/01/27 729 725
Equifax, Inc.
5.100% due 06/01/28 450 459
Equinix , Inc.
3.900% due 04/15/32 670 634
F&G Annuities & Life, Inc.
Series WI
7.400% due 01/13/28 807 846
FS KKR Capital Corp.
3.400% due 01/15/26 640 634
Genworth Holdings, Inc.
6.500% due 06/15/34 186 184
GLP Capital, LP / GLP Financing II,
Inc.
5.300% due 01/15/29 878 888
Goldman Sachs Group, Inc. (The)
3.850% due 01/26/27 205 204
3.102% due 02/24/33 (SOFR +
1.410%)(Ê) 490 441
5.536% due 01/28/36 (SOFR +
1.380%)(Ê) 610 626
Golub Capital BDC, Inc.
2.050% due 02/15/27 1,009 962
Hercules Capital, Inc.
3.375% due 01/20/27 966 936
High Street Funding Trust III
5.807% due 02/15/55 (Þ) 296 287
Highwoods Realty, LP
4.125% due 03/15/28 1,064 1,043
Hudson Pacific Properties, LP
5.950% due 02/15/28 99 97
4.650% due 04/01/29 257 231
3.250% due 01/15/30 107 88
Huntington Bancshares, Inc.
6.208% due 08/21/29 (SOFR +
2.020%)(Ê) 568 596
Intercontinental Exchange, Inc.
3.000% due 06/15/50 265 173
JPMorgan Chase & Co.
3.782% due 02/01/28 (CME Term
SOFR 3 Month + 1.599%)(Ê) 540 535
5.012% due 01/23/30 (SOFR +
1.310%)(Ê) 685 698

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 63
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.580% due 04/22/32 (CME Term
SOFR 3 Month + 1.250%)(Ê) 630 563
5.502% due 01/24/36 (SOFR +
1.315%)(Ê) 600 618
KeyCorp.
5.000% due 01/26/33 890 878
LPL Holdings, Inc.
4.000% due 03/15/29 (Þ) 1,129 1,097
M&T Bank Corp.
7.413% due 10/30/29 (SOFR +
2.800%)(Ê) 583 633
Manufacturers & Traders Trust Co.
4.700% due 01/27/28 1,370 1,382
Mercury General Corp.
4.400% due 03/15/27 1,083 1,074
Morgan Stanley
2.943% due 01/21/33 (SOFR +
1.290%)(Ê) 405 361
3.217% due 04/22/42 (SOFR +
1.485%)(Ê) 325 247
Series 10YR
3.625% due 01/20/27 725 719
Series MTN
3.125% due 07/27/26 195 193
5.424% due 07/21/34 (SOFR +
1.880%)(Ê) 750 769
Morgan Stanley Direct Lending Fund
Series WI
4.500% due 02/11/27 1,096 1,089
Nuveen LLC
4.000% due 11/01/28 (Þ) 295 293
Oaktree Specialty Lending Corp.
2.700% due 01/15/27 1,136 1,089
Ohio National Financial Services, Inc.
6.800% due 01/24/30 (Þ) 195 194
Omega Healthcare Investors, Inc.
3.375% due 02/01/31 310 283
Peachtree Corners Funding Trust II
6.012% due 05/15/35 (Þ) 330 338
Piedmont Operating Partnership, LP
9.250% due 07/20/28 691 770
PNC Financial Services Group, Inc.
(The)
5.676% due 01/22/35 (SOFR +
1.902%)(Ê) 215 223
Prospect Capital Corp.
3.437% due 10/15/28 391 351
Prudential Financial, Inc.
4.500% due 09/15/47 (USD 3 Month
LIBOR + 2.380%)(Ê) 1,023 1,006
Radian Group, Inc.
4.875% due 03/15/27 676 677
Realty Income Corp.
2.850% due 12/15/32 540 473
Sabra Health Care, LP
3.200% due 12/01/31 445 397
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sammons Financial Group, Inc.
4.450% due 05/12/27 (Þ) 605 604
Santander Holdings USA, Inc.
2.490% due 01/06/28 (SOFR +
1.249%)(Ê) 683 661
6.499% due 03/09/29 (SOFR +
2.356%)(Ê) 574 598
Series WI
4.400% due 07/13/27 180 180
Service Properties Trust
4.950% due 10/01/29 319 278
4.375% due 02/15/30 300 252
Simon Property Group, LP
1.750% due 02/01/28 265 250
3.250% due 09/13/49 950 638
Synchrony Financial
5.625% due 08/23/27 555 566
3.950% due 12/01/27 612 602
5.150% due 03/19/29 472 474
Synovus Financial Corp.
5.625% due 02/15/28 1,019 1,030
Truist Financial Corp.
Series MTN
4.873% due 01/26/29 (SOFR +
1.435%)(Ê) 505 511
1.887% due 06/07/29 (SOFR +
0.862%)(Ê) 475 442
Series P
4.950% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.605%)(Ê)(ƒ) 575 574
Unum Group
4.046% due 08/15/41 (Þ) 550 440
4.500% due 12/15/49 170 135
US Bancorp
4.653% due 02/01/29 (SOFR +
1.230%)(Ê) 1,025 1,032
5.678% due 01/23/35 (SOFR +
1.860%)(Ê) 425 441
Valley National Bancorp
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.360%)(Ê) 209 183
Vornado Realty, LP
2.150% due 06/01/26 45 44
3.400% due 06/01/31 279 249
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (USD 3 Month
LIBOR + 2.084%)(Ê) 944 903
Wells Fargo & Co.
5.198% due 01/23/30 (SOFR +
1.500%)(Ê) 650 666
5.389% due 04/24/34 (SOFR +
2.020%)(Ê) 1,370 1,403
Western Alliance Bancorp

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
64 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 06/15/31 (CME Term
SOFR 3 Month + 2.250%)(Ê) 202 187
Zions Bancorp NA
3.250% due 10/29/29 366 337
64,537
Health Care - 2.6%
AbbVie, Inc.
5.400% due 03/15/54 235 229
Series WI
3.200% due 11/21/29 265 253
4.250% due 11/21/49 685 564
Altria Group, Inc.
4.800% due 02/14/29 633 640
Amgen, Inc.
5.150% due 03/02/28 405 414
4.200% due 02/22/52 200 156
Biogen, Inc.
5.750% due 05/15/35 240 247
6.450% due 05/15/55 360 371
Block Financial LLC
2.500% due 07/15/28 608 573
Bristol-Myers Squibb Co.
2.550% due 11/13/50 555 324
5.550% due 02/22/54 370 360
5.650% due 02/22/64 290 281
Series WI
3.900% due 02/20/28 380 378
Cardinal Health, Inc.
4.900% due 09/15/45 275 244
Centene Corp.
2.450% due 07/15/28 800 744
3.000% due 10/15/30 1,010 903
Coca-Cola Co. (The)
2.600% due 06/01/50 420 259
Conagra Brands, Inc.
1.375% due 11/01/27 971 906
Constellation Brands, Inc.
3.600% due 02/15/28 1,057 1,038
CVS Health Corp.
4.300% due 03/25/28 15 15
4.250% due 04/01/50 1,210 915
Elevance Health, Inc.
4.750% due 02/15/30 215 218
5.200% due 02/15/35 570 576
Equifax, Inc.
3.100% due 05/15/30 405 379
2.350% due 09/15/31 640 558
General Mills, Inc.
5.500% due 10/17/28 1,226 1,271
HCA, Inc.
5.625% due 09/01/28 1,018 1,048
5.750% due 03/01/35 530 545
Series WI
3.625% due 03/15/32 585 539
Kroger Co. (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 09/15/54 670 635
Merck & Co., Inc.
2.750% due 12/10/51 630 387
Pfizer, Inc.
4.750% due 05/19/33 540 539
2.550% due 05/28/40 330 237
Philip Morris International, Inc.
5.750% due 11/17/32 1,030 1,088
Royalty Pharma PLC
Series WI
1.750% due 09/02/27 535 507
S&P Global, Inc.
2.300% due 08/15/60 360 184
Series WI
3.900% due 03/01/62 110 82
Safeway, Inc.
7.250% due 02/01/31 200 213
Smithfield Foods, Inc.
4.250% due 02/01/27 (Þ) 759 752
3.000% due 10/15/30 (Þ) 520 473
Tenet Healthcare Corp.
6.875% due 11/15/31 171 184
Toledo Hospital (The)
4.982% due 11/15/45 125 101
6.015% due 11/15/48 359 328
UnitedHealth Group, Inc.
5.875% due 02/15/53 880 881
6.050% due 02/15/63 405 411
Universal Health Services, Inc.
Series WI
1.650% due 09/01/26 1,083 1,046
22,996
Materials and Processing - 0.4%
Celanese US Holdings LLC
7.050% due 11/15/30 482 507
6.629% due 07/15/32 55 57
7.200% due 11/15/33 388 412
CF Industries, Inc.
4.500% due 12/01/26 (Þ) 1,061 1,062
H.B. Fuller Co.
4.000% due 02/15/27 223 220
International Flavors & Fragrances, Inc.
1.832% due 10/15/27 (Þ) 81 76
2.300% due 11/01/30 (Þ) 685 606
RPM International, Inc.
3.750% due 03/15/27 540 534
United States Steel Corp.
6.650% due 06/01/37 180 191
3,665
Producer Durables - 2.2%
Avnet, Inc.
6.250% due 03/15/28 1,030 1,070
Caterpillar, Inc.
5.200% due 05/15/35 700 713
CH Robinson Worldwide, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 65
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.200% due 04/15/28 728 724
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 195 203
Flowserve Corp.
3.500% due 10/01/30 265 248
Fluor Corp.
4.250% due 09/15/28 312 307
GFL Environmental, Inc.
3.500% due 09/01/28 (Þ) 622 600
6.750% due 01/15/31 (Þ) 177 185
HEICO Corp.
5.250% due 08/01/28 550 564
Hexcel Corp.
4.200% due 02/15/27 1,084 1,075
Honeywell International, Inc.
4.500% due 01/15/34 395 387
Huntington Ingalls Industries, Inc.
Series WI
3.483% due 12/01/27 1,102 1,079
Ingersoll Rand, Inc.
5.400% due 08/14/28 507 523
Jabil, Inc.
3.600% due 01/15/30 510 488
Jacobs Engineering Group, Inc.
5.900% due 03/01/33 802 834
Kirby Corp.
4.200% due 03/01/28 1,052 1,043
Lennox International, Inc.
5.500% due 09/15/28 431 444
Masco Corp.
1.500% due 02/15/28 1,373 1,274
Nordson Corp.
5.600% due 09/15/28 528 544
Penske Truck Leasing Co., LP / PTL
Finance Corp.
6.200% due 06/15/30 (Þ) 510 544
Republic Services, Inc.
5.000% due 04/01/34 340 345
RTX Corp.
4.125% due 11/16/28 980 976
6.400% due 03/15/54 405 443
Sealed Air Corp.
1.573% due 10/15/26 (Þ) 1,146 1,099
6.875% due 07/15/33 (Þ) 174 188
United Parcel Service, Inc.
5.250% due 05/14/35 470 480
5.950% due 05/14/55 480 493
Waste Management, Inc.
4.625% due 02/15/33 575 576
Westinghouse Air Brake Technologies
Corp.
4.700% due 09/15/28 640 644
XPO CNW, Inc.
6.700% due 05/01/34 39 41
XPO, Inc.
6.250% due 06/01/28 (Þ) 1,029 1,044
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
19,178
Technology - 2.3%
Apple, Inc.
3.000% due 06/20/27 735 722
Belo Corp.
7.750% due 06/01/27 130 136
7.250% due 09/15/27 52 54
Booz Allen Hamilton, Inc.
4.000% due 07/01/29 (Þ) 1,307 1,255
CDW LLC / CDW Finance Corp.
3.250% due 02/15/29 893 846
Crane NXT Co.
6.550% due 11/15/36 65 67
4.200% due 03/15/48 265 160
Dell International LLC / EMC Corp.
Series WI
6.020% due 06/15/26 555 560
Entegris , Inc.
4.750% due 04/15/29 (Þ) 1,225 1,213
Fiserv, Inc.
5.375% due 08/21/28 943 970
3.500% due 07/01/29 445 429
Foundry JV Holdco LLC
6.100% due 01/25/36 (Þ) 1,235 1,279
Gartner, Inc.
4.500% due 07/01/28 (Þ) 842 833
3.750% due 10/01/30 (Þ) 458 429
Hewlett Packard Enterprise Co.
5.000% due 10/15/34 425 412
5.600% due 10/15/54 440 406
Hubbell, Inc.
3.150% due 08/15/27 568 554
Intuit, Inc.
5.200% due 09/15/33 510 528
5.500% due 09/15/53 325 322
Kyndryl Holdings, Inc.
6.350% due 02/20/34 375 401
Leidos , Inc.
Series WI
4.375% due 05/15/30 486 479
Marvell Technology, Inc.
5.950% due 09/15/33 215 227
5.450% due 07/15/35 240 242
Series *
4.875% due 06/22/28 325 329
Micron Technology, Inc.
5.375% due 04/15/28 695 714
MSCI, Inc.
4.000% due 11/15/29 (Þ) 976 944
NetApp, Inc.
2.700% due 06/22/30 555 507
5.700% due 03/17/35 469 482
News Corp.
3.875% due 05/15/29 (Þ) 627 600
Oracle Corp.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
66 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 11/15/27 950 928
2.875% due 03/25/31 630 574
3.950% due 03/25/51 215 159
5.550% due 02/06/53 225 211
Seagate HDD Cayman
4.091% due 06/01/29 323 309
4.125% due 01/15/31 205 188
5.750% due 12/01/34 60 59
VMware LLC
1.800% due 08/15/28 929 859
Western Digital Corp.
4.750% due 02/15/26 19 19
19,406
Utilities - 3.7%
Ameren Illinois Co.
3.800% due 05/15/28 385 382
American Electric Power Co., Inc.
5.200% due 01/15/29 673 690
AT&T, Inc.
4.250% due 03/01/27 535 534
3.650% due 06/01/51 980 695
3.850% due 06/01/60 552 386
Berkshire Hathaway Energy Co.
6.125% due 04/01/36 618 665
CenterPoint Energy Houston Electric
LLC
Series K2
6.950% due 03/15/33 586 661
Charter Communications Operating
LLC / Charter Communications
Operating Capital Corp.
3.700% due 04/01/51 230 153
5.250% due 04/01/53 420 358
Series WI
4.200% due 03/15/28 420 416
Comcast Corp.
3.400% due 04/01/30 215 206
Series WI
2.937% due 11/01/56 630 370
Dominion Energy South Carolina, Inc.
6.250% due 10/15/53 943 1,019
DTE Electric Co.
Series A
1.900% due 04/01/28 275 260
Duke Energy Carolinas LLC
2.450% due 08/15/29 750 699
Duke Energy Corp.
3.300% due 06/15/41 384 288
3.750% due 09/01/46 791 585
Duke Energy Progress LLC
3.450% due 03/15/29 505 492
FactSet Research Systems, Inc.
2.900% due 03/01/27 1,065 1,040
Indianapolis Power & Light Co.
5.700% due 04/01/54 (Þ) 500 497
ITC Holdings Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 144A
4.950% due 09/22/27 (Þ) 519 525
Lumen Technologies, Inc.
Series P
7.600% due 09/15/39 98 84
Meta Platforms, Inc.
4.600% due 05/15/28 705 718
5.400% due 08/15/54 505 492
Monongahela Power Co.
3.550% due 05/15/27 (Þ) 592 583
Motorola Solutions, Inc.
4.600% due 05/23/29 770 774
2.300% due 11/15/30 225 200
National Fuel Gas Co.
5.500% due 10/01/26 783 791
New York State Electric & Gas Corp.
3.250% due 12/01/26 (Þ) 387 381
NextEra Energy Capital Holdings, Inc.
3.800% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.547%)(Ê) 978 936
NRG Energy, Inc.
2.450% due 12/02/27 (Þ) 1,241 1,178
Oglethorpe Power Corp.
Series WI
3.750% due 08/01/50 750 526
Pacific Gas and Electric Co.
Series WI
3.300% due 12/01/27 950 919
PacifiCorp
3.500% due 06/15/29 290 280
Progress Energy, Inc.
7.750% due 03/01/31 553 637
Public Service Enterprise Group, Inc.
5.875% due 10/15/28 865 906
Qwest Corp.
7.250% due 09/15/25 88 88
Sempra
4.125% due 04/01/52 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.868%)(Ê) 573 552
Southern California Edison Co.
2.250% due 06/01/30 932 819
Southern Co. (The)
5.113% due 08/01/27 603 612
Sprint Capital Corp.
6.875% due 11/15/28 1,167 1,253
System Energy Resources, Inc.
6.000% due 04/15/28 557 580
Time Warner Cable LLC
5.500% due 09/01/41 677 615
T-Mobile USA, Inc.
4.950% due 03/15/28 375 382
3.375% due 04/15/29 138 133
5.750% due 01/15/34 613 642

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 67
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.750% due 04/15/27 505 500
3.875% due 04/15/30 496 482
3.300% due 02/15/51 575 381
Verizon Communications, Inc.
3.550% due 03/22/51 1,615 1,155
Series WI
4.272% due 01/15/36 554 512
Virginia Electric and Power Co.
5.550% due 08/15/54 215 208
Vistra Operations Co. LLC
3.700% due 01/30/27 (Þ) 1,180 1,165
4.300% due 07/15/29 (Þ) 1,170 1,154
Xcel Energy, Inc.
4.000% due 06/15/28 884 877
32,436
216,277
International Debt - 14.0%
Abu Dhabi Crude Oil Pipeline LLC
4.600% due 11/02/47 (Þ) 779 695
ACWA Power Management and
Investments One, Ltd.
5.950% due 12/15/39 (Þ) 238 235
Adani Electricity Mumbai, Ltd.
3.949% due 02/12/30 (Þ) 456 407
Adani Ports & Special Economic Zone,
Ltd.
4.000% due 07/30/27 (Þ) 480 463
4.200% due 08/04/27 (Þ) 485 469
Aegon , Ltd.
5.500% due 04/11/48 (USD 6 Month
LIBOR + 3.540%)(Ê) 806 810
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
5.100% due 01/19/29 450 458
3.300% due 01/30/32 580 525
Africa Finance Corp.
Series REGS
4.375% due 04/17/26 (Þ) 393 389
AGL CLO 21, Ltd.
Series 2022-21A Class A1R
5.630% due 10/21/37 (~)(Ê)(Þ) 4,400 4,416
AGL CLO 23, Ltd.
Series 2025-23A Class A1R
5.420% due 04/20/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 2,550 2,547
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 705 694
2.950% due 01/25/30 (Þ) 582 544
Allianz SE
6.350% due 09/06/53 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.232%)(Ê)(Þ) 600 628
America Movil SAB de CV
3.625% due 04/22/29 637 618
Ares Loan Funding VIII, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2025-ALF8 Class A1
5.543% due 01/24/38 (CME Term
SOFR 3 Month + 1.250%)(Ê)(Þ) 550 551
Ares LXVII CLO, Ltd.
Series 2025-67A Class A1R
5.472% due 01/25/38 (CME Term
SOFR 3 Month + 1.190%)(Ê)(Þ) 1,530 1,527
AstraZeneca PLC
2.125% due 08/06/50 265 147
Australia and New Zealand Banking
Group, Ltd.
2.570% due 11/25/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.700%)(Ê)(Þ) 650 570
Avolon Holdings Funding, Ltd.
2.750% due 02/21/28 (Þ) 520 493
Bain Capital Credit CLO, Ltd.
Series 2024-2A Class A1
5.776% due 07/15/37 (CME Term
SOFR 3 Month + 1.520%)(Ê)(Þ) 1,500 1,504
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 720 707
Banco Inbursa SA Institucion De Banca
Multiple Grupo Financiero Inbursa
4.375% due 04/11/27 (Þ) 1,096 1,085
Banco Santander SA
5.588% due 08/08/28 760 785
3.490% due 05/28/30 600 570
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 858 970
Bank of Nova Scotia (The)
4.588% due 05/04/37 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.050%)(Ê) 717 678
Barclays PLC
6.490% due 09/13/29 (SOFR +
2.220%)(Ê) 775 819
6.224% due 05/09/34 (SOFR +
2.980%)(Ê) 1,095 1,162
Barings CLO, Ltd.
Series 2025-1A Class A
5.415% due 04/20/38 (CME Term
SOFR 3 Month + 1.130%)(Ê)(Þ) 1,400 1,401
Series 2025-1A Class A1R2
5.516% due 01/15/38 (CME Term
SOFR 3 Month + 1.260%)(Ê)(Þ) 3,040 3,043
BAT Capital Corp.
Series WI
4.540% due 08/15/47 640 517
Bellemeade Re, Ltd.
Series 2023-1 Class M1A
6.505% due 10/25/33 (SOFR 30 Day
Average + 2.200%)(Ê)(Þ) 1,167 1,170
Bimbo Bakeries USA, Inc.
6.050% due 01/15/29 (Þ) 686 717

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
68 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
BNP Paribas SA
4.625% due 03/13/27 (Þ) 847 847
5.497% due 05/20/30 (SOFR +
1.590%)(Ê)(Þ) 1,095 1,124
Bombardier, Inc.
7.450% due 05/01/34 (Þ) 117 127
British Airways Pass-Through Trust
Series 2018-1 Class AA
3.800% due 09/20/31 (Þ) 508 490
Canadian Natural Resources, Ltd.
2.950% due 07/15/30 605 555
5.850% due 02/01/35 661 672
Canadian Pacific Railway Co.
6.125% due 09/15/15 656 668
Carlyle Global Market Strategies CLO,
Ltd.
Series 2024-2A Class AR2
5.760% due 07/20/37 (CME Term
SOFR 3 Month + 1.490%)(Ê)(Þ) 2,000 2,006
Cellnex Telecom SA
3.875% due 07/07/41 (Þ) 650 513
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 834 818
Cencosud SA
4.375% due 07/17/27 (Þ) 1,172 1,162
Cenovus Energy, Inc.
2.650% due 01/15/32 984 850
CGI, Inc.
Series WI
1.450% due 09/14/26 1,310 1,266
CI Financial Corp.
3.200% due 12/17/30 364 321
CIFC Funding, Ltd.
Series 2024-5A Class A1R3
5.660% due 07/17/37 (CME Term
SOFR 3 Month + 1.380%)(Ê)(Þ) 2,300 2,307
Credit Agricole SA
3.250% due 01/14/30 (Þ) 750 698
4.000% due 01/10/33 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.644%)(Ê)
(Þ) 1,115 1,084
Daimler Truck Finance North America
LLC
5.375% due 01/18/34 (Þ) 580 582
Danske Bank A/S
5.705% due 03/01/30 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.400%)(Ê)(Þ) 1,160 1,202
Deutsche Bank AG
4.875% due 12/01/32 (USD ICE
Swap Rate NY 5 Year Rate +
2.553%)(Ê) 276 273
Deutsche Telekom International
Finance BV
8.750% due 06/15/30 587 693
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Diageo Capital PLC
5.625% due 10/05/33 650 683
Eagle RE, Ltd.
Series 2021-2 Class M1C
7.755% due 04/25/34 (SOFR 30 Day
Average + 3.450%)(Ê)(Þ) 1,217 1,234
Series 2021-2 Class M2
8.555% due 04/25/34 (SOFR 30 Day
Average + 4.250%)(Ê)(Þ) 1,650 1,714
Elmwood CLO V, Ltd.
Series 2024-2A Class ARR
5.640% due 10/20/37 (CME Term
SOFR 3 Month + 1.370%)(Ê)(Þ) 3,700 3,723
Enbridge, Inc.
7.375% due 01/15/83 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.708%)(Ê) 424 437
Series 16-A
6.000% due 01/15/77 (CME Term
SOFR 3 Month + 4.152%)(Ê) 625 625
Enel Finance International NV
7.750% due 10/14/52 (Þ) 820 984
Eni USA, Inc.
7.300% due 11/15/27 1,009 1,073
Export-Import Bank of Korea (The)
4.875% due 01/11/26 1,160 1,163
Flatiron CLO 26, Ltd.
Series 2024-4A Class A
5.586% due 01/15/38 (CME Term
SOFR 3 Month + 1.330%)(Ê)(Þ) 3,000 3,011
Flatiron RR CLO, Ltd.
Series 2025-30A Class A1
5.443% due 04/15/38 (CME Term
SOFR 3 Month + 1.160%)(Ê)(Þ) 1,100 1,097
Fortis, Inc.
Series WI
3.055% due 10/04/26 1,105 1,086
Fresenius Medical Care US Finance
III, Inc.
1.875% due 12/01/26 (Þ) 1,184 1,138
Glencore Funding LLC
5.634% due 04/04/34 (Þ) 650 664
5.893% due 04/04/54 (Þ) 320 314
Hazine Mustesarligi Varlik Kiralama
AS
6.750% due 09/01/30 (Þ) 2,056 2,055
HGI CRE CLO, Ltd.
Series 2021-FL2 Class A
5.426% due 09/17/36 (CME Term
SOFR 1 Month + 1.114%)(Ê)(Þ) 970 967
Home RE, Ltd.
Series 2022-1 Class B1
13.305% due 10/25/34 (SOFR 30
Day Average + 9.000%)(Ê)(Þ) 1,430 1,657
HSBC Holdings PLC

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 69
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.390% due 11/03/28 (SOFR +
3.350%)(Ê) 600 637
5.286% due 11/19/30 (SOFR +
1.290%)(Ê) 325 332
Series **
7.625% due 05/17/32 669 735
ICICI Bank, Ltd.
3.800% due 12/14/27 (Þ) 599 588
Imperial Brands Finance PLC
3.500% due 07/26/26 (Þ) 650 642
6.375% due 07/01/55 (Þ) 740 750
Infraestructura Energetica Nova SAPI
de CV
3.750% due 01/14/28 (Þ) 892 870
InRetail Consumer
3.250% due 03/22/28 (Þ) 1,159 1,099
JDE Peet's NV
1.375% due 01/15/27 (Þ) 1,105 1,051
LG Energy Solution, Ltd.
5.625% due 09/25/26 (Þ) 786 794
Lloyds Banking Group PLC
5.985% due 08/07/27 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.480%)(Ê) 1,095 1,111
LSEGA Financing PLC
2.000% due 04/06/28 (Þ) 747 703
Macquarie Airfinance Holdings, Ltd.
6.400% due 03/26/29 (Þ) 130 136
5.150% due 03/17/30 (Þ) 445 445
6.500% due 03/26/31 (Þ) 180 191
Macquarie Group, Ltd.
1.629% due 09/23/27 (SOFR +
0.910%)(Ê)(Þ) 2,865 2,766
Magnetite XXVI, Ltd.
Series 2025-26A Class AR2
5.416% due 01/25/38 (CME Term
SOFR 3 Month + 1.150%)(Ê)(Þ) 1,410 1,414
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 139 149
Mercedes-Benz Finance North America
LLC
4.800% due 03/30/28 (Þ) 485 491
Methanex Corp.
5.250% due 12/15/29 147 145
5.650% due 12/01/44 151 120
MISC Capital Two Labuan, Ltd.
3.750% due 04/06/27 (Þ) 1,101 1,086
Mitsubishi UFJ Financial Group, Inc.
5.441% due 02/22/34 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.630%)(Ê) 835 859
National Australia Bank, Ltd.
2.332% due 08/21/30 (Þ) 810 717
NBK SPC, Ltd.
1.625% due 09/15/27 (SOFR +
1.050%)(Ê)(Þ) 667 643
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nissan Motor Co., Ltd.
4.345% due 09/17/27 (Þ) 258 248
4.810% due 09/17/30 (Þ) 20 18
Nokia OYJ
4.375% due 06/12/27 1,157 1,151
Oaktown Re, Ltd.
Series 2021-1A Class M1C
7.305% due 10/25/33 (SOFR 30 Day
Average + 3.000%)(Ê)(Þ) 507 510
OCP CLO, Ltd.
Series 2021-22A Class AR
5.620% due 10/20/37 (~)(Ê)(Þ) 1,600 1,606
Octagon Investment Partners 32, Ltd.
Series 2024-1A Class A1R3
5.636% due 10/31/37 (CME Term
SOFR 3 Month + 1.380%)(Ê)(Þ) 1,400 1,403
Open Text Corp.
6.900% due 12/01/27 (Þ) 323 335
Port of Newcastle Investments
Financing Pty, Ltd.
5.900% due 11/24/31 (Þ) 95 95
Prosus NV
4.850% due 07/06/27 (Þ) 1,160 1,162
3.832% due 02/08/51 (Þ) 710 456
Radnor RE, Ltd.
Series 2021-1 Class M1C
7.005% due 12/27/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 37 37
Series 2023-1 Class M1A
7.005% due 07/25/33 (SOFR 30 Day
Average + 2.700%)(Ê)(Þ) 694 697
Regatta XXVII Funding, Ltd.
Series 2024-1A Class A1
5.813% due 04/26/37 (CME Term
SOFR 3 Month + 1.530%)(Ê)(Þ) 1,000 1,003
Reliance Industries, Ltd.
3.667% due 11/30/27 (Þ) 633 621
Rogers Communications, Inc.
5.000% due 02/15/29 275 279
5.300% due 02/15/34 535 536
7.125% due 04/15/55 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.620%)(Ê) 510 515
5.250% due 03/15/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.590%)(Ê)(Þ) 386 382
Santander UK Group Holdings PLC
2.469% due 01/11/28 (SOFR +
1.220%)(Ê) 1,228 1,190
Scentre Group Trust 2
Series 144A
5.125% due 09/24/80 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.685%)(Ê)(Þ) 710 696
SK Hynix, Inc.
5.500% due 01/16/27 (Þ) 771 781

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
70 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SMBC Aviation Capital Finance DAC
5.550% due 04/03/34 (Þ) 655 662
Societe Generale SA
2.797% due 01/19/28 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.300%)(Ê)(Þ) 1,149 1,116
Standard Chartered PLC
7.014% due 07/29/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(Þ) 195 203
Suncor Energy, Inc.
7.000% due 11/15/28 746 801
Suzano International Finance BV
5.500% due 01/17/27 622 629
Telecom Italia Capital SA
6.375% due 11/15/33 104 109
6.000% due 09/30/34 355 355
7.200% due 07/18/36 134 143
7.721% due 06/04/38 172 186
Tesco PLC
6.150% due 11/15/37 (Þ) 623 637
Textainer Marine Containers VII, Ltd.
Series 2024-1A Class A
5.250% due 08/20/49 (Þ) 1,656 1,663
Toronto-Dominion Bank (The)
3.625% due 09/15/31 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.205%)(Ê) 1,098 1,085
TransAlta Corp.
6.500% due 03/15/40 182 176
TransCanada Trust
5.600% due 03/07/82 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.986%)(Ê) 430 418
UBS Group AG
2.746% due 02/11/33 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.100%)(Ê)(Þ) 600 524
9.016% due 11/15/33 (SOFR +
5.020%)(Ê)(Þ) 750 927
UniCredit SpA
3.127% due 06/03/32 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 1.550%)(Ê)(Þ) 578 523
United Utilities PLC
6.875% due 08/15/28 800 859
UPM- Kymmene OYJ
7.450% due 11/26/27 (Þ) 699 741
Var Energi ASA
7.500% due 01/15/28 (Þ) 788 835
8.000% due 11/15/32 (Þ) 268 304
Videotron, Ltd.
3.625% due 06/15/29 (Þ) 478 457
Vodafone Group PLC
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 699 735
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Voya CLO, Ltd.
Series 2024-4A Class A1RR
5.616% due 10/15/37 (CME Term
SOFR 3 Month + 1.360%)(Ê)(Þ) 1,000 1,003
121,483
Mortgage-Backed Securities - 26.4%
Alternative Loan Trust
Series 2007-16CB Class 1A5
5.102% due 08/25/37 (CME Term
SOFR 1 Month + 0.514%)(Ê) 207 131
Arbor Realty Commercial Real Estate
Notes, Ltd.
Series 2021-FL3 Class A
5.496% due 08/15/34 (CME Term
SOFR 1 Month + 1.184%)(Ê)(Þ) 1,020 1,019
Series 2021-FL4 Class A
5.776% due 11/15/36 (CME Term
SOFR 1 Month + 1.464%)(Ê)(Þ) 679 679
Series 2022-FL1 Class A
5.754% due 01/15/37 (SOFR 30 Day
Average + 1.450%)(Ê)(Þ) 1,398 1,398
Barclays Mortgage Loan Trust
Series 2022-RPL1 Class A
4.250% due 02/25/28 (~)(Ê)(Þ) 542 537
BDS LLC
Series 2022-FL11 Class ATS
6.121% due 03/19/39 (CME Term
SOFR 1 Month + 1.800%)(Ê)(Þ) 2,548 2,550
Series 2025-FL14 Class A
5.599% due 10/21/42 (CME Term
SOFR 1 Month + 1.282%)(Ê)(Þ) 697 694
BRAVO Residential Funding Trust
Series 2025-CES1 Class A1A
5.703% due 02/25/55 (~)(Ê)(Þ) 4,443 4,464
BX Commercial Mortgage Trust
Series 2021-CIP Class D
6.098% due 12/15/38 (CME Term
SOFR 1 Month + 1.785%)(Ê)(Þ) 2,352 2,352
Series 2024-MDHS Class A
5.953% due 05/15/41 (CME Term
SOFR 1 Month + 1.641%)(Ê)(Þ) 2,325 2,326
Series 2024-MDHS Class B
6.153% due 05/15/41 (CME Term
SOFR 1 Month + 1.841%)(Ê)(Þ) 1,407 1,408
BX Trust
Series 2024-BIO Class C
6.952% due 02/15/41 (CME Term
SOFR 1 Month + 2.640%)(Ê)(Þ) 5,702 5,666
Series 2024-VLT4 Class C
6.452% due 07/15/29 (CME Term
SOFR 1 Month + 2.140%)(Ê)(Þ) 2,093 2,082
Series 2025-ROIC Class C
5.855% due 03/15/30 (CME Term
SOFR 1 Month + 1.543%)(Ê)(Þ) 1,025 1,015
Series 2025-ROIC Class D

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 71
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.304% due 03/15/30 (CME Term
SOFR 1 Month + 1.993%)(Ê)(Þ) 3,454 3,400
CAMB Commercial Mortgage Trust
Series 2021-CX2 Class A
2.700% due 11/10/46 (Þ) 3,322 2,862
Series 2021-CX2 Class C
2.864% due 11/10/46 (~)(Ê)(Þ) 3,244 2,660
Chase Home Lending Mortgage Trust
Series 2025-3 Class A11
7.500% due 02/25/56 (SOFR 30 Day
Average + 1.300%)(Ê)(Þ) 1,397 1,400
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 985 788
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
4.496% due 06/27/37 (~)(Ê)(Þ) 182 164
DK Trust
Series 2024-SPBX Class A
5.812% due 03/15/34 (CME Term
SOFR 1 Month + 1.500%)(Ê)(Þ) 751 751
Ellington Financial Mortgage Trust
Series 2024-CES1 Class A1
5.522% due 01/26/60 (~)(Ê)(Þ) 1,452 1,458
ELP Commercial Mortgage Trust
Series 2021-ELP Class D
5.946% due 11/15/38 (CME Term
SOFR 1 Month + 1.634%)(Ê)(Þ) 2,547 2,540
Fannie Mae
2.600% due 2031 371 337
6.000% due 2032 5 5
5.000% due 2033 2 2
5.500% due 2034 5 5
4.500% due 2035 119 120
5.500% due 2037 38 39
5.500% due 2038 153 158
6.000% due 2039 14 14
4.000% due 2040 101 98
5.500% due 2040 192 198
6.000% due 2040 42 44
4.000% due 2041 152 148
6.000% due 2041 67 70
3.500% due 2043 363 339
4.000% due 2044 344 330
3.500% due 2045 435 404
3.000% due 2046 62 56
3.500% due 2046 89 84
4.000% due 2046 421 401
4.500% due 2046 155 151
3.000% due 2047 254 227
3.500% due 2047 197 184
4.000% due 2047 35 33
4.500% due 2048 499 486
5.000% due 2048 98 97
3.000% due 2049 2,913 2,553
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 2049 475 450
5.000% due 2049 214 214
2.500% due 2050 5,578 4,653
3.000% due 2050 5,502 4,828
2.000% due 2051 10,764 8,583
2.500% due 2051 434 365
4.000% due 2052 4,591 4,282
4.500% due 2053 6,684 6,409
5.000% due 2053 2,745 2,703
5.500% due 2053 3,947 3,966
30 Year TBA(Ï)
5.000% 20,339 19,936
5.500% 450 450
Fannie Mae REMIC Trust
Series 2004-W5 Class A1
6.000% due 02/25/47 78 79
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 1 1
Series 2005-24 Class ZE
5.000% due 04/25/35 54 55
FIGRE Trust
Series 2024-HE6 Class A
5.724% due 12/25/54 (~)(Ê)(Þ) 1,407 1,420
Freddie Mac
5.500% due 2038 121 125
6.000% due 2038 35 36
5.000% due 2040 60 61
4.000% due 2041 431 419
4.500% due 2041 62 62
5.500% due 2041 70 72
3.500% due 2043 235 221
4.000% due 2044 160 154
3.500% due 2045 336 314
4.000% due 2045 171 163
3.000% due 2046 1,174 1,053
4.000% due 2046 77 74
3.000% due 2047 422 379
3.000% due 2048 63 56
4.000% due 2048 457 434
4.500% due 2048 124 121
3.000% due 2049 148 131
2.500% due 2050 1,354 1,147
3.000% due 2050 2,245 1,975
2.000% due 2051 1,818 1,452
2.500% due 2051 64 54
4.000% due 2052 5,611 5,234
4.500% due 2052 6,475 6,210
5.500% due 2053 4,229 4,239
6.000% due 2054 3,669 3,733
5.500% due 2055 6,661 6,704
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 20 20
Series 2006-R007 Class ZA

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
72 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 05/15/36 70 73
Series 2010-3632 Class PK
5.000% due 02/15/40 25 25
Series 2010-3653 Class B
4.500% due 04/15/30 42 42
Series 2012-4010 Class KM
3.000% due 01/15/42 25 24
Ginnie Mae II
2.500% due 2052 5,809 4,938
6.000% due 2055 9,973 10,124
30 Year TBA(Ï)
5.000% 4,000 3,929
5.500% 5,285 5,291
6.000% 1,000 1,014
GS Mortgage Securities Trust
Series 2023-SHIP Class A
4.466% due 09/10/38 (~)(Ê)(Þ) 1,899 1,887
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 60
Hudson Yards Mortgage Trust
Series 2025-SPRL Class A
5.649% due 01/13/40 (~)(Ê)(Þ) 971 1,000
JPMorgan Mortgage Trust
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 65 58
Series 2020-3 Class A15
3.500% due 08/25/50 (~)(Ê)(Þ) 113 100
Series 2021-6 Class A6
2.500% due 10/25/51 (~)(Ê)(Þ) 2,812 2,609
Series 2021-8 Class A6
2.500% due 12/25/51 (~)(Ê)(Þ) 2,406 2,233
Series 2021-12 Class A4
2.500% due 02/25/52 (~)(Ê)(Þ) 640 571
Series 2022-1 Class A4
2.500% due 07/25/52 (~)(Ê)(Þ) 2,387 2,107
Series 2022-2 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 1,085 957
Series 2022-3 Class A4A
2.500% due 08/25/52 (~)(Ê)(Þ) 2,443 2,150
Series 2022-4 Class A4
3.000% due 10/25/52 (~)(Ê)(Þ) 1,129 1,018
Series 2024-HE2 Class A1
5.502% due 10/25/54 (SOFR 30 Day
Average + 1.200%)(Ê)(Þ) 1,409 1,408
Series 2025-CES1 Class A1
5.666% due 05/25/55 (~)(Ê)(Þ) 765 768
Series 2025-CES2 Class A1
5.592% due 06/25/55 (Þ) 2,406 2,418
Series 2025-HE1 Class A1
5.452% due 08/25/55 (SOFR 30 Day
Average + 1.150%)(Ê)(Þ) 2,951 2,945
Series 2025-HE1 Class M1
5.702% due 08/25/55 (SOFR 30 Day
Average + 1.400%)(Ê)(Þ) 2,200 2,197
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
MF1 LLC
Series 2022-FL9 Class A
6.468% due 06/19/37 (CME Term
SOFR 1 Month + 2.150%)(Ê)(Þ) 3,768 3,769
Series 2024-FL14 Class A
6.055% due 03/19/39 (CME Term
SOFR 1 Month + 1.737%)(Ê)(Þ) 1,890 1,897
MHC Commercial Mortgage Trust
Series 2021-MHC Class A
5.227% due 04/15/38 (CME Term
SOFR 1 Month + 0.915%)(Ê)(Þ) 617 617
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class XA
Interest Only STRIPS
0.468% due 09/13/39 (~)(Ê)(Þ) 8,761 54
Series 2017-237P Class XB
Interest Only STRIPS
0.175% due 09/13/39 (~)(Ê)(Þ) 5,418 9
PRPM LLC
Series 2024-7 Class A1
5.870% due 11/25/29 (~)(Ê)(Þ) 856 856
Series 2024-RCF6 Class A1
4.000% due 10/25/54 (~)(Ê)(Þ) 1,681 1,640
Series 2025-2 Class A1
6.469% due 05/25/30 (~)(Ê)(Þ) 2,043 2,040
Series 2025-4 Class A1
6.179% due 06/25/30 (~)(Ê)(Þ) 2,193 2,208
RCKT Mortgage Trust
Series 2023-CES2 Class A1A
6.808% due 09/25/43 (~)(Ê)(Þ) 582 587
Series 2024-CES5 Class A1A
5.846% due 08/25/44 (~)(Ê)(Þ) 806 810
Series 2024-CES9 Class A1A
5.582% due 12/25/44 (~)(Ê)(Þ) 3,133 3,138
Series 2025-CES2 Class A1A
5.503% due 02/25/55 (~)(Ê)(Þ) 3,400 3,411
Series 2025-CES4 Class A1A
5.811% due 05/25/55 (~)(Ê)(Þ) 2,772 2,794
RFR Trust
Series 2025-SGRM Class B
5.863% due 03/11/29 (~)(Ê)(Þ) 2,742 2,780
Series 2025-SGRM Class C
6.013% due 03/11/29 (~)(Ê)(Þ) 2,385 2,405
Sequoia Mortgage Trust
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 53 49
TCO Commercial Mortgage Trust
Series 2024-DPM Class A
5.555% due 12/15/39 (CME Term
SOFR 1 Month + 1.243%)(Ê)(Þ) 1,633 1,631
Towd Point Mortgage Trust
Series 2023-CES1 Class A1A
6.750% due 07/25/63 (~)(Ê)(Þ) 1,384 1,393
VDCM Commercial Mortgage Trust
Series 2025-AZ Class B

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 73
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.798% due 07/13/44 (~)(Ê)(Þ) 1,460 1,463
Series 2025-AZ Class C
6.149% due 07/13/44 (~)(Ê)(Þ) 2,824 2,829
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-10 Class 3CB1
6.000% due 11/25/35 305 257
Wells Fargo Mortgage Backed
Securities Trust
Series 2020-3 Class A1
3.000% due 06/25/50 (~)(Ê)(Þ) 763 656
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.929% due 06/20/44 (~)(Ê)(Þ) 79 76
229,279
Non-US Bonds - 6.9%
Andorra Government International
Bond
Series EMTN
1.250% due 05/06/31 (Þ) EUR 2,000 2,108
Australia Government International
Bond
Series 147
3.250% due 06/21/39 (Þ) AUD 803 466
Series 162
1.750% due 06/21/51 (Þ) AUD 4,214 1,511
Bundesrepublik Deutschland
Bundesanleihe
Series 10Y
0.000% due 02/15/31 (Þ)(ž) EUR 1,157 1,205
Colombian TES
Series B
6.000% due 04/28/28 COP 3,400,200 749
13.250% due 02/09/33 COP 10,885,000 2,787
Hong Kong Government Bond
Programme
1.250% due 06/29/27 HKD 48,250 6,064
Iceland Rikisbref
6.500% due 01/24/31 ISK 173,264 1,390
Japan 30 Year Government
International Bond
Series 80
1.800% due 09/20/53 JPY 311,000 1,745
Series 81
1.600% due 12/20/53 JPY 401,050 2,133
Series 82
1.800% due 03/20/54 JPY 47,750 265
Series 84
2.100% due 09/20/54 JPY 364,950 2,176
Series 85
2.300% due 12/20/54 JPY 214,200 1,336
Japan 40 Year Government
International Bond
Series 13
0.500% due 03/20/60 JPY 369,850 1,224
Series 17
2.200% due 03/20/64 JPY 109,200 610
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mexico Government International
Bond
2.250% due 08/12/36 EUR 243 222
5.125% due 05/04/37 EUR 494 573
4.000% due 03/15/15 EUR 1,011 788
Petroleos Mexicanos
Series 10.7
4.750% due 02/26/29 (Þ) EUR 4,067 4,572
Republic of South Africa Government
International Bond
Series 2032
8.250% due 03/31/32 ZAR 29,056 1,567
Series 2035
8.875% due 02/28/35 ZAR 39,431 2,079
Romanian Government International
Bond
5.500% due 09/18/28 (Þ) EUR 828 1,015
5.875% due 07/11/32 (Þ) EUR 1,632 1,940
5.625% due 02/22/36 (Þ) EUR 708 793
Series REGS
2.750% due 02/26/26 (Þ) EUR 1,718 2,024
6.625% due 09/27/29 (Þ) EUR 981 1,244
1.750% due 07/13/30 (Þ) EUR 2,011 2,032
2.124% due 07/16/31 (Þ) EUR 1,787 1,747
3.750% due 02/07/34 (Þ) EUR 1,931 1,939
2.625% due 12/02/40 (Þ) EUR 1,651 1,206
2.875% due 04/13/42 (Þ) EUR 1,465 1,070
4.625% due 04/03/49 (Þ) EUR 424 373
3.375% due 01/28/50 (Þ) EUR 104 74
Taurus UK Designated Activity Co.
Series 2021-UK1A Class B
5.522% due 05/17/31 (SONIA +
1.300%)(Ê)(Þ) GBP 496 680
United Kingdom Gilt Bonds
4.375% due 07/31/54 (Þ) GBP 2,381 2,832
Vantage Data Centers Germany
Borrower Sarl
Series 2025-1A Class A2
4.292% due 06/28/50 (Þ) EUR 2,902 3,410
Vantage Data Centers Jersey Borrower
Spv , Ltd.
Series 2024-1A Class A2
6.172% due 05/28/39 (Þ) GBP 1,628 2,284
60,233
United States Government Agencies - 0.3%
Federal Farm Credit Banks Funding
Corp.
5.130% due 05/19/33 2,955 2,950
United States Government Treasuries - 6.0%
United States Treasury Notes
1.500% due 08/15/26 591 575
1.625% due 09/30/26 2,330 2,266
4.625% due 11/15/26 1,190 1,202
4.250% due 12/31/26 2,503 2,518
2.375% due 05/15/27 1,490 1,453
0.375% due 07/31/27 1,597 1,490

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
74 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.500% due 08/31/27 1,215 1,134
0.750% due 01/31/28 1,272 1,180
2.750% due 02/15/28 2,074 2,025
2.875% due 05/15/28 1,298 1,269
3.125% due 11/15/28 163 160
5.250% due 11/15/28 1,538 1,609
4.250% due 02/28/29 395 402
4.125% due 03/31/29 1,670 1,693
2.375% due 05/15/29 1,950 1,855
4.000% due 07/31/29 420 424
4.000% due 10/31/29 1,071 1,081
1.750% due 11/15/29 691 636
4.375% due 12/31/29 1,229 1,260
4.250% due 01/31/30 2,019 2,059
0.625% due 08/15/30 2,294 1,956
0.875% due 11/15/30 1,017 873
1.125% due 02/15/31 760 658
1.250% due 08/15/31 925 791
1.875% due 02/15/32 797 700
2.750% due 08/15/32 1,815 1,674
3.375% due 05/15/33 444 423
3.875% due 08/15/33 300 296
4.500% due 11/15/33 1,385 1,423
4.000% due 02/15/34 1,490 1,475
4.375% due 05/15/34 195 198
3.875% due 08/15/34 819 800
4.250% due 11/15/34 1,587 1,592
4.625% due 02/15/35 3,004 3,100
4.500% due 02/15/36 385 395
1.375% due 11/15/40 631 402
3.125% due 11/15/41 490 402
2.750% due 11/15/42 1,100 838
3.125% due 02/15/43 538 432
2.875% due 05/15/43 764 589
4.625% due 11/15/44 668 654
2.875% due 08/15/45 779 582
3.000% due 05/15/47 848 635
2.750% due 11/15/47 133 95
3.000% due 02/15/48 472 351
3.125% due 05/15/48 593 450
3.375% due 11/15/48 549 434
2.875% due 05/15/49 183 131
1.250% due 05/15/50 429 206
2.375% due 05/15/51 1,100 698
2.000% due 08/15/51 581 335
1.875% due 11/15/51 568 316
4.000% due 11/15/52 445 389
4.250% due 02/15/54 415 379
4.625% due 05/15/54 460 447
4.500% due 11/15/54 302 288
51,698
Total Long-Term Fixed
Income Investments
(cost $729,516) 718,350
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 18.7%
Japan Treasury Discount Bills
Series 1301
0.000% due 07/22/25 (ž) JPY 2,500,000 17,356
Series 1302
0.000% due 07/28/25 (ž) JPY 1,300,000 9,025
U.S. Cash Management Fund(@) 82,709,202
(∞)
82,684
United States Treasury Bills
4.347% due 08/26/25 (ž) 54,350 53,985
Total Short-Term Investments
(cost $163,064) 163,050
Total Investments - 101.4%
(identified cost $892,580) 881,400
Other Assets and Liabilities,
Net - (1.4)%
(12,545)
Net Assets - 100.0%
868,855

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 75
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
35.2%
200 Park Funding Trust 02/25/25 530,000 100.00 530
522
Abu Dhabi Crude Oil Pipeline LLC 07/12/24 779,000 90.22 703
695
ACWA Power Management and Investments One, Ltd. 01/11/24 238,134 97.17 231
235
Adani Electricity Mumbai, Ltd. 06/12/25 456,000 89.11 406
407
Adani Ports & Special Economic Zone, Ltd. 02/11/25 480,000 95.38 458
463
Adani Ports & Special Economic Zone, Ltd. 02/11/25 485,000 95.64 464
469
Africa Finance Corp. 11/02/21 393,000 100.86 396
389
AGL CLO 21, Ltd. 04/01/25 4,400,000 99.97 4,399
4,416
AGL CLO 23, Ltd. 01/31/25 2,550,000 100.00 2,550
2,547
Aircastle , Ltd. 08/03/22 1,007,000 91.44 921
959
Aircastle , Ltd. 10/30/24 1,160,000 102.07 1,184
1,198
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 09/20/23 160,000 98.03 157
160
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertson's LLC 08/20/24 50,000 94.20 47
47
Alimentation Couche-Tard, Inc. 09/12/23 705,000 96.14 678
694
Alimentation Couche-Tard, Inc. 05/12/25 582,000 91.89 535
544
Allianz SE 10/30/24 600,000 106.14 637
628
American Tower Trust #1 06/21/23 2,647,000 99.28 2,628
2,692
American Tower Trust #1 05/08/24 903,000 94.11 850
882
Andorra Government International Bond 04/28/21 EUR 2,000,000 112.02 2,240
2,108
Antero Resources Corp. 01/07/25 424,000 97.47 413
427
Arbor Realty Commercial Real Estate Notes, Ltd. 09/20/21 1,019,787 99.97 1,019
1,019
Arbor Realty Commercial Real Estate Notes, Ltd. 11/22/24 679,483 100.00 679
679
Arbor Realty Commercial Real Estate Notes, Ltd. 11/22/24 1,398,109 99.98 1,398
1,398
Ares Loan Funding VIII, Ltd. 12/19/24 550,000 100.00 550
551
Ares LXVII CLO, Ltd. 01/21/25 1,530,000 100.00 1,530
1,527
Audax Senior Debt CLO 12 LLC 02/21/25 1,770,000 100.00 1,770
1,769
Australia and New Zealand Banking Group, Ltd. 10/30/24 650,000 85.70 557
570
Australia Government International Bond 04/01/25 AUD 4,214,000 33.63 1,417
1,511
Australia Government International Bond 04/01/25 AUD 803,000 54.27 436
466
Avolon Holdings Funding, Ltd. 10/30/24 520,000 93.88 488
493
AXIS Equipment Finance Receivables XIV LLC 07/23/24 1,128,000 100.13 1,129
1,148
Bain Capital Credit CLO, Ltd. 04/17/25 1,500,000 99.90 1,499
1,504
Banco de Bogota SA 12/12/24 720,000 97.55 702
707
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 08/08/24 1,096,000 98.03 1,074
1,085
Bangkok Bank PCL 05/13/25 858,000 111.97 961
970
Barclays Mortgage Loan Trust 03/26/24 541,968 97.65 529
537
Barings CLO, Ltd. 12/20/24 3,040,000 100.00 3,040
3,043
Barings CLO, Ltd. 02/14/25 1,400,000 100.00 1,400
1,401
BDS LLC 04/04/22 2,548,193 100.00 2,548
2,550
BDS LLC 02/21/25 697,000 99.75 695
694
Bellemeade Re, Ltd. 10/18/23 1,166,688 100.00 1,167
1,170
Bimbo Bakeries USA, Inc. 02/11/25 686,000 102.52 703
717
Blackstone Holdings Finance Co. LLC 10/30/24 510,000 85.94 438
440
BNP Paribas SA 06/10/20 847,000 102.48 868
847
BNP Paribas SA 10/30/24 1,095,000 101.24 1,109
1,124
Bombardier, Inc. 06/11/25 117,000 106.96 125
127
Booz Allen Hamilton, Inc. 05/13/25 1,307,000 95.14 1,243
1,255
BRAVO Residential Funding Trust 10/09/24 573,508 99.99 573
574
BRAVO Residential Funding Trust 04/08/25 4,443,274 100.00 4,443
4,464
British Airways Pass-Through Trust 12/06/24 508,108 96.82 492
490
Bundesrepublik Deutschland Bundesanleihe 06/09/25 EUR 1,157,010 101.15 1,170
1,205
Business Jet Securities LLC 09/06/24 884,366 100.00 884
886
BX Commercial Mortgage Trust 12/02/21 2,352,171 99.89 2,350
2,352
BX Commercial Mortgage Trust 05/02/24 1,406,768 99.76 1,403
1,408
BX Commercial Mortgage Trust 05/02/24 2,325,350 99.76 2,320
2,326
BX Trust 01/24/24 5,702,000 99.77 5,689
5,666
BX Trust 02/20/25 3,454,000 99.77 3,446
3,400
BX Trust 02/20/25 1,025,000 99.77 1,023
1,015
BX Trust 06/13/25 2,093,000 99.75 2,088
2,082
CAMB Commercial Mortgage Trust 10/22/21 3,322,000 102.59 3,408
2,862
CAMB Commercial Mortgage Trust 09/24/24 3,244,000 81.62 2,648
2,660
Cameron LNG LLC 05/12/25 711,000 88.38 628
646
Carlyle Global Market Strategies CLO, Ltd. 04/23/25 2,000,000 99.90 1,998
2,006
Carnival Corp. 09/16/24 1,110,000 96.94 1,076
1,086

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
76 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
Cellnex Telecom SA 10/30/24 650,000 78.95 513
513
Cencosud SA 09/12/23 1,172,000 95.77 1,122
1,162
CF Industries, Inc. 12/07/23 1,061,000 98.61 1,046
1,062
Chase Home Lending Mortgage Trust 03/14/25 1,396,984 100.00 1,397
1,400
Churchill Middle Market CLO LLC 02/24/25 1,670,000 100.00 1,670
1,670
CIFC Funding, Ltd. 04/24/25 2,300,000 99.90 2,298
2,307
CLI Funding IX LLC 07/24/24 1,190,313 100.49 1,196
1,199
Columbia Pipelines Holding Co. LLC 05/12/25 633,000 102.53 649
659
Columbia Pipelines Operating Co. LLC 09/12/23 241,000 99.53 240
249
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US
LLC 05/12/25 430,000 96.63 416
420
Credit Agricole SA 03/06/24 1,115,000 93.81 1,046
1,084
Credit Agricole SA 10/30/24 750,000 91.74 688
698
Daimler Truck Finance North America LLC 10/30/24 580,000 100.71 584
582
Danske Bank A/S 10/30/24 1,160,000 101.94 1,183
1,202
DBGS Mortgage Trust 04/03/19 985,000 100.96 994
788
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 04/16/24 918,000 97.16 892
920
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 181,790 100.37 182
164
DK Trust 03/01/24 751,000 100.00 751
751
DLLAA LLC 01/14/25 1,370,000 99.97 1,370
1,402
Dresdner Funding Trust I 04/29/24 331,000 105.80 350
365
DT Midstream, Inc. 06/12/25 859,000 96.03 825
830
Eagle RE, Ltd. 04/13/23 1,217,363 101.74 1,239
1,234
Eagle RE, Ltd. 01/11/24 1,650,000 103.51 1,708
1,714
Ellington Financial Mortgage Trust 12/10/24 1,452,042 99.99 1,452
1,458
Elmwood CLO V, Ltd. 04/24/25 3,700,000 99.85 3,695
3,723
ELP Commercial Mortgage Trust 11/01/21 2,547,035 98.52 2,509
2,540
Enel Finance International NV 10/03/24 820,000 128.01 1,050
984
Entegris , Inc. 07/02/24 1,225,000 97.02 1,188
1,213
Ferguson Finance PLC 05/06/24 1,089,000 98.02 1,067
1,080
FIGRE Trust 03/19/24 1,763,847 100.03 1,764
1,797
FIGRE Trust 07/19/24 1,817,714 101.26 1,841
1,856
FIGRE Trust 09/09/24 1,036,864 100.00 1,037
1,037
FIGRE Trust 10/31/24 2,312,669 99.99 2,313
2,339
FIGRE Trust 12/11/24 1,407,288 99.99 1,407
1,420
FIGRE Trust 02/20/25 391,726 103.47 405
409
FIGRE Trust 03/20/25 1,944,373 100.12 1,947
1,970
Flatiron CLO 26, Ltd. 11/01/24 3,000,000 100.00 3,000
3,011
Flatiron RR CLO, Ltd. 03/24/25 1,100,000 100.00 1,100
1,097
Foundry JV Holdco LLC 02/04/25 1,235,000 99.93 1,234
1,279
Fresenius Medical Care US Finance III, Inc. 02/06/23 1,184,000 94.68 1,121
1,138
Gartner, Inc. 12/07/23 842,000 96.27 811
833
Gartner, Inc. 05/13/25 458,000 92.38 423
429
GFL Environmental, Inc. 04/07/25 622,000 94.40 587
600
GFL Environmental, Inc. 05/01/25 177,000 104.05 184
185
Glencore Funding LLC 10/30/24 320,000 101.04 323
314
Glencore Funding LLC 10/30/24 650,000 101.28 658
664
GS Mortgage Securities Trust 08/04/23 1,899,000 96.21 1,827
1,887
Hazine Mustesarligi Varlik Kiralama AS 06/26/25 2,056,000 99.58 2,047
2,055
HGI CRE CLO, Ltd. 09/17/21 970,154 100.00 970
967
High Street Funding Trust III 02/27/25 296,000 100.00 296
287
HMH Trust 06/09/17 1,170,000 99.96 1,170
60
Home RE, Ltd. 05/09/25 1,430,000 113.58 1,624
1,657
Hudson Yards Mortgage Trust 01/07/25 971,000 100.00 971
1,000
Hyundai Capital America 10/30/24 360,000 92.50 333
336
Hyundai Capital America 10/30/24 520,000 94.53 492
495
ICICI Bank, Ltd. 10/03/24 599,000 98.61 591
588
Imperial Brands Finance PLC 10/30/24 650,000 98.41 640
642
Imperial Brands Finance PLC 06/24/25 740,000 99.52 736
750
Indianapolis Power & Light Co. 10/30/24 500,000 101.39 507
497
Infraestructura Energetica Nova SAPI de CV 07/06/22 892,000 95.75 854
870
InRetail Consumer 02/06/24 1,159,000 93.21 1,080
1,099
International Flavors & Fragrances, Inc. 10/30/24 685,000 86.72 594
606
International Flavors & Fragrances, Inc. 11/12/24 81,000 93.16 75
76
ITC Holdings Corp. 05/13/25 519,000 100.36 521
525

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 77
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
JDE Peet's NV 09/12/23 1,105,000 93.61 1,034
1,051
JPMorgan Mortgage Trust 06/05/20 64,691 102.73 66
58
JPMorgan Mortgage Trust 03/30/21 113,344 101.89 115
100
JPMorgan Mortgage Trust 04/26/21 2,811,719 102.03 2,869
2,609
JPMorgan Mortgage Trust 06/24/21 2,406,496 102.30 2,462
2,233
JPMorgan Mortgage Trust 01/26/22 2,387,379 99.17 2,367
2,107
JPMorgan Mortgage Trust 02/24/22 1,085,048 97.69 1,060
957
JPMorgan Mortgage Trust 03/23/22 2,442,815 96.36 2,354
2,150
JPMorgan Mortgage Trust 04/27/22 1,128,535 95.91 1,082
1,018
JPMorgan Mortgage Trust 04/20/23 640,462 88.97 570
571
JPMorgan Mortgage Trust 05/29/24 1,409,253 100.20 1,412
1,408
JPMorgan Mortgage Trust 12/18/24 541,088 100.37 543
540
JPMorgan Mortgage Trust 01/29/25 764,911 100.00 765
768
JPMorgan Mortgage Trust 02/26/25 2,950,675 100.00 2,951
2,945
JPMorgan Mortgage Trust 02/26/25 2,200,000 100.00 2,200
2,197
JPMorgan Mortgage Trust 03/18/25 2,405,719 100.00 2,406
2,418
Kubota Credit Owner Trust 02/14/24 1,716,000 99.98 1,716
1,754
Kubota Credit Owner Trust 06/18/24 660,000 99.99 660
675
LG Energy Solution, Ltd. 08/08/24 786,000 100.79 792
794
LPL Holdings, Inc. 08/08/24 1,129,000 95.20 1,075
1,097
LSEGA Financing PLC 09/16/24 747,000 94.45 706
703
Macquarie Airfinance Holdings, Ltd. 10/30/24 130,000 102.59 133
136
Macquarie Airfinance Holdings, Ltd. 10/30/24 180,000 103.43 186
191
Macquarie Airfinance Holdings, Ltd. 10/30/24 445,000 98.22 437
445
Macquarie Group, Ltd. 10/30/24 2,865,000 95.32 2,731
2,766
Magnetite XXVI, Ltd. 01/28/25 1,410,000 100.00 1,410
1,414
Marks & Spencer PLC 09/16/24 139,000 109.90 153
149
Mars, Inc. 03/05/25 290,000 99.42 288
290
Mars, Inc. 03/05/25 460,000 99.46 458
459
Mars, Inc. 03/05/25 150,000 99.81 150
152
Mars, Inc. 03/05/25 590,000 99.83 589
597
Mattel, Inc. 02/11/25 682,000 94.84 647
654
Mercedes-Benz Finance North America LLC 01/07/25 485,000 99.33 482
491
Meritage Homes Corp. 04/07/25 1,039,000 95.87 996
1,002
MF1 LLC 05/13/22 3,767,936 99.19 3,737
3,769
MF1 LLC 03/17/25 1,890,000 100.18 1,893
1,897
MHC Commercial Mortgage Trust 04/06/21 617,212 99.30 613
617
Midwest Connector Capital Co. LLC 03/25/25 854,000 98.98 845
847
MISC Capital Two Labuan, Ltd. 09/12/23 1,101,000 96.81 1,066
1,086
MMAF Equipment Finance LLC 01/22/25 1,250,000 99.96 1,250
1,279
Monongahela Power Co. 01/11/24 592,000 97.35 576
583
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.17 9
9
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 0.62 54
54
MSCI, Inc. 05/12/25 976,000 95.32 930
944
National Australia Bank, Ltd. 10/30/24 810,000 86.82 703
717
NBK SPC, Ltd. 12/12/24 667,000 95.55 637
643
New York State Electric & Gas Corp. 10/16/23 387,000 96.23 372
381
News Corp. 02/11/25 627,000 94.52 593
600
NGPL PipeCo LLC 09/26/19 553,000 123.38 682
630
Nissan Motor Acceptance Co. LLC 03/07/25 679,000 101.69 690
684
Nissan Motor Co., Ltd. 04/02/25 258,000 97.51 252
248
Nissan Motor Co., Ltd. 06/11/25 20,000 91.75 18
18
NRG Energy, Inc. 03/06/24 1,241,000 93.20 1,157
1,178
Nuveen LLC 10/30/24 295,000 97.86 289
293
Oaktown Re, Ltd. 09/28/21 506,531 101.38 514
510
OCP CLO, Ltd. 04/01/25 1,600,000 99.95 1,599
1,606
Octagon Investment Partners 32, Ltd. 04/28/25 1,400,000 99.88 1,398
1,403
Ohio National Financial Services, Inc. 09/16/24 195,000 101.00 197
194
Open Text Corp. 08/07/23 323,000 100.96 326
335
Peachtree Corners Funding Trust II 05/14/25 330,000 100.00 330
338
Penske Truck Leasing Co., LP / PTL Finance Corp. 10/30/24 510,000 105.09 536
544
Petroleos Mexicanos 04/02/24 EUR 4,067,000 96.06 3,907
4,572
Port of Newcastle Investments Financing Pty, Ltd. 09/16/24 95,000 96.00 91
95
Prosus NV 07/12/24 1,160,000 98.58 1,143
1,162
Prosus NV 10/30/24 710,000 67.51 479
456

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
78 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
PRPM LLC 10/07/24 1,681,096 96.82 1,628
1,640
PRPM LLC 11/08/24 856,309 100.00 856
856
PRPM LLC 04/25/25 2,042,523 99.99 2,042
2,040
PRPM LLC 06/03/25 2,193,000 100.00 2,193
2,208
Radnor RE, Ltd. 07/27/23 693,883 100.00 694
697
Radnor RE, Ltd. 11/28/23 36,583 100.67 37
37
RCKT Mortgage Trust 09/13/23 581,943 99.97 582
587
RCKT Mortgage Trust 02/15/24 930,833 99.98 931
935
RCKT Mortgage Trust 03/19/24 1,273,834 99.98 1,274
1,282
RCKT Mortgage Trust 08/14/24 1,023,954 99.99 1,024
1,022
RCKT Mortgage Trust 12/12/24 805,510 100.66 811
810
RCKT Mortgage Trust 12/12/24 3,133,037 99.99 3,133
3,138
RCKT Mortgage Trust 01/17/25 944,874 101.60 960
957
RCKT Mortgage Trust 02/26/25 3,399,967 100.00 3,400
3,411
RCKT Mortgage Trust 04/24/25 2,772,467 100.45 2,785
2,794
Regatta XXVII Funding, Ltd. 04/08/25 1,000,000 99.80 998
1,003
Reliance Industries, Ltd. 02/06/24 633,000 96.86 613
621
Resorts World Las Vegas LLC / RWLV Capital, Inc. 04/29/24 247,000 90.20 223
219
Resorts World Las Vegas LLC / RWLV Capital, Inc. 04/29/24 127,000 90.36 115
113
Resorts World Las Vegas LLC / RWLV Capital, Inc. 09/16/24 119,000 87.69 104
97
RFR Trust 02/18/25 2,385,000 99.99 2,385
2,405
RFR Trust 02/18/25 2,742,000 99.99 2,742
2,780
Rockies Express Pipeline LLC 04/29/24 100,000 91.93 92
97
Rockies Express Pipeline LLC 04/29/24 190,000 96.27 183
190
Rockies Express Pipeline LLC 09/17/24 99,000 104.85 104
101
Rockies Express Pipeline LLC 12/03/24 100,000 96.70 97
98
Rogers Communications, Inc. 08/06/24 386,000 97.22 375
382
Romanian Government International Bond 02/23/21 EUR 1,651,000 102.15 1,686
1,206
Romanian Government International Bond 07/08/21 EUR 1,465,000 108.57 1,591
1,070
Romanian Government International Bond 02/24/22 EUR 1,787,000 88.90 1,589
1,747
Romanian Government International Bond 02/24/22 EUR 424,000 99.77 423
373
Romanian Government International Bond 09/21/22 EUR 1,718,000 97.89 1,682
2,024
Romanian Government International Bond 09/11/23 EUR 828,000 107.45 890
1,015
Romanian Government International Bond 09/12/23 EUR 2,011,000 89.07 1,791
2,032
Romanian Government International Bond 02/15/24 EUR 708,000 106.79 756
793
Romanian Government International Bond 04/19/24 EUR 1,931,000 94.60 1,827
1,939
Romanian Government International Bond 03/25/25 EUR 981,000 115.74 1,135
1,244
Romanian Government International Bond 03/26/25 EUR 1,632,000 107.20 1,750
1,940
Romanian Government International Bond 05/08/25 EUR 104,000 63.94 67
74
Saluda Grade Alternative Mortgage Trust 02/07/24 680,697 102.05 695
702
Saluda Grade Alternative Mortgage Trust 04/05/24 2,158,186 99.99 2,158
2,197
Saluda Grade Alternative Mortgage Trust 03/13/25 1,178,461 102.48 1,208
1,212
Sammons Financial Group, Inc. 10/30/24 605,000 98.46 596
604
Scentre Group Trust 2 10/30/24 710,000 98.43 699
696
Sealed Air Corp. 04/29/24 174,000 100.90 176
188
Sealed Air Corp. 10/02/24 1,146,000 96.19 1,102
1,099
Sequoia Mortgage Trust 10/21/16 53,401 102.40 55
49
SK Hynix, Inc. 05/13/25 771,000 100.81 777
781
SMBC Aviation Capital Finance DAC 10/30/24 655,000 100.58 659
662
Smithfield Foods, Inc. 05/06/24 759,000 97.57 741
752
Smithfield Foods, Inc. 10/30/24 520,000 87.82 457
473
Societe Generale SA 02/11/25 1,149,000 96.04 1,103
1,116
Standard Chartered PLC 04/30/24 195,000 101.16 197
203
Taurus UK Designated Activity Co. 02/22/21 GBP 496,354 140.62 698
680
TCO Commercial Mortgage Trust 12/06/24 1,633,000 99.76 1,629
1,631
Tesco PLC 09/03/20 623,000 124.19 774
637
Texas Eastern Transmission, LP 07/06/22 854,000 97.59 833
837
Textainer Marine Containers VII, Ltd. 08/06/24 1,656,000 100.00 1,656
1,663
Topaz Solar Farms LLC 04/29/24 184,545 99.08 183
181
Towd Point Mortgage Trust 08/17/20 580,682 101.63 590
566
Towd Point Mortgage Trust 07/21/23 1,383,614 99.84 1,381
1,393
Towd Point Mortgage Trust 10/19/23 981,691 99.99 982
997
UBS Group AG 10/30/24 750,000 121.73 913
927
UBS Group AG 10/30/24 600,000 85.71 514
524
UniCredit SpA 04/07/25 578,000 89.06 515
523

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 79
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
United Kingdom Gilt Bonds 03/24/25 GBP 2,381,000 111.60 2,657
2,832
Unum Group 10/30/24 550,000 80.03 440
440
UPM- Kymmene OYJ 11/21/22 699,000 103.13 721
741
Vantage Data Centers Germany Borrower Sarl 05/22/25 EUR 2,902,000 112.78 3,273
3,410
Vantage Data Centers Jersey Borrower Spv , Ltd. 05/17/24 GBP 1,628,000 127.07 2,069
2,284
Var Energi ASA 02/06/23 788,000 102.78 810
835
Var Energi ASA 08/03/23 268,000 105.70 283
304
VDCM Commercial Mortgage Trust 06/24/25 1,460,000 100.00 1,460
1,463
VDCM Commercial Mortgage Trust 06/24/25 2,824,000 100.00 2,824
2,829
Videotron, Ltd. 05/12/25 478,000 94.27 451
457
Vistra Operations Co. LLC 08/07/23 1,180,000 96.41 1,138
1,165
Vistra Operations Co. LLC 10/30/24 1,170,000 96.42 1,128
1,154
Voya CLO, Ltd. 04/03/25 1,000,000 99.95 1,000
1,003
Wells Fargo Mortgage Backed Securities Trust 04/23/21 763,465 102.16 780
656
WinWater Mortgage Loan Trust 03/29/17 78,930 101.93 80
76
XPO, Inc. 12/19/23 1,029,000 100.74 1,037 1,044
305,614
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Commonwealth 10 Year Treasury Bond Future 153 AUD 17,537 09/25
106
Long Gilt Futures 107 GBP 9,954 09/25
322
United States 2 Year Treasury Note Futures 665 USD 138,334 09/25
524
United States 5 Year Treasury Note Futures 660 USD 71,940 09/25
723
United States 10 Year Treasury Note Futures 455 USD 51,017 09/25
826
United States 10 Year Ultra Treasury Note Futures 1,050 USD 119,977 09/25
2,887
United States Treasury Long Bond Futures 334 USD 38,565 09/25
1,087
United States Treasury Ultra Bond Futures 344 USD 40,979 09/25 1,712
Short Positions
Canadian 10 Year Government Bond Futures 64 CAD 7,808 09/25
(36)
Euro- Bobl Futures 63 EUR 7,414 09/25
25
Euro-Bund Futures 159 EUR 20,694 09/25
164
Euro- Buxl 30 Year Bond Futures 5 EUR 594 09/25
9
Euro-Schatz Futures 1 EUR 107 09/25
—
Japanese 10 Year Government Bond Futures 51 JPY 7,090,020 09/25
(201)
Japanese 10 Year Mini Government Bond Futures 4 JPY 55,640 09/25
—
Long Gilt Futures 6 GBP 558 09/25
(20)
United States 2 Year Treasury Note Futures 184 USD 38,276 09/25
(146)
United States 5 Year Treasury Note Futures 21 USD 2,289 09/25
(3)
United States 10 Year Ultra Treasury Note Futures 115 USD 13,139 09/25
(228)
United States Treasury Long Bond Futures 1 USD 115 09/25
(4)
United States Treasury Ultra Bond Futures 75 USD 8,934 09/25 (421)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) 7,326

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
80 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
BNP Paribas CHF 5,270 USD 6,447 07/11/25 (203)
Citigroup USD 139 AUD 229 07/09/25 12
Citigroup USD 390 AUD 607 07/09/25 10
Citigroup USD 1,968 AUD 3,033 07/09/25 28
Citigroup USD 3,083 AUD 4,921 07/09/25 156
Citigroup USD 54 CAD 74 07/09/25 1
Citigroup USD 88 CAD 120 07/09/25 1
Citigroup USD 241 CAD 342 07/09/25 10
Citigroup USD 261 CAD 374 07/09/25 14
Citigroup USD 2,880 CAD 3,989 07/09/25 51
Citigroup USD 147 CNY 1,045 10/16/25 —
Citigroup USD 170 CNY 1,209 10/16/25 —
Citigroup USD 417 CNY 2,966 10/16/25 —
Citigroup USD 735 CNY 5,225 10/16/25 —
Citigroup USD 73 COP 320,153 07/09/25 6
Citigroup USD 323 COP 1,394,203 07/09/25 18
Citigroup USD 327 COP 1,412,827 07/09/25 18
Citigroup USD 360 COP 1,603,368 07/09/25 32
Citigroup USD 3,855 COP 15,751,543 07/09/25 (4)
Citigroup USD 329 EUR 296 07/09/25 19
Citigroup USD 344 EUR 309 07/09/25 20
Citigroup USD 360 EUR 328 07/09/25 26
Citigroup USD 407 EUR 369 07/09/25 28
Citigroup USD 438 EUR 384 07/09/25 14
Citigroup USD 955 EUR 850 07/09/25 47
Citigroup USD 1,080 EUR 942 07/09/25 30
Citigroup USD 1,556 EUR 1,413 07/09/25 109
Citigroup USD 1,562 EUR 1,415 07/09/25 105
Citigroup USD 1,573 EUR 1,413 07/09/25 92
Citigroup USD 1,590 EUR 1,440 07/09/25 107
Citigroup USD 2,861 EUR 2,500 07/09/25 85
Citigroup USD 4,045 EUR 3,600 07/09/25 197
Citigroup USD 4,275 EUR 3,747 07/11/25 141
Citigroup USD 1,649 GBP 1,256 07/09/25 75
Citigroup USD 2,578 GBP 1,900 07/09/25 30
Citigroup USD 2,887 GBP 2,100 07/09/25 (4)
Citigroup USD 3,049 HKD 23,913 07/09/25 (1)
Citigroup USD 3,050 HKD 23,913 07/09/25 (2)
Citigroup USD 1,450 IDR 24,009,825 07/09/25 29
Citigroup USD 51 JPY 7,428 07/09/25 —
Citigroup USD 160 JPY 23,129 07/09/25 1
Citigroup USD 580 JPY 83,569 07/09/25 1
Citigroup USD 719 JPY 103,238 07/09/25 (2)
Citigroup USD 731 JPY 105,313 07/09/25 1
Citigroup USD 3,610 JPY 520,147 07/09/25 5

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 81
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup USD 36,929 JPY 5,327,221 07/09/25 93
Citigroup USD 1,434 JPY 204,493 07/11/25 (12)
Citigroup USD 310 KRW 423,206 07/09/25 3
Citigroup USD 405 KRW 546,583 07/09/25 (1)
Citigroup USD 541 KRW 749,768 07/09/25 13
Citigroup USD 745 KRW 1,022,546 07/09/25 11
Citigroup USD 909 KRW 1,259,799 07/09/25 23
Citigroup USD 1,450 KRW 2,068,933 07/09/25 80
Citigroup USD 776 KRW 1,043,426 10/16/25 1
Citigroup USD 1,470 KRW 1,987,734 10/16/25 9
Citigroup USD 754 MXN 14,313 07/09/25 8
Citigroup USD 813 MXN 15,809 07/09/25 29
Citigroup USD 983 MXN 20,300 07/09/25 98
Citigroup USD 987 MXN 20,392 07/09/25 99
Citigroup USD 1,437 MXN 28,202 07/09/25 64
Citigroup USD 1,630 MXN 33,000 07/09/25 128
Citigroup USD 1,786 MXN 37,331 07/09/25 202
Citigroup USD 683 MXN 13,059 10/16/25 5
Citigroup USD 28 NOK 287 07/09/25 1
Citigroup USD 1,264 NOK 13,301 07/09/25 56
Citigroup USD 23 THB 749 07/09/25 —
Citigroup USD 76 ZAR 1,474 07/09/25 8
Citigroup USD 131 ZAR 2,556 07/09/25 14
Citigroup USD 229 ZAR 4,489 07/09/25 24
Citigroup USD 355 ZAR 7,050 07/09/25 43
Citigroup USD 365 ZAR 7,252 07/09/25 44
Citigroup USD 1,389 ZAR 25,900 07/09/25 73
Citigroup USD 3,560 ZAR 63,361 07/09/25 17
Citigroup AUD 130 USD 78 07/09/25 (8)
Citigroup AUD 231 USD 139 07/09/25 (13)
Citigroup AUD 432 USD 259 07/09/25 (26)
Citigroup AUD 1,198 USD 763 07/09/25 (26)
Citigroup AUD 1,649 USD 1,032 07/09/25 (53)
Citigroup AUD 5,150 USD 3,150 07/09/25 (239)
Citigroup AUD 3,033 USD 1,972 10/16/25 (28)
Citigroup CAD 448 USD 321 07/09/25 (8)
Citigroup CAD 4,452 USD 3,109 07/09/25 (162)
Citigroup CHF 1,833 EUR 1,960 07/09/25 (2)
Citigroup COP 20,482,094 USD 4,877 07/09/25 (131)
Citigroup COP 15,751,543 USD 3,802 10/16/25 3
Citigroup CZK 2,678 EUR 107 07/09/25 (1)
Citigroup CZK 4,406 EUR 174 07/09/25 (4)
Citigroup CZK 13,323 EUR 531 07/09/25 (9)
Citigroup CZK 25,947 EUR 1,035 07/09/25 (17)
Citigroup CZK 25,972 EUR 1,034 07/09/25 (19)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
82 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup EUR 35 CHF 33 07/09/25 —
Citigroup EUR 1,952 CHF 1,800 07/09/25 (30)
Citigroup EUR 2,886 CZK 72,325 07/09/25 45
Citigroup EUR 2,868 GBP 2,410 07/09/25 (72)
Citigroup EUR 4,602 JPY 738,937 07/09/25 (287)
Citigroup EUR 426 NOK 5,067 07/09/25 1
Citigroup EUR 514 NOK 6,112 07/09/25 1
Citigroup EUR 992 NOK 11,886 07/09/25 10
Citigroup EUR 22 NOK 261 10/16/25 —
Citigroup EUR 547 NOK 6,490 10/16/25 (4)
Citigroup EUR 695 NOK 8,276 10/16/25 (3)
Citigroup EUR 1,266 NOK 15,022 10/16/25 (10)
Citigroup EUR 40 USD 46 07/09/25 (1)
Citigroup EUR 150 USD 170 07/09/25 (7)
Citigroup EUR 180 USD 198 07/09/25 (14)
Citigroup EUR 265 USD 304 07/09/25 (9)
Citigroup EUR 341 USD 390 07/09/25 (12)
Citigroup EUR 378 USD 432 07/09/25 (14)
Citigroup EUR 434 USD 488 07/09/25 (23)
Citigroup EUR 439 USD 498 07/09/25 (18)
Citigroup EUR 1,010 USD 1,098 07/09/25 (93)
Citigroup EUR 1,150 USD 1,277 07/09/25 (78)
Citigroup EUR 1,290 USD 1,439 07/09/25 (81)
Citigroup EUR 1,294 USD 1,441 07/09/25 (84)
Citigroup EUR 1,439 USD 1,604 07/09/25 (92)
Citigroup EUR 1,625 USD 1,766 07/09/25 (149)
Citigroup EUR 3,826 USD 4,320 07/09/25 (189)
Citigroup EUR 24,203 USD 27,005 07/09/25 (1,518)
Citigroup GBP 1,187 EUR 1,400 07/09/25 20
Citigroup GBP 1,223 EUR 1,454 07/09/25 36
Citigroup GBP 1,256 USD 1,625 07/09/25 (99)
Citigroup GBP 4,000 USD 5,161 07/09/25 (330)
Citigroup GBP 2,100 USD 2,888 10/16/25 4
Citigroup HKD 3,212 USD 410 07/09/25 1
Citigroup HKD 44,614 USD 5,700 07/09/25 13
Citigroup HKD 23,913 USD 3,058 08/07/25 —
Citigroup HKD 23,913 USD 3,070 10/16/25 (1)
Citigroup IDR 130,519 USD 8 07/09/25 —
Citigroup IDR 11,837,016 USD 723 07/09/25 (6)
Citigroup IDR 12,042,291 USD 737 07/09/25 (5)
Citigroup JPY 24,314 EUR 145 07/09/25 1
Citigroup JPY 93,091 EUR 584 07/09/25 41
Citigroup JPY 621,533 EUR 3,820 07/09/25 182
Citigroup JPY 17,000 USD 120 07/09/25 2
Citigroup JPY 26,477 USD 185 07/09/25 1

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 83
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup JPY 32,750 USD 233 07/09/25 5
Citigroup JPY 39,400 USD 278 07/09/25 4
Citigroup JPY 59,250 USD 416 07/09/25 5
Citigroup JPY 102,046 USD 720 07/09/25 11
Citigroup JPY 151,966 USD 1,031 07/09/25 (25)
Citigroup JPY 161,485 USD 1,099 07/09/25 (24)
Citigroup JPY 195,000 USD 1,356 07/09/25 —
Citigroup JPY 219,464 USD 1,533 07/09/25 8
Citigroup JPY 320,628 USD 2,230 07/09/25 2
Citigroup JPY 1,046,732 USD 7,057 07/09/25 (217)
Citigroup JPY 1,299,236 USD 9,090 07/09/25 61
Citigroup JPY 2,498,610 USD 17,586 07/09/25 222
Citigroup JPY 5,327,221 USD 37,335 10/16/25 (94)
Citigroup KRW 9,153 USD 7 07/09/25 —
Citigroup KRW 504,344 USD 368 07/09/25 (5)
Citigroup KRW 657,770 USD 480 07/09/25 (7)
Citigroup KRW 673,886 USD 491 07/09/25 (7)
Citigroup KRW 926,552 USD 654 07/09/25 (31)
Citigroup KRW 999,328 USD 733 07/09/25 (6)
Citigroup KRW 1,123,078 USD 796 07/09/25 (35)
Citigroup KRW 1,176,724 USD 859 07/09/25 (11)
Citigroup MXN 3,573 USD 171 07/09/25 (19)
Citigroup MXN 165,774 USD 7,987 07/09/25 (841)
Citigroup MXN 14,313 USD 746 10/16/25 (8)
Citigroup NOK 261 EUR 22 07/09/25 —
Citigroup NOK 6,091 EUR 514 07/09/25 2
Citigroup NOK 8,354 EUR 703 07/09/25 —
Citigroup NOK 8,359 EUR 703 07/09/25 (1)
Citigroup NOK 287 USD 28 07/09/25 (1)
Citigroup NOK 428 USD 42 07/09/25 (1)
Citigroup NOK 12,873 USD 1,235 07/09/25 (42)
Citigroup THB 749 USD 22 07/09/25 (1)
Citigroup ZAR 4,055 USD 215 07/09/25 (14)
Citigroup ZAR 6,065 USD 319 07/09/25 (24)
Citigroup ZAR 6,892 USD 385 07/09/25 (4)
Citigroup ZAR 7,074 USD 397 07/09/25 (3)
Citigroup ZAR 12,268 USD 646 07/09/25 (46)
Citigroup ZAR 15,258 USD 816 07/09/25 (45)
Citigroup ZAR 25,900 USD 1,389 07/09/25 (73)
Citigroup ZAR 34,137 USD 1,811 07/09/25 (116)
Citigroup ZAR 2,881 USD 161 10/16/25 (1)
Citigroup ZAR 63,361 USD 3,535 10/16/25 (17)
Morgan Stanley EUR 2,902 USD 3,327 08/08/25 (99)
State Street USD 69 CAD 95 07/11/25 —
State Street USD 4,262 CAD 5,845 07/11/25 33

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
84 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 52 CHF 41 07/11/25 —
State Street USD 2,153 EUR 1,836 07/11/25 11
State Street USD 1,061 GBP 786 07/11/25 17
State Street USD 39 JPY 5,584 07/11/25 —
State Street USD 38 NOK 386 07/11/25 —
State Street GBP 9 USD 13 07/01/25 —
State Street GBP 1,579 USD 2,166 07/11/25 (2)
State Street GBP 2,353 USD 3,136 08/08/25 (93)
Westpac USD 2,130 NOK 21,560 07/11/25 9
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (2,701)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup JPY 2,911,000 TONAR
(4)
0.829%
(4)
03/14/27
2 (68) (67)
Citigroup JPY 1,500,000 TONAR
(4)
0.846%
(4)
03/24/27
— (36) (36)
Citigroup USD 18,912 3.743%
(4)
SOFR
(4)
05/22/27
— 67 68
Citigroup USD 19,028 3.768%
(4)
SOFR
(4)
05/22/27
— 76 76
Citigroup JPY 1,755,969 TONAR
(4)
0.723%
(4)
05/22/27
— (4) (4)
Citigroup USD 19,000 3.742%
(4)
SOFR
(4)
05/27/27
— 69 69
Citigroup USD 3,400 SOFR
(4)
3.364%
(4)
08/20/54
— 370 370
Citigroup GBP 1,900
Sterling Overnight
Index Average Rate
(4)
4.446%
(4)
03/24/55
— 2 2
Citigroup JPY 16,759 TONAR
(4)
1.880%
(4)
04/11/55
— 8 8
Citigroup JPY 16,759 TONAR
(4)
1.870%
(4)
04/11/55 — 8 8
Total Open Interest Rate Swap Contracts (å) 2 492 494
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
Fair
Value
$
CDX NA Emerging Markets
Index Citigroup USD 6,850 (1.000%)
(2)
06/20/30 213 (45) 168
Total Open Credit Indices - Purchase Protection Contracts 213 (45) 168
Sovereign Issues - Purchase Protection

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 85
Credit Default Swap Contracts
Amounts in thousands
Credit Indices - Purchase Protection
Reference Entity Counterparty
Implied Credit
Spread
Notional Amount
Fund
(Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
Fair
Value
$
Mexico Government
International Bond
Barclays 1.073%
USD 1,047
(1.000%)
(2)
06/20/30
19 (16) 3
Mexico Government
International Bond
Morgan Stanley 1.073%
USD 1,886
(1.000%)
(2)
06/20/30
34 (28) 6
Total Open Sovereign Issues - Purchase Protection Contracts 53 (44) 9
Total Open Credit Default Swap Contracts (å) 266 (89) 177
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 36,430 $ —
$ —
$ 36,430 4 .2
Corporate Bonds and Notes — 216,277 —
—
216,277 24 .9
International Debt — 121,483 —
—
121,483 14 .0
Mortgage-Backed Securities — 229,279 —
—
229,279 26 .4
Non-US Bonds — 60,233 —
—
60,233 6 .9
United States Government Agencies — 2,950 —
—
2,950 0 .3
United States Government Treasuries — 51,698 —
—
51,698 6 .0
Short-Term Investments — 80,366 — 82,684 163,050 18 .7
Total Investments — 798,716 — 82,684 881,400 101 .4
Other Assets and Liabilities, Net
(1 .4)
100 .0
Other Financial Instruments
Assets
Futures Contracts 8,385 — — — 8,385 1 .0
Foreign Currency Exchange Contracts — 3,416 — — 3,416 0 .4
Interest Rate Swap Contracts — 601 — — 601 0 .1
Credit Default Swap Contracts — 177 — — 177 —
*
A
Liabilities
Futures Contracts (1,059) — — — (1,059) (0 .1)
Foreign Currency Exchange Contracts — (6,117) — — (6,117) (0 .7)
Interest Rate Swap Contracts — (107) — — (107) (—)
*
Total Other Financial Instruments
**
$ 7,326 $ (2,030) $ — $ — $ 5,296
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
86 Strategic Bond Fund
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Andorra ..............................................................................................
2,108
Australia .............................................................................................
7,798
Bermuda .............................................................................................
6,322
Brazil ..................................................................................................
629
Canada ................................................................................................
13,771
Cayman Islands ..................................................................................
20,522
Chile ...................................................................................................
1,980
China ..................................................................................................
3,281
Colombia ............................................................................................
4,242
Denmark .............................................................................................
1,202
Finland ...............................................................................................
1,892
France .................................................................................................
4,868
Germany .............................................................................................
5,706
Hong Kong .........................................................................................
6,064
Iceland ................................................................................................
1,390
India ...................................................................................................
2,548
Ireland ................................................................................................
2,819
Italy ....................................................................................................
3,374
Japan ..................................................................................................
36,994
Jersey ..................................................................................................
16,293
Kuwait ................................................................................................
643
Luxembourg .......................................................................................
3,410
Malaysia .............................................................................................
1,086
Mexico ...............................................................................................
9,444
Netherlands ........................................................................................
1,861
Nigeria ................................................................................................
389
Norway ...............................................................................................
1,139
Peru ....................................................................................................
1,099
Romania .............................................................................................
15,457
Saudi Arabia .......................................................................................
235
South Africa .......................................................................................
3,647
South Korea .......................................................................................
2,738
Spain ..................................................................................................
1,868
Switzerland ........................................................................................
1,451
Thailand .............................................................................................
970
Turkey ................................................................................................
2,055
United Arab Emirates .........................................................................
695
United Kingdom .................................................................................
16,107
United States ......................................................................................
673,303
Total Investments ............................................................................... 881,400

Russell Investment Funds
Strategic Bond Fund
Fair Value of Derivative Instruments — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 87
Amounts in thousands
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts $ — $ 3,416 $ —
Variation margin on futures contracts* — — 8,385
Interest rate swap contracts, at fair value — — 601
Credit default swap contracts, at fair value 177 — —
Total
$ 177 $ 3,416 $ 8,986
Location: Statement of Assets and Liabilities - Liabilities
0 0 0
Variation margin on futures contracts* $ — $ — $ 1,059
Unrealized depreciation on foreign currency exchange contracts — 6,117 —
Interest rate swap contracts, at fair value — — 107
Total
$ — $ 6,117 $ 1,166
Derivatives not accounted for as hedging instruments
Credit
Contracts
Foreign
Currency
Contracts
Interest Rate
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ — $ — $ (3,434)
Interest rate swap contracts — — (914)
Credit default swap contracts (39) — —
Foreign currency exchange contracts — 288 —
Total
$ (39) $ 288 $ (4,348)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0 0
Futures contracts $ — $ — $ 11,202
Interest rate swap contracts — — 1,077
Credit default swap contracts (89) — —
Foreign currency exchange contracts — (6,215) —
Total
$ (89) $ (6,215) $ 12,279
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
88 Strategic Bond Fund
Amounts in thousands
word
Offsetting of Financial Assets and Derivative Assets
Description Location: Statement of Assets and Liabilities - Assets
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized appreciation on foreign currency exchange contracts $ 3,416 $ — $ 3,416
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 601 — 601
Credit Default Swap Contracts Credit default swap contracts, at fair value 177 — 177
Total Financial and Derivative Assets
4,194 — 4,194
Financial and Derivative Assets not subject to a netting agreement
— — —
Total Financial and Derivative Assets subject to a netting agreement
$ 4,194 $ — $ 4,194
Financial Assets, Derivative Assets, and Collateral Held by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Assets
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Received^ Net Amount
Barclays
$ 3 $ — $ — $ 3
Citigroup
4,114 3,985 — 129
Morgan Stanley
7 — — 7
State Street
61 2 — 59
Westpac
9 — — 9
Total
$ 4,194 $ 3,987 $ — $ 207

Russell Investment Funds
Strategic Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued
— June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 89
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 6,117 $ — $ 6,117
Interest Rate Swap Contracts Interest rate swap contracts, at fair value 107 — 107
Total Financial and Derivative Liabilities
6,224 — 6,224
Financial and Derivative Liabilities not subject to a netting agreement
— — —
Total Financial and Derivative Liabilities subject to a netting agreement
$ 6,224 $ — $ 6,224
Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
Gross Amounts Not Offset
in the Statement of Assets
and Liabilities
Counterparty
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Financial
and
Derivative
Instruments
Collateral
Pledged^ Net Amount
BNP Paribas $ 203 $ — $ — $ 203
Citigroup 5,826 3,985 1,841 —
Morgan Stanley 100 — 10 90
State Street 95 2 — 93
Total
$ 6,224 $ 3,987 $ 1,851 $ 386
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
90 Strategic Bond Fund
Statement of Assets and Liabilities — June 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 892,580
Investments, at fair value(>) ........................................................................................................................................................
881,400
Cash .............................................................................................................................................................................................. 773
Foreign currency holdings(^) ....................................................................................................................................................... 550
Unrealized appreciation on foreign currency exchange contracts ............................................................................................... 3,416
Receivables:
Dividends and interest ...................................................................................................................................................... 6,287
Dividends from affiliated funds ....................................................................................................................................... 290
Investments sold ............................................................................................................................................................... 8,037
Fund shares sold ............................................................................................................................................................... 93
From broker(a)(b)(c) ........................................................................................................................................................ 12,315
Variation margin on futures contracts .............................................................................................................................. 7,627
Prepaid expenses .......................................................................................................................................................................... 5
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 601
Credit default swap contracts, at fair value(+) ............................................................................................................................. 177
Total assets ...............................................................................................................................................................
921,571
Liabilities
Payables:
Due to broker (d)(e) ......................................................................................................................................................... 860
Investments purchased ..................................................................................................................................................... 44,422
Fund shares redeemed ...................................................................................................................................................... 163
Accrued fees to affiliates .................................................................................................................................................. 424
Other accrued expenses .................................................................................................................................................... 331
Variation margin on futures contracts .............................................................................................................................. 292
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 6,117
Interest rate swap contracts, at fair value(•) ................................................................................................................................. 107
Total liabilities ...........................................................................................................................................................
52,716
Net Assets ...............................................................................................................................................................
$ 868,855

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 91
Statement of Assets and Liabilities, continued — June 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ (162,532)
Shares of beneficial interest .........................................................................................................................................................
991
Additional paid-in capital ............................................................................................................................................................
1,030,396
Net Assets ...............................................................................................................................................................
$ 868,855
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 8.77
Net assets ............................................................................................................................................................................. $ 868,855,473
Shares outstanding ($.01 par value) ..................................................................................................................................... 99,087,987
Amounts in thousands
(>)   Investments in affiliates, U.S. Cash Management Fund $ 82,684
(^)   Foreign currency holdings - cost $ 524
(•)   Interest rate swap contracts - premiums paid (received) $ 2
(+)   Credit default swap contracts - premiums paid (received) $ 266
(a)   Receivable from Broker for Futures $ 5,326
(b)   Receivable from Broker for Swaps $ 6,729
(c)   Receivable from Broker for TBAs $ 260
(d)   Due to Broker for Swaps $ 250
(e)   Due to Broker for TBAs $ 610
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
92 Strategic Bond Fund
Statement of Operations — For the Period Ended June 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Interest .............................................................................................................................................................................. $ 18,498
Dividends from affiliated funds ....................................................................................................................................... 2,393
Total investment income ..............................................................................................................................................................
20,891
Expenses
Advisory fees ................................................................................................................................................................... 2,355
Administrative fees .......................................................................................................................................................... 214
Custodian fees .................................................................................................................................................................. 100
Transfer agent fees .......................................................................................................................................................... 19
Professional fees .............................................................................................................................................................. 77
Trustees’ fees .................................................................................................................................................................... 23
Printing fees ..................................................................................................................................................................... 21
Miscellaneous .................................................................................................................................................................. 20
Expenses before reductions .............................................................................................................................................. 2,829
Expense reductions .......................................................................................................................................................... (43)
Net expenses ................................................................................................................................................................................
2,786
Net investment income (loss) .......................................................................................................................................................
18,105
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (1,370)
Investments in affiliated funds ......................................................................................................................................... (17)
Futures contracts .............................................................................................................................................................. (3,434)
Foreign currency exchange contracts ............................................................................................................................... 288
Interest rate swap contracts .............................................................................................................................................. (914)
Credit default swap contracts ........................................................................................................................................... (39)
Foreign currency-related transactions .............................................................................................................................. (106)
Net realized gain (loss) ................................................................................................................................................................
(5,592)
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 16,211
Investments in affiliated funds ......................................................................................................................................... (13)
Futures contracts .............................................................................................................................................................. 11,202
Foreign currency exchange contracts ............................................................................................................................... (6,215)
Interest rate swap contracts .............................................................................................................................................. 1,077
Credit default swap contracts ........................................................................................................................................... (89)
Foreign currency-related transactions .............................................................................................................................. 158
Net change in unrealized appreciation (depreciation) ................................................................................................................. 22,331
Net realized and unrealized gain (loss) ........................................................................................................................................ 16,739
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 34,844

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 93
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2025
(Unaudited)
Fiscal Year Ended
December 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 18,105 $ 39,590
Net realized gain (loss) ....................................................................................................................... (5,592) (16,552)
Net change in unrealized appreciation (depreciation) ........................................................................ 22,331 (15,184)
Net increase (decrease) in net assets from operations .............................................................................. 34,844 7,854
Distributions
To shareholders ................................................................................................................................... (5,864) (41,974)
Net decrease in net assets from distributions ............................................................................................ (5,864) (41,974)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (25,014) 29,821
Total Net Increase (Decrease) in Net Assets ........................................................................
3,966 (4,299)
Net Assets
Beginning of period .................................................................................................................................. 864,889 869,188
End of period .............................................................................................................................................
$ 868,855 $ 864,889
* Share transaction amounts (in thousands) for the periods ended June 30, 2025 and December 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Proceeds from shares sold 1,778 $ 15,293 4,751 $ 41,341
Proceeds from reinvestment of distributions 675 5,864 4,865 41,974
Payments for shares redeemed (5,356) (46,171) (6,067) (53,494)
Total increase (decrease)
(2,903) $ (25,014) 3,549 $ 29,821

See accompanying notes which are an integral part of the financial statements.
94 Strategic Bond Fund
Russell Investment Funds
Strategic Bond Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
06/30/25
(ƣ)
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Per-Share Data
– – – – – –
$ Net Asset Value, Beginning of Period 8.48 8.83 8.74 10.46 10.88 10.56
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.18 .4 0 .33 .18 .12 .20
$ Net Realized and Unrealized Gain (Loss) .17 (.33 ) .01 (1.67) (.32) .68
$ Total from Investment Operations .35 .07 .34 (1.49) (.20) .88
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.06) (.42) (.25) (.17) (.09) (.20)
$ Distributions from Net Realized Gain — — — (.01) (.13) (.36)
$ Return of Capital — — — (.05) — —
$ Total Distributions (.06) (.42) (.25) (.23) (.22) (.56)
$ Net Asset Value, End of Period 8.77 8.48 8.83 8.74 10.46 10.88
% Total Return
(ǿ)(±)
4.12 .83 4.02 (14.28) (1.82) 8.43
– – – – – –
Ratios/Supplemental Data
– – – – – –
$ Net Assets, End of Period (000) 868,855 864,889 869,188 846,669 1,025,812 917,169
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.66 .65 .66 .66 .66 .69
% Expenses, Net
(Ƃ)(ɯ)
.65 .65 .66 .66 .66 .69
% Net Investment Income
(Ƃ)(ɯ)
4.23 4. 55 3.75 1.91 1.12 1.82
% Portfolio Turnover Rate
(ǿ)
24 94 85 63 93 92

Russell Investment Funds
Strategic Bond Fund
See accompanying notes which are an integral part of the financial statements.
Strategic Bond Fund 95
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 381,534
Administrative fees 35,327
Transfer agent fees 3,109
Trustees' fees 4,311
$ 424,281
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 153,080 $ 228,857 $ 299,223 $ (17) $ (13) $ 82,684 $ 2,393 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 889,694,421 $ 9,778,447 $ (13,004,864) $ (3,226,417)

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
96 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 94.3%
Australia - 5.9%
Charter Hall Group(ö) 279,664 3,532
Dexus(ö) 579,214 2,535
Goodman Group(ö) 1,147,933 25,874
GPT Group (The)(ö) 727,215 2,317
Ingenia Communities Group(ö) 858,473 3,092
Mirvac Group(ö) 4,452,548 6,462
NEXTDC, Ltd.(Æ) 185,775 1,773
Region RE, Ltd.(ö) 51,934 75
Scentre Group(ö) 2,345,129 5,512
Stockland(ö) 1,871,660 6,621
57,793
Belgium - 1.1%
Aedifica SA(ö) 66,733 5,190
Shurgard Self Storage, Ltd.(ö) 25,008 1,091
VGP NV 6,887 693
Warehouses De Pauw CVA(ö) 145,674 3,551
10,525
Canada - 1.3%
Boardwalk Real Estate Investment
Trust(ö) 12,151 624
Chartwell Retirement Residences 349,511 4,771
Choice Properties Real Estate
Investment Trust(ö) 325,885 3,559
First Capital Real Estate Investment
Trust(ö) 260,347 3,470
12,424
France - 2.5%
ARGAN SA(ö) 13,054 1,008
Covivio SA(ö) 46,472 2,934
Icade SA(ö) 30,966 870
Klepierre SA(ö) 224,797 8,907
Mercialys SA(ö) 69,173 867
Unibail-Rodamco-Westfield(ö) 98,983 9,473
24,059
Germany - 2.5%
LEG Immobilien SE 27,663 2,454
Sirius Real Estate, Ltd.(ö) 728,036 975
TAG Immobilien AG 232,248 4,128
Vonovia SE 479,658 16,895
24,452
Hong Kong - 3.0%
Hongkong Land Holdings, Ltd. 712,900 4,116
Link REIT(ö) 1,758,143 9,373
Sun Hung Kai Properties, Ltd. 886,052 10,174
SUNeVision Holdings, Ltd. 866,000 836
Wharf Real Estate Investment Co., Ltd. 1,509,000 4,273
28,772
Japan - 9.4%
Activia Properties, Inc.(ö) 3,777 3,221
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daiwa Securities Living Investments
Corp.(ö) 4,062 2,695
GLP J-REIT(ö) 1,395 1,255
Industrial & Infrastructure Fund
Investment Corp.(ö) 4,835 4,078
Invincible Investment Corp.(ö) 4,939 2,126
Japan Metropolitan Fund Investment
Corp.(ö) 7,788 5,521
Japan Real Estate Investment Corp.(ö) 3,604 2,950
KDX Realty Investment Corp. Class
A(ö) 4,823 5,225
Keihanshin Building Co., Ltd. 288,600 3,011
Mitsubishi Estate Co., Ltd. 763,692 14,289
Mitsui Fudosan Co., Ltd. 1,462,033 14,124
Mitsui Fudosan Logistics Park, Inc.(ö) 8,144 5,910
Mori Trust Sogo REIT, Inc.(ö) 7,867 3,768
Nippon Accommodations Fund, Inc.(ö) 3,282 2,683
Nippon Building Fund, Inc.(ö) 1,963 1,811
Nippon Prologis REIT, Inc.(ö) 7,829 4,324
Nomura Real Estate Holdings, Inc. 33,500 196
Nomura Real Estate Master Fund, Inc.
(ö) 3,004 3,070
Orix JREIT, Inc.(ö) 1,291 1,684
Sumitomo Realty & Development Co.,
Ltd. 258,000 9,947
91,888
Netherlands - 0.2%
CTP NV(Þ) 94,023 1,979
Singapore - 2.9%
CapitaLand Ascendas REIT(ö) 3,640,100 7,675
CapitaLand Integrated Commercial
Trust Class A(ö) 3,576,849 6,105
Capitaland Investment, Ltd. 905,200 1,887
Digital Core REIT Management Pte,
Ltd.(ö) 3,065,300 1,626
Frasers Centrepoint Trust(ö) 2,658,200 4,767
Frasers Logistics & Commercial
Trust(ö)(Þ) 1,813,600 1,220
Mapletree Logistics Trust(ö) 3,441,300 3,195
Parkway Life Real Estate Investment
Trust(ö) 616,655 1,989
28,464
Spain - 0.5%
Cellnex Telecom SA(Þ) 50,665 1,973
Merlin Properties Socimi SA(ö) 246,144 3,227
5,200
Sweden - 1.6%
Castellum AB 283,270 3,741
Catena AB 44,901 2,293
Fastighets AB Balder Class B(Æ) 882,632 6,598
Nyfosa AB 138,320 1,379
Wihlborgs Fastigheter AB 149,564 1,627
15,638

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 97
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Switzerland - 1.0%
PSP Swiss Property AG 27,078 5,001
Swiss Prime Site AG Class A 33,082 4,970
9,971
United Kingdom - 4.3%
Big Yellow Group PLC(ö) 202,577 2,815
British Land Co. PLC (The)(ö) 936,429 4,839
Derwent London PLC(ö) 41,100 1,169
Grainger PLC 1,143,487 3,454
Land Securities Group PLC(ö) 383,301 3,321
Life Science REIT PLC(ö) 976,648 611
LondonMetric Property PLC(ö) 3,643,516 10,155
PRS REIT PLC (The)(ö) 625,069 929
Safestore Holdings PLC(ö) 210,390 2,045
Segro PLC(ö) 560,935 5,234
Shaftesbury Capital PLC(ö) 885,863 1,900
UNITE Group PLC (The)(ö) 472,667 5,518
41,990
United States - 58.1%
Agree Realty Corp.(ö) 221,160 16,158
American Healthcare REIT, Inc.(ö) 182,914 6,720
American Homes 4 Rent Class A(ö) 316,613 11,420
American Tower Corp.(ö) 832 184
Americold Realty Trust, Inc.(ö) 237,586 3,951
AvalonBay Communities, Inc.(ö) 9,878 2,010
Brixmor Property Group, Inc.(ö) 373,487 9,726
BXP, Inc.(ö) 23,865 1,610
Caesars Entertainment, Inc.(Æ) 141,601 4,020
Camden Property Trust(ö) 6,913 779
CareTrust REIT, Inc.(ö) 43,640 1,335
Crown Castle, Inc.(ö) 98,809 10,151
CubeSmart(ö) 138,270 5,876
Digital Realty Trust, Inc.(ö) 221,331 38,585
EastGroup Properties, Inc.(ö) 70,140 11,722
EPR Properties(ö) 112,136 6,533
Equinix, Inc.(ö) 41,662 33,141
Equity Residential(ö) 173,760 11,727
Essential Properties Realty Trust, Inc.
(ö) 345,591 11,028
Essex Property Trust, Inc.(ö) 69,189 19,608
Extra Space Storage, Inc.(ö) 88,797 13,092
First Industrial Realty Trust, Inc.(ö) 115,668 5,567
Healthcare Realty Trust, Inc.(ö) 352,682 5,594
Healthpeak Properties, Inc.(ö) 38,938 682
Highwoods Properties, Inc.(ö) 76,323 2,373
Host Hotels & Resorts, Inc.(ö) 617,385 9,483
Hudson Pacific Properties, Inc.(Æ)(ö) 1,127,475 3,089
Independence Realty Trust, Inc.(ö) 282,711 5,001
Invitation Homes, Inc.(ö) 472,477 15,497
Iron Mountain, Inc.(ö) 190,249 19,514
Kilroy Realty Corp.(ö) 149,662 5,135
Kimco Realty Corp.(ö) 518,169 10,892
Kite Realty Group Trust(ö) 170,963 3,872
Mid-America Apartment Communities,
Inc.(ö) 87,161 12,901
Omega Healthcare Investors, Inc.(ö) 198,793 7,286
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PACS Group, Inc.(Æ) 39,186 506
Prologis, Inc.(ö) 419,730 44,122
Public Storage(ö) 88,944 26,098
Realty Income Corp.(ö) 177,428 10,222
Regency Centers Corp.(ö) 90,268 6,430
Ryman Hospitality Properties, Inc.(ö) 3,366 332
SBA Communications Corp.(ö) 16,136 3,789
Simon Property Group, Inc.(ö) 165,523 26,609
SmartStop Self Storage REIT, Inc. 117,790 4,268
Sun Communities, Inc.(ö) 164,116 20,759
Terreno Realty Corp.(ö) 3,047 171
UDR, Inc.(ö) 148,734 6,073
Ventas, Inc.(ö) 183,458 11,585
VICI Properties, Inc.(ö) 433,794 14,142
Vornado Realty Trust(ö) 7,039 269
Welltower, Inc.(ö) 380,853 58,549
Weyerhaeuser Co.(ö) 214,342 5,506
565,692
Total Common Stocks
(cost $729,637) 918,847
Short-Term Investments - 4.3%
United States - 4.3%
U.S. Cash Management Fund(@) 41,505,360 (∞) 41,493
Total Short-Term Investments
(cost $41,493) 41,493
Total Investments - 98.6%
(identified cost $771,130) 960,340
Other Assets and Liabilities,
Net - 1.4%
13,150
Net Assets - 100.0%
973,490

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
98 Global Real Estate Securities Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets Acquisition
Principal
Amount ($)
Cost per
Unit
Cost
(000)
Fair Value
(000)
Securities Date or shares $ $ $
0.5%
Cellnex Telecom SA 11/06/23 EUR 50,665 34.21 1,733
1,973
CTP NV 04/06/21 EUR 94,023 16.70 1,570
1,979
Frasers Logistics & Commercial Trust 03/20/25 SGD 1,813,600 0.68 1,236 1,220
5,172
For a description of restricted securities see note 9 in the Notes to Financial Statements.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 1,497 USD 54,326 09/25 (516)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å) (516)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 69 GBP 50 07/01/25 —
Bank of America USD 441 GBP 322 07/02/25 —
Bank of America AUD 1,188 USD 779 07/01/25 (3)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (3)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
Common Stocks
Australia $ — $ 57,793 $ —
$ —
$ 57,793 5 .9
Belgium — 10,525 —
—
10,525 1 .1
Canada 12,424 — —
—
12,424 1 .3
France — 24,059 —
—
24,059 2 .5
Germany — 24,452 —
—
24,452 2 .5
Hong Kong — 28,772 —
—
28,772 3 .0
Japan — 91,888 —
—
91,888 9 .4
Netherlands — 1,979 —
—
1,979 0 .2
Singapore — 28,464 —
—
28,464 2 .9
Spain — 5,200 —
—
5,200 0 .5
Sweden — 15,638 —
—
15,638 1 .6
Switzerland — 9,971 —
—
9,971 1 .0

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 99
*
Less than .05% of net assets.
**
Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total % of Net Assets
United Kingdom — 41,990 —
—
41,990 4 .3
United States 565,692 — —
—
565,692 58 .1
Short-Term Investments — — — 41,493 41,493 4 .3
Total Investments 578,116 340,731 — 41,493 960,340 98 .6
Other Assets and Liabilities, Net
1 .4
100 .0
Other Financial Instruments
A
Liabilities
Futures Contracts (516) — — — (516) (0 .1)
Foreign Currency Exchange Contracts (3) — — — (3) (—)
*
Total Other Financial Instruments
**
$ (519) $ — $ — $ — $ (519)
For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers into and out of Level 3 during the period ended June 30, 2025, if any, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value as of June 30, 2025, if any, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Common Stocks
Data Centers .......................................................................................
836
Diversified ..........................................................................................
202,560
Healthcare ..........................................................................................
99,017
Industrial ............................................................................................
125,618
Lodging/Resorts .................................................................................
30,103
Office ..................................................................................................
43,598
Residential ..........................................................................................
149,316
Retail ..................................................................................................
133,216
Self Storage ........................................................................................
55,285
Technology .........................................................................................
79,298
Short-Term Investments .......................................................
41,493
Total Investments ............................................................................... 960,340

See accompanying notes which are an integral part of the financial statements.
100 Global Real Estate Securities Fund
Russell Investment Funds
Global Real Estate Securities Fund
Fair Value of Derivative Instruments — June 30, 2025 (Unaudited)
Amounts in thousands
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Assets and Liabilities - Liabilities
0 0
Variation margin on futures contracts* $ 516 $ —
Unrealized depreciation on foreign currency exchange contracts — 3
Total
$ 516 $ 3
Derivatives not accounted for as hedging instruments
Equity
Contracts
Foreign
Currency
Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts $ 1,083 $ —
Foreign currency exchange contracts — (165)
Total
$ 1,083 $ (165)
Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
0 0
Futures contracts $ 1,616 $ —
Foreign currency exchange contracts — (27)
Total
$ 1,616 $ (27)
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
For further disclosure on derivatives see note 2 in Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 101
Amounts in thousands
Offsetting of Financial Liabilities and Derivative Liabilities
Description Location: Statement of Assets and Liabilities - Liabilities
Gross
Amounts of
Recognized
Liabilities
Gross
Amounts
Offset in the
Statement
of Assets
and
Liabilities
Net Amounts
of Liabilities
Presented in
the Statement
of Assets and
Liabilities
Foreign Currency Exchange Contracts Unrealized depreciation on foreign currency exchange contracts $ 3 $ — $ 3
Total Financial and Derivative Liabilities
3 — 3
Financial and Derivative Liabilities not subject to a netting agreement
(3) — (3)
Total Financial and Derivative Liabilities subject to a netting agreement
$ — $ — $ —
For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
102 Global Real Estate Securities Fund
Statement of Assets and Liabilities — June 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 771,130
Investments, at fair value(>) ........................................................................................................................................................
960,340
Foreign currency holdings(^) ....................................................................................................................................................... 5,617
Receivables:
Dividends and interest ...................................................................................................................................................... 3,435
Dividends from affiliated funds ....................................................................................................................................... 163
Investments sold ............................................................................................................................................................... 782
Fund shares sold ............................................................................................................................................................... 279
Foreign capital gains taxes recoverable ........................................................................................................................... 366
From broker(a) ................................................................................................................................................................. 4,729
Prepaid expenses .......................................................................................................................................................................... 5
Total assets ...............................................................................................................................................................
975,716
Liabilities
Payables:
Investments purchased ..................................................................................................................................................... 510
Fund shares redeemed ...................................................................................................................................................... 181
Accrued fees to affiliates .................................................................................................................................................. 687
Other accrued expenses .................................................................................................................................................... 333
Variation margin on futures contracts .............................................................................................................................. 512
Unrealized depreciation on foreign currency exchange contracts ............................................................................................... 3
Total liabilities ...........................................................................................................................................................
2,226
Net Assets ...............................................................................................................................................................
$ 973,490

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 103
Statement of Assets and Liabilities, continued — June 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 56,093
Shares of beneficial interest .........................................................................................................................................................
699
Additional paid-in capital ............................................................................................................................................................
916,698
Net Assets ...............................................................................................................................................................
$ 973,490
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 13.93
Net assets ............................................................................................................................................................................. $ 973,490,446
Shares outstanding ($.01 par value) ..................................................................................................................................... 69,872,144
Amounts in thousands
(^)     Foreign currency holdings - cost $ 5,591
(>)     Investments in affiliates, U.S. Cash Management Fund $ 41,493
(a)   Receivable from Broker for Futures $ 4,729
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
104 Global Real Estate Securities Fund
Statement of Operations — For the Period Ended June 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Dividends ......................................................................................................................................................................... $ 19,609
Dividends from affiliated funds ....................................................................................................................................... 953
Interest .............................................................................................................................................................................. 63
Less foreign taxes withheld ............................................................................................................................................. (649)
Total investment income ..............................................................................................................................................................
19,976
Expenses
Advisory fees ................................................................................................................................................................... 3,756
Administrative fees .......................................................................................................................................................... 235
Custodian fees .................................................................................................................................................................. 90
Transfer agent fees .......................................................................................................................................................... 21
Professional fees .............................................................................................................................................................. 63
Trustees’ fees .................................................................................................................................................................... 25
Printing fees ..................................................................................................................................................................... 19
Miscellaneous .................................................................................................................................................................. 63
Total expenses ..............................................................................................................................................................................
4,272
Net investment income (loss) .......................................................................................................................................................
15,704
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments ...................................................................................................................................................................... (1,164)
Investments in affiliated funds ......................................................................................................................................... (10)
Futures contracts .............................................................................................................................................................. 1,083
Foreign currency exchange contracts ............................................................................................................................... (165)
Foreign currency-related transactions .............................................................................................................................. 435
Net realized gain (loss) ................................................................................................................................................................
179
Net change in unrealized appreciation (depreciation) on:
Investments ...................................................................................................................................................................... 40,525
Investments in affiliated funds ......................................................................................................................................... 1
Futures contracts .............................................................................................................................................................. 1,616
Foreign currency exchange contracts ............................................................................................................................... (27)
Foreign currency-related transactions .............................................................................................................................. 129
Net change in unrealized appreciation (depreciation) ................................................................................................................. 42,244
Net realized and unrealized gain (loss) ........................................................................................................................................ 42,423
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 58,127

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 105
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2025
(Unaudited)
Fiscal Year Ended
December 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 15,704 $ 22,943
Net realized gain (loss) ....................................................................................................................... 179 3,368
Net change in unrealized appreciation (depreciation) ........................................................................ 42,244 (10,678)
Net increase (decrease) in net assets from operations .............................................................................. 58,127 15,633
Distributions
To shareholders ................................................................................................................................... (11,492) (21,676)
Net decrease in net assets from distributions ............................................................................................ (11,492) (21,676)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (1,961) (14,703)
Total Net Increase (Decrease) in Net Assets ........................................................................
44,674 (20,746)
Net Assets
Beginning of period .................................................................................................................................. 928,816 949,562
End of period .............................................................................................................................................
$ 973,490 $ 928,816
* Share transaction amounts (in thousands) for the periods ended June 30, 2025 and December 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Proceeds from shares sold 1,261 $ 16,838 2,501 $ 32,730
Proceeds from reinvestment of distributions 850 11,492 1,637 21,676
Payments for shares redeemed (2,252) (30,291) (5,019) (69,109)
Total increase (decrease)
(141) $ (1,961) (881) $ (14,703)

See accompanying notes which are an integral part of the financial statements.
106 Global Real Estate Securities Fund
Russell Investment Funds
Global Real Estate Securities Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
06/30/25 (ƣ) 12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Per-Share Data
– – – – – –
$ Net Asset Value, Beginning of Period 13.27 13.39 12.34 17.22 14.37 15.40
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(ƥ)(Ƃ)
.22 .32 .35 .28 .36 .26
$ Net Realized and Unrealized Gain (Loss) .60 (.13) .93 (4.86) 3.44 (1.09)
$ Total from Investment Operations .82 .19 1.28 (4.58) 3.80 (.83)
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.16) (.31) (.23) (.11) (.78) (.20)
$ Distributions from Net Realized Gain — — — (.12) (.17) —
$ Return of Capital — — — (.07) — —
$ Total Distributions (.16) (.31) (.23) (.30) (.95) (.20)
$ Net Asset Value, End of Period 13.93 13.27 13.39 12.34 17.22 14.37
% Total Return
(ǿ)(±)
6.24 1.42 10.55 (26.77) 27.19 (5.18)
– – – – – –
Ratios/Supplemental Data
– – – – – –
$ Net Assets, End of Period (000) 973,490 928,816 949,562 859,585 1,145,337 932,641
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)
.91 .91 .90 .91 .91 .91
% Expenses, Net
(Ƃ)(ɯ)
.91 .91 .90 .91 .91 .91
% Net Investment Income
(Ƃ)(ɯ)
3.35 2.41 2.82 1.99 2.22 1.94
% Portfolio Turnover Rate
(ǿ)
34 74 63 68 68 96

Russell Investment Funds
Global Real Estate Securities Fund
See accompanying notes which are an integral part of the financial statements.
Global Real Estate Securities Fund 107
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2025 were as follows:
.
Transactions (amounts in thousands) during the period ended June 30, 2025 with underlying funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 638,575
Administrative fees 39,911
Transfer agent fees 3,513
Trustees' fees 4,514
$ 686,513
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
U.S. Cash Management Fund $ 46,970 $ 151,189 $ 156,657 $ (10) $ 1 $ 41,493 $ 953 $ —
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 811,664,883 $ 160,163,952 $ (12,005,061) $ 148,158,891

Russell Investment Funds
Notes to Schedules of Investments — June 30, 2025 (Unaudited)
108 Notes to Schedules of Investments
Footnotes:
Abbreviations:
(Æ) Non-income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933, as amended (“the Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(
i )
All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
Consumer Price Index ( CPI ) or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street.
(0)
Weekly payment frequency .
(1)
Monthly payment frequency .
(2)
Quarterly payment frequency .
(3)
Semi-annual payment frequency .
(4)
Annual payment frequency .
(5)
Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
AONIA - Australian Overnight Index Average
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CORRA- Canadian Overnight Repo Rate Average
CPI - Consumer Price Index
CVO - Contingent Value Obligation
EBITDA – Earnings Before Interest, Taxes, Depreciation, and Amortization
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
EUTA – Eurozone Tobacco Index
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index

Russell Investment Funds
Notes to Schedules of Investments, continued — June 30, 2025 (Unaudited)
Notes to Schedules of Investments 109
Foreign Currency Abbreviations:
HIBOR – Hong Kong Interbank Offered Rate
HICP – Harmonized Index of Consumer Prices
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
NSA – Not Seasonally Adjusted
NSERO – India National Stock Exchange Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SONIA – Sterling Overnight Index Average
STIBOR – Stockholm Interbank Offered Rate
STRIPS - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
TONAR – Tokyo Overnight Average Rate
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Funds
Notes to Financial Highlights — June 30, 2025 (Unaudited)
110 Notes to Financial Highlights
(ƣ) For the period ended June 30, 2025 (Unaudited).
(ƥ) Average daily shares outstanding were used for this calculation.
(Ƃ) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”).
(Ɵ) Less than $.01 per share.
(ǿ) Periods less than one year are not annualized.
(ɯ) Periods less than one year are annualized.
(±) The total return does not reflect any Insurance Company Separate Account or Policy Charges.
(∆) For the following funds, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:
For the period ended U.S. Strategic Equity Fund U.S. Small Cap Equity Fund
June 30, 2025 0.80% 1.05%
December 31, 2024 0.80% 1.03%
December 31, 2023 0.82% 1.02%
December 31, 2022 0.84% 1.03%
December 31, 2021 N/A 1.05%
December 31, 2020 N/A 1.10%

Russell Investment Funds
Notes to Financial Statements — June 30, 2025 (Unaudited)
Notes to Financial Statements 111
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. These financial statements report on five of these funds (each a “Fund” and collectively the
“Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of
1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements)
refers to the six months ended June 30, 2025.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Segment Reporting
Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and has operating results that are regularly reviewed by its chief operating decision maker
(“CODM”) to assess performance and make resource allocation decisions. The Funds’ adviser, Russell Investment Management,
LLC (“RIM”), serves as the CODM. Since RIM evaluates each Fund holistically, each Fund is a single reporting segment. RIM uses total returns, Fund expense information, and share transactions presented in the Funds’ financial statements to assess the single segment performance and make decisions. The accounting policies of the segment are the same as those described in this
“Significant Accounting Policies” note. Segment assets and significant expenses are reflected in each Funds’ Statement of Assets and Liabilities and Statement of Operations, respectively.
Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-09, Improvements to Income Tax
Disclosures, which amends quantitative and qualitative income tax disclosure requirements to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.
Security Valuation
The Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Funds. With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated RIM, the Funds’
adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act. However, the Board retains oversight over the valuation process.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
112 Notes to Financial Statements
necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as
Level 2 of the fair value hierarchy. Such fixed income securities that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S.
GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Notes to Financial Statements 113
the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency exchange contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter (“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker-dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker-dealer quotations are categorized as Level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight Index
Swap (“OIS”) rate and Secured Overnight Financing Rate (“SOFR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of portfolio instruments that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV.
Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing more often (typically daily) since significant events may occur between the close of foreign markets and the time of pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S.
securities market (defined in the fair value procedures as the movement of a single major U.S. index); a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or other emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes or pricing service prices are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIM and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data
(e.g., trade information or broker quotes). When RIM applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIM believes accurately reflects fair value and will be categorized as Level
3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
114 Notes to Financial Statements
securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIM would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIM employs third-party pricing vendors to provide fair value measurements. RIM oversees third-party pricing service providers in order to support the valuation process.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds’ private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company. These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Increases (decreases) in the discount rates would result in a lower (higher) fair value measurement, while increases (decreases) in EBITDA multiples and projected cash flows would result in a higher (lower) fair value measurement.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIM may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIM does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIM is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management’s estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. Losses realized on principal paydowns may result in negative interest income on the Fund’s Statement of Operations if there is insufficient interest income to offset such losses. All premiums and discounts, including original issue discounts, are amortized/accreted using the

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Notes to Financial Statements 115
effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”), and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of June 30, 2025, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2021 through December 31,
2023, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Dividends and Distributions to Shareholders
For all Funds, income, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:
The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust (“REIT”)
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of REIT shares and other investments.
Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Most expenses can be directly attributed to the individual
Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Declared Payable Funds
Quarterly April, July, October and mid-December U.S. Strategic Equity, U.S. Small Cap Equity, Strategic Bond
and Global Real Estate Securities Funds
Annually Mid-December International Developed Markets Fund

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
116 Notes to Financial Statements
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions;
the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Capital Gains Taxes
The Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The
International Developed Markets, Strategic Bond, and Global Real Estate Securities Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of June 30, 2025. The accrual for capital gains and repatriation taxes is included in total distributable earnings (losses) in the
Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain
(loss) on investments and change in unrealized gain (loss) on investments in the Statements of Operations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include, among others, options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign currency exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause such Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, operational risk, legal risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the broker’s customer accounts.
While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Notes to Financial Statements 117
traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as receivables for variation margin on futures contracts and payables for variation margin on futures contracts. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at fair value (securities) or receivable from broker. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as due to broker. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.
The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended June 30, 2025, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.
The financial derivative instruments outstanding as of period end on the Schedules of Investments and the amount of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed on the Fair Value of Derivative Instruments tables, serve as indicators of the volume of financial derivative activity for the Funds.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.
For the period ended June 30, 2025, the following Funds entered into FX contracts primarily for the strategies listed below:
Options
Certain Funds may purchase and sell (write) both call and put options on securities, securities indexes, foreign currencies and other assets. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the
Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets and trade settlement
Strategic Bond Fund Return enhancement and hedging
Global Real Estate Securities Fund Exposing cash to markets and trade settlement

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
118 Notes to Financial Statements
Certain Funds may enter into swaptions (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended June 30, 2025, the Funds did not purchase or sell any options.
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended June 30, 2025, the following Funds entered into futures contracts primarily for the strategies listed below:
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/or index) and/or currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner)
from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as SOFR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties’ obligations are determined on a
“net basis”. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act
Funds Strategies
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Notes to Financial Statements 119
as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the seller may be unable to deliver the underlying debt security to the other party to the agreement.
Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund would enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, the Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default
(or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (i.e., the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events)
of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
120 Notes to Financial Statements
amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30,
2025, for which the Fund is the seller of protection, are disclosed in the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the
Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended June 30, 2025, the Strategic Bond Fund entered into credit default swaps primarily for return enhancement, hedging and exposing cash to markets.
Interest Rate Swaps
Certain Funds may enter into interest rate swaps. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Fund’s risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended June 30, 2025, the Strategic Bond Fund entered into interest rate swaps primarily for return enhancement, hedging and exposing cash to markets.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a
“basket” of securities representing a particular index).
For the period ended June 30, 2025, the Funds did not enter into any total return swaps.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Notes to Financial Statements 121
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended June 30, 2025, the Funds did not enter into any currency swaps.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master
Agreements”) with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the
Funds and those counterparties. The ISDA Master Agreements contain provisions for, among other things, general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable
ISDA Master Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements contain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.
Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
122 Notes to Financial Statements
expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds seek to minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The U.S. Strategic Equity and U.S. Small Cap Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. The U.S. Strategic Equity Fund and U.S. Small Cap Equity
Fund may engage in short sale transactions that are effected through State Street Bank and Trust Company (“State Street”)
but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in a Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State
Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the
Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. These requirements may result in the Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
Dividend expenses for short sales are recorded on the ex-dividend date while interest expenses on short sales are accrued daily.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Notes to Financial Statements 123
As of June 30, 2025, the market value of securities on loan through the reciprocal lending program for the U.S. Strategic Equity and U.S. Small Cap Equity Funds was $27,776,590 and $6,300,644, respectively.
As of June 30, 2025, the U.S. Strategic Equity and U.S. Small Cap Equity Funds held $39,977,709 and $9,040,473 respectively, as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3%
of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. government or U.S. government agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. The collateral received is recorded on a lending Fund’s Statement of Assets and
Liabilities along with the related obligation to return the collateral.
To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity (including as a result of a significant reduction in the number of market participants or transactions); significant price volatility; restrictions on foreign investment; possible difficulties in the repatriation of investment income and capital including as a result of the closure of securities markets in an emerging market country; and generally, less stringent investor protection standards as compared with investments in U.S. or other developed market equity securities. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures for such securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Emerging market countries may be more likely to experience the imposition of economic sanctions by foreign governments. In addition, emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, all material information may not be available or reliable. U.S.
regulatory authorities’ ability to enforce legal and/or regulatory obligations against individuals or entities, and shareholders’
ability to bring derivative litigation or otherwise enforce their legal rights, in emerging market countries may be limited.
Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities.
With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, potentially due either to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
124 Notes to Financial Statements
to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-
agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to prime loans, subprime loans,
Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to prime, subprime, Alt-A and non-conforming mortgage loans may be susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of
MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae
(the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Notes to Financial Statements 125
requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and
Freddie Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and
(ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
126 Notes to Financial Statements
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
The Strategic Bond Fund may invest in to-be-announced (“TBA”) mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The Fund may enter into TBA commitments to purchase securities and/or enter into TBA sale commitments to hedge its portfolio positions, to sell securities it owns under delayed delivery arrangements, or take a short position in mortgage-backed securities. Due to timing differences, TBAs may be reflected as Securities Sold Short in the Schedule of Investments. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of June 30, 2025, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.
Global financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a
Fund. This could cause a Fund to underperform other types of investments.

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Notes to Financial Statements 127
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.
Public health events have also adversely affected the global economy, global supply chains and the securities in which the Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect a Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect a Fund’s investments and performance.
Russia’s large-scale invasion of Ukraine in early 2022 and the geo-political events that followed have impacted the Funds’
operations. The Funds are restricted from trading and repatriating any currency or securities denominated in Russian Rubles, therefore the fair value of Russian securities held by the Funds were valued at zero shortly after the invasion. Certain of these securities may have produced income prior to the onset of the conflict, but are considered non-income producing until income balances are able to be repatriated in the future.
3. Investment Transactions
Securities
During the period ended June 30, 2025, the Funds’ purchases and sales of investment securities (excluding U.S. government and agency obligations, short-term investments, options and repurchase agreements) were as follows:
During the period ended June 30, 2025, the Funds’ purchases and sales of U.S. government and agency obligations (excluding short-term investments, options, and repurchase agreements) were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the
Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
Funds Purchases Sales
U.S. Strategic Equity Fund $ 236,697,348 $ 253,951,201
U.S. Small Cap Equity Fund 86,176,596 99,304,316
International Developed Markets Fund 74,581,891 88,815,653
Strategic Bond Fund 248,648,113 147,464,241
Global Real Estate Securities Fund 324,653,446 306,059,437
Fund Purchases Sales
Strategic Bond Fund $ 38,806,447 $ 25,943,486

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
128 Notes to Financial Statements
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. RIM has waived its 0.05% advisory fee for the unregistered fund. RIFUS charges a 0.05% administrative fee to the unregistered fund. Each Fund’s investment in the U.S.
Cash Management Fund is disclosed within the Fund’s Schedule of Investments.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each of the Funds pays the following annual advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. The annual administrative fee of up to 0.05% specified in the table below is based on the average daily net assets of each Fund and is payable monthly to RIFUS.
* Administrative fees are assessed on total Fund net assets based on a tiered fee schedule.
The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2025:
RIM has agreed to certain waivers of its advisory fees as follows:
For the U.S. Strategic Equity Fund, RIM contractually agreed, until April 30, 2025, to waive 0.04% of its advisory fee. Effective
May 1, 2025, RIM contractually agreed, until April 30, 2026, to waive 0.04% of its advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30,
2025 was $118,061.
For the U.S. Small Cap Equity Fund, RIM contractually agreed, until April 30, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 1.05% of the average daily net assets of the Fund on an annual basis. Effective May 1, 2025, RIM contractually agreed, until May 31, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 1.05% of the average daily net assets of the Fund on an annual basis. Effective
June 1, 2025, RIM contractually agreed, until April 30, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 1.026% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include contingency fees paid to vendors for foreign tax reclaims and for certain securities litigation recoveries, infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the
Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2025 was $32,379. There were no reimbursements for the period ended June 30, 2025.
For the International Developed Markets Fund, RIM contractually agreed, until April 30, 2025, to waive 0.02% of its advisory fee. Effective May 1, 2025, RIM contractually agreed, until May 31, 2025, to waive 0.02% of its advisory fee. Effective June
1, 2025, RIM contractually agreed, until April 30, 2026, to waive 0.05% of its advisory fee. This waiver may not be terminated
Annual Rate
Funds Advisory (%) Administration (%)*
U.S. Strategic Equity Fund 0.73 Up to 0.05
U.S. Small Cap Equity Fund 0.90 Up to 0.05
International Developed Markets Fund 0.90 Up to 0.05
Strategic Bond Fund 0.55 Up to 0.05
Global Real Estate Securities Fund 0.80 Up to 0.05
Funds Advisory Administrative
U.S. Strategic Equity Fund
$ 2,154,605 $ 147,576
U.S. Small Cap Equity Fund
877,693 48,761
International Developed Markets Fund
1,591,707 88,428
Strategic Bond Fund
2,354,982 214,089
Global Real Estate Securities Fund
3,755,758 234,735

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Notes to Financial Statements 129
during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2025 was
$44,750.
For the Strategic Bond Fund, RIM contractually agreed, until April 30, 2025, to waive 0.01% of its advisory fee. Effective May
1, 2025, RIM contractually agreed, until April 30, 2026, to waive 0.01% of its advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended June 30, 2025 was
$42,818.
RIM does not have the ability to recover amounts waived or reimbursed from previous periods
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2025 were as follows:
Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as the distributor for RIF, pursuant to a distribution agreement with RIF. The Distributor receives no compensation from the Investment Company for its services.
Affiliated Brokerage Transactions
Substantially all of the equity transactions that RIM effects for the Funds are executed through Russell Investments Implementation
Services, LLC (“RIIS”), a registered broker and an affiliate of RIM. This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the Funds, which is a financial incentive for RIM to favor the ongoing selection of RIIS for execution of the Funds’ equity transactions. To oversee its use of RIIS to execute equity transactions for the Funds,
RIM reviews third-party reports regarding RIIS’ trade execution quality and commission rates relative to commission rates for comparable services. RIIS uses a multi-venue trade approach whereby RIIS trades through its network of independent venues, including third-party brokers for clearing and settlement services, to which RIIS pays a portion of its commission.
A money manager may effect portfolio transactions for the segment of a Fund’s portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including RIIS, as well as with brokers affiliated with other money managers.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment Company Act. Further, as defined under the procedures, each transaction is effected at the current market value.
During the period ended June 30, 2025, the Funds did not engage in purchases and sales of securities pursuant to Rule 17a -7 of the Investment Company Act.
Board of Trustees – (Form N-CSR Item 10)
The Russell Investments fund complex consists of Russell Investment Company (“RIC”), RIF, Russell Investments Exchange
Traded Funds (“RIETF”), the Russell Investments Strategic Credit Fund (“RISCF”), and the Russell Investments New Economy
Infrastructure Fund (“RINEIF”). Each of the Trustees on the Board is a Trustee of RIC, RIF, RIETF, RISCF, and RINEIF.
The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
Funds Amount
U.S. Strategic Equity Fund
$ 12,987
U.S. Small Cap Equity Fund
4,291
International Developed Markets Fund
7,782
Strategic Bond Fund
18,840
Global Real Estate Securities Fund
20,657

Russell Investment Funds
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
130 Notes to Financial Statements
For the period ended June 30, 2025, the total compensation paid to the Trustees by the Russell Investments fund complex was
$1,207,000. Trustees’ fees accrued for each Fund for the period ended June 30, 2025 are shown in each Fund’s Statement of
Operations.
5. Federal Income Taxes
As of June 30, 2025, the following Funds had net tax basis capital loss carryforwards which may be applied against net realized taxable gains, if any. Available capital loss carryforwards are as follows:
6. Record Ownership
As of June 30, 2025, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Commitments and Contingencies
The Strategic Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of
Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. The unfunded loan commitments are footnoted in the Schedule of Investments. As of June 30, 2025, the Funds
had no unfunded loan commitments.
8. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 11, 2026, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended June 30, 2025.
9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.
No Expiration
Funds Short-Term Long-Term Totals
Strategic Bond Fund
$ 68,865,681 $ 98,003,865 $ 166,869,546
Global Real Estate Securities Fund
73,762,868 34,228,977 107,991,845
Funds # of Shareholders %
U.S. Strategic Equity Fund
2 75.9
U.S. Small Cap Equity Fund
2 85.6
International Developed Markets Fund
2 80.8
Strategic Bond Fund
1 67.2
Global Real Estate Securities Fund
2 83.6

Russell Investment Funds
Affiliated Brokerage Transactions — June 30, 2025 (Unaudited)
Affiliated Brokerage Transactions 131
As discussed in Note 4 in the Notes to Financial Statements contained in this semi-annual report, substantially all of the equity transactions that RIM effects for the Funds are executed through Russell Investments Implementation Services, LLC (“RIIS”),
a registered broker and an affiliate of RIM. This presents a conflict of interest because RIIS generates revenue from executing equity transactions for the Funds, which is a financial incentive for RIM to favor the ongoing selection of RIIS for execution of the
Funds' equity transactions. To oversee its use of RIIS to execute equity transactions for the Funds, RIM reviews third-party reports regarding RIIS’ trade execution quality and commission rates relative to commission rates for comparable services. RIIS uses a multi-venue trade approach whereby RIIS trades through its network of independent venues, including third-party brokers for clearing and settlement services, to which RIIS pays a portion of its commission. A money manager may effect portfolio transactions for the segment of a Fund's portfolio assigned to the money manager with a broker-dealer affiliated with a Fund, the money manager or RIM, including RIIS, as well as with brokers affiliated with other money managers. RIIS may also execute foreign currency transactions (“FX transactions”) on an agency basis on behalf of the Funds. RIIS may charge the Funds an agency fee for effecting
FX transactions.
The table below sets forth: (1) the aggregate dollar amount of brokerage commissions paid by the Funds for the period ended June
30, 2025 to any broker that is an affiliated person of a Fund, RIM or the relevant money manager; (2) for RIIS, an affiliated person of RIM, the net amount of the RIIS commission after payment by RIIS of any commissions or fees to third party brokers, generally for clearing and settlement services; and (3) agency fees paid to RIIS for effecting foreign currency transactions ("FX Fees").
Funds
Affiliated
Broker
Total
Commissions
RIIS
Net
RIIS
FX Fees
U.S. Strategic Equity Fund RIIS $ 8,151 $ 7,172 $ ‒
U.S. Small Cap Equity Fund RIIS 19,594 17,157 51
International Developed Markets Fund RIIS 16,819 13,133 13,014
Global Real Estate Securities Fund RIIS 47,028 39,784 23,315

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement — (Unaudited)
132 Basis for Approval of Investment Advisory Agreement
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”)
voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the
“Agreements”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The Board, including all of the Independent Trustees, considered and approved the continuation of the Agreements at a meeting held in person on May 19,
2025 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds, sales and redemptions of the Funds’ shares, management of the
Funds and other services provided by RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered: (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information (the “Third-Party Provider”) comparing (i) the performance of the Funds over various time periods and (ii) the Funds’ respective operating expenses as of each Fund’s last fiscal year end, with other peer funds not managed by RIM, believed by the Third-Party Provider to be generally comparable to the Funds (the “Third-
Party Information”). In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable
Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe”
in the case of performance comparisons, and the Fund’s “Expense Universe” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the Agreements are collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility (“Other RIM Funds”) with respect to services provided by RIM, RIM’s affiliates and each Money
Manager. The Trustees received a memorandum from counsel to the Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the Independent Trustees separately received a memorandum regarding their responsibilities from their Independent Counsel.
At meetings held virtually on April 7, 2025 and April 14, 2025, the Independent Trustees met privately with Independent Counsel to discuss the Agreement Evaluation Information received prior to those dates. At a meeting held in person on April 21, 2025, the
Independent Trustees met privately with Independent Counsel to discuss the Agreement Evaluation Information. At a meeting held in person on April 22, 2025 (the “Agreement Information Review Meeting”), the Board, including the Independent Trustees, in preparation for the Agreement Evaluation Meeting, met: (1) in an executive session with a representative of TA Associates
Management, L.P. (“TA Associates”), at which (i) Independent Counsel, (ii) Fund Counsel, (iii) the Chairman and Chief Executive
Officer of RIM’s ultimate parent company; (iv) the Chief Financial Officer of RIM and RIM’s ultimate parent company, and (v) the
President, Chief Executive Officer and non-Independent Trustee of the Funds, who is also a Director of RIM and Vice Chairman of
RIM’s ultimate parent company, were present; (2) met with representatives of RIM; and then (3) the Independent Trustees met in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to further review and discuss the Agreement Evaluation Information received to that date. On the basis of that review, at the conclusion of the
Agreement Information Review Meeting, the Independent Trustees requested that RIM consider additional advisory fee waivers for the RIF U.S. Small Cap Equity Fund and RIF International Developed Markets Fund . RIM’s proposal for a decrease in the direct fund-level cap and an additional advisory fee waiver, respectively, was provided to the Board on May 5, 2025. On May 12, 2025, the Independent Trustees met by video conference in a private session with Independent Counsel to further discuss the Agreement
Evaluation Information provided to date.
At the Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent Counsel to review the additional or updated Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the
Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management,
Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Information Review Meeting and the Agreement Evaluation Meeting as part of this review encompassed the Funds and all Other RIM Funds. Information received by the Board, including the Independent Trustees, prior to and at the

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreement 133
Agreement Information Review Meeting, the Agreement Evaluation Meeting, and other meetings identified above is included in the Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees again met in private session with Independent Counsel to consider Agreement Evaluation Information received from RIM and management at and prior to the Agreement Evaluation Meeting. The discussion below reflects the culmination of all of these reviews.
In evaluating the Agreements, the Board considered that each of the Funds employs a manager-of-managers method of investment and that such Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from many other investment companies. Specifically, the Board considered that RIM has engaged multiple unaffiliated Money Managers for the Funds and is responsible for paying fees to the Money Managers (“Money Manager Fees”) out of the advisory fees paid by the Funds to RIM for its services under the RIM Agreement. A Money Manager may have (1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Fund’s assets to manage directly and for which it selects and trades the individual portfolio securities for the assets assigned to it; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Fund; or
(3) both a discretionary and a non-discretionary assignment. Money Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same Money Manager.
The Board considered that RIM (rather than any Money Manager) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund. In this regard, assets of each Fund are allocated among
RIM and the multiple Money Manager strategies selected by RIM for that Fund. RIM may change a Fund’s asset allocation to a
Money Manager at any time, including by allocating no Fund assets to one or more Money Manager strategies. In addition, RIM continues to manage the investment of each Fund’s cash and portions of a Fund during transitions between discretionary Money
Managers. RIM also continues to manage directly any portion of each Fund’s assets that RIM determines not to allocate to Money
Manager strategies. Most Funds usually, but not always, pursue a strategy of being fully invested by exposing all or a portion of their cash to the performance of certain markets by purchasing equity securities, fixed income securities and/or derivatives. This cash
“equitization” strategy is managed by RIM and is intended to cause a Fund to perform as though its cash were actually invested in those specified markets or strategies. With respect to the portion of a Fund that RIM manages based upon non-discretionary Money
Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation,” or “emulation,” process designed to capture return streams of multiple Money Managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM stated its belief that the Funds benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs (including the impact of lower trading volume on custody charges) and lower turnover from reduced trading volumes, the potential for additional commission recapture, improved portfolio efficiency and control by enabling the implementation team more options for controlling investment exposures, managing cash flows and rebalances between Money Manager strategies, and managing Money Manager transitions. The Board noted the variety and complexity of investment advisory services that RIM provides to the Funds under the RIM Agreement.
RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money
Managers for each Fund and for actively managing allocations and reallocations of its assets among Money Manager strategies and RIM itself. Each discretionary Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the Fund assigned to it by RIM in accordance with the Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio securities, and the Money Manager’s specified role in a Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from, RIM. For each Fund, RIM is responsible for, among other things, providing each
Money Manager with the investment guidelines and policies for the Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Fund; generally supervising compliance by the discretionary Money Managers and, as applicable, the non-discretionary Money Managers with each Fund’s investment objective and policies; with respect to Funds with non-discretionary Money Managers, purchasing and selling securities for the Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing Fund assets that are not allocated to Money
Manager strategies; managing the Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal,

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
134 Basis for Approval of Investment Advisory Agreement
modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions of new Money Managers or terminations or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM provides each Money Manager with specific investment guidelines based on a Fund’s investment program and RIM’s assessment of the Money Manager’s expertise and investment style whereby RIM attempts to capitalize on the strengths of each Money Manager and to combine their investment activities in a complementary fashion. Therefore, RIM’s selection of Money Managers is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same
Fund. In light of the foregoing, the overall performance of each Fund has reflected, in great part, the performance of RIM in designing the Fund’s investment program, structuring the Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and RIM in a manner designed to achieve the investment objectives of the Fund. In the Agreement
Evaluation Information, RIM noted the broad array of investment management services provided to the Funds by RIM and the relatively narrow scope of portfolio management services provided to the Funds by Money Managers.
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for Money
Manager Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the Funds. In the Agreement Evaluation Information, RIM advised the Board that Money Manager Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit. RIM advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet a Fund’s objective taking into account Money Manager Fees. These tools include, among others, Money Manager selection, Money Manager allocation, Money Manager Fee negotiations, guideline customization and RIM’s direct management of a portion of the Funds’ assets (as further described below).
The Board considered that the prospectuses for the Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each such Fund, rather than the investment selection or recommendation role of the Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIM’s reputation and experience in managing the Funds’ manager-of-managers structure.
The Board also considered the demands and complexity of managing the Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Funds and the possibility that, at the current expense ratio of each Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.
In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating the renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIM;
2. The advisory fee paid by the Fund to RIM for its services under the RIM Agreement (the “Advisory Fee”), and the fact that RIM pays all Money Manager Fees out of its Advisory Fee;
3. The combined Advisory Fee paid to RIM and the administrative fee paid to RIM’s wholly owned subsidiary for administrative services (the “Administrative Fee,” and together with the Advisory Fee, the “Management Fee”);
4. The performance of the Funds relative to their respective benchmark indices and Comparable Funds;
5. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund, including any administrative or transfer agent fees, any fees received for management or administration of the fund in which the Funds invest their uninvested cash, and commissions or other compensation in connection with the execution of portfolio securities and foreign exchange transactions;
6. Information provided by RIM as to expenses incurred by the Fund;

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreement 135
7. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund
(excluding sales and client service expenses); and
8. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the
Fund.
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIM and RIM’s ultimate parent company certain initiatives and growth strategies involving new and potential new client relationships, new and expected new product offerings, certain changes in senior personnel and the impact of other recent changes in Russell Investments’ (as defined below) personnel providing services to the Funds. The President and Chief Investment Officer of Russell Investments discussed with the Board the performance of certain Funds, how Russell
Investments measures performance success, and recent and planned investment process enhancements.
The Board also discussed the Funds’ compliance program with the Funds’ Chief Compliance Officer (“CCO”), including certain items reported in the annual report of the CCO required under Rule 38a-1 of the 1940 Act (the “Annual CCO Report”). The Annual
CCO Report included the status of projects, initiatives and enhancements in the past year related to the compliance program that the CCO identified in connection with last year’s Annual CCO Report. The Annual CCO Report also included information on the resources of the compliance program and the status of various compliance, operations and technology initiatives previously discussed with the Board. The CCO and Russell Investments’ Global Chief Compliance Officer discussed with the Board, and the
Board noted, certain enhancements made to the compliance programs of RIM and the Funds over the past year and suggestions for additional enhancements going forward, certain staffing changes and areas of focus for the upcoming year. The CCO advised the Board that the Funds and RIM, with respect to the services RIM provides to the Funds, have each adopted and effectively implemented written policies and procedures that are reasonably designed to prevent violation of the Federal Securities Laws (as such term is defined in the 1940 Act).
RIM is an indirect wholly owned subsidiary of Russell Investments Group, Ltd., through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest (as “control” is defined in the 1940 Act) through certain Reverence
Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). Certain of Russell Investments’
employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling positions in Russell Investments.
In connection with the Board’s initial approval of the RIM Agreement in 2015, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”)
could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the
RIM Agreement and, thereafter, to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the
1940 Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information
Review Meeting, among other things, the status of TA Associates’ indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, including in light of the current market environment, current debt levels, capital structure and liquidity of Russell Investments Group, Ltd., and the impact of certain changes in Russell Investments’ senior management were discussed. The Board was not advised of any change in TA Associates’ ultimate plans regarding its ownership interest in Russell Investments. The Board was advised of TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the Funds.
As noted above, RIM, in addition to managing the investment of each Fund’s cash, directly manages a portion (which may represent a significant portion) of the Funds pursuant to the RIM Agreement, with the actual allocation of Fund assets among Money
Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). RIM may utilize tools such as
“optimization,” which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication.
For certain Funds, RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
136 Basis for Approval of Investment Advisory Agreement
direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” While no new direct management strategies were implemented in 2024, the Board has been advised that, where appropriate in its judgment, RIM may continue exploring the possible addition of new or expansion of existing Direct Management Services. Therefore, larger portions of certain Funds may be managed directly by RIM pursuant to the Direct Management Services.
According to RIM, its portfolio managers combine Money Manager strategies and, through RIM’s Direct Management Services, align exposures with RIM’s preferred positioning by seeking to precisely manage portfolio exposures as well as to generate alpha as they construct portfolios. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of a Fund. RIM’s Direct Management Services are used in conjunction with allocations to Money Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Funds consequently may be increased, although RIM noted that it incurs additional costs in providing Direct Management Services. RIM advised the Board that allocations, or increased allocations, of Fund assets to Direct Management Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager Fee reduction may reduce its costs of providing investment advisory services to the Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit, including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management Services. The
Board also considered information provided by RIM as to the potential benefits of the Direct Management Services to the Funds, and the fact that the aggregate Advisory Fees paid by the Funds are not increased as a result of RIM’s direct management of Fund assets as part of the Direct Management Services or otherwise.
The Board noted that changes in the allocation of assets among Money Manager strategies or to Direct Management Services, as well as changes in the allocation of affiliated funds-of-funds’ assets among the Funds, may result directly in higher related costs to affected Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
RIM advised the Board that, in order to preserve flexibility and to manage risks, and consistent with the terms of the manager-of-
managers exemptive order, in 2019 RIM created Money Manager “bench” lineups for certain Funds, whereby those Funds have
Board-approved portfolio management contracts with Money Managers that are not funded (i.e., have an asset allocation of zero).
In the Agreement Evaluation Information, RIM advised the Board that the opportunity to decrease a Money Manager’s allocation to zero, but not terminate the Money Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a Money Manager that may otherwise be closed to new business. The Board noted that RIM does not believe there are any detriments to the Funds or RIM from the use of a Money Manager bench. RIM has advised the Board that RIM may add Money Managers to, or remove
Money Managers from, a Money Manager bench lineup for Funds, or create Money Manager bench lineups for additional Funds.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Funds in recent years and described additional changes that have been implemented or are underway, and the impact of such changes, to the investment advisory services provided to the Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• The Direct Management Services described above.
• Most discretionary Money Manager equity assignments were previously converted to non-discretionary assignments, thereby implementing emulation for those Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Funds of emulation. RIM noted that, in implementing emulation for most equity assignments for the Funds, it assumes various additional risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Fund equity portfolio transactions through an affiliated broker that receives a portion of the commissions paid by the Funds for effecting some of these transactions. For such equity transactions, the Funds pay
RIM’s affiliated broker dealer commission rates that are determined by an oversight committee of RIM. According to RIM, the
Funds pay the same commission rates regardless of whether the affiliated broker dealer receives any portion of the commission.

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreement 137
RIM noted certain enhancements in recent years to the emulation process, including increasing the frequency of receipt of certain
Money Manager model portfolios, the utilization of a risk-based portfolio dashboard and model liquidity monitoring. While RIM generally implements Money Manager equity strategies via emulation, RIM has determined and may determine that certain Money
Manager equity strategies should be implemented by Money Managers on a discretionary basis.
• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future. RIM advised the Board that it has not experienced, and does not expect to experience, any diminution in the nature, scope or quality of services provided by Money Managers as a result of renegotiated Money Manager Fees.
• Benchmark changes for certain Funds to comply with new SEC regulations.
In evaluating the Funds’ Advisory Fees and Management Fees, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain Funds and their respective Comparable
Funds in pursuing their investment objectives.
To assist the Board’s evaluation of the Advisory Fees, Management Fees and total expenses of the Funds, RIM provided comparisons and discussion of the Management Fees and total expenses of each Fund on an adjusted basis to reflect the annualized impact of advisory fee waivers and expense caps, as applicable, that were implemented in 2024 relative to the management fees and total expenses of such Fund’s Comparable Funds included in the Third-Party Information (the “Annualized Information”).
The Annualized Information included, among other things, comparisons of the Funds’ Management Fees with the management fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers and/or expense caps implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Annualized Information showed, among other things, that each Fund had a Management Fee which, compared with the management fees of its respective Comparable Funds on an actual basis, was ranked in the fifth quintile of its Expense Universe for that expense component. In these rankings, the first quintile represents funds with the lowest management fees among funds in the Expense Universe, and the fifth quintile represents funds with the highest management fees among funds in the Expense Universe. The comparisons were based upon the latest fiscal years for the Expense Universe funds.
The Funds are distributed exclusively to holders of variable annuity and variable life insurance contracts issued by insurance companies (“Insurance Contract Holders”). Among other things, RIM previously noted that meaningful comparisons of management fees between funds affiliated with insurance companies issuing variable annuity and life insurance policies to Insurance Contract
Holders and funds that are not affiliated with such insurance companies, such as the Funds, are difficult as insurance companies have flexibility to allocate certain fees between the variable annuity and variable life insurance contracts held by Insurance Contract
Holders and the affiliated underlying funds. RIM also noted the administrative services provided by an insurance company to
Insurance Contract Holders invested in the Funds and the costs associated with the provision of such administrative services. RIM explained that these administrative services benefit these Funds’ Insurance Contract Holders and are necessary for the operation of the Funds.
In discussing the Funds’ Management Fees generally, RIM noted, among other things, that its Management Fees for the Funds encompass services that are typical to services provided by investment advisers to the Funds’ Comparable Funds, as well as transition management services that enable efficient and cost-effective asset transition events and the administration of a cash equitization program.
RIM also advised the Board that its pre-tax profit margin from its relationships with the Funds increased slightly in 2024, and RIM’s
2024 pre-tax profit margin in providing investment advisory services to the Funds is higher than the median of the operating profit margins of public investment management company peers (in each case, including sales and client service expenses) based on a survey conducted as of September 30, 2024, reflecting the prior 12 months.
The Board considered each Fund’s Advisory Fee and Management Fee on both a standalone basis and in the context of the Fund’s total expense ratio. The Board also considers the various expense components, other than the Advisory Fee and Management Fee, that comprise each Fund’s total expense ratio, and the extent to which such expense components contribute to each Fund’s total expense rankings within its Expense Universe. The Board has engaged, and continues to engage, in discussions with RIM to

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
138 Basis for Approval of Investment Advisory Agreement
identify opportunities, where appropriate, for improving the Advisory Fee, Management Fee and/or total expense comparisons for certain Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.
At the Agreement Information Review Meeting and the Agreement Evaluation Meeting, the Board reviewed and discussed with
RIM the Management Fees and total expense ratios of the Funds relative to their respective Comparable Funds, including the fee waivers or expense caps RIM had previously implemented and agreed to implement in the future to reduce Management Fees and/or total expenses for certain Funds, and Comparable Fund fee and expense trending year-over-year. Based on that review and discussions with RIM, including discussions with RIM regarding the reasonableness of various components of certain Funds’ total expense ratio other than its Management Fee, the Independent Trustees will continue to evaluate and engage in ongoing discussions with management regarding Management Fee and total expense comparisons.
The Board considered RIM’s explanation of the reasons for each Fund’s actual Management Fee rankings. RIM expressed its belief that each Fund’s Management Fee was fair and reasonable notwithstanding the Annualized Information comparisons based on, and as discussed in, the Agreement Evaluation Information.
With respect to the U.S. Strategic Equity Fund, the Board considered that the Fund’s total expenses ranked in the third quintile of its Expense Universe.
With respect to the U.S. Small Cap Equity Fund, the Board considered that, after considering a request from the Independent
Trustees, RIM agreed to decrease the fund-level expense cap for the Fund in two phases that, while in effect, would have a beneficial effect on comparisons of the Fund’s Management Fee relative to the management fees of its Comparable Funds. The Board further considered that the Fund’s total expenses ranked in the third quintile of its Expense Universe.
With respect to the International Developed Markets Fund, the Board considered that, after considering a request from the
Independent Trustees, RIM agreed to increase the advisory fee waiver for the Fund in two phases that, while in effect, would have a beneficial effect on comparisons of the Fund’s Management Fee relative to the management fees of its Comparable Funds.
RIM noted that it does not agree with the Fund’s Expense Universe categorization and requested that the Third-Party Information also include a custom Expense Universe that RIM believes is a more appropriate comparison. The Board noted that the Fund’s total expenses ranked more favorably against the custom Expense Universe, and considered the small variance of the Fund’s total expenses to the third quintile of its custom Expense Universe. In considering the Fund’s Management Fee rankings, the Board took account of the Fund’s favorable 3- and 5-year performance rankings relative to the constituents of its custom Performance Universe.
With respect to the Strategic Bond Fund, the Board considered that, after considering a request from the Independent Trustees, RIM agreed to implement an Advisory Fee waiver for the Fund in 2024. The Board further considered that the Fund’s total expenses ranked in the third quintile of its Expense Universe.
With respect to the Global Real Estate Securities Fund, the Board considered that the Fund’s total expenses ranked in the second quintile of its Expense Universe.
Based upon information provided by RIM, the Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Funds, as well as net Fund redemptions or purchases in recent years.
With respect to each Fund, the Board considered any Advisory Fee waivers or expense caps that had been implemented in the past year and those proposed to be implemented in the future.
The Funds are primarily distributed through, and their assets are primarily attributed to, The Northwestern Mutual Life Insurance
Company (“Northwestern Mutual”). The Funds continue to experience outflows; however, RIM advised the Board there is regular contact with Northwestern Mutual in order to maintain product availability and continue efforts to grow the product line. RIM expressed its belief that Northwestern Mutual is still committed to the Funds. However, the Board has received no direct assurances in this regard from Northwestern Mutual. If Northwestern Mutual were to discontinue its participation in the Funds, the Board considered that it is unlikely that the Funds would remain viable. RIM previously expressed its belief that the Funds will remain viable in the near term, and the Board was not advised of any change in RIM’s belief in this regard. The Board considered, among other things, the potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their variable annuity and variable life insurance policyholders.

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreement 139
The Board also considered that the advisory fee rates payable to RIM by Other RIM Funds and fee rates payable to RIM or its affiliates by other registered investment companies and by institutional clients with investment objectives similar to those of the
Funds in some cases are lower than the advisory fee rates paid by the Funds. The Trustees considered RIM’s explanation that the advisory fees payable to RIM by the Funds and the Other RIM Funds reflect, among other things, differences in the type of product, distribution channel and investors. The Trustees also considered the differences in the nature and scope of services RIM provides to other registered investment companies and institutional clients relative to those provided to the Funds. With respect to institutional clients, RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/
communication and other needs than the Funds. RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and cash flow management required for the Funds than for
RIM’s or its affiliates’ institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to such institutional clients that comparisons are not probative and should not be given significant weight.
With respect to the Funds’ total expenses, the Annualized Information showed that the total expenses for the International Developed
Markets Fund were ranked in the fourth quintile of its Expense Universe, the total expenses for the U.S. Strategic Equity Fund,
U.S. Small Cap Equity Fund and Strategic Bond Fund were each ranked in the third quintile of its Expense Universe, and the total expenses for the Global Real Estate Securities Fund were ranked in the second quintile of its Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds.
With respect to the International Developed Markets Fund, the Board considered that, after considering a request from the
Independent Trustees, RIM agreed to increase the advisory fee waiver for the Fund in two phases that, while in effect, would have a beneficial effect on comparisons of the Fund’s total expenses relative to the total expenses of its Comparable Funds. RIM noted
that it does not agree with the Fund’s Expense Universe categorization and requested that the Third-Party Information also include a custom Expense Universe that RIM believes is a more appropriate comparison. The Board noted that the Fund’s total expenses ranked more favorably against the custom Expense Universe, and considered the small variance of the Fund’s total expenses to the third quintile of its custom Expense Universe.
RIM expressed its belief that each Fund’s total expense ratio was fair and reasonable notwithstanding the Annualized Information comparisons based on, and as discussed in, the Agreement Evaluation Information.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of the year and prior years, or presented at or in connection with the Agreement Information Review Meeting and
Agreement Evaluation Meeting by RIM and its affiliates, the Board, in respect of each Fund, after giving effect to any applicable fee waivers or expense caps and in light of other factors discussed above: (1) found that the Advisory Fee and Administrative Fee were acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund and to provide continuity of investment advisory and other services by RIM and its affiliates to the Fund;
(2) either found that the relative expense ratio of the Fund was comparable to those of its Comparable Funds or took into account the factors noted above in considering the relative expense ratio as compared to those of its Comparable Funds; (3) found that the other benefits and fees received by RIM or its affiliates from the Fund identified in the Agreement Evaluation Information were not considered to be excessive; (4) found that RIM’s reported profitability with respect to the Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) found that the Advisory Fee charged by RIM appropriately reflects any economies of scale realized by such Fund in light of various factors, including potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their Insurance Contract Holders; the variability of Money
Manager Fees and other factors associated with the manager-of-managers structure employed by the Funds; and RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund, the performance of each of the Funds supported the continuation of the RIM Agreement. In assessing the performance of the Funds, the
Board focused on each Fund’s performance for the 3-year period ended December 31, 2024 as most relevant but also considered
Fund performance for the 1- and 5-year periods ended on such date. In reviewing the Funds’ performance generally, the Board took into consideration various steps taken by RIM in the past few years to enhance the performance of certain Funds, including changes

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
140 Basis for Approval of Investment Advisory Agreement
in Money Managers or their allocations, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Fund investment results.
With respect to the U.S. Strategic Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for the 3-year period ended December 31, 2024, and was ranked in the fourth quintile of its Performance Universe for each of the 1-and 5-year periods ended on such date. For the 3-year period, RIM noted that the
Fund’s tilt toward stocks with cheaper valuation ratios and smaller market capitalization characteristics relative to its Comparable
Funds was a headwind, as the most expensive and largest market capitalization stocks notably outperformed within the U.S. large cap market. RIM further noted that the Fund’s peer relative sector positioning had a positive impact overall, with an overweight to the outperforming information technology sector and an underweight to the underperforming real estate sector adding to fund performance, while an overweight to the underperforming consumer discretionary sector detracted slightly. The Board considered that the changes to certain Money Managers and changes in allocations among Money Managers and RIM’s Direct Management
Services that were implemented in 2022 have contributed positively to the Fund’s performance.
With respect to the Strategic Bond Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 1-, 3- and 5-year periods ended December 31, 2024. RIM noted that the Fund’s relative overweight to interest rate risk detracted from performance in 2022, when interest rates increased, while the
Fund’s higher quality credit profile partially offset 2022’s negative relative performance. RIM also noted that in 2023 and 2024, the Fund maintained an overweight duration position compared to its Comparable Funds, which hurt relative performance in an environment where interest rates rose, and had less securitized credit exposure relative to its Comparable Funds, which was a slight drag on performance. The Board considered that a Money Manager change made in 2024 has contributed positively to the Fund’s performance.
With respect to the Global Real Estate Securities Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 3- and 5-year periods ended December 31, 2024, and was ranked in the first quintile of its Performance Universe for the 1-year period ended on such date. RIM noted that the Fund’s Performance
Universe includes a number of constituents with strategies that are notably different from the Fund’s global real estate focus, including regionally focused real estate strategies with performance patterns that significantly diverge from that of the Fund, and a number of constituents that are benchmarked to different indexes than the Fund’s benchmark index, leading to persistent structural differences with respect to sector and regional exposures.
The performance of each of the other Funds ranked in the third quintile of its Performance Universe or better for the 3-year period ended December 31, 2024.
In evaluating performance, the Board considered each Fund’s performance not only relative to its Comparable Funds, but also in absolute terms and relative to its benchmark. The Board considered the Funds’ performance relative to their primary benchmarks in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-
beating returns with above-average consistency. For the 1-year period ended December 31, 2024, the Global Real Estate Securities
Fund outperformed its benchmark; for the 3-year period ended December 31, 2024, none of the Funds outperformed their respective benchmarks; and for the 5-year period ended December 31, 2024, the U.S. Small Cap Equity Fund and Global Real Estate Securities
Fund outperformed their respective benchmarks.
The Board also considered the Money Manager changes that have been made during the past year and that the performance of
Money Managers continues to impact Fund performance for periods prior and subsequent to their termination.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIM reporting, among other things, for each Money Manager: the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIM or Russell
Investments Financial Services, LLC, the Funds’ underwriter; and RIM’s recommendation to retain each discretionary or non-
discretionary Money Manager on the current terms and conditions, including at the current fee rate. The Board received reports

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreement 141
during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the Funds’ portfolio transactions received by Money Managers or their affiliates other than potential benefits from soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a discretionary Money Manager may execute trades.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability or economies of scale as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable and appropriate in light of the anticipated quality of investment advisory services to be rendered. The Board accepted
RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the
Board’s findings as to the acceptability of the Advisory Fee paid by each Fund; and the fact that each Money Manager’s fee is paid by RIM.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Fund are acceptable in light of RIM’s assessment of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.
* * *
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the
Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Funds, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.
Quarterly Approval of Money Manager Contracts
At a special Board meeting held on February 25, 2025, the Board received a proposal from RIM to approve a new portfolio management contract for the U.S. Small Cap Equity Fund.
The Trustees approved the terms of the proposed new portfolio management contract based upon their consideration of, among other information, RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed Money Manager hire; information as to the Money Manager’s role in the management of the Fund’s investment portfolio
(including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy);
RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; performance information for the new Money Manager; information as to any significant business relationships between the Money Manager and
RIM or Russell Investments Financial Services, LLC, the Fund’s underwriter (“RIFIS”); the CCO’s current or prior evaluation of the Money Manager’s compliance program, policies and procedures in relation to the Money Manager’s role in the management of the Fund’s investment portfolio, and current or prior certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with
Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed
Money Manager fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the
Money Manager; and the expected costs, if any, of transitioning Fund assets to the Money Manager or its strategy.
The Trustees’ approvals also reflected their findings at prior meetings, including their May 20, 2024 meeting, in connection with their evaluation and approval of the Funds’ existing investment advisory agreement with RIM and portfolio management contracts with then-current Money Managers for the Funds, as well as information received throughout the course of the year regarding, among other things, the quality of services provided to the Funds in the case of the existing Money Managers and the reasonableness of the aggregate investment advisory fees paid by the Funds, as well as the fact that the aggregate investment advisory fees paid by

Russell Investment Funds
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
142 Basis for Approval of Investment Advisory Agreement
the Funds would not increase or decrease as a result of the implementation of the proposed new portfolio management contracts because the Money Managers’ investment advisory fees are paid by RIM.

Russell Investment Funds
Adviser, Money Managers and Service Providers — June 30, 2025 (Unaudited)
Adviser, Money Managers and Service Providers 143
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Ellen M. Needham
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Cheryl Wichers, Chief Compliance Officer
Kari Seabrands, Treasurer, Chief Accounting Officer &
Chief Financial Officer*
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101**
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101**
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101**
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101**
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
Money Managers
U.S. Strategic Equity Fund
Brandywine Global Investment Management, LLC,
Philadelphia, PA
Jacobs Levy Equity Management, Inc., Florham Park, NJ
J.P. Morgan Investment Management Inc., New York, NY
William Blair Investment Management, LLC, Chicago, IL
U.S. Small Cap Equity Fund
Ancora Advisors, LLC, Mayfield Heights, OH
Boston Partners Global Investors, Inc., Boston, MA
Calamos Advisors LLC, Naperville, IL
Copeland Capital Management, LLC, Conshohocken, PA
DePrince, Race & Zollo, Inc., Winter Park, FL
Jacobs Levy Equity Management, Inc., Florham Park, NJ
Lord, Abbett & Co. LLC, Jersey City, NJ
Penn Capital Management Company, LLC, Philadelphia, PA
Ranger Investment Management, L.P., Dallas, TX
International Developed Markets Fund
Intermede Investment Partners Limited, London, United
Kingdom and Intermede Global Partners Inc., San
Francisco, CA
Pzena Investment Management, LLC, New York, NY
Wellington Management Company LLP, Boston, MA
Strategic Bond Fund
Allspring Global Investments, LLC, Charlotte, NC
RBC Global Asset Management (U.S.) Inc., Minneapolis,
MN and RBC Global Asset Management (UK) Limited,
London, United Kingdom
Schroder Investment Management North America Inc., New
York, NY
Global Real Estate Securities Fund
Cohen & Steers Capital Management, Inc., New York, NY,
Cohen & Steers UK Limited, London, United Kingdom
and Cohen & Steers Asia Limited, Hong Kong, China
RREEF America L.L.C., Chicago, IL, DWS Investments
Australia Limited, Sydney, Australia and DWS
Alternatives Global Limited, London, United Kingdom,
operating under the brand name DWS
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.
* Effective July 23, 2025, Ross Erickson was appointed Treasurer, Chief Accounting Officer & Chief Financial Officer.
** Effective September 2025, the address will change to 401 Union Street. Suite 1800, Seattle, Washington 98101.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101*
800-787-7354
Fax: 206-505-3495
* Effective September 2025, the address will change to 401 Union Street. Suite 1800,
Seattle, Washington 98101.

2025 SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
JUNE 30, 2025
FUND
Moderate Strategy Fund
Balanced Strategy Fund
Aggressive Strategy Fund (formerly, Growth Strategy Fund)
Equity Aggressive Strategy Fund (formerly, Equity Growth Strategy Fund)

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
These financial statements report
on four of these Funds.

Page
Moderate Strategy Fund (Form N-CSR Item 7) 3
Balanced Strategy Fund (Form N-CSR Item 7) 10
Aggressive Strategy Fund (Form N-CSR Item 7) 17
Equity Aggressive Strategy Fund (Form N-CSR Item 7) 24
Notes to Financial Highlights (Form N-CSR Item 7) 31
Notes to Financial Statements (Form N-CSR Item 7) 32
Basis for Approval of Investment Advisory Agreement
(Form N-CSR Item 11) 39
Adviser and Service Providers 50
Russell Investment Funds
LifePoints
®
Funds
Variable Target Portfolio Series
Semi-annual Financial Statements and Other Information
June 30, 2025 (Unaudited)
Table of Contents

Russell Investment Funds - LifePoints
®
Funds Variable Target Portfolio Series
Copyright © Russell Investments 2025. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates
Management, L.P., with a significant minority stake held by funds managed by Reverence Capital Partners,
L.P. Certain of Russell Investments’ employees and Hamilton Lane Advisors, LLC also hold minority, non-
controlling, ownership stakes.
Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE
RUSSELL” brand.
Fund objectives, risks, charges and expenses should be carefully considered before investing.
A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA and part of
Russell Investments.
Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

Russell Investment Funds
Moderate Strategy Fund
Schedule of Investments — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 3
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 2.0%
RIF Global Real Estate Securities Fund 95,375 1,329
Domestic Equities - 15.6%
RIF U.S. Small Cap Equity Fund 100,402 1,323
RIF U.S. Strategic Equity Fund 414,757 9,009
10,332
Fixed Income - 53.9%
RIC Long Duration Bond Fund Class Y 334,931 2,649
RIC Opportunistic Credit Fund Class Y 306,208 2,646
RIC Short Duration Bond Fund Class Y 173,945 3,307
RIF Strategic Bond Fund 3,095,603 27,148
35,750
International Equities - 20.6%
RIC Emerging Markets Fund Class Y 88,706 1,649
RIC Global Equity Fund Class Y 952,767 10,347
RIF International Developed Markets Fund 120,302 1,667
13,663
Multi-Asset - 8.0%
RIC Multi-Strategy Income Fund Class Y 535,479 5,307
Total Investments in Affiliated Funds
(cost $62,221) 66,381
Total Investments - 100.1%
(identified cost $62,221) 66,381
Other Assets and Liabilities, Net - (0.1)%
(61)
Net Assets - 100.0%
66,320

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
4 Moderate Strategy Fund
Statement of Assets and Liabilities — June 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 62,221
Investments, at fair value(>) ........................................................................................................................................................
66,381
Receivables:
Investments sold ............................................................................................................................................................... 13
Fund shares sold ............................................................................................................................................................... 13
From affiliates .................................................................................................................................................................. 3
Total assets ...............................................................................................................................................................
66,410
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 26
Accrued fees to affiliates .................................................................................................................................................. 3
Other accrued expenses .................................................................................................................................................... 61
Total liabilities ...........................................................................................................................................................
90
Net Assets ...............................................................................................................................................................
$ 66,320

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 5
Statement of Assets and Liabilities, continued — June 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 1,781
Shares of beneficial interest .........................................................................................................................................................
67
Additional paid-in capital ............................................................................................................................................................
64,472
Net Assets ...............................................................................................................................................................
$ 66,320
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ......................................................................................................................................................
$ 9.95
Net assets ............................................................................................................................................................................. $ 66,319,836
Shares outstanding ($.01 par value) ..................................................................................................................................... 6,666,246
Amounts in thousands
(>)     Investments in affiliated funds $ 66,381
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
6 Moderate Strategy Fund
Statement of Operations — For the Period Ended June 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 403
Expenses
Advisory fees ................................................................................................................................................................... 65
Administrative fees .......................................................................................................................................................... 14
Custodian fees .................................................................................................................................................................. 16
Transfer agent fees .......................................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 20
Trustees’ fees .................................................................................................................................................................... 2
Printing fees ..................................................................................................................................................................... 7
Miscellaneous .................................................................................................................................................................. 4
Expenses before reductions .............................................................................................................................................. 129
Expense reductions .......................................................................................................................................................... (83)
Net expenses ................................................................................................................................................................................
46
Net investment income (loss) .......................................................................................................................................................
357
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (178)
Capital gain distributions from affiliated funds ............................................................................................................... 237
Net realized gain (loss) ................................................................................................................................................................
59
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 3,365
Net change in unrealized appreciation (depreciation) ................................................................................................................. 3,365
Net realized and unrealized gain (loss) ........................................................................................................................................ 3,424
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 3,781

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 7
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2025
(Unaudited)
Fiscal Year Ended
December 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 357 $ 2,415
Net realized gain (loss) ....................................................................................................................... 59 1,887
Net change in unrealized appreciation (depreciation) ........................................................................ 3,365 167
Net increase (decrease) in net assets from operations .............................................................................. 3,781 4,469
Distributions
To shareholders ................................................................................................................................... (949) (2,415)
Net decrease in net assets from distributions ............................................................................................ (949) (2,415)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (2,690) (6,549)
Total Net Increase (Decrease) in Net Assets ........................................................................
142 (4,495)
Net Assets
Beginning of period .................................................................................................................................. 66,178 70,673
End of period .............................................................................................................................................
$ 66,320 $ 66,178
* Share transaction amounts (in thousands) for the periods ended June 30, 2025 and December 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Proceeds from shares sold 84 $ 801 211 $ 2,018
Proceeds from reinvestment of distributions 99 949 255 2,415
Payments for shares redeemed (459) (4,440) (1,151) (10,982)
Total increase (decrease)
(276) $ (2,690) (685) $ (6,549)

See accompanying notes which are an integral part of the financial statements.
8 Moderate Strategy Fund
Russell Investment Funds
Moderate Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
06/30/25
(ƣ)
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Per-Share Data
– – – – – –
$ Net Asset Value, Beginning of Period 9.53 9.27 8.46 10.47 10.48 10.05
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.0 5 .33 .21 .14 .36 .16
$ Net Realized and Unrealized Gain (Loss) . 51 .26 .74 (1.75) .48 .46
$ Total from Investment Operations .56 .59 .95 (1.61) .84 .62
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.14) (.33) (.14) (.16) (.46) (.19)
$ Distributions from Net Realized Gain — — — (.24) (.39) —
$ Total Distributions (.14) (.33) (.14) (.40) (.85) (.19)
$ Net Asset Value, End of Period 9.95 9.53 9.27 8.46 10.47 10.48
% Total Return
(ǿ)(◊)
5.92 6.48 11.32 (15.65) 8.23 6.40
– – – – – –
Ratios/Supplemental Data
– – – – – –
$ Net Assets, End of Period (000) 66,320 66,178 70,673 71,991 96,988 92,798
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(∏)
.39 .38 .37 .37 .36 .39
% Expenses, Net
(ɯ)(∏)(Ƃ)
.14 .14 .14 .14 .14 .14
% Net Investment Income
(‡)(ǿ)(Ƃ )
. 54 3.48 2.42 1.57 3.36 1.69
% Portfolio Turnover Rate
(ǿ)
10 8 32 6 53 23

Russell Investment Funds
Moderate Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Moderate Strategy Fund 9
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administrative fees $ 2,322
Transfer agent fees 240
Trustees' fees 428
$ 2,990
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIF Global Real Estate Securities
Fund $ 1,910 $ 87 $ 734 $ (113) $ 179 $ 1,329 $ 21 $ —
RIF U.S. Small Cap Equity Fund 1,612 140 344 3 (88) 1,323 23 5
RIF U.S. Strategic Equity Fund 9,607 511 1,347 69 169 9,009 13 225
RIC Long Duration Bond Fund 3,963 177 1,614 (10) 133 2,649 36 —
RIC Opportunistic Credit Fund — 2,713 97 (1) 31 2,646 26 —
RIC Short Duration Bond Fund 3,338 233 308 6 38 3,307 66 —
RIF Strategic Bond Fund 27,285 1,382 2,431 (336) 1,248 27,148 181 —
RIC Emerging Markets Fund 1,299 423 328 23 232 1,649 — —
RIC Global Equity Fund 10,281 753 1,673 118 868 10,347 — —
RIF International Developed
Markets Fund 1,630 86 331 71 211 1,667 4 7
RIC Multi-Strategy Income Fund 5,301 40 370 (8) 344 5,307 33 —
$ 66,226 $ 6,545 $ 9,577 $ (178) $ 3,365 $ 66,381 $ 403 $ 237
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 63,481,860 $ 5,101,604 $ (2,202,925) $ 2,898,679

Russell Investment Funds
Balanced Strategy Fund
Schedule of Investments — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
10 Balanced Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 3.9%
RIC Global Infrastructure Fund Class Y 412,311 4,288
RIF Global Real Estate Securities Fund 305,437 4,255
8,543
Domestic Equities - 20.7%
RIF U.S. Small Cap Equity Fund 409,676 5,400
RIF U.S. Strategic Equity Fund 1,810,838 39,331
44,731
Fixed Income - 33.2%
RIC Long Duration Bond Fund Class Y 817,081 6,463
RIC Opportunistic Credit Fund Class Y 494,363 4,271
RIF Strategic Bond Fund 6,967,869 61,108
71,842
International Equities - 35.2%
RIC Emerging Markets Fund Class Y 408,907 7,602
RIC Global Equity Fund Class Y 5,800,503 62,993
RIF International Developed Markets Fund 388,364 5,383
75,978
Multi-Asset - 7.0%
RIC Multi-Strategy Income Fund Class Y 1,517,875 15,042
Total Investments in Affiliated Funds
(cost $189,580) 216,136
Total Investments - 100.0%
(identified cost $189,580) 216,136
Other Assets and Liabilities, Net - (0.0)%
(103)
Net Assets - 100.0%
216,033

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 11
Statement of Assets and Liabilities — June 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 189,580
Investments, at fair value(>) ........................................................................................................................................................
216,136
Receivables:
Investments sold ............................................................................................................................................................... 24
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
216,161
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 23
Accrued fees to affiliates .................................................................................................................................................. 16
Other accrued expenses .................................................................................................................................................... 89
Total liabilities ...........................................................................................................................................................
128
Net Assets ...............................................................................................................................................................
$ 216,033

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
12 Balanced Strategy Fund
Statement of Assets and Liabilities, continued — June 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 24,745
Shares of beneficial interest .........................................................................................................................................................
213
Additional paid-in capital ............................................................................................................................................................
191,075
Net Assets ...............................................................................................................................................................
$ 216,033
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 10.12
Net assets ............................................................................................................................................................................. $ 216,032,958
Shares outstanding ($.01 par value) ..................................................................................................................................... 21,336,714
Amounts in thousands
(>)     Investments in affiliated funds $ 216,136
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 13
Statement of Operations — For the Period Ended June 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 891
Expenses
Advisory fees ................................................................................................................................................................... 208
Administrative fees .......................................................................................................................................................... 44
Custodian fees .................................................................................................................................................................. 16
Transfer agent fees .......................................................................................................................................................... 5
Professional fees .............................................................................................................................................................. 24
Trustees’ fees .................................................................................................................................................................... 6
Printing fees ..................................................................................................................................................................... 8
Miscellaneous .................................................................................................................................................................. 7
Expenses before reductions .............................................................................................................................................. 318
Expense reductions .......................................................................................................................................................... (172)
Net expenses ................................................................................................................................................................................
146
Net investment income (loss) .......................................................................................................................................................
745
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... 1,034
Capital gain distributions from affiliated funds ............................................................................................................... 877
Net realized gain (loss) ................................................................................................................................................................
1,911
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 11,657
Net change in unrealized appreciation (depreciation) ................................................................................................................. 11,657
Net realized and unrealized gain (loss) ........................................................................................................................................ 13,568
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 14,313

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
14 Balanced Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2025
(Unaudited)
Fiscal Year Ended
December 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 745 $ 6,302
Net realized gain (loss) ....................................................................................................................... 1,911 8,347
Net change in unrealized appreciation (depreciation) ........................................................................ 11,657 4,975
Net increase (decrease) in net assets from operations .............................................................................. 14,313 19,624
Distributions
To shareholders ................................................................................................................................... (7,228) (6,302)
Net decrease in net assets from distributions ............................................................................................ (7,228) (6,302)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (2,621) (14,844)
Total Net Increase (Decrease) in Net Assets ........................................................................
4,464 (1,522)
Net Assets
Beginning of period .................................................................................................................................. 211,569 213,091
End of period .............................................................................................................................................
$ 216,033 $ 211,569
* Share transaction amounts (in thousands) for the periods ended June 30, 2025 and December 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Proceeds from shares sold 387 $ 3,761 1,279 $ 12,134
Proceeds from reinvestment of distributions 739 7,228 651 6,302
Payments for shares redeemed (1,398) (13,610) (3,457) (33,280)
Total increase (decrease)
(272) $ (2,621) (1,527) $ (14,844)

See accompanying notes which are an integral part of the financial statements.
Balanced Strategy Fund 15
Russell Investment Funds
Balanced Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
06/30/25
(ƣ)
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Per-Share Data
– – – – – –
$ Net Asset Value, Beginning of Period 9.79 9.21 8.17 10.28 10.26 9.78
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.03 .28 .17 .14 .40 .14
$ Net Realized and Unrealized Gain (Loss) .64 .59 1.01 (1.78) .89 .58
$ Total from Investment Operations .67 .87 1.18 (1.64) 1.29 .72
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.10) (.29) ( .12 ) (.16) (.51) (.11)
$ Distributions from Net Realized Gain (.24) — (.02) (.31) (.76) (.13)
$ Total Distributions (.34) (.29) (.14) (.47) (1.27) (.24)
$ Net Asset Value, End of Period 10.12 9.79 9.21 8.17 10.28 10.26
% Total Return
(ǿ)(◊)
6.94 9.48 14.52 (16.35) 13.04 7.65
– – – – – –
Ratios/Supplemental Data
– – – – – –
$ Net Assets, End of Period (000) 216,033 211,569 213,091 203,005 260,415 249,718
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(∏)
.30 .30 .31 .31 .31 .33
% Expenses, Net
(ɯ)(∏)(Ƃ)
.14 .14 .14 .14 .14 .14
% Net Investment Income
(‡)(ǿ)(Ƃ)
.36 2.91 2.01 1.58 3.76 1.55
% Portfolio Turnover Rate
(ǿ)
10 11 18 6 47 17

Russell Investment Funds
Balanced Strategy Fund
See accompanying notes which are an integral part of the financial statements.
16 Balanced Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 6,256
Administrative fees 7,425
Transfer agent fees 769
Trustees' fees 1,146
$ 15,596
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ 4,226 $ 9 $ 536 $ 57 $ 532 $ 4,288 $ 5 $ —
RIF Global Real Estate Securities
Fund 5,043 230 1,220 (85) 287 4,255 59 —
RIF U.S. Small Cap Equity Fund 7,290 473 1,914 146 (595) 5,400 103 20
RIF U.S. Strategic Equity Fund 35,067 6,170 3,249 (48) 1,391 39,331 58 829
RIC Long Duration Bond Fund 7,241 647 1,666 (8) 249 6,463 78 —
RIC Opportunistic Credit Fund — 4,387 163 (3) 50 4,271 41 —
RIC Short Duration Bond Fund 4,295 58 4,372 126 (107) — 43 —
RIF Strategic Bond Fund 57,315 5,553 3,731 (242) 2,213 61,108 398 —
RIC Emerging Markets Fund 6,273 1,177 990 56 1,086 7,602 — —
RIC Global Equity Fund 63,836 1,150 7,689 516 5,180 62,993 — —
RIF International Developed
Markets Fund 6,229 167 1,975 562 400 5,383 15 28
RIC Multi-Strategy Income Fund 14,852 416 1,154 (43) 971 15,042 91 —
$ 211,667 $ 20,437 $ 28,659 $ 1,034 $ 11,657 $ 216,136 $ 891 $ 877
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 193,401,823 $ 29,756,065 $ (7,021,664) $ 22,734,401

Russell Investment Funds
Aggressive Strategy Fund
Schedule of Investments — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
Aggressive Strategy Fund 17
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.0%
Alternative - 4.9%
RIC Global Infrastructure Fund Class Y 346,907 3,608
RIF Global Real Estate Securities Fund 379,685 5,289
8,897
Domestic Equities - 32.7%
RIF U.S. Small Cap Equity Fund 410,626 5,412
RIF U.S. Strategic Equity Fund 2,480,524 53,877
59,289
Fixed Income - 14.3%
RIC Long Duration Bond Fund Class Y 1,133,742 8,968
RIC Opportunistic Credit Fund Class Y 515,893 4,457
RIF Strategic Bond Fund 1,426,545 12,511
25,936
International Equities - 40.2%
RIC Emerging Markets Fund Class Y 491,819 9,143
RIC Global Equity Fund Class Y 4,877,408 52,969
RIF International Developed Markets Fund 785,012 10,880
72,992
Multi-Asset - 7 .9%
RIC Multi-Asset Strategy Fund Class Y 1,257,606 14,450
Total Investments in Affiliated Funds
(cost $143,038) 181,564
Total Investments - 100.0%
(identified cost $143,038) 181,564
Other Assets and Liabilities, Net - (0.0)%
(88)
Net Assets - 100.0%
181,476

Russell Investment Funds
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
18 Aggressive Strategy Fund
Statement of Assets and Liabilities — June 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 143,038
Investments, at fair value(>) ........................................................................................................................................................
181,564
Receivables:
Investments sold ............................................................................................................................................................... 17
Prepaid expenses .......................................................................................................................................................................... 1
Total assets ...............................................................................................................................................................
181,582
Liabilities
Payables:
Fund shares redeemed ...................................................................................................................................................... 17
Accrued fees to affiliates .................................................................................................................................................. 13
Other accrued expenses .................................................................................................................................................... 76
Total liabilities ...........................................................................................................................................................
106
Net Assets ...............................................................................................................................................................
$ 181,476

Russell Investment Funds
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Aggressive Strategy Fund 19
Statement of Assets and Liabilities, continued — June 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 36,300
Shares of beneficial interest .........................................................................................................................................................
169
Additional paid-in capital ............................................................................................................................................................
145,007
Net Assets ...............................................................................................................................................................
$ 181,476
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 10.75
Net assets ............................................................................................................................................................................. $ 181,475,562
Shares outstanding ($.01 par value) ..................................................................................................................................... 16,877,723
Amounts in thousands
(>)     Investments in affiliated funds $ 181,564
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
20 Aggressive Strategy Fund
Statement of Operations — For the Period Ended June 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 642
Expenses
Advisory fees ................................................................................................................................................................... 176
Administrative fees .......................................................................................................................................................... 37
Custodian fees .................................................................................................................................................................. 16
Transfer agent fees .......................................................................................................................................................... 4
Professional fees .............................................................................................................................................................. 24
Trustees’ fees .................................................................................................................................................................... 5
Printing fees ..................................................................................................................................................................... 8
Miscellaneous .................................................................................................................................................................. 6
Expenses before reductions .............................................................................................................................................. 276
Expense reductions .......................................................................................................................................................... (144)
Net expenses ................................................................................................................................................................................
132
Net investment income (loss) .......................................................................................................................................................
510
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (365)
Capital gain distributions from affiliated funds ............................................................................................................... 1,224
Net realized gain (loss) ................................................................................................................................................................
859
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 12,262
Net change in unrealized appreciation (depreciation) ................................................................................................................. 12,262
Net realized and unrealized gain (loss) ........................................................................................................................................ 13,121
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 13,631

Russell Investment Funds
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Aggressive Strategy Fund 21
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2025
(Unaudited)
Fiscal Year Ended
December 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 510 $ 4,482
Net realized gain (loss) ....................................................................................................................... 859 8,856
Net change in unrealized appreciation (depreciation) ........................................................................ 12,262 7,196
Net increase (decrease) in net assets from operations .............................................................................. 13,631 20,534
Distributions
To shareholders ................................................................................................................................... (6,944) (4,500)
Net decrease in net assets from distributions ............................................................................................ (6,944) (4,500)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... (4,693) (13,404)
Total Net Increase (Decrease) in Net Assets ........................................................................
1,994 2,630
Net Assets
Beginning of period .................................................................................................................................. 179,482 176,852
End of period .............................................................................................................................................
$ 181,476 $ 179,482
* Share transaction amounts (in thousands) for the periods ended June 30, 2025 and December 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Proceeds from shares sold 155 $ 1,582 356 $ 3,584
Proceeds from reinvestment of distributions 670 6,944 449 4,500
Payments for shares redeemed (1,300) (13,219) (2,126) (21,488)
Total increase (decrease)
(475) $ (4,693) (1,321) $ (13,404)

See accompanying notes which are an integral part of the financial statements.
22 Aggressive Strategy Fund
Russell Investment Funds
Aggressive Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
06/30/25
(ƣ)
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Per-Share Data
– – – – – –
$ Net Asset Value, Beginning of Period 10.34 9.47 8.16 10.44 10.32 9.72
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
.03 .25 .15 .11 .46 .09
$ Net Realized and Unrealized Gain (Loss) .78 .87 1.30 (1.86) 1.27 .82
$ Total from Investment Operations .81 1.12 1.45 (1.75) 1.73 .91
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.11) (.25) (.07) (.11) (.51) (.15)
$ Distributions from Net Realized Gain (.29) — (.07) (.42) (1.10) (.16)
$ Total Distributions (.40) (.25) (.14) (.53) (1.61) (.31)
$ Net Asset Value, End of Period 10.75 10.34 9.47 8.16 10.44 10.32
% Total Return
(ǿ)(◊)
8.02 11.94 17.96 (17.20) 17.44 9.75
– – – – – –
Ratios/Supplemental Data
– – – – – –
$ Net Assets, End of Period (000) 181,476 179,482 176,852 163,476 209,426 198,806
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(∏)
.31 .31 .31 .31 .32 .3 3
% Expenses, Net
(ɯ)(∏)(Ƃ)
.15 .15 .15 .15 .15 .15
% Net Investment Income
(‡)(ǿ)(Ƃ)
.29 2.46 1.71 1.23 4.20 .97
% Portfolio Turnover Rate
(ǿ)
9 8 30 5 53 16

Russell Investment Funds
Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Aggressive Strategy Fund 23
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Advisory fees $ 5,492
Administrative fees 6,243
Transfer agent fees 647
Trustees' fees 954
$ 13,336
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ 3,551 $ 46 $ 481 $ 45 $ 447 $ 3,608 $ 4 $ —
RIF Global Real Estate Securities
Fund 5,916 311 1,190 (146) 398 5,289 70 —
RIF U.S. Small Cap Equity Fund 8,045 327 2,425 (7) (528) 5,412 112 22
RIF U.S. Strategic Equity Fund 48,245 7,951 4,062 (126) 1,869 53,877 80 1,143
RIC Long Duration Bond Fund 6,050 3,410 721 (2) 231 8,968 92 —
RIC Opportunistic Credit Fund 3,649 1,116 413 (2) 107 4,457 65 —
RIF Strategic Bond Fund 16,040 1,161 5,200 (883) 1,393 12,511 84 —
RIC Emerging Markets Fund 7,946 895 1,053 44 1,311 9,143 — —
RIC Global Equity Fund 52,649 282 4,621 219 4,440 52,969 — —
RIF International Developed
Markets Fund 13,082 307 4,456 468 1,479 10,880 32 59
RIC Multi-Asset Strategy Fund 14,389 261 1,340 25 1,115 14,450 103 —
$ 179,562 $ 16,067 $ 25,962 $ (365) $ 12,262 $ 181,564 $ 642 $ 1,224
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 146,1 85,530 $ 36,9 86,475 $ (1,6 08,399) $ 3 5,3 78,076

Russell Investment Funds
Equity Aggressive Strategy Fund
Schedule of Investments — June 30, 2025 (Unaudited)
See accompanying notes which are an integral part of the financial statements.
24 Equity Aggressive Strategy Fund
Amounts in thousands (except share amounts)
Shares
Fair
Value
$
Investments in Affiliated Funds - 100.1%
Alternative - 5.4%
RIC Global Infrastructure Fund Class Y 98,693 1,026
RIF Global Real Estate Securities Fund 127,500 1,776
2,802
Domestic Equities - 38.8%
RIF U.S. Small Cap Equity Fund 117,681 1,551
RIF U.S. Strategic Equity Fund 853,816 18,545
20,096
Fixed Income - 4.9%
RIC Long Duration Bond Fund Class Y 194,665 1,540
RIC Opportunistic Credit Fund Class Y 117,823 1,018
2,558
International Equities - 43.0%
RIC Emerging Markets Fund Class Y 167,886 3,121
RIC Global Equity Fund Class Y 1,386,304 15,055
RIF International Developed Markets Fund 296,664 4,112
22,288
Multi-Asset - 8.0%
RIC Multi-Asset Strategy Fund Class Y 359,529 4,131
Total Investments in Affiliated Funds
(cost $40,383) 51,875
Total Investments - 100.1%
(identified cost $40,383) 51,875
Other Assets and Liabilities, Net - (0.1)%
(55)
Net Assets - 100.0%
51,820

Russell Investment Funds
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Aggressive Strategy Fund 25
Statement of Assets and Liabilities — June 30, 2025 (Unaudited)
Amounts in thousands
Assets
Investments, at identified cost ......................................................................................................................................................
$ 40,383
Investments, at fair value(>) ........................................................................................................................................................
51,875
Receivables:
Fund shares sold ............................................................................................................................................................... 2
From a ffiliates .................................................................................................................................................................. 3
Total assets ...............................................................................................................................................................
51,880
Liabilities
Payables:

Total liabilities ...........................................................................................................................................................
60
Net Assets ...............................................................................................................................................................
$ 51,820

Russell Investment Funds
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
26 Equity Aggressive Strategy Fund
Statement of Assets and Liabilities, continued — June 30, 2025 (Unaudited)
Amounts in thousands
Net Assets Consist of:
Total distributable earnings (losses) .............................................................................................................................................
$ 10,571
Shares of beneficial interest .........................................................................................................................................................
49
Additional paid-in capital ............................................................................................................................................................
41,200
Net Assets ...............................................................................................................................................................
$ 51,820
Net Asset Value
,
offering and redemption price per share:
Net asset value per share: (#) ...................................................................................................................................................... $ 10.60
Net assets ............................................................................................................................................................................. $ 51,819,583
Shares outstanding ($.01 par value) ..................................................................................................................................... 4,886,726
Amounts in thousands
(>)     Investments in affiliated funds $ 51,875
(#) Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

Russell Investment Funds
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
Equity Aggressive Strategy Fund 27
Statement of Operations — For the Period Ended June 30, 2025 (Unaudited)
Amounts in thousands
Investment Income
Income distributions from affiliated funds ................................................................................................................................... $ 164
Expenses
Advisory fees ................................................................................................................................................................... 49
Administrative fees .......................................................................................................................................................... 10
Custodian fees .................................................................................................................................................................. 16
Transfer agent fees .......................................................................................................................................................... 1
Professional fees .............................................................................................................................................................. 19
Trustees’ fees .................................................................................................................................................................... 1
Printing fees ..................................................................................................................................................................... 7
Miscellaneous .................................................................................................................................................................. 5
Expenses before reductions .............................................................................................................................................. 10 8
Expense reductions .......................................................................................................................................................... (7 1 )
Net expenses ................................................................................................................................................................................
37
Net investment income (loss) .......................................................................................................................................................
127
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments in affiliated funds ......................................................................................................................................... (43)
Capital gain distributions from affiliated funds ............................................................................................................... 393
Net realized gain (loss) ................................................................................................................................................................
350
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated funds ......................................................................................................................................... 3,579
Net change in unrealized appreciation (depreciation) ................................................................................................................. 3,579
Net realized and unrealized gain (loss) ........................................................................................................................................ 3,929
Net Increase (Decrease) in Net Assets from Operations ....................................................................................
$ 4,056

Russell Investment Funds
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
28 Equity Aggressive Strategy Fund
Statements of Changes in Net Assets
Amounts in thousands
Period Ended
June 30, 2025
(Unaudited)
Fiscal Year Ended
December 31, 2024
Increase (Decrease) in Net Assets from
Operations
Net investment income (loss) .............................................................................................................. $ 127 $ 1,111
Net realized gain (loss) ....................................................................................................................... 350 2,290
Net change in unrealized appreciation (depreciation) ........................................................................ 3,579 2,443
Net increase (decrease) in net assets from operations .............................................................................. 4,056 5,844
Distributions
To shareholders ................................................................................................................................... (1,252) (1,110)
Net decrease in net assets from distributions ............................................................................................ (1,252) (1,110)
Share Transactions*
Net increase (decrease) in net assets from share transactions ................................................................... 963 (2,671)
Total Net Increase (Decrease) in Net Assets ........................................................................
3,767 2,063
Net Assets
Beginning of period .................................................................................................................................. 48,053 45,990
End of period .............................................................................................................................................
$ 51,820 $ 48,053
* Share transaction amounts (in thousands) for the periods ended June 30, 2025 and December 31, 2024 were as follows:
2025 (Unaudited) 2024
Shares Dollars Shares Dollars
Proceeds from shares sold 234 $ 2,362 271 $ 2,600
Proceeds from reinvestment of distributions 123 1,252 115 1,110
Payments for shares redeemed (268) (2,651) (659) (6,381)
Total increase (decrease)
89 $ 963 (273) $ (2,671)

See accompanying notes which are an integral part of the financial statements.
Equity Aggressive Strategy Fund 29
Russell Investment Funds
Equity Aggressive Strategy Fund
Financial Highlights — For the Periods Ended
For a Share Outstanding Throughout Each Period.
06/30/25
(ƣ)
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Per-Share Data
– – – – – –
$ Net Asset Value, Beginning of Period 10.02 9.07 7.71 9.94 9.50 9.20
Income (loss) from investment operations:
— — — — — —
$ Net Investment Income (Loss)
(ƥ)(‡)(Ƃ)
. 03 .22 .13 .10 .46 .08
$ Net Realized and Unrealized Gain (Loss) . 80 .96 1.36 (1.81) 1.36 .64
$ Total from Investment Operations .83 1.18 1.49 (1.71) 1.82 .72
Less distributions:
– – – – – –
$ Distributions from Net Investment Income (.11) (.23) (.05) (.10) (.53) (.17)
$ Distributions from Net Realized Gain (.14) — (.08) (.42) (.85) (.25)
$ Total Distributions (.25) (.23) (.13) (.52) (1.38) (.42)
$ Net Asset Value, End of Period 10.60 10.02 9.07 7.71 9.94 9.50
% Total Return
(ǿ)(◊)
8.43 13.09 19.52 (17.68) 19.61 8.26
– – – – – –
Ratios/Supplemental Data
– – – – – –
$ Net Assets, End of Period (000) 51,820 48,053 45,990 4 2,017 52,075 45,322
Ratio to average net assets:
– – – – – –
% Expenses, Gross
(ɯ)(∏)
.44 .45 .44 .44 .43 .52
% Expenses, Net
(ɯ)(∏)(Ƃ)
.15 .15 .15 .15 .15 .15
% Net Investment Income
(‡)(ǿ)(Ƃ)
.26 2.29 1.62 1.18 4.38 .95
% Portfolio Turnover Rate
(ǿ)
12 11 36 9 48 28

Russell Investment Funds
Equity Aggressive Strategy Fund
See accompanying notes which are an integral part of the financial statements.
30 Equity Aggressive Strategy Fund
Related Party Transactions, Fees and Expenses (Unaudited)
Accrued fees payable to affiliates as of June 30, 2025 were as follows:
Transactions (amounts in thousands) during the period ended June 30, 2025 with Underlying Funds which are, or were, an affiliated company are as follows:
Federal Income Taxes (Unaudited)
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Administrative fees $ 1,770
Transfer agent fees 184
Trustees' fees 199
$ 2,153
Fair Value,
Beginning of
Period Purchases Sales
Realized Gain
(Loss)
Change in
Unrealized
Gain (Loss)
Fair Value, End
of Period
Income
Distributions
Capital Gains
Distributions
RIC Global Infrastructure Fund $ 965 $ 65 $ 139 $ 8 $ 127 $ 1,026 $ 1 $ —
RIF Global Real Estate Securities
Fund 2,095 288 690 (84) 167 1,776 25 —
RIF U.S. Small Cap Equity Fund 2,663 218 1,126 (33) (171) 1,551 38 8
RIF U.S. Strategic Equity Fund 14,705 3,854 664 (45) 695 18,545 27 363
RIC Long Duration Bond Fund 1,203 439 146 (4) 48 1,540 16 —
RIC Opportunistic Credit Fund 969 147 124 — 26 1,018 16 —
RIC Emerging Markets Fund 2,861 266 480 (8) 482 3,121 — —
RIC Global Equity Fund 13,986 466 681 1 1,283 15,055 — —
RIF International Developed
Markets Fund 4,780 267 1,661 131 595 4,112 12 22
RIC Multi-Asset Strategy Fund 3,868 302 357 (9) 327 4,131 29 —
$ 48,095 $ 6,312 $ 6,068 $ (43) $ 3,579 $ 51,875 $ 164 $ 393
Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
$ 41,656,924 $ 10,218,273 $ — $ 10,218,273

Russell Investment Funds
LifePoints
®
Variable Target Portfolio Series
Notes to Financial Highlights — June 30, 2025 (Unaudited)
Notes to Financial Highlights 31
(ƣ) For the period ended June 30, 2025 (Unaudited).
(ƥ) Average daily shares outstanding were used for this calculation.
(‡) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(ǿ) Periods less than one year are not annualized.
(ɯ) The ratios for periods less than one year are annualized.
(∏) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(Ƃ) May reflect amounts waived and reimbursed by Russell Investment Management, LLC (“RIM”).
(Ɵ) Less than $.01 per share.
(◊) The total return does not reflect any Insurance Company Separate Account or Policy Charges.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements — June 30, 2025 (Unaudited)
32 Notes to Financial Statements
1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds. These financial statements report on four of these funds (each a “Fund” and collectively the
“Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of
1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Third Amended and Restated Master Trust Agreement dated December 7, 2020, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. Unless otherwise specified, “period” (as used within the financial statements)
refers to the six months ended June 30, 2025.
Each of the Funds listed in the table below is a “fund of funds” and diversifies its assets by investing in shares of several other
RIF funds and in certain Russell Investment Company (“RIC”) funds (the “Underlying Funds”). These financial statements should be read in conjunction with the financial statements of the Underlying Funds, which can be obtained by calling the
Funds at (800) 787-7354. Each Fund seeks to achieve its specific investment objective by investing in different combinations of
Underlying Funds.
The following table shows each Fund’s approximate target strategic asset allocation to equity, fixed income, multi-asset and alternative asset classes as of June 30, 2025. The equity Underlying Funds in which the Funds may invest include the RIF U.S.
Strategic Equity, RIC Sustainable Aware Equity, RIF U.S. Small Cap Equity, RIF International Developed Markets, RIC Global
Equity and RIC Emerging Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC
Opportunistic Credit, RIC Long Duration Bond, RIF Strategic Bond, RIC Investment Grade Bond and RIC Short Duration
Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the RIC Multi-Strategy Income and
RIC Multi-Asset Strategy Funds. The alternative Underlying Funds in which the Funds may invest include the RIC Global
Infrastructure and RIF Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management, LLC (“RIM”), the Funds’
investment adviser, may modify the target strategic asset allocation for any Fund, including changes to the Underlying Funds in which a Fund invests, from time to time. RIM’s allocation decisions are generally based on RIM’s outlook on the business and economic cycle, relative market valuations and market sentiment. RIM may change a Fund’s target strategic asset allocation by up to +/-5% at the equity, fixed income, multi-asset or alternative asset class level based on RIM’s capital markets research. A
Fund’s actual allocation may vary from the target strategic asset allocation at any point in time due to market movements and/
or due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. A Fund’s target strategic asset allocation and the Underlying Funds in which a Fund may invest may be changed from time to time without shareholder notice or approval.
* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.
Asset Allocation*
Moderate
Strategy
Fund
Balanced
Strategy
Fund
Aggressive
Strategy
Fund
Equity
Aggressive
Strategy Fund
Equity 36% 55.5% 72.5% 81.5%
Fixed Income 54% 33.5% 14.5% 5%
Multi-Asset 8% 7% 8% 8%
Alternative # 2% 4% 5% 5.5%

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Notes to Financial Statements 33
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
Segment Reporting
Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and has operating results that are regularly reviewed by its chief operating decision maker
(“CODM”) to assess performance and make resource allocation decisions. The Funds’ adviser, RIM, serves as the CODM.
Since RIM evaluates each Fund holistically, each Fund is a single reporting segment. RIM uses total returns, Fund expense information, and share transactions presented in the Funds’ financial statements to assess the single segment performance and make decisions. The accounting policies of the segment are the same as those described in this “Significant Accounting Policies”
note. Segment assets and significant expenses are reflected in each Funds’ Statement of Assets and Liabilities and Statement of
Operations, respectively.
Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-09, Improvements to Income Tax
Disclosures, which amends quantitative and qualitative income tax disclosure requirements to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.
Security Valuation
The Underlying Funds value portfolio instruments according to securities valuation procedures, which include market value procedures, fair value procedures, other key valuation procedures and a description of the pricing sources and services used by the Underlying Funds. With respect to an Underlying Fund’s investments that do not have readily available market quotations, the Board has designated RIM, the Underlying Funds’ adviser, as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act. However, the Board retains oversight over the valuation process. The Funds value the shares of the Underlying Funds at the current NAV per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods, requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, and segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIM that are used in determining the fair value of investments.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
34 Notes to Financial Statements
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, registered open-end investment companies, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated
at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange (or reported on the NASDAQ national market) will be valued based upon the NAV of such investments without further adjustment as a practical expedient.
As of June 30, 2025, all investments held were classified as Level 1 within the fair value hierarchy.
Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred.
Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.
Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.
Each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended (the “Code”), and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.
The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than
50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.
Each Fund files a U.S. tax return. As of June 30, 2025, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended December 31, 2021 through December 31,
2023, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Notes to Financial Statements 35
Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period.
The differences between tax regulations and U.S. GAAP primarily relate to investments in the Underlying Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.
Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.
The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or Russell Investments Fund
Services, LLC (“RIFUS”), the Funds’ administrator and transfer agent. Most expenses can be directly attributed to the individual
Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.
Guarantees
In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
Market, Credit and Counterparty Risk
In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.
Global financial markets are increasingly interconnected and political and economic conditions (including instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by an Underlying Fund may experience significant declines in the value of their assets and even cease operations. This could occur whether or not the Underlying Fund invests in securities of issuers located in or with significant exposure to the countries directly affected. Such conditions and/or events may not have the same impact on all types of securities and may expose an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by an Underlying Fund. This could cause an Underlying Fund to underperform other types of investments.
From time to time, outbreaks of infectious illness, public health emergencies and other similar issues (“public health events”)
may occur in one or more countries around the globe. Such public health events have had significant impacts on both the country in which the event is first identified as well as other countries in the global economy. Public health events have reduced consumer demand and economic output in one or more countries subject to the public health event, resulted in restrictions on trading and market closures (including for extended periods of time), increased substantially the volatility of financial markets, and, more generally, have had a significant negative impact on the economy of the country or countries subject to the public health event.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
36 Notes to Financial Statements
Public health events have also adversely affected the global economy, global supply chains and the securities in which the
Underlying Funds invest across a number of industries, sectors and asset classes. The extent of the impact depends on, among other factors, the scale and duration of any such public health event. Public health events have resulted in the governments of affected countries taking potentially significant measures to seek to mitigate the transmission of the infectious illness or other public health issue including, among other measures, imposing travel restrictions and/or quarantines and limiting the operations of non-essential businesses. Any of these events could adversely affect an Underlying Fund’s investments and performance, including by exacerbating other pre-existing political, social and economic risks. Governmental authorities and other entities may respond to such events with fiscal and/or monetary policy changes. It is not guaranteed that these policy changes will have their intended effect and it is possible that the implementation of or subsequent reversal of such policy changes could increase volatility in financial markets, which could adversely affect an Underlying Fund’s investments and performance.
3. Investment Transactions
Underlying Funds
During the period ended June 30, 2025, purchases and sales of Underlying Funds were as follows:
4. Related Party Transactions, Fees and Expenses
Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. RIFUS is the Funds’ administrator and transfer agent. RIFUS, in its capacity as the Funds’ administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds’ transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd.
An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.
Each Fund pays an annual advisory fee of 0.20% to RIM. In addition, each Fund pays an annual administrative fee of up to
0.0425% to RIFUS based upon the average daily net assets of the Fund payable on a monthly basis. Administrative fees are assessed on total Fund net assets based on a tiered fee schedule.
The following table shows the total amount of each of these fees paid by the Funds for the period ended June 30, 2025:
RIM has agreed to certain waivers of its advisory fees as follows:
For the Moderate Strategy Fund, RIM contractually agreed, until April 30, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14%
of the average daily net assets of the Fund on an annual basis. Effective May 1, 2025, RIM contractually agreed, until April 30,
2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct
Fund-level expenses do not include infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
Funds Purchases Sales
Moderate Strategy Fund $ 6 ,5 4 4, 619 $ 9 , 576 , 743
Balanced Strategy Fund 2 0 , 437 , 302 28 , 658 , 506
Aggressive Strategy Fund 1 6 , 066 , 568 2 5 , 9 61, 580
Equity Aggressive Strategy Fund 6 , 312 , 291 6,0 67 , 922
Funds Advisory Administrative
Moderate Strategy Fund
$ 65,300 $ 13,876
Balanced Strategy Fund
208,180 44,238
Aggressive Strategy Fund
175,572 37,309
Equity Aggressive Strategy Fund
48,873 10,385

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
Notes to Financial Statements 37
For the Balanced Strategy Fund, RIM contractually agreed, until April 30, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14%
of the average daily net assets of the Fund on an annual basis. Effective May 1, 2025, RIM contractually agreed, until April 30,
2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.14% of the average daily net assets of the Fund on an annual basis. Direct
Fund-level expenses do not include infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Aggressive Strategy Fund, RIM contractually agreed, until April 30, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed
0.15% of the average daily net assets of the Fund on an annual basis. Effective May 1, 2025, RIM contractually agreed, until
April 30, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the Equity Aggressive Strategy Fund, RIM contractually agreed, until April 30, 2025, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Effective May 1, 2025, RIM contractually agreed, until April 30, 2026, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.15% of the average daily net assets of the Fund on an annual basis. Direct Fund-level expenses do not include infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.
For the period ended June 30, 2025, RIM waived/reimbursed the following expenses:
RIM does not have the ability to recover amounts waived or reimbursed from previous periods.
Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended June 30, 2025 were as follows:
Distributor
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as the distributor for RIF, pursuant to a distribution agreement with RIF. The Distributor receives no compensation from the Investment Company for its services.
Funds Waiver Reimbursement Total
Moderate Strategy Fund $ 65,300 $ 17,858 $ 83,158
Balanced Strategy Fund 171,614 — 171,614
Aggressive Strategy Fund 143,819 — 143,819
Equity Aggressive Strategy Fund 48,873 21,647 70,520
Funds Amount
Moderate Strategy Fund
$ 1,437
Balanced Strategy Fund
4,580
Aggressive Strategy Fund
3,863
Equity Aggressive Strategy Fund
1,075

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Notes to Financial Statements, continued — June 30, 2025 (Unaudited)
38 Notes to Financial Statements
Board of Trustees – (Form N-CSR Item 10)
The Russell Investments fund complex consists of RIC, RIF, Russell Investments Exchange Traded Funds (“RIETF”), the Russell
Investments Strategic Credit Fund (“RISCF”), and the Russell Investments New Economy Infrastructure Fund (“RINEIF”).
Each of the Trustees on the Board is a Trustee of RIC, RIF, RIETF, RISCF, and RINEIF. The Russell Investments fund complex compensates each Trustee who is not an employee of RIM or its affiliates. Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments fund complex.
For the period ended June 30, 2025, the total compensation paid to the Trustees by the Russell Investments fund complex was
$1,207,000. Trustees’ fees accrued for each Fund for the period ended June 30, 2025 are shown in each Fund’s Statement of
Operations.
5. Federal Income Taxes
As of June 30, 2025, the following Funds had net tax basis capital loss carryforwards which may be applied against net realized taxable gains, if any. Available capital loss carryforwards are as follows:
6. Record Ownership
As of June 30, 2025, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:
7. Line of Credit
The Funds participate in a $200 million unsecured line of credit agreement with State Street Bank and Trust Company (the
“Credit Agreement”), which is currently in effect through March 11, 2026, but may be renewed on an annual basis thereafter.
Borrowings made by the Funds will be utilized solely for temporary or emergency purposes as contemplated by the Investment
Company Act including, without limitation, funding shareholder redemptions. Interest on borrowing is charged to a Fund at a variable rate as determined in accordance with the Credit Agreement. In addition, a commitment fee computed at an annual rate of 0.20% on the daily unused portion of the line of credit is allocated among the participating Funds pro-rata based on average daily net assets for the applicable period. The Funds are subject to certain covenants contained in the Credit Agreement. Failure to comply with these covenants could cause the acceleration of the repayment of the amount outstanding under the Credit
Agreement.
Expenses associated with the line of credit, such as legal fees and the commitment fee, are shown on the Statement of Operations as miscellaneous fees. The Funds did not make any borrowings under the line of credit during the period ended June 30, 2025.
8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and determined no events have occurred that require disclosure.
No Expiration
Fund Short-Term Long-Term Totals
Moderate Strategy Fund
$ 171,494 $ 1,131,778 $ 1,303,272
Funds # of Shareholders %
Moderate Strategy Fund
1 87.0
Balanced Strategy Fund
2 94.9
Aggressive Strategy Fund
2 96.9
Equity Aggressive Strategy Fund
2 95.2

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement — (Unaudited)
Basis for Approval of Investment Advisory Agreement 39
Approval of Investment Advisory Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”)
voting separately, approve for an initial term not to exceed two years and, thereafter, approve the continuation of the advisory agreement with Russell Investment Management, LLC (“RIM”) (the “RIM Agreement”) and the portfolio management contract with each Money Manager of the funds (collectively, the “portfolio management contracts” and, with the RIM Agreement, the
“Agreements”) in which the Funds invest (the “Underlying Funds”) on at least an annual basis and that the terms and conditions of the RIM Agreement and the terms and conditions of each portfolio management contract provide for its termination if continuation is not approved annually. The Board, including all of the Independent Trustees, considered and approved the continuation of the Agreements at a meeting held in person on May 19, 2025 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding, among other things, the investment performance of the Funds and Underlying Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the
Underlying Funds and other services provided by RIM (and its affiliates) and the Money Managers and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered: (1) information and reports prepared by RIM relating to the services provided by RIM (and its affiliates) and the Money Managers to the Funds and the Underlying
Funds; (2) information and reports prepared by RIM relating to the profitability of each Fund and Underlying Fund to RIM (and its affiliates); and (3) information received from an independent, nationally recognized provider of investment company information
(the “Third-Party Provider”) comparing (i) the performance of the Funds and the Underlying Funds over various time periods and
(ii) the Funds’ and the Underlying Funds’ respective operating expenses as of each Fund’s last fiscal year end, with other peer funds not managed by RIM, believed by the Third-Party Provider to be generally comparable to the Funds and the Underlying Funds
(the “Third-Party Information”). The Third-Party Information provided performance and operating expense comparisons for the
Underlying Funds that are series of Russell Investment Funds (“RIF Underlying Funds”) and comparisons for Class S shares of the
Underlying Funds that are series of Russell Investment Company (“RIC Underlying Funds”), except for the Long Duration Bond
Fund, for which the Third-Party Information showed performance comparisons for Class S since first being issued on September
11, 2023, and for Class Y shares prior to that date. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons, and the Fund’s “Expense Universe” in the case of operating expense comparisons. The foregoing and other information received by the Board, including the Independent Trustees, in connection with its evaluations of the Agreements are collectively called the “Agreement Evaluation Information.” The Trustees’
evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and the other RIM-managed funds for which the Board has supervisory responsibility, including the Underlying Funds (“Other RIM Funds”), with respect to services provided by RIM, RIM’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and the Underlying Funds (“Fund Counsel”) discussing the legal standards for their consideration of the continuations of the Agreements, and the Independent Trustees separately received a memorandum regarding their responsibilities from their Independent Counsel.
At meetings held virtually on April 7, 2025 and April 14, 2025, the Independent Trustees met privately with Independent Counsel to discuss the Agreement Evaluation Information received prior to those dates. At a meeting held in person on April 21, 2025, the
Independent Trustees met privately with Independent Counsel to discuss the Agreement Evaluation Information. At a meeting held in person on April 22, 2025 (the “Agreement Information Review Meeting”), the Board, including the Independent Trustees, in preparation for the Agreement Evaluation Meeting, met: (1) in an executive session with a representative of TA Associates
Management, L.P. (“TA Associates”), at which (i) Independent Counsel, (ii) Fund Counsel, (iii) the Chairman and Chief Executive
Officer of RIM’s ultimate parent company; (iv) the Chief Financial Officer of RIM and RIM’s ultimate parent company, and (v) the
President, Chief Executive Officer and non-Independent Trustee of the Funds, who is also a Director of RIM and Vice Chairman of
RIM’s ultimate parent company, were present; (2) met with representatives of RIM; and then (3) the Independent Trustees met in a private session with Independent Counsel at which no representatives of RIM or the Funds’ management were present to further review and discuss the Agreement Evaluation Information received to that date.
At the Agreement Evaluation Meeting, the Independent Trustees again met in person in a private session with Independent Counsel to review the additional or updated Agreement Evaluation Information received to that date. At the Agreement Evaluation Meeting, the
Board, including the Independent Trustees, considered the proposed continuance of the Agreements with RIM, Fund management,
Independent Counsel and Fund Counsel. The Board considered that the Agreement Evaluation Information and presentations made by RIM at the Agreement Information Review Meeting and the Agreement Evaluation Meeting as part of this review encompassed

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
40 Basis for Approval of Investment Advisory Agreement
the Funds and all Other RIM Funds. Information received by the Board, including the Independent Trustees, prior to and at the
Agreement Information Review Meeting, the Agreement Evaluation Meeting, and other meetings identified above is included in the Agreement Evaluation Information. Prior to voting at the Agreement Evaluation Meeting, the Independent Trustees again met in private session with Independent Counsel to consider Agreement Evaluation Information received from RIM and management at and prior to the Agreement Evaluation Meeting. The discussion below reflects the culmination of all of these reviews.
In evaluating the Agreements, the Board considered that most of the Underlying Funds (the “Manager-of-Managers Underlying
Funds”) employ a manager-of-managers method of investment and that the Manager-of-Managers Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is different from many other investment companies.
Specifically, the Board considered that RIM has engaged multiple unaffiliated Money Managers for the Manager-of-Managers
Underlying Funds and is responsible for paying fees to the Money Managers (“Money Manager Fees”) out of the advisory fees paid by the Manager-of-Managers Underlying Funds to RIM for its services under the RIM Agreement. A Money Manager may have
(1) a discretionary asset management assignment pursuant to which it is allocated a portion of a Manager-of-Managers Underlying
Fund’s assets to manage directly and for which it selects and trades the individual portfolio securities for the assets assigned to it; (2) a non-discretionary assignment pursuant to which it provides a model portfolio to RIM representing its investment recommendations, based upon which RIM purchases and sells securities for a Manager-of-Managers Underlying Fund; or (3) both a discretionary and a non-discretionary assignment. Money Manager Fees for a non-discretionary assignment may be the same as, or lower than, the fees would be for a discretionary assignment with the same Money Manager. The Long Duration Bond Fund does not employ a manager-of-managers method of investment and is instead managed only by RIM.
The Board considered that RIM (rather than any Money Manager in the case of Manager-of-Managers Underlying Funds) is responsible under the RIM Agreement for determining, implementing and maintaining the investment program for each Fund and, in conducting each Fund’s investment program, allocating assets of such Fund principally among its Underlying Funds. The assets of each Fund are principally invested in different combinations of the Underlying Funds pursuant to target strategic asset allocations set by RIM. RIM analyzes opportunities and risks at the aggregate level of the four main asset classes – equities, fixed income, multi-asset and alternatives – and monitors exposure to such asset classes using analytical tools to seek to ensure that any deviations from the target strategic asset allocations are intentional and tactical. RIM periodically evaluates each Fund’s allocation between asset classes to seek to ensure that the allocations optimally match the Fund’s stated investment objectives and risk profile. RIM may modify the target strategic asset allocation for any Fund, including changes to the Underlying Funds in which the Funds invest from time to time. The overall performance of each Fund therefore has reflected, in part, the performance of RIM in designing the investment program of the Fund and in determining the Funds’ target strategic asset allocations. The overall performance of each
Fund also has reflected the performance of RIM in managing its Underlying Funds.
Assets of each Manager-of-Managers Underlying Fund are allocated among RIM and the multiple Money Manager strategies selected by RIM for that Manager-of-Managers Underlying Fund. RIM may change a Manager-of-Managers Underlying Fund’s target strategic asset allocation to a Money Manager at any time, including by allocating no Manager-of-Managers Underlying Fund assets to one or more Money Manager strategies. In addition, RIM continues to manage the investment of each Manager-of-Managers
Underlying Fund’s cash and portions of a Manager-of-Managers Underlying Fund during transitions between discretionary Money
Managers. RIM also continues to manage directly any portion of each Manager-of-Managers Underlying Fund’s assets that RIM determines not to allocate to Money Manager strategies. Most Underlying Funds usually, but not always, pursue a strategy of being fully invested by exposing all or a portion of their cash to the performance of certain markets by purchasing equity securities, fixed income securities and/or derivatives. This cash “equitization” strategy is managed by RIM and is intended to cause a Fund to perform as though its cash were actually invested in those specified markets or strategies. With respect to the portion of a Manager-
of-Managers Underlying Fund that RIM manages based upon non-discretionary Money Manager model portfolios, RIM constructs a portfolio that represents the aggregation of the model portfolios based upon RIM’s allocation to each Money Manager’s strategy through an “enhanced portfolio implementation,” or “emulation,” process designed to capture return streams of multiple Money
Managers in a centralized portfolio. RIM then implements the portfolio consistent with the aggregation of the model portfolios, but may deviate from such aggregation for the purposes of exposure and transaction cost management. RIM stated its belief that the
Manager-of-Managers Underlying Funds benefit from emulation through, among other things, improved incremental returns over time due to lower aggregate transaction costs (including the impact of lower trading volume on custody charges) and lower turnover from reduced trading volumes, the potential for additional commission recapture, improved portfolio efficiency and control by enabling the implementation team more options for controlling investment exposures, managing cash flows and rebalances between

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreement 41
Money Manager strategies, and managing Money Manager transitions. The Board noted the variety and complexity of investment advisory services that RIM provides directly or, through the Underlying Funds, indirectly to the Funds under the RIM Agreement.
In the case of Manager-of-Managers Underlying Funds, RIM is responsible for selecting (subject to Board approval), overseeing and evaluating the performance results of the Money Managers for each Manager-of-Managers Underlying Fund and for actively managing allocations and reallocations of its assets among Money Manager strategies and RIM itself. Each discretionary Money
Manager for a Manager-of-Managers Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for researching, selecting and trading portfolio securities for the portion of the Manager-of-Managers Underlying Fund assigned to it by RIM in accordance with the Manager-of-Managers Underlying Fund’s applicable investment objective, policies and restrictions, any specific guidelines placed by RIM upon their selection of portfolio securities, and the Money Manager’s specified role in a Manager-of-Managers Underlying Fund. A Money Manager’s primary role is to pursue a particular investment strategy that has been selected and assigned to it by RIM through sector and security selection and risk control measures in a manner that is consistent with its RIM-assigned guidelines. The Money Managers operate subject to the oversight of, and instructions from, RIM. For each Manager-of-Managers Underlying Fund, RIM is responsible for, among other things, providing each Money
Manager with the investment guidelines and policies for the Manager-of-Managers Underlying Fund and any specific investment restrictions; monitoring the performance of each Money Manager and Manager-of-Managers Underlying Fund; generally supervising compliance by the discretionary Money Managers and, as applicable, the non-discretionary Money Managers with each
Manager-of-Managers Underlying Fund’s investment objective and policies; with respect to Manager-of-Managers Underlying
Funds with non-discretionary Money Managers, purchasing and selling securities for the Manager-of-Managers Underlying Funds based on model portfolios representing the investment recommendations of the non-discretionary Money Managers; managing
Manager-of-Managers Underlying Fund assets that are not allocated to Money Manager strategies; managing the Manager-of-
Managers Underlying Funds’ cash balances; and recommending at least annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIM is responsible for recommending to the Board additions of new Money
Managers, or terminations or replacements of existing Money Managers at any time when, based on RIM’s research and ongoing review and analysis, such actions are, in RIM’s judgment, appropriate. RIM provides each Money Manager with specific investment guidelines based on a Manager-of-Managers Underlying Fund’s investment program and RIM’s assessment of the Money
Manager’s expertise and investment style whereby RIM attempts to capitalize on the strengths of each Money Manager and to combine the investment activities of Money Managers for the Manager-of-Managers Underlying Fund in a complementary fashion.
Therefore, RIM’s selection of Money Managers for a Manager-of-Managers Underlying Fund is made not only on the basis of performance considerations but also on the basis of other factors, including anticipated compatibility with other Money Managers in the same Manager-of-Managers Underlying Fund. In light of the foregoing, the overall performance of each Manager-of-Managers
Underlying Fund has reflected, in great part, the performance of RIM in designing the Manager-of-Managers Underlying Fund’s investment program, structuring the Manager-of-Managers Underlying Fund, selecting effective Money Managers, and allocating assets among the Money Manager strategies and RIM in a manner designed to achieve the investment objectives of the Manager-
of-Managers Underlying Fund. In the Agreement Evaluation Information, RIM noted the broad array of investment management services provided to the Manager-of-Managers Underlying Funds by RIM and the relatively narrow scope of portfolio management services provided to the Manager-of-Managers Underlying Funds by Money Managers.
RIM has advised the Board that its portfolio construction process is investment led and designed to be conducted in a manner that is consistent with its fiduciary duties. The objective of RIM’s portfolio construction is to meet a portfolio’s investment objective and established excess return target. In the Agreement Evaluation Information, RIM noted that while it has general goals for
Money Manager Fees in the aggregate globally, there are no specific fee targets that are established for individual portfolios, which includes each of the Manager-of-Managers Underlying Funds. In the Agreement Evaluation Information, RIM advised the Board that Money Manager Fees, in the aggregate, must allow RIM to remain a going concern with sufficient resources to provide required services to the Funds and to earn a reasonable profit. RIM advised the Board that RIM portfolio managers utilize a number of tools in the portfolio construction process in order to meet a Manager-of-Managers Underlying Fund’s objective taking into account
Money Manager Fees. These tools include, among others, Money Manager selection, Money Manager allocation, Money Manager
Fee negotiations, guideline customization and RIM’s direct management of a portion of the Manager-of-Managers Underlying
Funds’ assets (as further described below).
The Board considered that the prospectuses for the Funds and the Manager-of-Managers Underlying Funds and other public disclosures have emphasized, and continue to emphasize, to investors RIM’s role as the principal investment manager for each such

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
42 Basis for Approval of Investment Advisory Agreement
Manager-of-Managers Underlying Fund, rather than the investment selection or recommendation role of the Money Managers, and describe the manner in which the Funds or Manager-of-Managers Underlying Funds operate. The Board further considered that
Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and
RIM’s reputation and experience in managing the structure of the Manager-of-Managers Underlying Funds.
The Board also considered the demands and complexity of managing the Manager-of-Managers Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIM with respect to the manager-of-managers structure of the Manager-of-
Managers Underlying Funds and the possibility that, at the current expense ratio of each Manager-of-Managers Underlying Fund, there might be no acceptable alternative investment managers to replace RIM on comparable terms given the need to continue the manager-of-managers strategy of such Manager-of-Managers Underlying Fund.
In addition to these general factors relating to the structure of the Manager-of-Managers Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating the renewal of the RIM Agreement, including the following:
1. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIM;
2. The advisory fee paid by the Fund or the Underlying Fund to RIM for its services under the RIM Agreement (the “Advisory Fee”), and, in the case of Manager-of-Managers Underlying Funds, the fact that RIM pays all Money Manager Fees out of its Advisory
Fee;
3. The combined Advisory Fee paid to RIM and the administrative fee paid to RIM’s wholly owned subsidiary for administrative services (the “Administrative Fee,” and together with the Advisory Fee, the “Management Fee”);
4. The performance of the Funds and the Underlying Funds relative to their respective benchmark indices and Comparable Funds;
5. Information provided by RIM as to other fees and benefits received by RIM or its affiliates in connection with the Fund or the
Underlying Fund, including any administrative or transfer agent fees, any fees received for management or administration of the fund in which the Underlying Funds invest their uninvested cash, and commissions or other compensation in connection with the execution of portfolio securities and foreign exchange transactions;
6. Information provided by RIM as to expenses incurred by the Fund or Underlying Fund;
7. Information provided by RIM as to the profits that RIM derives from its mutual fund operations generally and from the Fund or the Underlying Fund (excluding sales and client service expenses); and
8. Information provided by RIM concerning economies of scale and whether any scale economies are adequately shared with the
Fund or the Underlying Fund.
In connection with the Trustees’ consideration of the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Funds and the Underlying Funds, including Fund portfolio management services, the Board discussed with senior representatives of RIM and RIM’s ultimate parent company certain initiatives and growth strategies involving new and potential new client relationships, new and expected new product offerings, certain changes in senior personnel and the impact of other recent changes in Russell Investments’ (as defined below) personnel providing services to the
Funds and the Underlying Funds. The President and Chief Investment Officer of Russell Investments discussed with the Board the performance of certain Funds and Underlying Funds, how Russell Investments measures performance success, and recent and planned investment process enhancements.
The Board also discussed the Funds’ compliance program with the Funds’ Chief Compliance Officer (“CCO”), including certain items reported in the annual report of the CCO required under Rule 38a-1 of the 1940 Act (the “Annual CCO Report”). The Annual
CCO Report included the status of projects, initiatives and enhancements in the past year related to the compliance program that the CCO identified in connection with last year’s Annual CCO Report. The Annual CCO Report also included information on the resources of the compliance program and the status of various compliance, operations and technology initiatives previously discussed with the Board. The CCO and Russell Investments’ Global Chief Compliance Officer discussed with the Board, and the
Board noted, certain enhancements made to the compliance programs of RIM and the Funds over the past year and suggestions

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreement 43
for additional enhancements going forward, certain staffing changes and areas of focus for the upcoming year. The CCO advised the Board that the Funds and RIM, with respect to the services RIM provides to the Funds, have each adopted and effectively implemented written policies and procedures that are reasonably designed to prevent violation of the Federal Securities Laws (as such term is defined in the 1940 Act).
RIM is an indirect wholly owned subsidiary of Russell Investments Group, Ltd., through which the limited partners of certain private equity funds affiliated with TA Associates indirectly have a majority ownership interest through alternative investment vehicles and the limited partners of certain private equity funds affiliated with Reverence Capital Partners, L.P. (“Reverence Capital”) indirectly have a significant minority controlling ownership interest (as “control” is defined in the 1940 Act) through certain Reverence
Capital funds and alternative investment vehicles in RIM and its affiliates (“Russell Investments”). Certain of Russell Investments’
employees and Hamilton Lane Advisors, LLC also hold minority, non-controlling positions in Russell Investments.
In connection with the Board’s initial approval of the RIM Agreement in 2015, TA Associates advised the Board of its plans ultimately to effect a sale or other disposition of its ownership interest in Russell Investments. Any such future transaction (“Transaction”)
could cause a change of control of RIM resulting, among other things, in an assignment and termination of the RIM Agreement, as required by the 1940 Act and by the terms and conditions of the RIM Agreement. In the event of a Transaction, the Board would be required to consider the approval of the terms and conditions of a replacement agreement (“Successor Agreement”) for the
RIM Agreement and, thereafter, to submit the Successor Agreement to each Fund’s shareholders for approval, as required by the
1940 Act. During the executive session with a representative of TA Associates held in connection with the Agreement Information
Review Meeting, among other things, the status of TA Associates’ indirect investment in RIM and RIM’s access to sufficient resources to support its activities in respect of the Funds, including in light of the current market environment, current debt levels, capital structure and liquidity of Russell Investments Group, Ltd., and the impact of certain changes in Russell Investments’ senior management were discussed. The Board was not advised of any change in TA Associates’ ultimate plans regarding its ownership interest in Russell Investments. The Board was advised of TA Associates’ commitment to continue to support the same level of services currently being provided by RIM and its affiliates to the Funds.
As noted above, RIM, in addition to managing the investment of each Manager-of-Managers Underlying Fund’s cash, directly manages a portion (which may represent a significant portion) of the Manager-of-Managers Underlying Funds pursuant to the
RIM Agreement, with the actual allocation of Manager-of-Managers Underlying Fund assets among Money Manager strategies and RIM being determined from time to time by the RIM portfolio manager(s). RIM may utilize tools such as “optimization,”
which involves the analysis of tradeoffs between various risk and return factors as well as turnover and transaction costs, in order to estimate optimal portfolio positioning. RIM may use strategies based on indexes, including optimized index sampling (strategies that seek to purchase a sampling of securities using optimization and risk models) and/or index replication. For certain Underlying
Funds, RIM may invest in derivative instruments and may use derivatives to take both long and short positions. RIM’s direct management of assets for these purposes is hereinafter referred to as the “Direct Management Services.” While no new direct management strategies were implemented in 2024, the Board has been advised that, where appropriate in its judgment, RIM may continue exploring the possible addition of new or expansion of existing Direct Management Services. Therefore, larger portions of certain Manager-of-Managers Underlying Funds may be managed directly by RIM pursuant to the Direct Management Services.
According to RIM, for the Manager-of-Managers Underlying Funds, its portfolio managers combine Money Manager strategies and, through RIM’s Direct Management Services, align exposures with RIM’s preferred positioning by seeking to precisely manage portfolio exposures as well as to generate alpha as they construct portfolios. RIM’s Direct Management Services are customized portfolios directly managed by RIM for use within the total portfolio of a Manager-of-Managers Underlying Fund. RIM’s Direct
Management Services are used in conjunction with allocations to Money Manager strategies to fully reflect RIM’s strategic and dynamic insights with integrated liquidity and risk management.
The Board considered that RIM is not required to pay Money Manager Fees to any Money Managers with respect to assets for which it provides Direct Management Services and that the profits derived by RIM generally and from the Manager-of-Managers
Underlying Funds consequently may be increased, although RIM noted that it incurs additional costs in providing Direct Management
Services. RIM advised the Board that allocations, or increased allocations, of Manager-of-Managers Underlying Fund assets to
Direct Management Services, together with Money Manager selection, allocations among Money Manager strategies, renegotiation of Money Manager Fees and changes in existing Money Manager assignments from discretionary to non-discretionary assignments where there is a related Money Manager Fee reduction may reduce its costs of providing investment advisory services to the
Manager-of-Managers Underlying Funds, which would benefit RIM. The Board considered RIM’s advice that any such benefit,

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
44 Basis for Approval of Investment Advisory Agreement
including any increased profits to RIM, ultimately may be partially offset by the impact of any new or additional fee waivers or expense caps separately agreed upon and implemented from time to time for the affected Manager-of-Managers Underlying
Funds and any costs of incremental investments or increased cost allocations that RIM may incur to support Direct Management
Services. The Board also considered information provided by RIM as to the potential benefits of the Direct Management Services to the Manager-of-Managers Underlying Funds and the fact that the aggregate Advisory Fees paid by the Manager-of-Managers
Underlying Funds are not increased as a result of RIM’s direct management of Manager-of-Managers Underlying Fund assets as part of the Direct Management Services or otherwise.
The Board noted that changes in the allocation of assets among Money Manager strategies or to Direct Management Services, as well as changes in the allocation of Fund assets among the Underlying Funds, may result directly in higher related costs to affected Underlying Funds, including higher brokerage commissions and other transaction costs, a portion of which is paid to RIM’s affiliated broker in connection with execution of portfolio transactions in connection with such changes.
RIM advised the Board that, in order to preserve flexibility and to manage risks, and consistent with the terms of the manager-of-
managers exemptive order, in 2019, RIM created Money Manager “bench” lineups for certain Manager-of-Managers Underlying
Funds, whereby those Manager-of-Managers Underlying Funds have Board-approved portfolio management contracts with Money
Managers that are not funded (i.e., have an asset allocation of zero). In the Agreement Evaluation Information, RIM advised the
Board that the opportunity to decrease a Money Manager’s allocation to zero, but not terminate the Money Manager, allows RIM to potentially realize gains from strategies that may have been overly rewarded in the marketplace over the short to medium term, or provide the opportunity to retain capacity with a Money Manager that may otherwise be closed to new business. The Board noted that RIM does not believe there are any detriments to the Manager-of-Managers Underlying Funds or RIM from the use of a
Money Manager bench. RIM has advised the Board that RIM may add Money Managers to, or remove Money Managers from, a
Money Manager bench lineup for Manager-of-Managers Underlying Funds, or create Money Manager bench lineups for additional
Manager-of-Managers Underlying Funds.
The Agreement Evaluation Information outlined various changes that have been implemented in the investment program for the
Funds and the Manager-of-Managers Underlying Funds in recent years and described additional changes that have been implemented or are underway, and the impact of such changes, to the investment advisory services provided to the Underlying Funds by RIM, which the Trustees took into account in their contract renewal deliberations, including the following:
• The Direct Management Services described above.
• Most discretionary Money Manager equity assignments for Manager-of-Managers Underlying Funds were previously converted to non-discretionary assignments, thereby implementing emulation for those Money Manager equity assignments. The Board considered the potential impacts described in the Agreement Evaluation Information, both positive and negative, on the Manager-
of-Managers Underlying Funds of emulation. RIM noted that, in implementing emulation for most equity assignments for the
Manager-of-Managers Underlying Funds, it assumes various additional risks, including trade error risk as it takes over responsibility for trading. RIM generally effects Underlying Fund equity portfolio transactions through an affiliated broker that receives a portion of the commissions paid by the Funds for effecting some of these transactions. For such equity transactions, the Underlying Funds pay RIM’s affiliated broker dealer commission rates that are determined by an oversight committee of RIM. According to RIM, the Underlying Funds pay the same commission rates regardless of whether the affiliated broker dealer receives any portion of the commission. RIM noted certain enhancements in recent years to the emulation process for Manager-of-Managers Underlying Funds, including increasing the frequency of receipt of certain Money Manager model portfolios, the utilization of a risk-based portfolio dashboard and model liquidity monitoring. While RIM generally implements Money Manager equity strategies via emulation, RIM has determined and may determine that certain Money Manager equity strategies should be implemented by Money Managers on a discretionary basis.
• RIM has renegotiated fees with certain Money Managers to lower levels and advised the Board that it will continue to assess opportunities for Money Manager Fee reductions in the future. RIM advised the Board that it has not experienced, and does not expect to experience, any diminution in the nature, scope or quality of services provided by Money Managers as a result of renegotiated Money Manager Fees.
• Benchmark and name changes for certain Funds and Underlying Funds to comply with new SEC regulations.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreement 45
• Modifications to the target strategic asset allocation of the Funds to reflect market conditions, capital market forecasts and RIM’s desired asset class exposures.
In evaluating the Funds’ and Underlying Funds’ Advisory Fees and Management Fees, the Board considered that, in the Agreement
Evaluation Information and at past meetings, RIM noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives.
The Board considered that, effective March 1, 2024, the contractual advisory fee rates were reduced for certain RIC Underlying
Funds for which RIM was consistently waiving advisory fees or reimbursing Fund expenses under an expense cap, and new waivers and/or expense caps for certain RIC Underlying Funds were implemented upon the expiration of the prior waivers and/or expense caps. To assist the Board’s evaluation of the Advisory Fees, Management Fees and total expenses of such RIC Underlying
Funds, RIM provided comparisons and discussion of the Management Fees and total expenses of each RIC Underlying Fund on an adjusted basis to reflect the annualized impact of changes to contractual Advisory Fees and Advisory Fee waivers and expense caps, as applicable, that were implemented in 2024 relative to the management fees and total expenses of such RIC Underlying Fund’s
Comparable Funds included in the Third-Party Information.
The Third-Party Information included, among other things, comparisons of the Funds’ Management Fees with the management fees of their Comparable Funds on an actual basis (i.e., giving effect to any fee waivers and/or expense caps implemented by RIM with respect to a Fund and by the managers of such Fund’s Comparable Funds). The Third-Party Information showed, among other things, that the Moderate Strategy Fund, Balanced Strategy Fund and Aggressive Strategy Fund (formerly the Growth Strategy
Fund) each had a Management Fee which, compared with the management fees of its respective Comparable Funds on an actual basis, was ranked in the second quintile of its Expense Universe for that expense component, and the Equity Aggressive Strategy
Fund (formerly the Equity Growth Strategy Fund) had a Management Fee which, compared with the management fees of its
Comparable Funds on an actual basis, was ranked in the first quintile of its Expense Universe for that expense component. In these rankings, the first quintile represents funds with the lowest management fees among funds in the Expense Universe, and the fifth quintile represents funds with the highest management fees among funds in the Expense Universe. The comparisons were based upon the latest fiscal years for the Expense Universe funds and the Third-Party Information.
The Funds and the RIF Underlying Funds are distributed exclusively to holders of variable annuity and variable life insurance contracts issued by insurance companies (“Insurance Contract Holders”). Among other things, RIM previously noted that meaningful comparisons of management fees between funds affiliated with insurance companies issuing variable annuity and life insurance policies to Insurance Contract Holders and funds that are not affiliated with such insurance companies, such as the
Funds and the RIF Underlying Funds, are difficult as insurance companies have flexibility to allocate certain fees between the variable annuity and variable life insurance contracts held by Insurance Contract Holders and the affiliated underlying funds. RIM also noted the administrative services provided by an insurance company to Insurance Contract Holders invested in the Funds and the RIF Underlying Funds and the costs associated with the provision of such administrative services. RIM explained that these administrative services benefit the Funds’ and RIF Underlying Funds’ Insurance Contract Holders and are necessary for the operation of the Funds and the RIF Underlying Funds.
In discussing the Management Fees for the Underlying Funds generally, RIM noted, among other things, that its Management Fees for the Underlying Funds encompass services that are typical to services provided by investment advisers to the Underlying Funds’
Comparable Funds, as well as transition management services that enable efficient and cost-effective asset transition events and the administration of a cash equitization program.
RIM also advised the Board that its pre-tax profit margin from its relationships with the Funds and Underlying Funds increased slightly in 2024, and RIM’s 2024 pre-tax profit margin in providing investment advisory services to the Funds is higher than the median of the operating profit margins of public investment management company peers (in each case, including sales and client service expenses) based on a survey conducted as of September 30, 2024 reflecting the prior 12 months.
The Board considered each Fund’s and Underlying Fund’s Advisory Fee and Management Fee on both a standalone basis and in the context of the Fund’s or Underlying Fund’s total expense ratio. The Board also considers the various expense components, other than the Advisory Fee and Management Fee, that comprise each Fund’s total expense ratio, and the extent to which such expense components contribute to each Fund’s total expense rankings within its Expense Universe. The Board has engaged, and continues to engage, in discussions with RIM to identify opportunities, where appropriate, for improving the Advisory Fee, Management Fee

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
46 Basis for Approval of Investment Advisory Agreement
and/or total expense comparisons for certain Underlying Funds relative to their respective Comparable Funds through Advisory Fee waivers or expense caps.
At the Agreement Information Review Meeting and the Agreement Evaluation Meeting, the Board reviewed and discussed with
RIM the Management Fees and total expense ratios of the Underlying Funds relative to their respective Comparable Funds, including the fee waivers RIM had previously implemented and agreed to implement in the future to reduce Management Fees and/
or total expenses for certain Underlying Funds, and the Underlying Funds’ Comparable Fund fee and expense trending year-over-
year. Based on that review and discussions with RIM, including discussions with RIM regarding the reasonableness of various components of certain Underlying Funds’ total expense ratio other than its Management Fee, the Independent Trustees will continue to evaluate and engage in ongoing discussions with management regarding Management Fee and total expense comparisons of the
Underlying Funds.
Based upon information provided by RIM, the Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund or Underlying Fund appropriately reflects or should be revised to reflect any such economies. The Board considered, among other things, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure employed by the Manager-of-Managers Underlying Funds as well as net Fund redemptions or purchases in recent years.
With respect to each Underlying Fund, the Board considered any Advisory Fee waivers or expense limitation arrangements that had been implemented in the past year, and those proposed to be implemented in the future. In addition, the Board, in the case of certain Underlying Funds, considered Advisory Fee breakpoints that previously had been implemented for those Underlying Funds.
The Funds are primarily distributed through, and their assets are primarily attributed to, The Northwestern Mutual Life Insurance
Company (“Northwestern Mutual”). The Funds continue to experience outflows; however, RIM advised the Board there is regular contact with Northwestern Mutual in order to maintain product availability and continue efforts to grow the product line. RIM expressed its belief that Northwestern Mutual is still committed to the Funds and RIF Underlying Funds. However, the Board has
received no direct assurances in this regard from Northwestern Mutual. If Northwestern Mutual were to discontinue its participation in the Funds, the Board considered that it is unlikely that the Funds would remain viable. RIM previously expressed its belief that the Funds will remain viable in the near term, and the Board was not advised of any change in RIM’s belief in this regard. The Board considered, among other things, the potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their variable annuity and variable life insurance policyholders.
The Board also considered that the advisory fee rates payable to RIM by Other RIM Funds and fee rates payable to RIM or its affiliates by other registered investment companies and by institutional clients with investment objectives similar to those of the
Funds in some cases are lower than the advisory fee rates paid by the Funds (including indirect expenses of investing in Underlying
Funds). The Trustees considered RIM’s explanation that the advisory fees payable to RIM by the Funds and the Other RIM Funds reflect, among other things, differences in the type of product, distribution channel and investors. The Trustees also considered the differences in the nature and scope of services RIM provides to other registered investment companies and institutional clients relative to those provided to the Funds and the Underlying Funds. With respect to institutional clients, RIM explained, among other things, that institutional products have fewer compliance, administrative, client servicing/communication and other needs than the
Funds and the Underlying Funds. RIM also noted that due to the number and nature of investors, along with their varied needs for liquidity, there is more portfolio liquidity management and cash flow management required for the Underlying Funds than for RIM’s and its affiliates’ institutional clients, where assets are relatively stable. In addition, RIM noted that the Funds and the Underlying
Funds are subject to heightened regulatory requirements relative to institutional clients. Accordingly, the Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to such institutional clients that comparisons are not probative and should not be given significant weight.
With respect to the Funds’ total expenses, the Third-Party Information showed that the total direct expenses (i.e., not including indirect expenses of the Underlying Funds) for each Fund ranked in the second quintile of its respective Expense Universe. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds.
On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIM during the course of the year and prior years, or presented at or in connection with the Agreement Information Review Meeting and

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreement 47
Agreement Evaluation Meeting by RIM and its affiliates, the Board, in respect of each Fund and Underlying Fund, after giving effect to any applicable fee waivers and/or expense caps for the Underlying Funds, and considering any differences in the investment strategies of their respective Comparable Funds and in light of other factors discussed above: (1) found that the Advisory Fee and
Administrative Fee were acceptable in light of the nature, scope and overall quality of the investment advisory and other services provided, and expected to be provided, to the Fund or Underlying Fund and to provide continuity of investment advisory and other services by RIM and its affiliates to the Fund or Underlying Fund; (2) either found that the relative expense ratio of each Fund and
Underlying Fund was comparable to those of its Comparable Funds or took into account the factors noted above, and other factors in respect of the Underlying Funds, in considering the relative expense ratio as compared to those of its Comparable Funds; (3)
found that the other benefits and fees received by RIM or its affiliates from the Fund or Underlying Fund identified in the Agreement
Evaluation Information were not considered to be excessive; (4) found that RIM’s reported profitability with respect to the Fund and
Underlying Fund was not considered to be excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIM and applicable judicial and regulatory guidance; and (5) found that the Advisory Fee charged by
RIM appropriately reflects any economies of scale realized by such Fund or Underlying Fund in light of various factors, including potential negative implications for significant future Fund asset growth if additional insurance companies do not make the Funds available to their Insurance Contract Holders; the Advisory Fee breakpoints that are in place for certain Underlying Funds; in the case of Manager-of Managers Underlying Funds, the variability of Money Manager Fees and other factors associated with the manager-of-managers structure; and RIM’s advice that it does not believe it will experience meaningful economies of scale.
The Board concluded that, under the circumstances and based on RIM’s performance information and reviews for each Fund and
Underlying Fund, the performance of each of the Funds and Underlying Funds supported the continuation of the RIM Agreement.
In assessing the performance of the Funds and the Underlying Funds with at least three years of performance history, the Board focused on each Fund’s performance for the 3-year period ended December 31, 2024 as most relevant, but also considered Fund and Underlying Fund performance for the 1-year and, where applicable, 5-year periods ended on such date. In reviewing the performance of the Funds and Underlying Funds generally, the Board took into consideration various steps taken by RIM in the past few years to enhance the performance of certain Manager-of-Managers Underlying Funds, including changes in Money Managers or their allocations, changes to investment strategies, and RIM’s implementation or expansion of its Direct Management Services and other strategies, which may not yet be fully reflected in Manager-of-Managers Underlying Fund investment results.
With respect to the Moderate Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 1-, 3- and 5-year periods ended December 31, 2024.
With respect to the Balanced Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for each of the 1- and 3-year periods ended December 31, 2024, and was ranked in the fifth quintile of its Performance Universe for the 5-year period ended on such date.
The performance of each of the other Funds ranked in the third quintile of its Performance Universe or better for the 3-year period ended December 31, 2024.
The Board considered RIM’s explanation that the underperformance of the Moderate Strategy Fund and Balanced Strategy Fund
relative to their respective Comparable Funds for the 3-year period was driven by a combination of asset allocation differences and active performance of the Underlying Funds. RIM noted, among other things, that the Funds are designed to be broadly diversified across asset classes to harvest diversification benefits and improve risk adjusted performance over a strategic horizon, and that over the 3-year period, some of these diversified exposures have not been accretive to the Funds’ performance relative to peers. RIM further noted that, incrementally, several of the Underlying Funds underperformed their respective benchmarks and contributed to the underperformance of the Funds. RIM also noted that the Funds’ target strategic asset allocations were modified in 2023, with the objective of improving return potential given the current capital markets environment and capital markets forecasts, and the Funds’
target strategic asset allocations also were modified in 2025.
In evaluating performance, the Board considered each Fund’s and Underlying Fund’s performance not only relative to its
Comparable Funds, but also in absolute terms and relative to appropriate benchmarks and indices. The Board considered the
Manager-of-Managers Underlying Funds’ performance relative to their primary or secondary benchmarks, whichever RIM uses to assess Fund performance, in light of RIM’s advice that its investment philosophy and process seek to combine investment managers to produce benchmark-beating returns with above-average consistency. Among the Underlying Funds in which the Funds were invested as of December 31, 2024, for the 1-year period ended December 31, 2024, the RIF Global Real Estate Securities Fund, RIC

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
48 Basis for Approval of Investment Advisory Agreement
Emerging Markets Fund, RIC Opportunistic Credit Fund, RIC Investment Grade Bond Fund, RIC Short Duration Bond Fund and
RIC Multi-Strategy Income Fund outperformed their respective benchmarks; for the 3-year period ended December 31, 2024, the
RIC Multi-Strategy Income Fund outperformed its benchmark; and for the 5-year period ended December 31, 2024, the RIF U.S.
Small Cap Equity Fund, RIF Global Real Estate Securities Fund and RIC Short Duration Bond Fund outperformed their respective benchmarks. With respect to the RIC Underlying Funds that are not Manager-of-Managers Underlying Funds, for the 1-year period ended December 31, 2024, the Long Duration Bond Fund outperformed its benchmark.
The Board also considered the Money Manager changes that have been made during the past year and that the performance of
Money Managers continues to impact the performance of the Funds and Manager-of-Managers Underlying Funds for periods prior and subsequent to their termination. Further, the Board considered the implementation of additional strategies or refinements to strategies discussed in the Agreement Evaluation Information and/or prior Board meetings that have been and may be employed by
RIM in respect of certain Underlying Funds.
After considering the foregoing and other relevant factors, including factors described above, the Board concluded in respect of each
Fund and Underlying Fund that continuation of the RIM Agreement would be in the best interest of such Fund and its shareholders and voted to approve the continuation of the RIM Agreement.
At the Agreement Information Review Meeting and Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Manager-of-Managers Underlying Funds, the Board received and considered information from RIM reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIM’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC, the Funds’ and Underlying Funds’ underwriter; and
RIM’s recommendation to retain each discretionary or non-discretionary Money Manager on the current terms and conditions, including at the current fee rate. The Board received reports during the course of the year from the Funds’ CCO regarding her assessments of Money Manager compliance programs and any compliance issues. RIM did not identify any benefits from the
Manager-of-Managers Underlying Funds’ portfolio transactions received by Money Managers or their affiliates other than potential benefits from soft dollar arrangements or commissions paid to any affiliated broker-dealer through which a discretionary Money
Manager may execute trades.
RIM recommended that each of the Money Managers be retained for its current discretionary or non-discretionary assignment at its current fee rate. In doing so, RIM, as it has in the past, advised the Board that it does not regard Money Manager profitability or economies of scale as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM is aware of the standard fee rates charged by Money Managers to other clients; and RIM believes that the fees agreed upon with Money Managers are reasonable and appropriate in light of the anticipated quality of investment advisory services to be rendered. The Board accepted
RIM’s explanation of the relevance of Money Manager profitability in light of RIM’s belief that such fees are reasonable; the
Board’s findings as to the acceptability of the Advisory Fee paid by each Manager-of-Managers Underlying Fund; and the fact that each Money Manager’s fee is paid by RIM.
Based upon RIM’s recommendations, together with relevant Agreement Evaluation Information, the Board concluded that the fees paid to the Money Managers of each Manager-of-Managers Underlying Fund are acceptable in light of RIM’s assessment of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money
Manager of each Manager-of-Managers Underlying Fund would be in the best interests of the Manager-of-Managers Underlying
Fund and its shareholders.
* * *
This discussion is not intended to include all of the factors and information considered by the Board. In their deliberations, the
Trustees did not identify any particular information as to the RIM Agreement or, other than RIM’s recommendation, the portfolio management contract with any Money Manager for a Manager-of-Managers Underlying Fund that was all-important or controlling, except, in the case of the RIM Agreement, the need to continue the managers-of-managers structure of the Manager-of-Managers
Underlying Funds, and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Basis for Approval of Investment Advisory Agreement, continued —
(Unaudited)
Basis for Approval of Investment Advisory Agreement 49
information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying
Fund.

Russell Investment Funds
LifePoints
®
Funds Variable Target Portfolio Series
Adviser and Service Providers — June 30, 2025 (Unaudited)
50 Adviser and Service Providers
Interested Trustee
Vernon Barback
Independent Trustees
Michelle L. Cahoon
Michael Day
Julie Dien Ledoux
Jeremy May
Ellen M. Needham
Jeannie Shanahan
Raymond P. Tennison, Jr.
Jack R. Thompson
Officers
Vernon Barback, President and Chief Executive Officer
Cheryl Wichers, Chief Compliance Officer
Kari Seabrands, Treasurer, Chief Accounting Officer &
Chief Financial Officer*
Kate El-Hillow, Chief Investment Officer
Mary Beth Albaneze, Secretary and Chief Legal Officer
Adviser
Russell Investment Management, LLC
1301 Second Avenue
Seattle, WA 98101**
Administrator and Transfer and Dividend
Disbursing Agent
Russell Investments Fund Services, LLC
1301 Second Avenue
Seattle, WA 98101**
Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171
Office of Shareholder Inquiries
1301 Second Avenue
Seattle, WA 98101**
(800) 787-7354
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Distributor
Russell Investments Financial Services, LLC
1301 Second Avenue
Seattle, WA 98101**
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101
This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.
* Effective July 23, 2025, Ross Erickson was appointed Treasurer, Chief Accounting Officer & Chief Financial Officer.
** Effective September 2025, the address will change to 401 Union Street. Suite 1800, Seattle, Washington 98101.

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101*
800-787-7354
Fax: 206-505-3495
* Effective September 2025, the address will change to 401 Union Street. Suite 1800,
Seattle, Washington 98101.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included in Note 4 in the Notes to Financial Statements in the Financial Statements filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the Financial Statements filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 15.  Submission of Matters to a Vote of Security Holders
There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures
(a) Registrant's principal executive officer and principal financial officer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19.  Exhibit List

(a)          Certification for principal executive officer of registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of registrant as required by Rule 30a-2(a) under the Act. ex99_cert
(b)          Certification for principal executive officer and principal financial officer of registrant as required by Rule 30a-2(b) under the Act. ex99.906_cert

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Funds
Date:  August 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Vernon Barback
            Vernon Barback
President & Chief Executive Officer (Principal Executive Officer), Russell Investment Funds
Date:  August 14, 2025

By:      /s/ Ross Erickson
            Ross Erickson
Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Chief Financial Officer (Principal Financial Officer), Russell Investment Funds
Date:  August 14, 2025